UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – March 31, 2006

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

BONDS - 0.00% **

CORPORATE BONDS - 0.00% **

COMMUNICATIONS - 0.00% **
$ 9,949,900	b,v*	Exodus Communications, Inc	5.250%	02/15/08	$-	^
		TOTAL COMMUNICATIONS			-	^

		TOTAL CORPORATE BONDS			-	^
		(Cost $9,950)

GOVERNMENT BONDS - 0.00% **

U.S. TREASURY SECURITIES - 0.00% **
325,000		United States Treasury Bond	5.000	02/15/11	328
		TOTAL U.S. TREASURY SECURITIES			328

		TOTAL GOVERNMENT BONDS			328
		(Cost $320)

		TOTAL BONDS			328
		(Cost $10,270)
SHARES

PREFERRED STOCKS - 0.01%

APPAREL AND OTHER TEXTILE PRODUCTS - 0.00% **
3,638		Hugo Boss AG.			153
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS			153

COMMUNICATIONS - 0.00% **
143,895		ProSiebenSat.1 Media AG.			3,744
		TOTAL COMMUNICATIONS			3,744

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
57,984		Simon Property Group, Inc			3,999
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			3,999

INSURANCE CARRIERS - 0.00% **
25,127		Great-West Lifeco, Inc (Series E)			591
8,192		Great-West Lifeco, Inc (Series F)			192
		TOTAL INSURANCE CARRIERS			783

PRIMARY METAL INDUSTRIES - 0.00% **
490,350	v*	Superior Trust I			-	^
		TOTAL PRIMARY METAL INDUSTRIES			-	^

TRANSPORTATION EQUIPMENT - 0.01%
6,725		Porsche AG.			6,429
		TOTAL TRANSPORTATION EQUIPMENT			6,429

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

		TOTAL PREFERRED STOCKS	$15,108
		(Cost $11,734)

COMMON STOCKS - 99.51%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00% **
1,504,251		Centrais Eletricas Brasileiras S.A.	33
1,896,671		Centrais Eletricas Brasileiras S.A.	43
6,500		Centrais Eletricas Brasileiras S.A. (Spon ADR)	70
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	146

AGRICULTURAL PRODUCTION-CROPS - 0.01%
362,871		Chiquita Brands International, Inc	6,085
577,510		Gallaher Group plc	8,415
19,000		PT Gudang Garam Tbk	22
		TOTAL AGRICULTURAL PRODUCTION-CROPS	14,522

AGRICULTURAL SERVICES - 0.00% **
55,274		AWB Ltd	153
48,000		Chaoda Modern Agriculture	38
172,058		Yara International ASA	2,733
		TOTAL AGRICULTURAL SERVICES	2,924

AMUSEMENT AND RECREATION SERVICES - 0.19%
37,800		Aruze Corp	865
304,927	*	Bally Technologies, Inc	5,181
22,200		Berjaya Sports Toto Bhd	28
76,000		China Travel International Inv HK	19
47,901		Churchill Downs, Inc	1,836
81,306		Dover Downs Gaming & Entertainment, Inc	1,770
104,702		Dover Motorsports, Inc	575
223,802		Gamesa Corp Tecnologica S.A.	4,298
825,383		Harrah's Entertainment, Inc	64,347
615,732		Hilton Group plc	4,155
153,003		International Speedway Corp (Class A)	7,788
247,059		Intrawest Corp	8,446
6,082	*	Lakes Entertainment, Inc	66
203,145	e*	Leapfrog Enterprises, Inc	2,157
130,236	*	Life Time Fitness, Inc	6,102
336,901	*	Live Nation, Inc	6,684
12,324		Lottomatica S.p.A	522
212,057	*	Magna Entertainment Corp (Class A)	1,440
327,171	*	Marvel Entertainment, Inc	6,583
158,143	*	MI Developments, Inc	5,514
18,000		Mizuno Corp	134
88,382	*	Monarch Casino & Resort, Inc	2,509
210,370	*	MTR Gaming Group, Inc	2,167
261,946	e*	Multimedia Games, Inc	3,898
85,869		OPAP S.A.	3,277
35,200		Oriental Land Co Ltd	2,038
54,665		Paddy Power plc	873
418,509	*	Penn National Gaming, Inc	17,653
263,574	*	Pinnacle Entertainment, Inc	7,425
9,806,000	*	Playmates Holdings Ltd	13
431,188	*	Publishing & Broadcasting Ltd	5,319

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
243,451		Rank Group plc	$952
67,317	*	Riviera Holdings Corp	1,134
14		Round One Corp	65
285,877		Sega Sammy Holdings, Inc	11,581
524,176	e*	Six Flags, Inc	5,336
96,406		Speedway Motorsports, Inc	3,684
1,025,573		TABCORP Holdings Ltd	11,313
7,300		Tanjong plc	29
86,522		UNiTAB Ltd	938
656,389		Westwood One, Inc	7,246
152,236		William Hill plc	1,583
212,788	e*	Wynn Resorts Ltd	16,353
		TOTAL AMUSEMENT AND RECREATION SERVICES	233,896

APPAREL AND ACCESSORY STORES - 0.66%
612,319		Abercrombie & Fitch Co (Class A)	35,698
421,248	*	Aeropostale, Inc	12,705
1,023,572		American Eagle Outfitters, Inc	30,564
315,335	*	AnnTaylor Stores Corp	11,601
203,200		Aoyama Trading Co Ltd	6,699
54,313		Buckle, Inc	2,224
170,083		Burberry Group plc	1,367
178,852		Burlington Coat Factory Warehouse Corp	8,129
77,888	*	Cache, Inc	1,428
730	*	Camaieu	125
144,943	*	Casual Male Retail Group, Inc	1,412
200,912		Cato Corp (Class A)	4,794
1,573		Charles Voegele Holding AG.	137
107,142	*	Charlotte Russe Holding, Inc	2,293
744,070	*	Charming Shoppes, Inc	11,064
1,107,556	*	Chico's FAS, Inc	45,011
131,095	*	Children's Place Retail Stores, Inc	7,590
216,739		Christopher & Banks Corp	5,031
18,300	*	Citi Trends, Inc	728
581,909		Claire's Stores, Inc	21,129
31,702		DEB Shops, Inc	942
119,113	*	Dress Barn, Inc	5,711
63,400	*	DSW, Inc	1,986
15,414		Edgars Consolidated Stores Ltd	96
34,600	e	Fast Retailing Co Ltd	3,375
245,440		Finish Line, Inc (Class A)	4,037
763,534		Foot Locker, Inc	18,233
6,551		Foschini Ltd	62
7,093,511		Gap, Inc	132,507
182,031	*	Genesco, Inc	7,079
1,091,000		Giordano International Ltd	605
145,996	*	Guess ?, Inc	5,710
1,224,232		Hennes & Mauritz AB (B Shs)	44,611
257,407	*	HOT Topic, Inc	3,732
183,039		Inditex S.A.	7,055
105,427	*	Jill (J.) Group, Inc	2,521
148,207	*	Jo-Ann Stores, Inc	1,995
2,624,495	*	Kohl's Corp	139,124
1,524,670		Limited Brands, Inc	37,293
2,085	*	Lindex AB	31
267		Lotte Shopping Co Ltd	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
330,168		Men's Wearhouse, Inc	$11,866
88,200	*	New York & Co, Inc	1,318
149,400		Nishimatsuya Chain Co Ltd	3,166
1,293,922		Nordstrom, Inc	50,696
460,328	*	Pacific Sunwear Of California, Inc	10,201
784,582	*	Payless Shoesource, Inc	17,959
1,143,284		Ross Stores, Inc	33,372
62,795	*	Shoe Carnival, Inc	1,569
73,929		SSL International plc	413
165,400		Stage Stores, Inc	4,921
221,971		Stein Mart, Inc	3,867
24,366		Syms Corp	365
130,192		Talbots, Inc	3,498
462,634	e*	The Wet Seal, Inc	3,077
309,119	*	Too, Inc	10,618
14,642		Truworths International Ltd	68
93,600		United Arrows Ltd	2,546
604,141	*	Urban Outfitters, Inc	14,826
270,986	*	Wilsons The Leather Experts, Inc	1,057
25,178		Woolworths Holdings Ltd	67
3,353	*	Zumiez, Inc	205
		TOTAL APPAREL AND ACCESSORY STORES	802,218

APPAREL AND OTHER TEXTILE PRODUCTS - 0.22%
65,000		Atsugi Co Ltd	122
289,643		Bebe Stores, Inc	5,335
24,973		Benetton Group S.p.A.	372
92,225	*	Carter's, Inc	6,224
718,912		Cintas Corp	30,640
67,083	*	Columbia Sportswear Co	3,578
6,441		Gerry Weber International AG.	134
181,690	*	Gildan Activewear, Inc	8,603
146,000		Gunze Ltd	984
222,185	*	Gymboree Corp	5,786
156,077	*	Hartmarx Corp	1,391
136,544	*	Innovo Group, Inc	101
943,141		Jones Apparel Group, Inc	33,359
96,021	*	JOS A Bank Clothiers, Inc	4,604
254,896		Kellwood Co	8,001
8,000		Li Ning Co Ltd	8
507,698		Liz Claiborne, Inc	20,805
54,700	*	Maidenform Brands, Inc	602
1,017,100		Mitsubishi Rayon Co Ltd	8,310
1,320,669		Nisshinbo Industries, Inc	14,764
98,100	e	Onward Kashiyama Co Ltd	1,729
79,766		Oxford Industries, Inc	4,078
55,535	*	Perry Ellis International, Inc	1,257
244,465		Phillips-Van Heusen Corp	9,341
518,274		Polo Ralph Lauren Corp	31,413
523,050	*	Quiksilver, Inc	7,249
229,765		Russell Corp	3,171
59,100		Shimamura Co Ltd	6,857
662,000		Tokyo Style Co Ltd	7,861
2,267,000		Toyobo Co Ltd	6,994
42,571	e*	Under Armour, Inc	1,379
90,726		Unifirst Corp	3,014

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
406,923		VF Corp	$23,154
27,300	*	Volcom, Inc	970
73,000		Wacoal Holdings Corp	990
309,972	*	Warnaco Group, Inc	7,439
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	270,619

AUTO REPAIR, SERVICES AND PARKING - 0.06%
506,000		Aisin Seiki Co Ltd	19,641
72,710	*	Amerco, Inc	7,196
1,900		Bandag, Inc	80
49,828		Bandag, Inc (Class A)	1,781
120,864		Central Parking Corp	1,934
166,329	*	Dollar Thrifty Automotive Group, Inc	7,551
717		Haldex AB	17
35,000		Ichikoh Industries Ltd	111
73,174	*	Midas, Inc	1,600
64,198		Monro Muffler, Inc	2,384
68,800		NOK Corp	1,849
338,813	*	PHH Corp	9,046
131,004	*	Rush Enterprises, Inc (Class A)	2,303
276,262		Ryder System, Inc	12,371
35,100		Sumitomo Rubber Industries, Inc	458
892,000		T RAD Co Ltd	4,574
31,000		Yokohama Rubber Co Ltd	161
		TOTAL AUTO REPAIR, SERVICES AND PARKING	73,057

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
677,485		Advance Auto Parts	28,210
40,517	e*	America's Car-Mart, Inc	871
98,766	*	Asbury Automotive Group, Inc	1,948
1,017,513	*	Autonation, Inc	21,927
393,784	*	Autozone, Inc	39,256
244,883	e	Canadian Tire Corp (Class A)	13,140
446,693	*	Carmax, Inc	14,598
440,439		Casey's General Stores, Inc	10,073
622,240	*	CSK Auto Corp	8,631
171,236		Group 1 Automotive, Inc	8,141
621,812		Jardine Cycle & Carriage Ltd	4,265
164,819		Lithia Motors, Inc (Class A)	5,719
70,266	*	MarineMax, Inc	2,355
24,000		Nissan Diesel Motor Co Ltd	136
469,712	*	O'Reilly Automotive, Inc	17,173
200		Rodriguez Group	12
283,102		Sonic Automotive, Inc	7,859
227,553		Suzuki Motor Corp	5,217
27,000		Tonichi Carlife Group, Inc	114
30,000		Toyo Tire & Rubber Co Ltd	131
178,502		United Auto Group, Inc	7,676
79,815	*	West Marine, Inc	1,198
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	198,650

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.78%
6,000		Anhui Conch Cement Co Ltd	9
365,438		Building Material Holding Corp	13,024
119,973	*	Central Garden & Pet Co	6,375
607,019		Fastenal Co	28,736

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
354,292		Grafton Group plc	$4,643
13,465,288		Home Depot, Inc	569,582
4,846,526		Lowe's Cos, Inc	312,310
541		Nibe Industrier AB (B Shs)	19
2,000		Nichias Corp	14
214,953	*	RONA, Inc	4,107
205,321	*	Tractor Supply Co	13,621
44,452		Travis Perkins plc	1,287
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	953,727

BUSINESS SERVICES - 5.99%
214,976		Aaron Rents, Inc	5,841
244,384		ABM Industries, Inc	4,685
939,434		Accenture Ltd (Class A)	28,249
1,167	e*	Access Co Ltd	10,286
23,855		Acciona S.A.	3,711
1,654,851	*	Activision, Inc	22,820
758,980		Acxiom Corp	19,612
132,516		Adecco S.A. (Regd)	7,387
150,139		Administaff, Inc	8,162
3,977,211	*	Adobe Systems, Inc	138,884
63,789		Advanced Semiconductor Engineering, Inc	60
45,780		Advanced Semiconductor Engineering, Inc (ADR)	213
144,489	*	Advent Software, Inc	4,106
165,885		Advo, Inc	5,308
931,712		Aegis Group plc	2,210
687,753	*	Affiliated Computer Services, Inc (Class A)	41,031
389,170		Aggreko plc	2,135
298,512	*	Agile Software Corp	2,278
756,737	*	Akamai Technologies, Inc	24,889
700	*	Aladdin Knowledge Systems	16
363,455	*	Alliance Data Systems Corp	16,999
138,354	*	Altiris, Inc	3,045
100	*	Amdocs Ltd	4
86,876	*	American Reprographics Co	3,014
255,007	*	AMICAS, Inc	1,204
81,941	*	AMN Healthcare Services, Inc	1,534
79,386	*	Ansoft Corp	3,310
206,501	*	Ansys, Inc	11,182
159,142	*	Anteon International Corp	8,683
166	*	Aplix Corp	1,646
465,715	*	Applera Corp (Celera Genomics Group)	5,444
340,454	e*	Applied Digital Solutions, Inc	987
407,812	*	aQuantive, Inc	9,600
246,685	*	Arbinet-thexchange, Inc	1,816
124,100		Argo 21 Corp	1,141
418,279	*	Ariba, Inc	4,091
23,500		Asatsu-DK, Inc	819
258,754	*	AsiaInfo Holdings, Inc	1,294
375,729	*	Aspen Technology, Inc	4,753
137,247	*	Asset Acceptance Capital Corp	2,672
348,484	*	Atari, Inc	223
75,903	*	Atos Origin S.A.	5,617
236,055	*	Autobytel, Inc	1,138
1,562,398	*	Autodesk, Inc	60,184
4,057,829		Automatic Data Processing, Inc	185,362

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
112,838		Autostrade S.p.A.	$2,787
3,311,592	*	BEA Systems, Inc	43,481
1,067,672	*	BearingPoint, Inc	9,065
118,075		Black Box Corp	5,674
152,224		Blackbaud, Inc	3,226
160,387	*	Blackboard, Inc	4,557
1,238,226	*	BMC Software, Inc	26,820
485,757	*	Borland Software Corp	2,623
87,558	*	Bottomline Technologies, Inc	1,202
1,142,570	e	Brambles Industries Ltd	8,758
8,127	e*	BroadVision, Inc	4
90,261	*	Business Objects S.A.	3,290
2,420,628		CA, Inc	65,865
388,100		CAC Corp	4,579
189,831	*	CACI International, Inc (Class A)	12,481
1,426,792	*	Cadence Design Systems, Inc	26,381
323,008		Cap Gemini S.A.	17,574
6,700		Capcom Co Ltd	69
36,995	*	Captaris, Inc	171
32,132	*	Carreker Corp	207
311,941		Catalina Marketing Corp	7,206
73,483		CDI Corp	2,114
5,019,820		Cendant Corp	87,094
336,113	*	Cerner Corp	15,949
2,643	*	CGI Group, Inc	18
748,017	*	CGI Group, Inc (Class A)	4,969
6,700	*	Check Point Software Technologies	134
397,858	*	Checkfree Corp	20,092
108		Cheil Communications, Inc	23
320,931	*	Ciber, Inc	2,048
78,708		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,020
1,116,676	*	Citrix Systems, Inc	42,322
194,500	*	Clear Channel Outdoor Holdings, Inc	4,561
56,896	e*	Click Commerce, Inc	1,362
3,124,224	*	CMGI, Inc	4,624
763,136	*	CNET Networks, Inc	10,844
24,905		Coates Hire Ltd	107
133,326	*	Cogent, Inc	2,445
979,818	*	Cognizant Technology Solutions Corp	58,289
155,259	*	Cognos, Inc	6,037
73,700	*	Cognos, Inc (Canada)	2,867
62,438		Computer Programs & Systems, Inc	3,122
1,499,918	*	Computer Sciences Corp	83,320
2,167,602	*	Compuware Corp	16,972
72,260	*	COMSYS IT Partners, Inc	787
149,272	*	Concur Technologies, Inc	2,766
704,051	*	Convergys Corp	12,821
36,000		COSCO Pacific Ltd	72
84,805	*	CoStar Group, Inc	4,401
215,550	*	Covansys Corp	3,705
184,705	*	Cross Country Healthcare, Inc	3,576
16,366	b,v*	Cross Media Marketing Corp	-	^
461,268	*	CSG Systems International, Inc	10,729
168,100		CSK Holdings Corp	8,334
162,826	*	Cybersource Corp	1,817
49,811		Dassault Systemes S.A.	2,845

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,483	*	Datastream Systems, Inc	$128
223,404		Deluxe Corp	5,846
226,942	*	Dendrite International, Inc	3,098
1,847		Dentsu, Inc	6,684
27,282	*	Digimarc Corp	204
61,862	*	Digital Generation Systems	43
195,056	*	Digital Insight Corp	7,100
369,843	*	DST Systems, Inc	21,429
9,792	e	eAccess Ltd	7,552
1,459,632	*	Earthlink, Inc	13,939
6,967,633	*	eBay, Inc	272,156
199,805	*	Eclipsys Corp	4,717
97,447	*	eCollege.com, Inc	1,836
268,057	*	eFunds Corp	6,927
103,658	*	Electro Rent Corp	1,762
1,847,544	*	Electronic Arts, Inc	101,098
2,378,569		Electronic Data Systems Corp	63,817
26,100	*	Elpida Memory, Inc	933
75,445	*	Emageon, Inc	1,282
7,873	*	Emblaze Ltd	17
1,449,364	*	Emdeon Corp	15,653
422,895	*	Entrust, Inc	1,903
400	e,v*	Envision Development Corp	-	^
319,152	*	Epicor Software Corp	4,286
88,735	*	EPIQ Systems, Inc	1,686
860,904		Equifax, Inc	32,060
90,033	*	Equinix, Inc	5,782
332,649	*	eResearch Technology, Inc	4,787
75,999	e*	Escala Group, Inc	1,990
178,014	*	eSpeed, Inc (Class A)	1,419
237,938	*	F5 Networks, Inc	17,248
214,000		Factset Research Systems, Inc	9,491
385,215		Fair Isaac Corp	15,262
1,743	*	Fidec Corp	4,890
581,705		Fidelity National Information Services, Inc	23,588
264,846	*	Filenet Corp	7,156
38,342	*	First Advantage Corp	927
175,739		First Choice Holidays plc	656
4,520,826		First Data Corp	211,665
1,216,653	*	Fiserv, Inc	51,769
123,700	*	Focus Media Holding Ltd	7,177
15,900		Fuji Soft ABC, Inc	472
3,288,808		Fujitsu Ltd	27,679
71,000		Fuyo General Lease Co Ltd	2,961
16,000		GES International Ltd	10
105,542		Getronics NV	1,276
281,334	*	Getty Images, Inc	21,066
796,597		Global Payments, Inc	42,228
16	*	GMO Payment Gateway, Inc	72
210,072		GN Store Nord	2,896
837		Goodwill Group, Inc	780
1,109,080	*	Google, Inc (Class A)	432,541
1,992,749		Group 4 Securicor plc	6,541
67,469	e	Gruppo Editoriale L'Espresso S.p.A.	353
533,046		GTECH Holdings Corp	18,150
15,600		Hakuhodo DY Holdings, Inc	1,302

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
318,976	*	Harris Interactive, Inc	$1,793
355,313		Harte-Hanks, Inc	9,718
1,440,493		Hays plc	4,054
155,202		Healthcare Services Group	3,315
105,619	*	Heidrick & Struggles International, Inc	3,832
1,726		Hellaby Holdings Ltd	5
1,039,537	*	Homestore, Inc	6,819
74,139	e*	Housevalues, Inc	611
142,801	*	Hudson Highland Group, Inc	2,705
295,860	*	Hyperion Solutions Corp	9,645
436,600	*	Identix, Inc	3,475
662		I-Flex Solutions Ltd	20
126,956	*	iGate Corp	749
34,000	*	IHS, Inc	930
472,458	*	Incyte Corp	2,844
116,092		Indra Sistemas S.A.	2,357
138,452	e*	Infocrossing, Inc	1,668
590,529	*	Informatica Corp	9,183
381,030		Information Development Co	3,998
386,946	e*	Infospace, Inc	10,815
18,296		Infosys Technologies Ltd	1,224
3,200		Infosys Technologies Ltd	249
234,517		infoUSA, Inc	3,044
56,384		Integral Systems, Inc	1,522
8,427	a	Intelligent Wave, Inc	27,354
386,406	*	Intergraph Corp	16,098
533,293	*	Internap Network Services Corp	501
219,163	*	Internet Capital Group, Inc	2,065
308,488	*	Internet Security Systems, Inc	7,398
58,186		Interpool, Inc	1,175
2,013,469	*	Interpublic Group of Cos, Inc	19,249
92,766	*	Intervideo, Inc	1,007
222,759	*	Interwoven, Inc	2,003
189,959	*	Intrado, Inc	4,935
915,909	*	Intuit, Inc	48,717
502,868	*	Ipass, Inc	4,028
88,072	*	iPayment, Inc	3,774
1,060,945	*	Iron Mountain, Inc	43,223
5,773,373		iSOFT Group plc	14,671
242,369	*	iVillage, Inc	2,038
441,674		Jack Henry & Associates, Inc	10,101
203,097	*	JDA Software Group, Inc	2,933
129,939	*	Jupitermedia Corp	2,336
54,624	*	Kana Software, Inc	97
101,830	*	Kanbay International, Inc	1,554
347,558	*	Keane, Inc	5,474
126,200		Kelly Services, Inc (Class A)	3,429
44,500	*	Kenexa Corp	1,368
146,488	*	Keynote Systems, Inc	1,676
220,405	*	Kforce, Inc	2,810
337,134	*	Kinetic Concepts, Inc	13,880
82	*	KK DaVinci Advisors	111
65,100	e	Koei Co Ltd	1,349
173,100		Konami Corp	4,350
322,166	*	Korn/Ferry International	6,569
209,654	*	Kronos, Inc	7,839

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
431,271	*	Labor Ready, Inc	$10,329
470	*	Laird Group plc	1
367,010	*	Lamar Advertising Co	19,312
392,184	e*	Lawson Software, Inc	3,008
58,000		Lenovo Group Ltd	22
269,306	*	Lionbridge Technologies	2,130
2,400	*	Lipman Electronic Engineering Ltd	65
2,841,474		LogicaCMG plc	9,648
360		Macromill, Inc	1,223
204,544	*	Magma Design Automation, Inc	1,769
39,084	*	Majesco Entertainment Co	54
227,270	*	Manhattan Associates, Inc	5,000
494,296		Manpower, Inc	28,264
111,741	*	Mantech International Corp (Class A)	3,712
1,280,012	*	Manugistics Group, Inc	2,765
126,117	*	Mapinfo Corp	1,768
119,522	e*	Marchex, Inc	2,570
290,002	*	Matrixone, Inc	2,076
898,091	*	McAfee, Inc	21,851
106,910		McGrath RentCorp	3,214
426,345	*	Mentor Graphics Corp	4,711
125,346	*	Mercury Computer Systems, Inc	2,031
101,658	*	Merge Technologies, Inc	1,623
19,372		Michael Page International plc	115
244,672	*	Micros Systems, Inc	11,272
58,781,773		Microsoft Corp	1,599,452
120,375	*	MicroStrategy, Inc	12,674
160,609	e*	Midway Games, Inc	1,481
1,561,323		Misys plc	6,080
152,000		Mitsuba Corp	1,891
4,196		Monex Beans Holdings, Inc	5,761
687,342	*	Monster Worldwide, Inc	34,271
2,152,585		Moody's Corp	153,824
29,056	*	Morningstar, Inc	1,301
34,711		Morse plc	62
129,471	*	Motive, Inc	505
862,529	*	MPS Group, Inc	13,197
119,802	*	MRO Software, Inc	1,912
249,292		National Instruments Corp	8,132
596,443	*	NAVTEQ Corp	30,210
300,754	*	NCO Group, Inc	7,143
1,101,236	*	NCR Corp	46,021
2,259,946		NEC Corp	15,840
85,286	*	Ness Technologies, Inc	1,074
40,162		Nestor Healthcare Group plc	86
309,959	*	NetIQ Corp	3,456
148,499	*	Netscout Systems, Inc	1,351
210	*	NHN Corp	65
165,058	*	NIC, Inc	1,012
559,000		Nippon System Development Co Ltd	19,425
45,300		Nippon Systemware Co Ltd	343
133,000		Nomura Research Institute Ltd	16,266
1,919,076	*	Novell, Inc	14,739
2,225		NTT Data Corp	10,673
728,872	*	Nuance Communications, Inc	8,608
13,640		Obic Co Ltd	2,869

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,553		Observer AB	$16
1,208,430		Omnicom Group, Inc	100,602
109,273	*	Online Resources Corp	1,421
124,170	*	Open Solutions, Inc	3,391
18,973	e*	Open Text Corp	311
455,180	*	Openwave Systems, Inc	9,823
395,868	*	Opsware, Inc	3,393
23,666,868	*	Oracle Corp	323,999
143,700		Oracle Corp Japan	7,173
38,200		Otsuka Corp	4,471
295,014	*	Packeteer, Inc	3,422
761,902	*	Parametric Technology Corp	12,442
902		Pasona, Inc	2,118
9,103,000	*	Paxys, Inc	1,601
18,000		PCA Corp	389
544	*	PC-Tel, Inc	5
102,539	*	PDF Solutions, Inc	1,940
147,406	*	Pegasus Solutions, Inc	1,387
107,749	*	Pegasystems, Inc	879
507,431	*	Perot Systems Corp (Class A)	7,896
117,280	*	Phase Forward, Inc	1,306
163,725	*	Phoenix Technologies Ltd	1,110
57,192	*	Portal Software, Inc	225
191,385	e*	Portalplayer, Inc	4,254
115,268	*	Portfolio Recovery Associates, Inc	5,398
5,900		POS Malaysia & Services Holdings Bhd	7
115,657	*	PRA International	2,867
176,051	*	Priceline.com, Inc	4,373
252,000	*	Progress Software Corp	7,331
176		Prokom Software S.A.	8
1,949	v	Prokom Software S.A.	42
30,142		Promotora de Informaciones S.A. (PRISA)	556
133,698	*	ProQuest Co	2,860
3,216		Prosegur Cia de Seguridad S.A.	81
14,452	*	Proxymed, Inc	104
37,182		Public Power Corp	873
92,690		QAD, Inc	693
1,100	*	Quadramed Corp	2
93,852		Quality Systems, Inc	3,107
355,104	*	Quest Software, Inc	5,930
160,054	*	Radiant Systems, Inc	2,164
15,868		Rakuten, Inc	14,390
38,219		Randstad Holdings NV	2,262
728,504	*	RealNetworks, Inc	6,010
1,647,986	*	Red Hat, Inc	46,111
840,778	*	Redback Networks, Inc	18,236
4,912	*	Redback Networks, Inc Wts	68
4,668	*	Redback Networks, Inc Wts	80
53,886		Renaissance Learning, Inc	970
426,296	*	Rent-A-Center, Inc	10,909
1,567,965		Rentokil Initial plc	4,243
144,413	*	Rent-Way, Inc	1,041
257	*	Retalix Ltd	6
1,472,491		Reuters Group plc	10,127
88,434	*	Rewards Network, Inc	704
307,743		Reynolds & Reynolds Co (Class A)	8,740

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
56,323	*	RightNow Technologies, Inc	$894
828,962		Robert Half International, Inc	32,006
231,391		Rollins, Inc	4,683
417,319	*	RSA Security, Inc	7,487
461,659	*	S1 Corp	2,327
580		S1 Corp (Korea)	26
592,336		Sabre Holdings Corp	13,938
66,598	*	SAFLINK Corp	56
1,096,903		Sage Group plc	5,237
503,823	*	Salesforce.com, Inc	18,304
527,131		SAP AG.	114,192
193,647		SAP AG. (Spon ADR)	10,519
435,013	*	Sapient Corp	3,319
3,400		Satyam Computer Services Ltd (ADR)	149
165,511	*	Seachange International, Inc	1,286
301,102		Secom Co Ltd	15,363
312,380	*	Secure Computing Corp	3,605
488,317		Securitas AB (B Shs)	9,398
1,371,366		ServiceMaster Co	17,992
5,686		SGS S.A.	5,256
62,142	*	SI International, Inc	2,184
527		SimCorp a/s	85
2,715,000		Singapore Post Ltd	2,013
70,868	*	Sitel Corp	298
16,915		Societe Des Autoroutes Paris-Rhin-Rhone	1,251
1,746		Software AG.	97
213,671	*	Sohu.com, Inc	5,703
3,534,000		Solomon Systech International Ltd	1,708
138,405	*	Sonic Solutions, Inc	2,507
1,318,961	*	Sonus Networks, Inc	7,228
110,200		Sorun Corp	870
236,926	*	Sotheby's Holdings, Inc (Class A)	6,880
125,893	*	Sourcecorp	3,035
886,831	*	Spherion Corp	9,223
151,416	*	SPSS, Inc	4,794
249,900	e	Square Enix Co Ltd	6,439
126,150	*	SRA International, Inc (Class A)	4,760
44,916	*	SSA Global Technologies, Inc	720
77,913		Startek, Inc	1,836
122,291		Stellent, Inc	1,450
158,400		Sumisho Computer Systems Corp	3,128
18,508,782	*	Sun Microsystems, Inc	94,950
96,500		SUNeVision Holdings Ltd	17
295,880	*	SupportSoft, Inc	1,311
633,424	*	Sybase, Inc	13,378
214,942	*	SYKES Enterprises, Inc	3,048
5,986,362	*	Symantec Corp	100,750
88,509	*	Syniverse Holdings, Inc	1,398
904,806	*	Synopsys, Inc	20,222
46,506		Syntel, Inc	880
8,000		Taiwan Secom Co Ltd	12
9,144,000		Taiwan-Sogo Shinkong Security Corp	6,678
343,909	e*	Take-Two Interactive Software, Inc	6,417
49,400	*	TAL International Group, Inc	1,191
31,980	*	Taleo Corp	417
1,091		Tata Consultancy Services Ltd	47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
40,000		Tecmo Ltd	$322
12,375,501	e	Telecom Italia Media S.p.A.	6,672
299,420	*	Telelogic AB	826
334,902	*	TeleTech Holdings, Inc	3,721
148,741	e*	Terremark Worldwide, Inc	1,264
378,343	*	THQ, Inc	9,795
1,371,759	*	TIBCO Software, Inc	11,468
20,697	*	Tier Technologies, Inc (Class B)	167
66,797	e	Tietoenator Oyj	2,606
107,900		TIS, Inc	2,908
15,000		TKC Corp	296
210,888		Total System Services, Inc	4,201
600		Trans Cosmos, Inc	19
233,315	*	Transaction Systems Architects, Inc	7,282
22,834	e*	Travelzoo, Inc	447
577,400		Trend Micro, Inc	20,211
360,161	*	Trizetto Group, Inc	6,335
869	*	TVN S.A.	24
222,172	*	Tyler Technologies, Inc	2,444
66,000		UFJ Central Leasing Co Ltd	3,552
98,384	*	Ulticom, Inc	1,058
127,677	*	Ultimate Software Group, Inc	3,300
19,400	*	Unica Corp	225
2,416,201	*	Unisys Corp	16,648
859,727		United Online, Inc	11,056
386,294	*	United Rentals, Inc	13,327
143,034	*	Universal Compression Holdings, Inc	7,248
17,100		USS Co Ltd	1,162
312,375	*	Valassis Communications, Inc	9,174
615,487	*	Valueclick, Inc	10,414
147,650		Vedior NV	2,889
66,851	*	Verint Systems, Inc	2,365
1,586,521	*	VeriSign, Inc	38,061
59,566	*	Vertrue, Inc	2,490
158,178		Viad Corp	5,422
224,127	*	Vignette Corp	3,306
76,714	e*	Viisage Technology, Inc	1,343
75,482	*	Vital Images, Inc	2,572
57,166	*	Volt Information Sciences, Inc	1,747
4,133,767		Waste Management, Inc	145,922
71,585	*	WatchGuard Technologies, Inc	365
190,762	*	WebEx Communications, Inc	6,423
30,986	e*	WebMD Health Corp	1,290
253,611	*	webMethods, Inc	2,135
354,006	*	Websense, Inc	9,763
52,771	*	WebSideStory, Inc	907
6,368		Wesco Financial Corp	2,541
180,299	*	West Corp	8,052
42,450	*	Williams Scotsman International, Inc	1,063
407,673	*	Wind River Systems, Inc	5,076
4,100		Wipro Ltd (ADR)	61
159,547	*	Witness Systems, Inc	4,052
535,702		WM-Data AB (B Shs)	1,753
7,545,411		WPP Group plc	90,372
11,527		Yahoo! Japan Corp	7,015
7,317,956	*	Yahoo!, Inc	236,077

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
320	*	Zix Corp	$-	^
		TOTAL BUSINESS SERVICES	7,319,148

CHEMICALS AND ALLIED PRODUCTS - 9.54%
625,130	e*	Aastrom Biosciences, Inc	1,269
9,350,759		Abbott Laboratories	397,127
569,483	*	Abgenix, Inc	12,813
73,781	e*	Able Laboratories, Inc	6
128,971	*	Acadia Pharmaceuticals, Inc	2,061
1,127	*	Active Biotech AB	11
689,303	*	Adams Respiratory Therapeutics, Inc	27,414
255,374	*	Adolor Corp	6,078
6,230	*	Advancis Pharmaceutical Corp	20
213,470	*	Agrium, Inc	5,391
106,701		Air Liquide S.A.	22,184
1,429,625		Air Products & Chemicals, Inc	96,057
937,000	e	Air Water, Inc	9,156
2,819,168		Akzo Nobel NV	149,395
179,704		Albemarle Corp	8,150
175,975	*	Alexion Pharmaceuticals, Inc	6,233
94,100		Alfresa Holdings Corp	5,702
650	*	ALK-Abello A/S	95
851,245	*	Alkermes, Inc	18,770
740,324		Allergan, Inc	80,325
448,912		Alpharma, Inc (Class A)	12,040
26,120		Altana AG.	1,616
10,964,000		Aluminum Corp of China Ltd	11,586
1,200		Aluminum Corp of China Ltd (ADR)	126
93,767	*	American Pharmaceutical Partners, Inc	2,671
55,936		American Vanguard Corp	1,709
8,685,142	*	Amgen, Inc	631,844
153		Amorepacific Corp	60
683,717	*	Amylin Pharmaceuticals, Inc	33,468
89,264	*	Angiotech Pharmaceuticals, Inc	1,316
170,815	e*	Antigenics, Inc	468
97,288	e*	Aphton Corp	14
118,872		Arch Chemicals, Inc	3,614
313,598	*	Ariad Pharmaceuticals, Inc	2,063
164,814	*	Arqule, Inc	946
1,372,358		Asahi Kasei Corp	9,759
6,772		Aspen Pharmacare Holdings Ltd	47
894,600		Astellas Pharma, Inc	33,892
75,000		AstraZeneca plc (Spon ADR)	3,767
2,853,259		AstraZeneca plc	143,525
221,866	e*	Atherogenics, Inc	3,621
178,005	*	ATMI, Inc	5,376
149,437	*	AVANIR Pharmaceuticals	2,185
473,113		Avery Dennison Corp	27,668
37,656	e*	AVI BioPharma, Inc	286
2,505,151		Avon Products, Inc	78,086
177,589	e*	Axonyx, Inc	206
64,656		Balchem Corp	1,492
463,533	*	Barr Pharmaceuticals, Inc	29,193
107,486	*	Barrier Therapeutics, Inc	1,040
1,153,970		BASF AG.	90,352
206	*	Basilea Pharmaceutica	28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,022,715		Bayer AG.	$120,931
5,789		Beiersdorf AG.	834
123,345	*	Bentley Pharmaceuticals, Inc	1,622
218,408	*	Bioenvision, Inc	1,557
1,790,310	*	Biogen Idec, Inc	84,324
527,838	*	BioMarin Pharmaceuticals, Inc	7,084
105,332	*	Biosite, Inc	5,470
492,814	*	Biovail Corp International	11,972
324,815		BOC Group plc	8,716
2,455,104		Boots Group plc	30,640
1,808		BorsodChem Rt.	20
5,668		Braskem S.A.	42
2,200		Braskem S.A. (ADR)	33
9,579,038		Bristol-Myers Squibb Co	235,740
300,922		Cabot Corp	10,228
169,437	e*	Cabot Microelectronics Corp	6,286
200,617		Calgon Carbon Corp	1,234
160,332		Cambrex Corp	3,133
29,296	*	CancerVax Corp	83
58,282	*	Caraco Pharmaceutical Laboratories Ltd	758
457,153		Celanese Corp (Series A)	9,586
1,853,203	*	Celgene Corp	81,949
261,016	e*	Cell Genesys, Inc	2,083
506,404	e*	Cell Therapeutics, Inc	967
281,188	e*	Cephalon, Inc	16,942
2,654	*	Cerus Corp	23
223,600		CF Industries Holdings, Inc	3,799
158,089	*	Chattem, Inc	5,952
1,002,315		Chemtura Corp	11,807
557,092	*	Chiron Corp	25,520
280,124		Chugai Pharmaceutical Co Ltd	5,069
369,892		Church & Dwight Co, Inc	13,656
113,701		Ciba Specialty Chemicals AG. (Regd)	6,782
57,015		Cipla Ltd	847
102,000	*	CK Life Sciences International Holdings, Inc	12
85,121		Clariant AG.	1,316
1,119,457		Clorox Co	67,000
8,936	*	Coley Pharmaceutical Group, Inc	135
4,796,885		Colgate-Palmolive Co	273,902
206,695	*	Connetics Corp	3,499
9,796	*	Corcept Therapeutics, Inc	51
81,715	*	Cotherix, Inc	747
18,153		Croda International plc	156
605	*	Crucell	17
397,684		CSL Ltd	15,511
316,024	*	Cubist Pharmaceuticals, Inc	7,259
249,605	*	CuraGen Corp	1,251
308,662	*	Curis, Inc	735
188,243	*	Cypress Bioscience, Inc	1,186
654,588		Cytec Industries, Inc	39,282
60,846	e*	Cytogen Corp	220
524,432		Dade Behring Holdings, Inc	18,727
770,000		Daicel Chemical Industries Ltd	6,467
975,300		Daiichi Sankyo Co Ltd	22,194
431,000		Dainippon Ink and Chemicals, Inc	1,600
381,887	e*	Dendreon Corp	1,799

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
143,734		Diagnostic Products Corp	$6,846
119,530	*	Digene Corp	4,674
315,837	*	Discovery Laboratories, Inc	2,315
144,380	*	Diversa Corp	1,315
144,017	*	Dov Pharmaceutical, Inc	2,301
5,770,527		Dow Chemical Co	234,283
123,019		Dr Reddy's Laboratories Ltd	3,924
4,900		Dr Reddy's Laboratories Ltd (ADR)	154
77,530		DSM NV	3,535
5,666,405		Du Pont (E.I.) de Nemours & Co	239,179
230,241	e*	Durect Corp	1,464
112,365	e*	Dusa Pharmaceuticals, Inc	793
30,010	*	Dyax Corp	174
553,603		Eastman Chemical Co	28,333
1,177,449		Ecolab, Inc	44,979
213,983		Eisai Co Ltd	9,304
531,098	*	Elan Corp plc	7,648
185,848	e*	Elan Corp plc (Spon ADR)	2,684
5,088,594		Eli Lilly & Co	281,399
133,729	*	Elizabeth Arden, Inc	3,119
320,820	*	Encysive Pharmaceuticals, Inc	1,569
387,951	*	Endo Pharmaceuticals Holdings, Inc	12,729
537,974		Engelhard Corp	21,309
477,693	*	Enzon Pharmaceuticals, Inc	3,869
141,537	*	EPIX Pharmaceuticals, Inc	495
716,089		Estee Lauder Cos (Class A)	26,631
15,000		Eternal Chemical Co Ltd	18
229,858		Ferro Corp	4,597
269,985		FMC Corp	16,734
2,477,668	*	Forest Laboratories, Inc	110,578
82,000		Formosa Chemicals & Fibre Corp	132
142,000		Formosa Plastics Corp	221
461		Gedeon Richter Rt	93
2,958,873	*	Genentech, Inc	250,054
143,451	e*	Genitope Corp	1,248
5,620	*	Genomic Health, Inc	58
245,278	*	Gen-Probe, Inc	13,520
77,042	e*	Genta, Inc	166
1,676,566	*	Genzyme Corp	112,699
257,592		Georgia Gulf Corp	6,695
376,475	e*	Geron Corp	3,129
3,340,247	*	Gilead Sciences, Inc	207,830
365		GlaxoSmithkline Pharmaceuticals Ltd	12
6,600,963		GlaxoSmithKline plc	172,318
300		GlaxoSmithKline plc (ADR)	16
788		Glenmark Pharmaceuticals Ltd	6
40,000		Global Bio-Chem Technology Group Co Ltd	21
49,003	*	GTx, Inc	535
39,768		H Lundbeck A/S	871
252,712		H.B. Fuller Co	12,974
1,710		Hanwha Chemical Corp	22
258,000		Haw Par Corp Ltd	949
292,100		Henkel KGAA	34,101
26,679		Hindustan Lever Ltd	163
66,496	*	Hi-Tech Pharmacal Co, Inc	1,875
440		Honam Petrochemical Corp	27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,548,023	*	Hospira, Inc	$61,085
903,861	*	Human Genome Sciences, Inc	9,825
1,179,468	*	Huntsman Corp	22,764
374,555	*	ICOS Corp	8,259
82,818	*	Idenix Pharmaceuticals, Inc	1,124
194,407	*	Idexx Laboratories, Inc	16,789
335,536	*	ImClone Systems, Inc	11,415
295,121	*	Immucor, Inc	8,467
248,420	*	Immunogen, Inc	1,078
123,479	e*	Immunomedics, Inc	364
71	*	Impax Laboratories, Inc	1
4,812,224		Imperial Chemical Industries plc	28,881
1,328		Indian Petrochemicals Co	8
99,016		Innospec, Inc	2,538
230,025	*	Inspire Pharmaceuticals, Inc	1,203
32,272		Inter Parfums, Inc	643
152,168	e*	InterMune, Inc	2,821
411,284		International Flavors & Fragrances, Inc	14,115
110,747	e*	Introgen Therapeutics, Inc	588
112,183	*	Inverness Medical Innovations, Inc	3,223
300,264	*	Invitrogen Corp	21,058
204,171		Ishihara Sangyo Kaisha Ltd	381
372,364	*	Isis Pharmaceuticals, Inc	3,355
71,768	e*	Isolagen, Inc	163
16,387		Israel Chemicals Ltd	58
67,570	*	Ista Pharmaceuticals, Inc	429
571,000		JSR Corp	16,938
347,300	e	Kaken Pharmaceutical Co Ltd	2,902
391,000		Kansai Paint Co Ltd	3,576
336,029		Kao Corp	8,829
514,210	*	Keryx Biopharmaceuticals, Inc	9,827
1,810,210	*	King Pharmaceuticals, Inc	31,226
815,000		Kingboard Chemical Holdings Ltd	2,463
8,800	*	Kingboard Chemical Holdings Ltd Wts	5
333	*	Koor Industries Ltd	17
3,900	*	Koor Industries Ltd (Spon ADR)	40
132,806	*	Kos Pharmaceuticals, Inc	6,344
23,777		Kose Corp	895
20,192		Kronos Worldwide, Inc	613
737,000		Kuraray Co Ltd	8,645
209,182	*	KV Pharmaceutical Co (Class A)	5,045
756,000		Kyowa Hakko Kogyo Co Ltd	5,510
29,198	*	Lannett Co, Inc	220
474,779	*	Lexicon Genetics, Inc	2,630
1,390		LG Chem Ltd	63
330		LG Household & Health Care Ltd	23
460		LG Petrochemical Co Ltd	10
21	*	Ligand Pharmaceuticals, Inc (Class B)	-	^
227,087		Linde AG.	19,690
52,908		Lonza Group AG. (Regd)	3,617
215,723		L'Oreal S.A.	18,979
490,811		Lubrizol Corp	21,031
2,344,489		Lyondell Chemical Co	46,655
152,741		MacDermid, Inc	4,911
8,721		Makhteshim-Agan Industries Ltd	45
180,557	e	Mannatech, Inc	3,138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
125,787	e*	MannKind Corp	$2,571
41,117	e*	Marshall Edwards, Inc	229
180,212	e*	Martek Biosciences Corp	5,916
1,243		Matrix Laboratories Ltd	8
1,873,144	*	Mayne Pharma Ltd	3,954
627,052	*	Medarex, Inc	8,290
607,200		Mediceo Paltac Holdings Co Ltd	9,798
291,325	*	Medicines Co	5,992
426,643		Medicis Pharmaceutical Corp (Class A)	13,909
1,376,845	*	Medimmune, Inc	50,365
14,583,859		Merck & Co, Inc	513,789
285,822		Merck KGaA	27,128
143,804		Meridian Bioscience, Inc	3,880
500,737		Methanex Corp	10,258
447,049	*	MGI Pharma, Inc	7,823
1,472,990	*	Millennium Pharmaceuticals, Inc	14,892
135,479		Minerals Technologies, Inc	7,913
6,900		Miraca Holdings, Inc	141
1,595,500		Mitsubishi Chemical Holdings Corp	9,817
634,540		Mitsubishi Gas Chemical Co, Inc	7,723
2,119,000		Mitsui Chemicals, Inc	15,553
65,150	*	Momenta Pharmaceuticals, Inc	1,281
843,871	*	Monogram Biosciences, Inc	1,553
191,788	*	Monogram Biosciences, Inc Rts	121
2,082,935		Monsanto Co	176,529
205	*	Morphosys AG.	12
555,633	*	Mosaic Co	7,973
1,302,933		Mylan Laboratories, Inc	30,489
146,875	*	Myogen, Inc	5,321
234,720	*	Myriad Genetics, Inc	6,124
534,332	*	Nabi Biopharmaceuticals	3,014
381,597	*	Nalco Holding Co	6,754
124,007	e*	Nastech Pharmaceutical Co, Inc	2,232
3,650		Natura Cosmeticos S.A.	43
70,400		Natures Sunshine Products, Inc	880
307,948	*	NBTY, Inc	6,935
667,440	*	Nektar Therapeutics	13,602
129,441	*	Neopharm, Inc	1,082
214,790	*	Neurocrine Biosciences, Inc	13,862
144,125	*	Neurogen Corp	892
150,424	*	New River Pharmaceuticals, Inc	4,996
132,298		NewMarket Corp	6,296
510,000	e*	Nippon Chemiphar Co Ltd	4,015
913,000		Nippon Kayaku Co Ltd	8,063
1,088,000		Nippon Paint Co Ltd	5,413
483,000		Nippon Shokubai Co Ltd	5,727
111,000		Nissan Chemical Industries Ltd	1,880
110,102	e*	NitroMed, Inc	925
63,966		NL Industries, Inc	680
122,912	e*	Northfield Laboratories, Inc	1,229
21,938		Nova Chemicals Corp	626
330,508		Novartis AG. (ADR)	18,323
6,638,836		Novartis AG. (Regd)	368,302
121,712	*	Noven Pharmaceuticals, Inc	2,192
213,377		Novo Nordisk A/S (B Shs)	13,253
10,532	*	Novogen Ltd	27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
18,941		Novozymes A/S	$1,282
214,944	*	NPS Pharmaceuticals, Inc	1,836
660,875		Olin Corp	14,189
7,160		Omega Pharma S.A.	438
53,300		Ono Pharmaceutical Co Ltd	2,507
361,071	*	Onyx Pharmaceuticals, Inc	9,482
1,391		OPG Groep NV	125
890,231		Orica Ltd	14,720
821,575	e*	Oscient Pharmaceuticals Corp	1,643
268,652	*	OSI Pharmaceuticals, Inc	8,624
27,568	e*	Pacific Ethanol, Inc	595
214,231	e*	Pain Therapeutics, Inc	2,329
211,169	*	Par Pharmaceutical Cos, Inc	5,951
42,453	e*	Parlux Fragrances, Inc	1,369
894,089	*	PDL BioPharma, Inc	29,326
108,749	*	Penwest Pharmaceuticals Co	2,359
530,669		Perrigo Co	8,655
49,436,575		Pfizer, Inc	1,231,959
186,313	*	Pharmion Corp	3,357
60,799	*	Pharmos Corp	149
141,098	*	Pioneer Cos, Inc	4,303
558,174	*	PolyOne Corp	5,202
163,273	e	Potash Corp of Saskatchewan	14,387
135,500	*	Pozen, Inc	2,263
933,067		PPG Industries, Inc	59,110
1,622,934		Praxair, Inc	89,505
20,085,053		Procter & Gamble Co	1,157,301
102,901	*	Progenics Pharmaceuticals, Inc	2,726
71,500		PT Kalbe Farma Tbk	11
25,000		PT Unilever Indonesia Tbk	12
9,000		PTT Chemical PCL	20
69		PTT Chemical PCL	-	^
148,045	*	QLT, Inc	1,138
4,987		Ranbaxy Laboratories Ltd	48
2,215,460		Reckitt Benckiser plc	77,856
5,464		Recordati S.p.A.	43
210,614	*	Renovis, Inc	4,490
905,859	*	Revlon, Inc (Class A)	2,862
59	*	Rhodia S.A.	-	^
151,010	*	Rigel Pharmaceuticals, Inc	1,735
9,570		Roche Holding AG.	1,567
1,937,538		Roche Holding AG. (Genusscheine)	287,773
256,570	*	Rockwood Holdings, Inc	5,906
98,638	*	Rogers Corp	5,374
1,255,645		Rohm & Haas Co	61,363
568,422		RPM International, Inc	10,197
25,000		Sakai Chemical Industry Co Ltd	132
270,236	*	Salix Pharmaceuticals Ltd	4,462
1,636,671		Sanofi-Aventis	155,478
3,600		Sanofi-Aventis (ADR)	171
126,600		Santen Pharmaceutical Co Ltd	3,036
30,890		Sasol Ltd	1,167
327,563		Sasol Ltd (Spon ADR)	12,392
470,681	*	Savient Pharmaceuticals, Inc	2,509
85,300	e	Sawai Pharmaceutical Co Ltd	3,109
117,145		Schering AG.	12,162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,806,847		Schering-Plough Corp	$186,232
209,693		Schulman (A.), Inc	5,190
208,188		Scotts Miracle-Gro Co (Class A)	9,527
197,429	*	Seattle Genetics, Inc	1,019
241,091		Sensient Technologies Corp	4,352
1,196,333	*	Sepracor, Inc	58,393
216,794	*	Serologicals Corp	5,303
7,612		Serono S.A. (B Shs)	5,292
1,047,050		Sherwin-Williams Co	51,766
695,716		Shin-Etsu Chemical Co Ltd	37,678
110,264		Shionogi & Co Ltd	1,804
227,000		Shiseido Co Ltd	4,213
1,606,000		Showa Denko KK	7,119
87,739		Sigma Pharmaceuticals Ltd	166
332,656		Sigma-Aldrich Corp	21,885
78,000		Sinopec Shanghai Petrochemical Co Ltd	44
2,200		Sinopec Shanghai Petrochemical Co Ltd (Spon ADR)	125
24,000		Sinopec Yizheng Chemical Fibre Co Ltd	6
3,925		Sociedad Quimica y Minera de Chile S.A.	45
1,700		Sociedad Quimica y Minera de Chile S.A. (Spon ADR)	193
409,706	e*	StemCells, Inc	1,467
30,829		Stepan Co	911
57,551		Stratagene Corp	633
3,834,140		Sumitomo Chemical Co Ltd	31,131
45,516		Sun Pharmaceuticals Industries Ltd	878
274,784	*	SuperGen, Inc	1,561
1,038,912		Symbion Health Ltd	2,548
80,546	*	Syngenta AG.	101
79,245	*	Syngenta AG.	11,109
90,800		Taisho Pharmaceutical Co Ltd	1,824
24,000		Taiwan Fertilizer Co Ltd	29
187,000		Taiyo Nippon Sanso Corp	1,379
1,538,194		Takeda Pharmaceutical Co Ltd	87,476
329,000		Tanabe Seiyaku Co Ltd	3,639
135,939	*	Tanox, Inc	2,640
243,194	*	Techne Corp	14,626
2,821,000		Teijin Ltd	18,721
282,197	e*	Telik, Inc	5,463
62,567	e*	Tercica, Inc	419
592,777	*	Terra Industries, Inc	4,179
21,983		Teva Pharmaceutical Industries Ltd	901
2,775,189		Teva Pharmaceutical Industries Ltd (Spon ADR)	114,282
893,948	*	Theravance, Inc	25,066
51,211	*	Threshold Pharmaceuticals, Inc	768
24,955	*	Tiens Biotech Group USA, Inc	115
33,000		Toagosei Co Ltd	144
25,000		Toda Kogyo Corp	110
155,000		Tokuyama Corp	2,622
1,012,976		Toray Industries, Inc	8,276
332,000		Tosoh Corp	1,654
14,000		Toyo Ink Manufacturing Co Ltd	72
83,618	*	Trimeris, Inc	1,130
77,700	e	Tronox, Inc	1,318
167,140	*	Tronox, Inc	2,840
31,000		Tsumura & Co	814
587,347		UCB S.A.	28,858

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
23,223	*	Unifi, Inc	$77
7,853		United Drug plc	36
206,142	*	United Therapeutics Corp	13,663
109,877	e*	USANA Health Sciences, Inc	4,584
742,939		USEC, Inc	8,952
401,778		Valeant Pharmaceuticals International	6,368
45,966		Valhi, Inc	814
543,516		Valspar Corp	15,148
585,377	*	VCA Antech, Inc	16,671
194,691	*	Ventana Medical Systems, Inc	8,132
639,864	*	Vertex Pharmaceuticals, Inc	23,413
80,405	*	ViaCell, Inc	443
1,837		Victrex plc	23
233,564	*	Vion Pharmaceuticals, Inc	528
711,326	*	Watson Pharmaceuticals, Inc	20,443
99,419		WD-40 Co	3,067
227,306		Wellman, Inc	1,446
164,826		Westlake Chemical Corp	5,695
497,228	*	WR Grace & Co	6,613
9,455,019		Wyeth	458,757
3,400	*	Xenoport, Inc	77
213		Yuhan Corp	35
129,258		Zeltia S.A.	1,023
791		Zentiva NV	43
39,000		Zeon Corp	502
38,567	*	Zila, Inc	123
171,900	*	Zymogenetics, Inc	3,716
		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,654,033

COAL MINING - 0.28%
146,062	*	Alpha Natural Resources, Inc	3,380
280,540		Arch Coal, Inc	21,304
34,800		Banpu PCL	133
8,716,427		BHP Billiton Ltd	174,027
532,177		Consol Energy, Inc	39,466
108,074		Foundation Coal Holdings, Inc	4,446
50,000	*	International Coal Group, Inc	487
70,027	e*	James River Coal Co	2,379
340,099		Massey Energy Co	12,267
1,561,148		Peabody Energy Corp	78,697
299,500		PT Bumi Resources Tbk	30
34,000		Yanzhou Coal Mining Co Ltd	30
3,120		Yanzhou Coal Mining Co Ltd (Spon ADR)	137
		TOTAL COAL MINING	336,783

COMMUNICATIONS - 4.44%
45,300		Advanced Info Service PCL	107
523,357		Advanced Info Service PCL	1,231
14,700		Advanced Info Service PCL	34
4,316		AFK Sistema	105
58,439		Alaska Communications Systems Group, Inc	709
7,327		Aliant, Inc	223
2,380,897		Alltel Corp	154,163
579,614		America Movil S.A. de C.V.	989
238,438		America Movil S.A. de C.V., Series L	8,169
2,390,494	*	American Tower Corp (Class A)	72,480

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
214,892		Anixter International, Inc	$10,268
680,560		Antena 3 de Television S.A.	17,534
23,622,980		AT&T, Inc	638,765
9,957,560	*	Austar United Communications Ltd	9,053
2,180,925	*	Avaya, Inc	24,644
853,957	*	BCE, Inc	20,591
45,216		Beasley Broadcast Group, Inc (Class A)	548
1,121,119		Belgacom S.A.	35,804
11,185,052		BellSouth Corp	387,562
32,579		Bezeq Israeli Telecommunication Corp Ltd	43
58,671	*	Boston Communications Group	155
986,628		Brasil Telecom Participacoes S.A.	11
400		Brasil Telecom Participacoes S.A.	15
3,817,518		Brasil Telecom Participacoes S.A.	27
1,036,484		British Sky Broadcasting plc	9,708
339,846	*	Broadwing Corp	5,009
5,028,868		BT Group plc	19,365
900,283		Cable & Wireless plc	1,706
978,747		Cablevision Systems Corp (Class A)	26,133
26,400	*	Cbeyond Communications, Inc	466
159,004		Centennial Communications Corp	1,165
849	*	Central European Media Enterprises Ltd	58
1,142,276		CenturyTel, Inc	44,686
2,822	*	Cesky Telecom AS	60
3,822		Cesky Telecom AS	81
1,742,385	e*	Charter Communications, Inc (Class A)	1,899
153,500		China Mobile Hong Kong Ltd	806
15,800		China Mobile Hong Kong Ltd (Spon ADR)	419
342,000		China Telecom Corp Ltd	121
1,700		China Telecom Corp Ltd (ADR)	60
4,700		China Unicom Ltd (ADR)	39
2,081,000		Chunghwa Telecom Co Ltd	3,924
169,259		Chunghwa Telecom Co Ltd (ADR)	3,316
15,383		Cia de Telecomunicaciones de Chile S.A.	35
2,091,198	*	Cincinnati Bell, Inc	9,452
311,335		Citadel Broadcasting Corp	3,453
2,782,306		Citizens Communications Co	36,921
2,763,455		Clear Channel Communications, Inc	80,168
44,579	*	Cogent Communications Group, Inc	435
29,707	*	Colt Telecom Group plc	38
11,700,635	*	Comcast Corp (Class A)	306,089
344,257		Commonwealth Telephone Enterprises, Inc	11,860
2,000		Compania Anonima Nacional Telefonos de Venezuela (ADR)	42
7,100	*	Comstar United Telesystems	52
103,432		Consolidated Communications Holdings, Inc	1,683
9,610		Contax Participacoes S.A.	12
46,568		Cosmote Mobile Telecommunications S.A.	1,076
304,991	*	Cox Radio, Inc (Class A)	4,093
1,167,406	*	Crown Castle International Corp	33,096
105,686	*	Crown Media Holdings, Inc (Class A)	670
135,088		CT Communications, Inc	1,836
323,887	e*	Cumulus Media, Inc (Class A)	3,647
3,342,893		Deutsche Telekom AG. (Regd)	56,312
3,988,764	*	DIRECTV Group, Inc	65,416
1,220,246	*	Discovery Holding Co (Class A)	18,304
877,881	*	Dobson Communications Corp (Class A)	7,041

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,659,780	*	EchoStar Communications Corp (Class A)	$49,578
1,128		Egyptian Co for Mobile Services	32
960,737		Eircom Group plc	2,476
3,274		Elcoteq Network Corp (A Shs)	73
56,275		Elisa Oyj	1,115
1,200	*	Embratel Participacoes S.A.	13
8,018,438		Embratel Participacoes S.A.	18
208,659	*	Emmis Communications Corp (Class A)	3,339
3,082		Empresa Nacional de Telecomunicaciones S.A.	34
226,436		Entercom Communications Corp	6,322
416,504	*	Entravision Communications Corp (Class A)	3,815
8,000	*	Epson Toyocom Corp	69
166,601		Fairpoint Communications, Inc	2,302
81,200		Far Eastern Textile Co Ltd	57
37,002	*	Fisher Communications, Inc	1,656
4,139,643		France Telecom S.A.	92,978
4,593		Fuji Television Network, Inc	11,445
1,315,484	*	Gemstar-TV Guide International, Inc	4,065
302,782	*	General Communication, Inc (Class A)	3,661
202,689		Gestevision Telecinco S.A.	5,055
430		Globe Telecom, Inc	7
364,805	e*	GlobeTel Communications Corp	908
137,589		Golden Telecom, Inc	4,135
221,180		Gray Television, Inc	1,858
73,296		Grupo Televisa S.A.	290
10,800		Grupo Televisa S.A. (Spon ADR)	215
138,527		Hearst-Argyle Television, Inc	3,236
108,466	*	Hellenic Telecommunications Organization S.A.	2,415
18,889	e*	Hungarian Telephone & Cable	303
790,000	*	Hutchison Telecommunications International Ltd	1,349
125,097	*	IDT Corp	1,370
296,692	*	IDT Corp (Class B)	3,284
681,090		Informa plc	5,680
85,299	e*	InPhonic, Inc	596
147,998		Iowa Telecommunications Services, Inc	2,824
2,250	*	ITC DeltaCom, Inc	2
3,065,382		ITV plc	6,341
148,669	*	j2 Global Communications, Inc	6,987
3,327	*	Jupiter Telecommunications Co	2,346
227,000	e	Kadokawa Holdings, Inc	7,369
3,154		KDDI Corp	16,814
3,670		KT Corp	147
10,800		KT Corp	230
4,599,047	e*	Level 3 Communications, Inc	23,823
2,580,848	*	Liberty Global, Inc	52,830
85,712	*	Liberty Global, Inc (Series C)	1,693
14,054,457	*	Liberty Media Corp (Class A)	115,387
183,507	*	Lin TV Corp (Class A)	1,652
75,716	*	Lodgenet Entertainment Corp	1,180
590		LS Cable Ltd	22
255,412	*	Lucent Technologies, Inc Wts	160
5,900		Magyar Telekom (Spon ADR)	129
15,208		Magyar Telekom Rt	68
3,448		Mahanagar Telephone Nigam	14
6,600		Mahanagar Telephone Nigam	55
4,062		Maroc Telecom	60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
212,603	*	Mastec, Inc	$3,013
13,300		Maxis Communications Bhd	31
10,154	b,e,v*	McLeodUSA, Inc (Class A)	-	^
7,700	*	Media Prima Bhd	4
333,138	*	Mediacom Communications Corp	1,916
1,092,163		Mediaset S.p.A.	12,847
15,240	e*	Metro One Telecommunications, Inc	10
2,053		Mobilcom AG.	50
9,100		Mobile TeleSystems (Spon ADR)	301
31,290		MobileOne Ltd	45
9,700		Mobistar S.A.	703
58,725	*	Modern Times Group AB (B Shs)	2,758
42,259		MTN Group Ltd	422
22,100	v	MTN Group Ltd (Spon ADR)	225
9,510		Naspers Ltd	194
5,000		Naspers Ltd (Spon ADR)	103
349,097	*	NeuStar, Inc	10,822
798,903	*	Nextel Partners, Inc (Class A)	22,625
780,808	*	NII Holdings, Inc (Class B)	46,044
10,054		Nippon Telegraph & Telephone Corp	43,031
92,890		North Pittsburgh Systems, Inc	2,168
1,244,981		NTL, Inc	36,241
24,970		NTT DoCoMo, Inc	36,823
395		Okinawa Cellular Telephone Co	927
3,345		Orascom Telecom Holding SAE	184
1,222		Orascom Telecom Holding SAE	67
39,019	*	Outdoor Channel Holdings, Inc	398
302,791		PanAmSat Holding Corp	7,515
1,998		Partner Communications	15
4,900		Partner Communications	37
185,030	*	Paxson Communications Corp	174
1,374	*	Pegasus Communications Corp	4
2,632		Philippine Long Distance Telephone Co	99
63,610	e	Philippine Long Distance Telephone Co (Spon ADR)	2,390
442,832		Portugal Telecom SGPS S.A. (Regd)	5,364
523,857	*	Premiere Global Services, Inc	4,217
3,423,500		PT Indosat Tbk	1,940
5,800		PT Indosat Tbk (ADR)	163
25,588		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	313
13,100		PT Telekomunikasi Indonesia (Spon ADR)	397
374,000		PT Telekomunikasi Indonesia Tbk	284
79,728		Publicis Groupe S.A.	3,107
7,771,242	*	Qwest Communications International, Inc	52,844
310,765	*	Radio One, Inc (Class A)	2,325
261,328	*	Radio One, Inc (Class D)	1,950
125,549	*	RCN Corp	3,252
277	e,v*	RCN Corp Wts 12/21/06	-	^
214,713	*	Regent Communications, Inc	990
31,115	*	Retelit S.p.A	18
300,844	e	Rogers Communications, Inc	11,489
3,000	e	Rostelecom (ADR)	58
23,722,155		Royal KPN NV	266,978
103,435	*	Saga Communications, Inc (Class A)	1,000
58,100	*	Salem Communications Corp (Class A)	872
454,335	*	SBA Communications Corp	10,636
2,667,261		Seat Pagine Gialle S.p.A.	1,273

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
106,225		SES Global S.A.	$1,689
439,483	e	Shaw Communications, Inc	10,492
37,956		Shenandoah Telecom Co	1,708
22,800		Shin Corp PCL	22
200		Sibirtelecom (Spon ADR)	13
243,962		Sinclair Broadcast Group, Inc (Class A)	1,988
6,661,060		Singapore Telecommunications Ltd	10,909
6,903,085	e*	Sirius Satellite Radio, Inc	35,068
1,084		SK Telecom Co Ltd	215
10,700		SK Telecom Co Ltd (ADR)	252
267,791		Sky Network Television Ltd	1,046
6,828	e	SKY Perfect Communications, Inc	5,011
52,500		SmarTone Telecommunications Holding Ltd	58
76,861		Societe Television Francaise 1 (T.F.1)	2,325
15,213	*	Sogecable S.A.	607
198,629	*	Spanish Broadcasting System, Inc (Class A)	1,098
22,626,867		Sprint Nextel Corp	584,678
148,508	*	SunCom Wireless Holdings, Inc	287
77,290		SureWest Communications	1,864
8,085		Swisscom AG. (Regd)	2,614
43,000		Taiwan Mobile Co Ltd	41
258,811	*	Talk America Holdings, Inc	2,208
2,111		Tele Norte Leste Participacoes S.A.	47
1,200		Tele Norte Leste Participacoes S.A.	20
8,789		Tele Norte Leste Participacoes S.A.	146
366,597	e	Tele2 AB (B Shs)	4,327
2,700	*	Telecom Argentina S.A.	37
6,757,673	e	Telecom Corp of New Zealand Ltd	22,882
6,025,792		Telecom Italia S.p.A.	17,556
4,610,589		Telecom Italia S.p.A. (RNC)	12,261
7,252,405		Telefonica S.A.	113,656
7,704		Telefonica S.A. (Spon ADR)	362
345,043		Telefonos de Mexico S.A. de C.V.	390
9,500		Telefonos de Mexico S.A. de C.V.	212
268,324		Telekom Austria AG.	6,316
13,700		Telekom Malaysia Bhd	35
23,742		Telekomunikacja Polska S.A.	161
3,743,938		Telemig Celular Participacoes S.A.	9
300		Telemig Celular Participacoes S.A.	14
2,163,052		Telenor ASA	23,236
1		Telephone & Data Systems, Inc	-	^
569,123		Telephone & Data Systems, Inc	22,446
15,199	*	Telesp Celular Participacoes S.A.	65
786,300		Television Broadcasts Ltd	4,458
9,245,515		TeliaSonera AB	55,399
7,869		Telkom S.A. Ltd	205
1,700		Telkom S.A. Ltd	178
1,771,084		Telstra Corp Ltd	4,723
241,591		TELUS Corp	9,489
144,000	*	Telus Corp	5,573
265,587		TELUS Corp	10,283
7,298	*	THUS Group plc	20
9,298,162		Tim Participacoes S.A.	34
94,042	e*	Tiscali S.p.A.	306
582,734	e*	TiVo, Inc	4,213
79,400		Tokyo Broadcasting System, Inc	2,126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
225,900	*	True Corp PCL	$61
3,749,900	*	True Corp PCL	1,012
12,819		Turkcell Iletisim Hizmet A.S.	82
10,500		Turkcell Iletisim Hizmetleri AS (ADR)	175
531	e	TV Asahi Corp	1,364
35,912		TV Azteca S.A. de C.V.	22
480,261	*	Ubiquitel, Inc	4,851
1,410,493	*	Univision Communications, Inc (Class A)	48,620
3,000	v	Uralsvyazinform (ADR)	24
78,497	*	US Cellular Corp	4,660
168,129		USA Mobility, Inc	4,788
96,990		Usen Corp	2,306
360,631		Valor Communications Group, Inc	4,746
17,828,070		Verizon Communications, Inc	607,224
5,547,463	*	Viacom, Inc	215,241
1,038		Videsh Sanchar Nigam Ltd	11
4,600	e	Videsh Sanchar Nigam Ltd (ADR)	99
4,400	*	Vimpel-Communications (Spon ADR)	189
1,761,323		Vivendi Universal S.A.	60,406
222,921		Vivendi Universal S.A. (Spon ADR)	7,624
97,699,504		Vodafone Group plc	204,205
2,259,722		Vodafone Group plc (Spon ADR)	47,228
4,518	*	Wavecom S.A.	63
359,189	*	Wireless Facilities, Inc	1,444
91,992	e*	WorldSpace, Inc	694
997,569	*	XM Satellite Radio Holdings, Inc	22,216
11,803	*	Young Broadcasting, Inc (Class A)	40
3,570		ZEE Telefilms Ltd	19
		TOTAL COMMUNICATIONS	5,424,312

DEPOSITORY INSTITUTIONS - 11.02%
107,199		1st Source Corp	3,214
1,740,000		77 Bank Ltd	13,376
4,682,688		ABN AMRO Holding NV	140,195
81,969	*	ACE Cash Express, Inc	2,040
8,408		Adelaide Bank Ltd	78
14,563		African Bank Investments Ltd	71
5,400		Akbank T.A.S. (ADR)	88
21,904		Akbank TAS	184
77,538		Alabama National Bancorp	5,304
832,315		Allied Irish Banks plc	19,842
471,495		Allied Irish Banks plc	11,235
726,360		Alpha Bank S.A.	26,792
261		Amagerbanken a/s	83
157,144		Amcore Financial, Inc	4,969
62,737	*	AmericanWest Bancorp	1,661
64,203		Ameris Bancorp	1,493
50,003	e	Ames National Corp	1,214
43,900		AMMB Holdings Bhd	34
1,585,274		AmSouth Bancorp	42,882
159,641		Anchor Bancorp Wisconsin, Inc	4,839
1,270		Arab Bank plc	53
55,535		Arrow Financial Corp	1,522
628,367		Associated Banc-Corp	21,352
442,184		Astoria Financial Corp	13,690
126		Attijariwafa Bank	26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,651,147		Australia & New Zealand Banking Group Ltd	$50,096
78,413	*	Banc Corp	929
79,127		Banca Antonveneta S.p.A.	2,538
215,275	e	Banca Fideuram S.p.A.	1,235
7,355,815		Banca Intesa S.p.A.	43,885
2,355,893		Banca Intesa S.p.A. (RNC)	13,314
939,976	e	Banca Monte dei Paschi di Siena S.p.A.	5,284
903,426		Banca Nazionale del Lavoro S.p.A.	3,192
1,953,624		Banca Popolare di Milano	23,027
74,216		Bancfirst Corp	3,236
905,214		Banche Popolari Unite Scrl	21,920
4,670,803		Banco Bilbao Vizcaya Argentaria S.A.	97,334
269,508		Banco BPI S.A. (Regd)	1,918
15,878		Banco Bradesco S.A.	567
9,800		Banco Bradesco S.A. (Spon ADR)	352
1,657,499		Banco Comercial Portugues S.A. (Regd)	5,275
1,000		Banco de Chile	40
3,553,500		Banco de Oro Universal Bank	2,362
90,562		Banco Espirito Santo S.A. (Regd)	1,649
17,950		Banco Itau Holding Financeira S.A.	529
10,500		Banco Itau Holding Financeira S.A. (ADR)	313
1,120		Banco Nossa Caixa S.A.	25
318,684		Banco Popolare di Verona e Novara Scrl	8,423
576,236		Banco Popular Espanol S.A.	8,480
9,772,937		Banco Santander Central Hispano S.A.	142,512
823,490		Banco Santander Chile S.A.	35
6,900		Banco Santander Chile S.A. (ADR)	301
14,500		BanColombia S.A. (ADR)	506
47,211	*	Bancorp, Inc	1,159
530,723		Bancorpsouth, Inc	12,743
47,765		BancTrust Financial Group, Inc	1,058
11,800		Bangkok Bank PCL	33
31,900		Bangkok Bank PCL (foreign)	95
31,025		Bank Hapoalim Ltd	144
25,668		Bank Leumi Le-Israel	93
456,934		Bank Mutual Corp	5,410
31,100,938		Bank of America Corp	1,416,337
199,000		Bank of Communications Co Ltd	125
2,278,775		Bank of East Asia Ltd	8,237
1,678,800		Bank of Fukuoka Ltd	14,129
101,176		Bank of Granite Corp	2,051
232,638		Bank of Hawaii Corp	12,402
632,062		Bank of Ireland	11,741
997,807		Bank of Ireland	18,475
706,900		Bank of Kyoto Ltd	8,507
1,094,443	e	Bank of Montreal	62,246
6,317,521		Bank of New York Co, Inc	227,683
2,013,421	e	Bank of Nova Scotia	80,806
70,000		Bank of Okinawa Ltd	3,263
59,412		Bank of the Ozarks, Inc	2,169
33,000		Bank of the Philippine Islands	40
100,000		Bank of the Ryukyus Ltd	2,721
1,601,600	e	Bank of Yokohama Ltd	13,085
300		Bank Przemyslowo-Handlowy BPH	72
4,268,500		Bank Rakyat Indonesia	1,832
1,017	v*	Bank United Corp	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
772		Bank Zachodni WBK S.A.	$35
279,137		BankAtlantic Bancorp, Inc (Class A)	4,017
46,691		BankFinancial Corp	743
207,598		BankUnited Financial Corp (Class A)	5,613
56,080		Banner Corp	1,907
155		Banque Marocaine du Commerce Exterieur	17
11,426,211		Barclays plc	133,483
2,946,448		BB&T Corp	115,501
7,000	*	BBVA Banco Frances S.A. (ADR)	55
41,950		Berkshire Hills Bancorp, Inc	1,466
144,201	*	BFC Financial Corp	945
157,384	*	BNP Paribas	14,103
1,551,259		BNP Paribas	143,892
4,601,000		BOC Hong Kong Holdings Ltd	9,250
98,966		BOK Financial Corp	4,706
177,642		Boston Private Financial Holdings, Inc	6,003
307	*	BRE Bank S.A.	17
294,604		Brookline Bancorp, Inc	4,563
43,084		Camden National Corp	1,654
664,319	e	Canadian Imperial Bank of Commerce	48,973
69,112		Capital City Bank Group, Inc	2,457
50,757		Capital Corp of the West	1,864
37,745	*	Capital Crossing Bank	1,203
4,068,194		Capitalia S.p.A.	33,773
65,924		Capitol Bancorp Ltd	3,082
109,080		Capitol Federal Financial	3,523
130,265		Cardinal Financial Corp	1,762
93,313		Cascade Bancorp	2,757
302,373		Cathay General Bancorp	11,381
16,960	*	Centennial Bank Holdings, Inc	198
66,408		Center Financial Corp	1,609
188,414		Central Pacific Financial Corp	6,919
8,713		Century Bancorp, Inc (Class A)	253
139,000		Chang Hwa Commercial Bank	76
22,628		Charter Financial Corp	861
146,960		Chemical Financial Corp	4,748
2,680,600		Chiba Bank Ltd	23,787
2,700	*	Chiba Kogyo Bank Ltd	55
839,000		China Construction Bank	392
159,000	*	China Development Financial Holding Corp	59
181,358		Chinatrust Financial Holding Co	129
286,291		Chittenden Corp	8,294
997,647		CIT Group, Inc	53,394
61,000		CITIC International Financial Holdings Ltd	27
34,342,838		Citigroup, Inc	1,622,012
43,273	e	Citizens & Northern Corp	1,047
271,144		Citizens Banking Corp	7,280
9,518		Citizens First Bancorp, Inc	269
52,422		City Bank	2,440
137,114		City Holding Co	5,044
178,350		City National Corp	13,695
78,721		Clifton Savings Bancorp, Inc	842
593,015		Close Brothers Group plc	10,970
97,168	e	Coastal Financial Corp	1,337
70,237		CoBiz, Inc	1,447
739,144		Colonial Bancgroup, Inc	18,479

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
30,695	e	Colony Bankcorp, Inc	$677
79,052		Columbia Banking System, Inc	2,645
956,682		Comerica, Inc	55,459
77,310		Commerce Asset Holdings Bhd	132
750,592		Commerce Bancorp, Inc	27,509
292,375		Commerce Bancshares, Inc	15,107
24,114		Commercial Bankshares, Inc	851
246,909		Commercial Capital Bancorp, Inc	3,472
3,160		Commercial International Bank	39
17,032		Commercial International Bank	208
1,462,607		Commerzbank AG.	58,197
1,762,020		Commonwealth Bank of Australia	56,915
22,559	*	Community Bancorp	699
243,804		Community Bank System, Inc	5,444
112,893	e	Community Banks, Inc	3,213
97,762		Community Trust Bancorp, Inc	3,314
1,273,801		Compass Bancshares, Inc	64,467
2,303,348		CorpBanca S.A.	13
192,046	e	Corus Bankshares, Inc	11,415
1,897		Credicorp Ltd	50
1,301,078		Credit Agricole S.A.	50,557
227,611		Cullen/Frost Bankers, Inc	12,234
341,782		CVB Financial Corp	5,844
3,980		Daegu Bank	74
1,054,030		Danske Bank A/S	39,057
1,432,723		DBS Group Holdings Ltd	14,432
683,922		Depfa Bank plc	12,166
889,022		Deutsche Bank AG. (Regd)	101,399
212,004		Dexia	5,475
144,824		Dime Community Bancshares	2,081
2,052,876		DNB NOR Holding ASA	27,605
168,727		Downey Financial Corp	11,355
85,000		E.Sun Financial Holding Co Ltd	54
262,615		East West Bancorp, Inc	10,124
160,359		EFG Eurobank Ergasias S.A.	6,167
1,768	*	Egyptian Financial Group-Hermes Holding	21
66,444	*	Emporiki Bank of Greece S.A.	2,219
40,547		Enterprise Financial Services Corp	1,111
51,938		Erste Bank der Oesterreichischen Sparkassen AG.	3,058
83,892	*	EuroBancshares, Inc	989
176,975	*	Euronet Worldwide, Inc	6,695
35,516		Farmers Capital Bank Corp	1,123
123,980		Fidelity Bankshares, Inc	4,169
2,094,786		Fifth Third Bancorp	82,451
48,583		Financial Institutions, Inc	918
68,346		First Bancorp	1,530
816,730		First Bancorp	10,095
71,121		First Busey Corp (Class A)	1,501
159,937		First Charter Corp	3,950
46,443		First Citizens Bancshares, Inc (Class A)	8,963
355,812		First Commonwealth Financial Corp	5,216
113,012		First Community Bancorp, Inc	6,516
58,527		First Community Bancshares, Inc	1,872
36,824		First Defiance Financial Corp	970
175,820		First Financial Bancorp	2,926
113,379		First Financial Bankshares, Inc	4,342

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
74,269		First Financial Corp	$2,213
150,000		First Financial Holding Co Ltd	107
76,496		First Financial Holdings, Inc	2,425
946,000		First Horizon National Corp	39,401
77,938		First Indiana Corp	2,174
112,456		First Merchants Corp	2,982
314,357		First Midwest Bancorp, Inc	11,496
693,811		First Niagara Financial Group, Inc	10,171
36,411		First Oak Brook Bancshares, Inc	974
1,692		First of Long Island Corp	72
79,967		First Place Financial Corp	1,983
17,484	*	First Regional Bancorp	1,558
178,609		First Republic Bank	6,755
29,763	e	First South Bancorp, Inc	1,127
92,637		First State Bancorporation	2,460
129,304	*	FirstFed Financial Corp	7,734
386,263		FirstMerit Corp	9,525
89,484		FirstRand Ltd	290
343,107		Flagstar Bancorp, Inc	5,181
106,896		Flushing Financial Corp	1,866
268,224		FNB Corp	4,587
53,444		FNB Corp	1,816
580		Forstaedernes Bank A/S	79
1,307,173		Fortis	46,634
462,027	*	Fortis (Strip Vvpr)	28
144,143	*	Franklin Bank Corp	2,772
405,430		Fremont General Corp	8,741
159,798		Frontier Financial Corp	5,280
32,000		Fuhwa Financial Holdings Co Ltd	11
35,000		Fukushima Bank Ltd	70
757,579		Fulton Financial Corp	13,030
65,626		GB&T Bancshares, Inc	1,467
4,634		German American Bancorp	62
157,499		Glacier Bancorp, Inc	4,890
375,899		Gold Banc Corp, Inc	6,886
1,378,975		Golden West Financial Corp	93,632
58,405		Great Southern Bancorp, Inc	1,687
534,280		Greater Bay Bancorp	14,821
39,128		Greene County Bancshares, Inc	1,143
40,170		Grupo Financiero Banorte S.A. de C.V.	95
4,600	*	Grupo Financiero Galicia S.A. (ADR)	35
2,306,000		Gunma Bank Ltd	17,394
10,606		Haci Omer Sabanci Holding A.S.	75
199,615		Hancock Holding Co	9,286
952,894		Hang Seng Bank Ltd	12,274
232,095		Hanmi Financial Corp	4,192
125,526		Harbor Florida Bancshares, Inc	4,754
160,257		Harleysville National Corp	3,644
7,026,931		HBOS plc	117,132
6,484		HDFC Bank Ltd	113
6,200		HDFC Bank Ltd (ADR)	338
81,502		Heartland Financial USA, Inc	1,923
46,400	e*	Heartland Payment Systems, Inc	1,149
64,192		Heritage Commerce Corp	1,605
1,261,600	e	Hokuhoku Financial Group, Inc	5,528
16,800		Hong Leong Bank Bhd	23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,844,830	*	Applied Micro Circuits Corp	$7,508
58,069		Applied Signal Technology, Inc	1,152
3,594		Arcelik A.S.	30
1,355,465		ARM Holdings plc	3,133
671,244	*	Arris Group, Inc	9,236
218,409	*	Artesyn Technologies, Inc	2,392
2,205,000		Asustek Computer, Inc	5,979
177,272	*	Atheros Communications, Inc	4,643
443,161	*	ATI Technologies, Inc	7,613
5,000,188	*	Atmel Corp	23,601
16,786		AU Optronics Corp (ADR)	250
138,046	e*	Audible, Inc	1,451
500	*	AudioCodes Ltd	7
167,400		Avex Group Holdings, Inc	4,767
258,361		AVX Corp	4,573
161,606		Baldor Electric Co	5,474
9,733		Bang & Olufsen a/s	1,125
9,898		Barco NV	844
386	e*	Beacon Power Corp	1
88,046		Bel Fuse, Inc (Class B)	3,084
251,037	*	Benchmark Electronics, Inc	9,627
270		Bharat Electronics Ltd	8
3,048,143	*	Broadcom Corp (Class A)	131,558
12,073,161	a*	Brocade Communications Systems, Inc	80,649
145,310		C&D Technologies, Inc	1,343
1,081,761		CAE, Inc	8,512
250,467	*	C-COR, Inc	2,189
385,580	*	Celestica, Inc	4,406
4,037,000	*	Chartered Semiconductor Manufacturing Ltd	3,917
193,137	*	Checkpoint Systems, Inc	5,192
96,000		Chunghwa Picture Tubes Ltd	24
7,379,827	*	Ciena Corp	38,449
44,099,414	*	Cisco Systems, Inc	955,634
42,000	*	CMC Magnetics Corp	13
65,819	*	Color Kinetics, Inc	1,394
14,000	*	Compeq Manufacturing Co	7
16,026		Computacenter plc	71
158,137	*	Comtech Telecommunications Corp	4,613
1,254,744	*	Comverse Technology, Inc	29,524
2,858,863	*	Conexant Systems, Inc	9,863
97,273		Cooper Industries Ltd (Class A)	8,453
330,644	e*	Cree, Inc	10,848
227,118		CTS Corp	3,039
2,153,652	*	Cypress Semiconductor Corp	36,504
149,000		Dainippon Screen Manufacturing Co Ltd	1,575
46,000		Datang International Power Generation Co Ltd	29
22,000		Delta Electronics, Inc	51
93,275	*	Diodes, Inc	3,871
221,151	*	Ditech Communications Corp	2,311
157,145	*	DSP Group, Inc	4,559
827,793	e*	Eagle Broadband, Inc	75
700	*	ECI Telecom Ltd	8
1,400		Eizo Nanao Corp	48
23,000		Elec & Eltek International Co Ltd	60
164,714	*	Electro Scientific Industries, Inc	3,645
471,356		Electrolux AB (Series B)	13,517

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,643,208		Emerson Electric Co	$221,051
21,851	*	Emerson Radio Corp	82
714,284		EMI Group plc	3,135
43,699	e*	EndWave Corp	642
404,567	*	Energizer Holdings, Inc	21,442
131,884	*	Energy Conversion Devices, Inc	6,486
783,000		Energy Support Corp	2,588
267,651	*	EnerSys	3,694
35,373,047		Ericsson (LM) (B Shs)	134,345
28,881	*	ESS Technology, Inc	96
263,192	e*	Evergreen Solar, Inc	4,053
223,048	*	Exar Corp	3,185
72,852	*	Excel Technology, Inc	2,147
1,898,656	*	Fairchild Semiconductor International, Inc	36,207
168,400		Fanuc Ltd	16,171
363,881		Fisher & Paykel Appliances Holdings Ltd	943
705,990		Fisher & Paykel Healthcare Corp	1,786
6,000		Foxconn Technology Co Ltd	38
135,968		Franklin Electric Co, Inc	7,431
2,491,050	*	Freescale Semiconductor, Inc (Class B)	69,176
588,000		Fuji Electric Holdings Co Ltd	3,199
300,000	*	Fujitsu Access Ltd	2,059
69,549,127	d	General Electric Co	2,418,919
300,993	*	Genesis Microchip, Inc	5,129
172,274	*	Genlyte Group, Inc	11,739
400,000		Geodesic Information Systems Ltd	1,975
216,232		Germanos S.A.	4,585
7,734	*	GFI Informatique	68
600,396	*	Glenayre Technologies, Inc	3,152
554,050	*	GrafTech International Ltd	3,380
115,283	*	Greatbatch, Inc	2,526
54,000	*	GS Yuasa Corp	146
9,600		Hana Microelectronics PCL	7
80,000	*	HannStar Display Corp	14
547,747		Harman International Industries, Inc	60,871
476,285	*	Harmonic, Inc	3,034
602,078		Harris Corp	28,472
453,714	*	Hexcel Corp	9,968
3,000		High Tech Computer Corp	82
56,520		Hirose Electric Co Ltd	7,928
475,700		Hitachi Chemical Co Ltd	13,627
3,705,994		Hitachi Ltd	26,164
248,300		Hitachi Maxell Ltd	4,097
17,900	*	Hittite Microwave Corp	603
54,592		Hon Hai Precision Industry Co, Ltd	338
42,836		Hon Hai Precision Industry Co, Ltd (GDR)	531
7,396,942		Honeywell International, Inc	316,367
104,000		Horiba Ltd	3,244
899,680		Hoya Corp	36,219
156,360	*	Hutchinson Technology, Inc	4,717
307,900		Ibiden Co Ltd	15,527
25,303	*	Ikanos Communications, Inc	499
242,751		Imation Corp	10,416
1,485,792	*	Infineon Technologies AG.	15,274
1,409,206	*	Infineon Technologies AG.	14,513
1,195,183	*	Integrated Device Technology, Inc	17,760

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
223,953	*	Integrated Silicon Solutions, Inc	$1,487
39,043,071		Intel Corp	755,483
206,873	*	International DisplayWorks, Inc	1,355
507,438	*	International Rectifier Corp	21,023
913,188		Intersil Corp (Class A)	26,409
122,280		Inter-Tel, Inc	2,622
230,330	*	InterVoice, Inc	1,983
20,733		Intracom S.A.	149
145,589	e*	Ionatron, Inc	1,967
225,318	*	IXYS Corp	2,077
1,383,740	*	Jabil Circuit, Inc	59,307
16,969,469	*	JDS Uniphase Corp	70,763
564,092	*	Kemet Corp	5,342
192,336	*	Komag, Inc	9,155
2,791,093		Koninklijke Philips Electronics NV	94,202
415,032	*	Kopin Corp	2,079
14,571		Kudelski S.A.	414
27,809		Kumho Electric Co Ltd	1,543
282,798		Kyocera Corp	24,975
829,157		L-3 Communications Holdings, Inc	71,133
6,845		Laird Group plc	53
651,765	*	Lattice Semiconductor Corp	4,341
138,376	*	Leadis Technology, Inc	786
658,100		LG Electronics, Inc	53,371
4,700	*	LG.Philips LCD Co Ltd (ADR)	107
1,500	*	LG.Philips LCD Co Ltd Wts	68
1,547,540		Linear Technology Corp	54,288
503,760		Lite-On Technology Corp	699
159,737	*	Littelfuse, Inc	5,452
172,152	*	LoJack Corp	4,128
142,961		LSI Industries, Inc	2,436
1,965,688	*	LSI Logic Corp	22,723
23,977,017	*	Lucent Technologies, Inc	73,130
6,700		Mabuchi Motor Co Ltd	344
78,000	*	Macronix International	10
1,200		Malaysian Pacific Industries	3
386,158	*	Marvell Technology Group Ltd	20,891
2,277,679		Matsushita Electric Industrial Co Ltd	50,480
603,350		Matsushita Electric Industrial Co Ltd (Spon ADR)	13,358
1,525,773		Matsushita Electric Works Ltd	18,272
1,459,406		Maxim Integrated Products, Inc	54,217
1,520,648	*	Maxtor Corp	14,537
472,737		Maytag Corp	10,083
371,000		MediaTek, Inc	4,293
924		Melexis NV	15
690,129	*	MEMC Electronic Materials, Inc	25,480
231,110		Methode Electronics, Inc	2,517
530,128	*	Micrel, Inc	7,856
991,987		Microchip Technology, Inc	36,009
3,508,686	*	Micron Technology, Inc	51,648
47,136		Micronas Semiconductor Holdings, Inc	1,499
1,119	*	Micronic Laser Systems AB	17
361,917	*	Microsemi Corp	10,535
324,948	*	Microtune, Inc	1,696
96,000		Minebea Co Ltd	661
4,353,000		Mitsubishi Electric Corp	36,856

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
634,020		Molex, Inc	$21,049
139,210	*	Monolithic Power Systems, Inc	2,595
340,604	*	Moog, Inc	12,088
18,242,440		Motorola, Inc	417,934
72,261	e*	Multi-Fineline Electronix, Inc	4,227
285,756		Murata Manufacturing Co Ltd	19,302
30,267		National Presto Industries, Inc	1,488
2,523,033		National Semiconductor Corp	70,241
111,200	v*	NCP Litigation Trust	-	^
16,700		NEC Electronics Corp	678
91,711	*	Netlogic Microsystems, Inc	3,779
2,261		Nexans S.A.	176
274,000		NGK Spark Plug Co Ltd	6,375
293	*	Nice Systems Ltd	15
1,400	*	Nice Systems Ltd (Spon ADR)	71
180,080		Nidec Corp	14,743
500		Nihon Dempa Kogyo Co Ltd	23
36,000		Nippon Carbon Co Ltd	124
12,000		Nippon Chemi-Con Corp	81
6,200		Nissho Electronics Corp	59
325,830		Nitto Denko Corp	27,587
6,900		NKT Holding a/s	436
7,578,167		Nokia Oyj	156,636
177,967	e	Nokia Oyj (Spon ADR)	3,687
9,029,474	*	Nortel Networks Corp	27,632
4,128,567	*	Nortel Networks Corp	12,592
166,546	e*	Novatel Wireless, Inc	1,491
1,665,160	*	Nvidia Corp	95,347
678		Olympic Group Financial Investments	6
415,102	*	Omnivision Technologies, Inc	12,536
90,400		Omron Corp	2,590
1,472,661	*	ON Semiconductor Corp	10,692
322,789		Onex Corp	5,954
88,105	*	Oplink Communications Inc	1,528
103,631	*	Optical Communication Products, Inc	319
416,000		Origin Electric Co Ltd	2,602
96,096		Park Electrochemical Corp	2,835
214,575	*	Pericom Semiconductor Corp	2,116
334,000		Phoenix Electric Co Ltd	3,151
6,000		Phoenixtec Power Co Ltd	6
238,166	*	Photronics, Inc	4,468
245,491		Pioneer Corp	3,957
271,112	*	Pixelworks, Inc	1,347
306,176		Plantronics, Inc	10,848
376,406	*	Plexus Corp	14,142
258,658	e*	Plug Power, Inc	1,293
144,126	*	PLX Technology, Inc	1,809
1,089,032	*	PMC - Sierra, Inc	13,384
686,663	*	Polycom, Inc	14,887
40,331	*	Powell Industries, Inc	878
179,175	*	Power Integrations, Inc	4,440
424,560	*	Power-One, Inc	3,057
653,578	*	Powerwave Technologies, Inc	8,817
12,514		Preformed Line Products Co	425
1,245,866	*	QLogic Corp	24,108
11,055,552		Qualcomm, Inc	559,522

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
48,000		Quanta Display, Inc	$17
32,340	b,e,v*	Read-Rite Corp	-	^
11,000		Realtek Semiconductor Corp	12
155,190		Regal-Beloit Corp	6,560
10,809	*	Reliance Communication Ventures Ltd	75
122,936		REMEC, Inc	162
324,481	*	Research In Motion Ltd	27,506
2,911		Reunert Ltd	32
1,140,088	*	RF Micro Devices, Inc	9,862
1,119,759		Ricoh Co Ltd	21,828
8,700		Rinnai Corp	260
37,000	*	Ritek Corp	11
300,000		River Eletec Corp	2,250
115,541	*	Rofin-Sinar Technologies, Inc	6,254
290,557		Rohm Co Ltd	30,659
980	*	Samsung Electro-Mechanics Co Ltd	37
4,450		Samsung Electronics Co Ltd	1,454
9,935		Samsung Electronics Co Ltd	6,442
366		Samsung Electronics Co Ltd	187
577		Samsung SDI Co Ltd	47
599,000		Sanken Electric Co Ltd	10,230
3,481,143	*	Sanmina-SCI Corp	14,273
15,000		Sanyo Denki Co Ltd	135
304,000	e*	Sanyo Electric Co Ltd	832
273,641		Satyam Computer Services Ltd	5,210
133,110		Schindler Holding AG.	7,079
397,222		Schneider Electric S.A.	42,830
120,000	*	Semiconductor Manufacturing International Corp	18
443,469	*	Semtech Corp	7,934
19,460		Seoul Semiconductor Co Ltd	691
383,000		Sharp Corp	6,768
11,000	e	Shindengen Electric Manufacturing Co Ltd	69
2,700		Shinkawa Ltd	74
108,000		Shinko Electric Industries	3,259
291,412	*	Sigmatel, Inc	2,547
759,872	*	Silicon Image, Inc	7,834
396,582	*	Silicon Laboratories, Inc	21,792
518,067	*	Silicon Storage Technology, Inc	2,269
3,392	*	Silicon-On-Insulator Technologies	115
32,179	e	Siliconware Precision Industries Co	208
34,000		Siliconware Precision Industries Co	44
7,304		Sirti S.p.A	22
1,020,007	*	Skyworks Solutions, Inc	6,926
517,577	*	SonicWALL, Inc	3,670
1,073,470		Sony Corp	49,584
767,500	*	Spansion, Inc	11,359
178,634		Spectralink Corp	2,242
403,843	*	Spectrum Brands, Inc	8,772
132,748	*	Standard Microsystems Corp	3,449
93,568		Standard Motor Products, Inc	831
41,600	e	Stanley Electric Co Ltd	885
2,231,000	*	STATS ChipPAC Ltd	1,779
878,761		STMicroelectronics NV	16,228
117,000		Sumco Corp	6,267
34,585	e*	Sunpower Corp	1,320
1,019	*	Suntron Corp	2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
57,751	*	Supertex, Inc	$2,173
1,071,664	*	Sycamore Networks, Inc	5,037
239,364	*	Symmetricom, Inc	2,047
221,865	*	Synaptics, Inc	4,879
49,136		Sypris Solutions, Inc	463
334,000		Taiwan Semiconductor Manufacturing Co Ltd	661
96,800		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	974
461,060	e	Taiyo Yuden Co Ltd	7,307
52,261		Tandberg ASA	472
179,643		TDK Corp	13,505
304,554		Technitrol, Inc	7,303
10,000		Teikoku Tsushin Kogyo Co Ltd	62
320,127	*	Tekelec	4,427
341,475	*	Teledyne Technologies, Inc	12,157
410,876		Teleflex, Inc	29,431
23,553		Telent plc	206
193,751	e*	Telkonet, Inc	824
2,681,156	*	Tellabs, Inc	42,630
398,308	*	Terayon Communication Systems, Inc	729
2,588,682		Terna S.p.A.	6,798
267,466	*	Tessera Technologies, Inc	8,580
12,152,174		Texas Instruments, Inc	394,581
355,610	*	Thomas & Betts Corp	18,271
217,861		Thomson	4,295
400	*	Three-Five Systems, Inc	-	^
17,000		Toko, Inc	67
277,600		Tokyo Denpa Co Ltd	4,571
562,778	*	Transwitch Corp	1,463
464,241	*	Trident Microsystems, Inc	13,491
96,885	e*	Tripath Technology, Inc	36
876,862	*	Triquint Semiconductor, Inc	4,314
23,803		TT electronics plc	71
268,135	*	TTM Technologies, Inc	3,885
65,366	*	Ultralife Batteries, Inc	840
10,314	*	UMC Japan	3,046
24,745	*	Unaxis Holding AG. (Regd)	7,044
55,000		Uniden Corp	880
1,241,000		Unimicron Technology Corp	1,805
69,260	e	United Industrial Corp	4,220
283,000		United Microelectronics Corp	179
145,255		United Microelectronics Corp	495
103,479	*	Universal Display Corp	1,488
85,565	*	Universal Electronics, Inc	1,515
24,600		Ushio, Inc	585
592,884	e*	Utstarcom, Inc	3,729
2		V Technology Co Ltd	28
279,635	e*	Valence Technology, Inc	696
27,637		Valeo S.A.	1,154
151,371	*	Vasco Data Security International	1,238
277,498		Venture Corp Ltd	2,195
1,613	*	Vestel Elektronik Sanayi	7
15,000	*	Via Technologies, Inc	11
121,630	*	Viasat, Inc	3,485
112,044		Vicor Corp	2,211
138,000		Victor Co Of Japan Ltd	801
79,778	*	Virage Logic Corp	861

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
859,042	*	Vishay Intertechnology, Inc	$12,233
1,309,639	*	Vitesse Semiconductor Corp	4,689
84,428	*	Volterra Semiconductor Corp	1,612
257,341		Warner Music Group Corp	5,582
5,877		Weg S.A.	22
530,758	*	Westell Technologies, Inc	2,160
289,509		Whirlpool Corp	26,481
56,000	*	Winbond Electronics Corp	16
14,000		Wintek Corp	19
3,446		Wipro Ltd	43
51,250	*	WJ Communications	129
200,693		Woodward Governor Co	6,673
1,638,345		Xilinx, Inc	41,712
15,000		Ya Hsin Industrial Co Ltd	14
1,763,000	*	Yageo Corp	676
4,900		Yamaichi Electronics Co Ltd	65
490,000	e	Yaskawa Electric Corp	5,519
2,000,000		YTL Power International	1,178
529,574	e*	Zhone Technologies, Inc	1,419
66,333	e*	Zoltek Cos, Inc	1,516
294,681	*	Zoran Corp	6,448
448,200		ZTE Corp	1,805
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,924,971

ENGINEERING AND MANAGEMENT SERVICES - 0.47%
5,388	b,e,v*	aaiPharma, Inc	-	^
133,683	*	Advisory Board Co	7,456
136,181	*	Albany Molecular Research, Inc	1,384
287,180		Amec plc	2,007
75,705	*	American Dental Partners, Inc	1,022
263,764		Arbitron, Inc	8,920
235,936	*	Arena Pharmaceuticals, Inc	4,273
369,550		Balfour Beatty plc	2,385
570,798		Capita Group plc	4,549
391,876	*	CBIZ, Inc	3,135
821,282	*	Ceridian Corp	20,902
357,449	*	Charles River Laboratories International, Inc	17,522
20,633	*	Cornell Cos, Inc	298
286,690		Corporate Executive Board Co	28,927
272,726	*	Covance, Inc	16,023
251,259	*	CV Therapeutics, Inc	5,548
4,260		Daewoo Engineering & Construction Co Ltd	61
363,764	*	deCODE genetics, Inc	3,154
283,992	*	DiamondCluster International, Inc	3,039
2,212	*	Digital Garage, Inc	11,061
535,553	*	Digitas, Inc	7,712
1,884,591		Downer EDI Ltd	11,920
26		Dream Incubator, Inc	121
113,648	*	Essex Corp	2,503
599,504	*	Exelixis, Inc	7,200
51,858	*	Exponent, Inc	1,641
96,020	*	Forrester Research, Inc	2,143
276,600	e*	FuelCell Energy, Inc	3,173
4,619		Fugro NV	177
300,400	*	Gartner, Inc (Class A)	4,191
65,493	*	Geo Group, Inc	2,184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
137,004		Gevity HR, Inc	$3,351
1,197,144		GRD Ltd	1,818
95,426	*	Greenfield Online, Inc	572
491,845	*	Hewitt Associates, Inc	14,627
59,086	*	Horizon Health Corp	1,170
30,098	*	Huron Consulting Group, Inc	912
745		IDB Development Corp Ltd	21
1,333,695		IMS Health, Inc	34,369
91,166		JGC Corp	1,789
371,971	e*	KFX, Inc	6,770
52,367		Landauer, Inc	2,630
49,325	*	Layne Christensen Co	1,653
95,155	*	LECG Corp	1,834
124,340		MAXIMUS, Inc	4,474
150,997	*	Maxygen, Inc	1,250
38,624		MDS, Inc	696
67,042	e*	Medis Technologies Ltd	1,564
25,500		Meitec Corp	836
70,843	e*	Microvision, Inc	208
73,239	*	MTC Technologies, Inc	2,050
318,748	e*	Nanogen, Inc	963
269,602	*	Navigant Consulting, Inc	5,756
79,250	*	Netratings, Inc	1,050
15,482		Nichii Gakkan Co	358
1,554	*	Novabase SGPS S.A.	13
315,507	*	Nuvelo, Inc	5,622
158,586	*	Parexel International Corp	4,193
2,088,813		Paychex, Inc	87,020
199,359	*	Per-Se Technologies, Inc	5,315
434,696		Pharmaceutical Product Development, Inc	15,045
283,566	e*	PRG-Schultz International, Inc	173
931,703	*	QinetiQ plc	3,155
902,308		Quest Diagnostics, Inc	46,288
246,166	*	Regeneron Pharmaceuticals, Inc	4,094
272,896	*	Resources Connection, Inc	6,798
149,778		SBM Offshore NV	14,999
195,327		SembCorp Logistics Ltd	214
140,707	*	Senomyx, Inc	2,316
407,477		Serco Group plc	2,226
108,022	e*	SFBC International, Inc	2,633
462,882	*	Shaw Group, Inc	14,072
14,000	*	Shenzhen Expressway Co Ltd	5
11,700		Sho-Bond Corp	116
2,447,000		Shui On Construction	5,834
101,609		SNC-Lavalin Group, Inc	2,777
152,607	e*	Spatialight, Inc	540
175,663	*	Symyx Technologies, Inc	4,873
191,274	e*	Syntroleum Corp	1,582
172,512		Talx Corp	4,913
800,000		Taylor Nelson Sofres plc	3,504
542,811	*	Tetra Tech, Inc	10,362
2,743,000	e	Toyo Engineering Corp	16,715
3,119		United Group Ltd	29
238,491	*	URS Corp	9,599
182,528		Washington Group International, Inc	10,475
227,813		Watson Wyatt & Co Holdings	7,422
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	568,274

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
1,870,000	v*	Citiraya Industries Ltd	$1,248
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	1,248

FABRICATED METAL PRODUCTS - 0.35%
164,564	*	Alliant Techsystems, Inc	12,699
738,904		Ball Corp	32,386
112,587		Barnes Group, Inc	4,560
3,265		Bharat Forge Ltd	33
25,000		Bharat Heavy Electricals	1,258
335,669	*	Blount International, Inc	5,408
109,927		CIRCOR International, Inc	3,210
85,133	*	Commercial Vehicle Group, Inc	1,635
9,706		Compx International, Inc	157
386,209		Crane Co	15,838
980,415	*	Crown Holdings, Inc	17,393
80,146	*	Drew Industries, Inc	2,849
1,569		Geberit AG. (Regd)	1,495
175,282	*	Global Power Equipment Group, Inc	675
165,214	*	Griffon Corp	4,104
120		Grupa Kety S.A.	5
1,980,346		Illinois Tool Works, Inc	190,727
203		Jindal Steel & Power Ltd	9
169,116		JS Group Corp	3,626
133,922		Kingspan Group plc	2,042
16,000		Kitz Corp	153
45,417		Lifetime Brands, Inc	1,280
3,300		Mechel Steel Group OAO (ADR)	85
139,132	*	Mobile Mini, Inc	4,302
186,488	*	NCI Building Systems, Inc	11,146
886,000	e	NEOMAX Co Ltd	26,808
4,835		Norddeutsche Affinerie AG.	149
125,000		Oiles Corp	2,670
16,001	*	Omega Flex, Inc	305
84,980		Robbins & Myers, Inc	1,835
98,381	*	RTI International Metals, Inc	5,396
490,000		Sanwa Shutter Corp	3,202
168,136		Silgan Holdings, Inc	6,754
228,570		Simpson Manufacturing Co, Inc	9,897
476,200		Sims Group Ltd	5,949
260,380		Snap-On, Inc	9,926
91,820		Ssab Svenskt Stal AB (Series A)	4,394
34,280		Ssab Svenskt Stal AB (Series B)	1,524
66,361		Standex International Corp	2,101
134,463		Sturm Ruger & Co, Inc	1,073
1,539,000		Sumitomo Precision Products Co Ltd	9,887
47,440		Sun Hydraulics Corp	1,014
15,000		Takuma Co Ltd	121
323,303	e*	Taser International, Inc	3,424
583,729		Tata Steel Ltd	7,027
8,625	b,e*	Tower Automotive, Inc	1
124,300		Toyo Seikan Kaisha Ltd	2,249
15,543	*	United Capital Corp	387
111,404		Valmont Industries, Inc	4,683

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
137,466		Watts Water Technologies, Inc (Class A)	$4,995
17,000		Yieh Phui Enterprise	8
		TOTAL FABRICATED METAL PRODUCTS	432,854

FOOD AND KINDRED PRODUCTS - 3.79%
390,500		Ajinomoto Co, Inc	4,160
15,416,381		Altria Group, Inc	1,092,405
289,594	e	American Italian Pasta Co (Class A)	1,813
1,954		Anadolu Efes Biracilik Ve Malt Sanayii A.S.	62
3,637,670		Anheuser-Busch Cos, Inc	155,583
3,835,469		Archer Daniels Midland Co	129,064
12,859		Ariake Japan Co Ltd	383
744,894		Asahi Breweries Ltd	10,543
5,248		AVI Ltd	14
373,177		Bajaj Hindusthan Ltd	4,224
568,000		Bajaj Hindusthan Ltd	4,612
51,621	*	Boston Beer Co, Inc (Class A)	1,343
1,919,400		Cadbury Schweppes plc	19,044
2,655	*	Cambridge Antibody Technology Group plc	36
1,611,150		Campbell Soup Co	52,201
3,541		Carlsberg a/s (Class A)	218
6,887		Carlsberg a/s (Class B)	449
30,000		China Mengniu Dairy Co Ltd	33
24,050		Chipita International S.A.	109
687,743		Cia de Bebidas das Americas	295
560		CJ Corp	65
602,732		Coca Cola Hellenic Bottling Co S.A.	18,702
686,125		Coca-Cola Amatil Ltd	3,537
28,788		Coca-Cola Bottling Co Consolidated	1,324
11,682,113		Coca-Cola Co	489,130
2,435,637		Coca-Cola Enterprises, Inc	49,541
8,371		Coca-Cola Femsa S.A. de C.V.	28
6,000		Coca-Cola Femsa S.A. de C.V. (ADR)	199
320,400		Coca-Cola West Japan Co Ltd	7,590
10,000		Cofco International Ltd	6
4,600		Companhia de Bebidas das Americas (ADR)	198
2,239,624		ConAgra Foods, Inc	48,062
2,849,546	*	Constellation Brands, Inc (Class A)	71,381
454,702		Corn Products International, Inc	13,446
7,473	*	Cott Corp	96
3,600		Cresud S.A.	52
3,311,202		CSR Ltd	10,530
42,104		Danisco a/s	3,407
360,286	*	Darling International, Inc	1,686
953,643	*	Dean Foods Co	37,030
1,585,827		Del Monte Foods Co	18,808
5,839,935		Diageo plc	91,825
120,000		Diageo plc (Spon ADR)	7,612
32,928		Diamond Foods, Inc	565
17,002		East Asiatic Co Ltd A/S	698
74,639		Ebro Puleva S.A.	1,358
5,296		Embotelladora Andina S.A.	12
5,995		Embotelladora Andina S.A.	15
5,200		Embotelladora Andina S.A. (ADR)	77
43,406		Farmer Bros Co	968
116,916		Fjord Seafood ASA	142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
333,504		Flowers Foods, Inc	$9,905
22,370		Fomento Economico Mexicano S.A. de C.V.	204
2,600		Fomento Economico Mexicano S.A. de C.V. (Spon ADR)	238
466,182		Fraser and Neave Ltd	5,704
2,027,856		General Mills, Inc	102,772
7,560		Givaudan S.A. (Regd)	5,796
410,022	*	Gold Kist, Inc	5,183
14,500		Golden Hope Plantations Bhd	16
20,147	*	Green Mountain Coffee Roasters, Inc	800
265,804		Greencore Group plc	1,238
609,592		Groupe Danone	74,581
4,200		Gruma S.A. de C.V. (Spon ADR)	49
8,890		Grupo Bimbo S.A. de C.V.	29
15,927		Grupo Modelo S.A.	58
1,669,378		H.J. Heinz Co	63,303
150,019	*	Hain Celestial Group, Inc	3,929
87,045	e*	Hansen Natural Corp	10,972
111,563		Heineken NV	4,228
1,805,751	*	Hercules, Inc	24,919
799,011		Hershey Co	41,732
2,900		Highlands & Lowlands Bhd	3
301		Hite Brewery Co Ltd	43
464,515		Hormel Foods Corp	15,701
464,300		House Foods Corp	7,603
120,457		Iaws Group plc	2,086
418,163		InBev NV	19,584
30,000	v*	International Hydron Liq Trust	1
21,600		IOI Corp Bhd	78
186,800	e	Ito En Ltd	6,523
517,872		J Sainsbury plc	2,987
78,236		J&J Snack Foods Corp	2,628
223,652		J.M. Smucker Co	8,879
14,357,000		JG Summit Holdings	1,656
49,083	*	John B. Sanfilippo & Son	777
757,000		J-Oil Mills, Inc	4,414
712,341		Kaneka Corp	8,519
90,200		Katokichi Co Ltd	615
1,153,936		Kellogg Co	50,819
65,000		Kerry Group plc	1,581
153,019		Kerry Group plc (Class A)	3,670
56,700		Kibun Food Chemifa Co Ltd	1,218
106,000		Kikkoman Corp	1,189
1,393,680		Kirin Brewery Co Ltd	18,923
1,667,393		Kraft Foods, Inc (Class A)	50,539
168,492		Lancaster Colony Corp	7,077
152,940		Lance, Inc	3,441
375,720		Lion Nathan Ltd	2,173
74,791	*	M&F Worldwide Corp	1,068
21,694	*	Maui Land & Pineapple Co, Inc	819
854,165		McCormick & Co, Inc	28,922
163,000		Meiji Dairies Corp	950
4,161,000		Meiji Seika Kaisha Ltd	21,159
584,000	e	Mitsui Sugar Co Ltd	2,599
206,163		Molson Coors Brewing Co (Class B)	14,147
39,615		National Beverage Corp	458
406		Nestle India Ltd	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
900		Nestle Malaysia Bhd	$6
881,373		Nestle S.A. (Regd)	261,003
296,500		Nichirei Corp	1,435
26,000		Nippon Flour Mills Co Ltd	125
1,081,000		Nippon Formula Feed Manufacturing Co Ltd	2,235
118,000		Nippon Meat Packers, Inc	1,233
3,250,000		Nisshin Oillio Group Ltd	25,066
765,502		Nisshin Seifun Group, Inc	7,805
59,305		Nissin Food Products Co Ltd	1,830
98		Nong Shim Co Ltd	27
82,128		Northern Foods plc	139
604,000		Nosan Corp	2,201
3,053		Nutreco Holding NV	177
2,560,000		Olam International Ltd	2,705
7,457	*	Omega Protein Corp	43
2,313,036	e,v*	Parmalat Finanziaria S.p.A.	-	^
65,836	*	Peet's Coffee & Tea, Inc	1,975
1,346,177		Pepsi Bottling Group, Inc	40,910
649,992		PepsiAmericas, Inc	15,892
13,029,469		PepsiCo, Inc	752,973
1,500		Perdigao S.A.	92
27,691		Pernod-Ricard S.A.	5,298
3,061,000		Petra Foods Ltd	2,346
852,602		Pilgrim's Pride Corp	18,476
350,000	v*	Power Pacific Ltd	-	^
16,400		PPB Group Bhd	19
21,800		Premier Foods plc	115
51,722		Premium Standard Farms, Inc	908
71,000		PT Indofood Sukses Makmur Tbk	7
723,600		Q.P. Corp	7,304
188,247	*	Ralcorp Holdings, Inc	7,163
32,438		Reddy Ice Holdings, Inc	721
6,781		Rottneros AB	6
693,204		Royal Numico NV	30,628
15,430		Sadia S.A.	41
4,500	e	Sadia S.A. (ADR)	122
1,366,746		Sampo Oyj (A Shs)	28,729
93,077		Sanderson Farms, Inc	2,085
198,000	e	Sapporo Holdings Ltd	1,034
5,773		Saputo, Inc	162
3,630,386		Sara Lee Corp	64,911
3,500,126		Scottish & Newcastle plc	31,570
3,814		Seaboard Corp	6,080
374,297	*	Smithfield Foods, Inc	10,982
160,939		Suedzucker AG.	4,158
934,499		Swire Pacific Ltd (A Shs)	9,147
121,000	e	Takara Holdings, Inc	738
472		Tata TEA Ltd	9
3,256,941		Tate & Lyle plc	32,258
855,000		Thai Union Frozen Products PCL	665
138,000		Tingyi Cayman Islands Holding Corp	79
906		Tongaat-Hulett Group Ltd	15
144,722		Tootsie Roll Industries, Inc	4,236
647,000		Toyo Suisan Kaisha Ltd	9,854
137,525	*	TreeHouse Foods, Inc	3,651
1,031,815		Tyson Foods, Inc (Class A)	14,177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,206		Ulker Gida Sanayi ve Ticaret A.S.	$5
585,563		Unilever plc	24,049
12,417,741		Unilever plc	126,866
20,373		Union de Cervecerias Peruanas Backus & Johnston S.A.	15
85,000		Uni-President Enterprises Corp	52
4,700		United Breweries Co, Inc	117
4,361		United Breweries Co, Inc	22
6,418,045		Universal Robina Corp	2,227
11,595		Vina Concha Y Toro S.A.	17
1,250		Vina Concha Y Toro S.A. (Spon ADR)	37
1,088,000		Want Want Holdings Ltd	1,371
5,500	*	Wimm-Bill-Dann Foods OJSC (ADR)	156
825,911		Wrigley (Wm.) Jr Co	52,858
78,700		Yakult Honsha Co Ltd	1,884
84,000		Yamazaki Baking Co Ltd	656
8,500		Yonekyu Corp	96
		TOTAL FOOD AND KINDRED PRODUCTS	4,629,191

FOOD STORES - 0.41%
2,039,308		Albertson's, Inc	52,349
9,014		Arden Group, Inc (Class A)	838
362,564		Carrefour S.A.	19,261
24,816		Centros Comerciales Sudamericanos S.A.	63
1,500		Cia Brasileira de Distribuicao Grupo Pao de Acucar	63
480,836		Cia Brasileira de Distribuicao Grupo Pao de Acucar	20
6,161		Colruyt S.A.	922
900		Controladora Comercial Mexicana S.A. de C.V.	31
5,700		Controladora Comercial Mexicana S.A. de C.V.	10
190,519		Delhaize Group	13,649
599		Discount Investment Corp	13
40,747		Distribucion y Servicio D&S S.A.	13
2,800		Distribucion y Servicio D&S S.A. (ADR)	54
45,700		FamilyMart Co Ltd	1,429
180,104		George Weston Ltd	12,984
101,232		Great Atlantic & Pacific Tea Co, Inc	3,536
58,946		Ingles Markets, Inc (Class A)	1,050
106,713		Jeronimo Martins SGPS S.A.	1,843
18,000		Kasumi Co Ltd	121
1,099,986	*	Koninklijke Ahold NV	8,639
320,848	e*	Krispy Kreme Doughnuts, Inc	2,881
4,546,338		Kroger Co	92,563
41,200		Lawson, Inc	1,547
108,804		Loblaw Cos Ltd	5,190
2,350		Migros Turk TAS	29
97,454	*	Pantry, Inc	6,080
355,043	*	Pathmark Stores, Inc	3,714
19,271	b,v*	Penn Traffic Co	-	^
6,759		Pick'n Pay Stores Ltd	33
17,000		President Chain Store Corp	36
187,125		Ruddick Corp	4,549
1,236,198		Seven & I Holdings Co Ltd	48,823
12,767		Shoprite Holdings Ltd	47
103,379	*	Smart & Final, Inc	1,694
740,239		Sonae SPGS S.A.	1,209
2,484	*	Tansas Perakende Magazacilik Ticaret A.S.	5
24,435,389		Tesco plc	139,869

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,497		Valora Holding AG.	$316
83,050		Weis Markets, Inc	3,702
676,844		Whole Foods Market, Inc	44,970
148,543	*	Wild Oats Markets, Inc	3,020
523	b*	Winn-Dixie Stores, Inc	-	^
1,743,112		Woolworths Ltd	23,404
		TOTAL FOOD STORES	500,569

FORESTRY - 0.07%
1,228,411		Weyerhaeuser Co	88,974
		TOTAL FORESTRY	88,974

FURNITURE AND FIXTURES - 0.30%
62,077		Bassett Furniture Industries, Inc	1,238
400,531	*	BE Aerospace, Inc	10,061
2,213		Beter Bed Holding NV	125
6,033	b,v*	Bush Industries, Inc (Class A)	1
197,732		Ethan Allen Interiors, Inc	8,309
455,057		Furniture Brands International, Inc	11,153
576,960		Herman Miller, Inc	18,699
239,000		Hillenbrand Industries, Inc	13,143
269,953		HNI Corp	15,927
72,066		Hooker Furniture Corp	1,362
288,462	*	Interface, Inc (Class A)	3,984
869,745		Johnson Controls, Inc	66,040
165,127		Kimball International, Inc (Class B)	2,484
47,070		Knoll, Inc	1,003
312,099	e	La-Z-Boy, Inc	5,306
909,432		Leggett & Platt, Inc	22,163
3,188,920		Masco Corp	103,608
873,972		MFI Furniture plc	1,626
20,145		Neopost S.A.	2,187
2,293,066		Newell Rubbermaid, Inc	57,762
328,093	*	Select Comfort Corp	12,976
104,150		Stanley Furniture Co, Inc	3,046
28,037		Steinhoff International Holdings Ltd	101
211,033	e*	Tempur-Pedic International, Inc	2,986
18,000		Uchida Yoko Co Ltd	119
		TOTAL FURNITURE AND FIXTURES	365,409

FURNITURE AND HOMEFURNISHINGS STORES - 0.42%
3,499,834	*	Bed Bath & Beyond, Inc	134,394
2,517,085		Best Buy Co, Inc	140,781
2,065,258		Circuit City Stores, Inc	50,558
67,376	e*	Conn's, Inc	2,302
126,716	*	Cost Plus, Inc	2,167
279,900	e	Culture Convenience Club Co Ltd	3,492
209	*	Daum Communications Corp	9
706,160		DSG International plc	2,260
3,627		Ellerine Holdings Ltd	50
407,344	*	GameStop Corp	19,202
5,759	*	GameStop Corp	249
145,743	*	Guitar Center, Inc	6,952
1,784,275		Harvey Norman Holdings Ltd	4,809
119,561		Haverty Furniture Cos, Inc	1,716
3,648	b,v*	InaCom Corp	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
199,425		Kesa Electricals plc	$1,079
227,054	*	Mohawk Industries, Inc	18,328
155,803	e	Movie Gallery, Inc	470
5,000		Nien Made Enterprises	6
55,250		Nitori Co Ltd	2,870
697,298	e	Pier 1 Imports, Inc	8,096
2,239,780		RadioShack Corp	43,071
168,291	*	Restoration Hardware, Inc	958
529,800		Shimachu Co Ltd	16,614
261,359		Steelcase, Inc (Class A)	4,704
223,404	*	The Bombay Co, Inc	737
216,590	*	Trans World Entertainment Corp	1,206
6,703	b,e,v*	Ultimate Electronics, Inc	-	^
1,005,284	*	Waterford Wedgwood plc	57
504,747		Williams-Sonoma, Inc	21,401
150,388	e	Yamada Denki Co Ltd	17,296
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	505,834

GENERAL BUILDING CONTRACTORS - 0.59%
1,000	v*	AC Real Estate Corp	-	^
1,000	v*	Aoyama Kanzai Corp	-	^
542,000		Asunaro Aoki Construction Co Ltd	4,920
35,195	e*	Avatar Holdings, Inc	2,147
12,847		Aveng Ltd	49
1,687,418		Barratt Developments plc	30,996
304,470		Beazer Homes USA, Inc	20,004
1,211,054		Bellway plc	25,943
94,205	*	Berkeley Group Holdings plc	1,936
34,200		Bilfinger Berger AG.	2,239
108,948		Brookfield Homes Corp	5,650
45,876	*	California Coastal Communities, Inc	1,702
15,000	*	Cathay Real Estate Development Co Ltd	7
549,661		Centex Corp	34,073
27,762	*	Comstock Homebuilding Cos, Inc	306
2,571		Consorcio ARA S.A. de C.V.	11
447,479		CRH plc	15,639
740		Daelim Industrial Co	59
4,884,000	e*	Daikyo, Inc	28,065
56,000		Daito Trust Construction Co Ltd	2,914
315,000		Daiwa House Industry Co Ltd	5,446
11,795	e*	Dominion Homes, Inc	116
1,331,260		DR Horton, Inc	44,224
641,415		Fletcher Building Ltd	3,489
791,415		George Wimpey plc	7,681
1,328,000	e*	Haseko Corp	4,997
87,942		Hellenic Technodomiki Tev S.A.	758
119,367	e	Hochtief AG.	6,743
147,211	*	Hovnanian Enterprises, Inc (Class A)	6,467
2,000		Hyundai Development Co	91
11,300		IJM Corp Bhd	16
13,457		Imerys S.A.	1,132
1,683,000		Kajima Corp	10,484
857		Kaufman & Broad S.A.	100
374,419		KB Home	24,330
6,127,000	*	Kindom Construction Co	1,210
33,200		Land and Houses PCL	7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
335,779		Leighton Holdings Ltd	$4,250
1,003,799		Lennar Corp (Class A)	60,609
44,256		Lennar Corp (Class B)	2,469
79,521		M/I Homes, Inc	3,737
219,500	v*	Mascotech	-	^
140,468		MDC Holdings, Inc	9,033
97,286	*	Meritage Homes Corp	5,347
5,574,795		New World Development Ltd	9,770
49,221	*	NVR, Inc	36,372
386,000		Obayashi Corp	3,134
6,526		Obrascon Huarte Lain S.A.	152
29,594		Orleans Homebuilders, Inc	600
154,977	*	Perini Corp	4,707
1,484,309		Persimmon plc	34,191
1,268,233		Pulte Homes, Inc	48,726
6,300		Road Builder M Holdings Bhd	4
278,852		Ryland Group, Inc	19,352
869,000		Sekisui Chemical Co Ltd	7,343
1,533,000		Sekisui House Ltd	22,815
32,780,000		Shanghai Forte Land Co	17,108
1,985,000		Shimizu Corp	14,418
208		Sjaelso Gruppen AS	83
319,954		Standard-Pacific Corp	10,757
599,000		Taisei Corp	2,863
308,000		Takamatsu Corp	6,526
4,217,457		Taylor Woodrow plc	29,554
1,081,539		Technical Olympic S.A.	6,544
110,031		Technical Olympic USA, Inc	2,239
123,354		Titan Cement Co S.A.	5,882
435,000		Toda Corp	1,947
600,826	*	Toll Brothers, Inc	20,807
4,094	*	Urbi Desarrollos Urbanos S.A. de C.V	31
212,489		Walter Industries, Inc	14,156
193,542	*	WCI Communities, Inc	5,384
34,916	*	William Lyon Homes, Inc	3,341
188,196		YIT OYJ	5,097
		TOTAL GENERAL BUILDING CONTRACTORS	713,299

GENERAL MERCHANDISE STORES - 1.48%
260,851	*	99 Cents Only Stores	3,537
478,200		Aeon Co Ltd	11,571
743,654	*	Big Lots, Inc	10,381
326,048	*	BJ's Wholesale Club, Inc	10,274
35,415		Bon-Ton Stores, Inc	1,146
3,505,401		Costco Wholesale Corp	189,853
141,200		Daimaru, Inc	2,075
263,164		Dillard's, Inc (Class A)	6,853
2,953,593		Dollar General Corp	52,190
1,349,740	*	Dollar Tree Stores, Inc	37,347
682,288		Family Dollar Stores, Inc	18,149
1,174,873		Federated Department Stores, Inc	85,766
226,995		Fred's, Inc	3,010
89,400	e	Hankyu Department Stores, Inc	825
37,140		Hyundai Department Store Co Ltd	3,471
409,615		Isetan Co Ltd	8,905
1,312,376		JC Penney Co, Inc	79,281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
380,000		Keio Electric Railway Co Ltd	$2,502
897,829		Kingfisher plc	3,730
1,026,000		Kintetsu Corp	3,991
677,904		Lojas Americanas S.A.	29
3,812,726		Marks & Spencer Group plc	36,803
363,600		Marui Co Ltd	7,165
283,400	e	Mitsukoshi Ltd	1,813
100,547	e	Pinault-Printemps-Redoute S.A.	12,125
93,737	e*	Retail Ventures, Inc	1,374
19,707		SACI Falabella	60
543,924		Saks, Inc	10,498
4,243		Shinsegae Co Ltd	1,934
887		Stockmann Oyj Abp	36
181,900	e	Takashimaya Co Ltd	2,766
6,754,591		Target Corp	351,306
3,376,419		TJX Cos, Inc	83,803
150,726		Tuesday Morning Corp	3,480
246,172		UNY Co Ltd	3,929
111,138		Wal-Mart de Mexico S.A. de C.V.	293
10,400		Wal-Mart de Mexico S.A. de C.V. (Spon ADR)	273
16,016,630		Wal-Mart Stores, Inc	756,626
208,033		Warehouse Group Ltd	492
		TOTAL GENERAL MERCHANDISE STORES	1,809,662

HEALTH SERVICES - 0.83%
59,934	*	Alliance Imaging, Inc	386
213,127	*	Allied Healthcare International, Inc	1,034
84,090	*	Amedisys, Inc	2,922
89,252	*	America Service Group, Inc	1,163
2,056,306		AmerisourceBergen Corp	99,258
191,715	*	Amsurg Corp	4,350
298,834	*	Apria Healthcare Group, Inc	6,867
191,892	*	Array Biopharma, Inc	1,754
45,914	*	Bio-Reference Labs, Inc	828
21,300		Brookdale Senior Living, Inc	804
127,386	*	Capio AB	2,378
3,050,179		Caremark Rx, Inc	150,008
20,673		Coloplast a/s (B Shs)	1,554
375,825	*	Community Health Systems, Inc	13,586
1,594,603	*	Coventry Health Care, Inc	86,077
679,432	*	DaVita, Inc	40,909
1,191,607	e	DCA Group Ltd	3,118
826	*	Diagnosticos da America S.A.	21
134,426	*	Enzo Biochem, Inc	1,815
53,450		Fresenius Medical Care AG.	6,378
277,914		Gambro AB	3,316
149,151		Gambro AB	1,789
148,560	*	Genesis HealthCare Corp	6,528
200,858	*	Gentiva Health Services, Inc	3,658
280,912		Getinge AB (B Shs)	4,541
2,151,267		HCA, Inc	98,507
1,241,073		Health Management Associates, Inc (Class A)	26,770
10,938,286	*	Healthsouth Corp	54,582
193,707	*	Healthways, Inc	9,867
382,322		Hooper Holmes, Inc	1,105
131,591		Intertek Group plc	1,877

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
400,000		Japan Care Service Corp	$1,265
1,200		Japan Longlife Co Ltd	2,034
271,422	*	Kindred Healthcare, Inc	6,826
614,083	*	Laboratory Corp of America Holdings	35,912
120,351		LCA-Vision, Inc	6,031
21,200	*	LHC Group, Inc	339
254,291	*	LifePoint Hospitals, Inc	7,908
554,397	*	Lincare Holdings, Inc	21,599
333,351	*	Magellan Health Services, Inc	13,491
494,904		Manor Care, Inc	21,949
52,075	*	Medcath Corp	996
2,363,732	*	Medco Health Solutions, Inc	135,253
42,803		National Healthcare Corp	1,716
38,124		Network Healthcare Holdings Ltd	56
23,000		Nihon Kohden Corp	402
8,100	e*	OCA, Inc	1
330,156	*	Odyssey HealthCare, Inc	5,682
100,601		Option Care, Inc	1,422
147,444	*	Orchid Cellmark, Inc	846
263,769	*	PainCare Holdings, Inc	504
985,500		Parkway Holdings Ltd	1,498
150,528	*	Pediatrix Medical Group, Inc	15,450
280,274	*	Psychiatric Solutions, Inc	9,285
693		Q-Med AB	27
77,480	*	Radiation Therapy Services, Inc	1,977
120,761	*	RehabCare Group, Inc	2,276
4,322		Rhoen Klinikum AG.	185
517,665		Sonic Healthcare Ltd	5,795
67,515	*	Stereotaxis, Inc	851
6,038		Straumann Holding AG.	1,372
72,110	*	Symbion, Inc	1,633
2,045,230	*	Tenet Healthcare Corp	15,094
794,046	*	Triad Hospitals, Inc	33,271
102,152	*	U.S. Physical Therapy, Inc	1,748
264,130	*	United Surgical Partners International, Inc	9,353
320,965		Universal Health Services, Inc (Class B)	16,302
51,834	*	VistaCare, Inc (Class A)	803
		TOTAL HEALTH SERVICES	1,018,902

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.29%
82,686		Abertis Infraestructuras S.A.	2,140
220,305		ACS Actividades Cons y Servicios S.A.	8,547
17,228		Alfred Mcalpine plc	140
9,259	*	Autoroutes du Sud de La France	571
416,592		Bouygues S.A.	22,106
29,328		Carillion plc	179
431,000		Chiyoda Corp	10,009
272,066	*	Dycom Industries, Inc	5,781
1,108	*	Empresas ICA Sociedad Controladora S.A. de CV	41
516,073		Fluor Corp	44,279
37,961		Fomento de Construcciones y Contratas S.A.	2,807
18,600		Gamuda Bhd	19
350,000		Giken Seisakusho Co, Inc	1,697
219,462		Granite Construction, Inc	10,683
23,884		Grupo Ferrovial S.A.	1,928
1,110		GS Engineering & Construction Corp	66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,180	*	Hyundai Engineering & Construction	$60
1,134,317	*	Infrasource Services, Inc	19,522
143,307	*	Insituform Technologies, Inc (Class A)	3,812
14,517	*	Inversiones Aguas Metropolitanas S.A.	15
338,788	*	Jacobs Engineering Group, Inc	29,387
1,006		JM AB	64
36,340		Michaniki S.A.	114
2,445,017		Multiplex Group	5,352
9,441		Murray & Roberts Holdings Ltd	42
1,786		NCC AB (B Shs)	48
1,293,716	e	Nishimatsu Construction Co Ltd	5,285
132,884		Okumura Corp	730
1,382		Peab AB	21
622,421		Skanska AB (B Shs)	10,182
63,000		Toa Corp	119
1,270,000		Tokyu Corp	8,536
21,000	*	Toyo Construction Co Ltd	36
276,940	e	Transurban Group	1,331
1,584,219		Vinci S.A.	155,960
850,137	*	Vinci S.A.	1,821
950,666		YTL Corp Bhd	1,316
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	354,746

HOLDING AND OTHER INVESTMENT OFFICES - 2.16%
1,652,093		3i Group plc	26,951
71,192	*	4Kids Entertainment, Inc	1,224
256,692		Aames Investment Corp	1,458
23,638		Aberdeen Asset Management plc	78
209,659		Acadia Realty Trust	4,937
1,832		Ackermans & Van Haaren	120
224,172	e	Affordable Residential Communities	2,354
52,350		Agree Realty Corp	1,680
82	*	Alarko Holding AS	3
12,449	*	Alexander's, Inc	3,598
130,157		Alexandria Real Estate Equities, Inc	12,408
626,060		AMB Property Corp	33,976
89,951		American Campus Communities, Inc	2,331
708,356		American Capital Strategies Ltd	24,906
603,538		American Financial Realty Trust	7,031
345,180		American Home Mortgage Investment Corp	10,773
582,301		Amvescap plc	5,424
1,014,094	e	Annaly Mortgage Management, Inc	12,311
396,304		Anthracite Capital, Inc	4,351
458,178		Anworth Mortgage Asset Corp	3,601
450,713		Apartment Investment & Management Co (Class A)	21,138
367,432		Apollo Investment Corp	6,544
117,966		Arbor Realty Trust, Inc	3,184
1,069,676		Archstone-Smith Trust	52,168
320,742		Arden Realty, Inc	14,475
154,232		Ares Capital Corp	2,650
374,474		Ashford Hospitality Trust, Inc	4,643
1,363		Associated Estates Realty Corp	15
358,536		AvalonBay Communities, Inc	39,116
100,938		Bedford Property Investors	2,718
299,381		BioMed Realty Trust, Inc	8,874
35,210		Bodycote International	169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
681,236		Boston Properties, Inc	$63,525
167,392	*	Boykin Lodging Co	1,890
533,678		Brandywine Realty Trust	16,950
238,240		BRE Properties, Inc (Class A)	13,341
541,913	e	Brookfield Asset Management, Inc	29,860
4,094		BRT Realty Trust	105
322,160		Camden Property Trust	23,212
157,145		Capital Lease Funding, Inc	1,743
16,875		Capital Southwest Corp	1,612
73,241		Capital Trust, Inc	2,279
5,101,900		CapitaMall Trust	7,472
44,476		Capstead Mortgage Corp	314
253,190		CarrAmerica Realty Corp	11,295
358,675		CBL & Associates Properties, Inc	15,226
302,534		Cedar Shopping Centers, Inc	4,792
98,397		CentraCore Properties Trust	2,465
9,922	*	Ceva, Inc	66
3,271,787		CFS Gandel Retail Trust	4,549
84,984	v*	CFS Gandel Retail Trust	116
38,995		Cherokee, Inc	1,570
1,531,000		Cheung Kong Infrastructure Holdings Ltd	4,863
10,000	*	China Everbright Ltd	5
953,726		China Merchants Holdings International Co Ltd	2,753
358,056		Choice Hotels International, Inc	16,392
4,859		Cia de Concessoes Rodoviarias	45
59,852		Cogdell Spencer, Inc	1,276
280,886		Colonial Properties Trust	14,081
83,000		Columbia Equity Trust, Inc	1,459
334,363		Commercial Net Lease Realty, Inc	7,791
1,013,699		Commonwealth Property Office Fund	997
187,328		Corporate Office Properties Trust	8,568
276,146		Cousins Properties, Inc	9,232
347,107		Crescent Real Estate Equities Co	7,314
85		Cross Timbers Royalty Trust	4
101,298	v	Crystal River Capital, Inc	2,532
147,909		Deerfield Triarc Capital Corp	1,995
500		Deutsche Beteiligungs AG.	10
552,290		Developers Diversified Realty Corp	30,238
138,287		DiamondRock Hospitality Co	1,910
125,910		Digital Realty Trust, Inc	3,547
138,394	*	Dolby Laboratories, Inc (Class A)	2,892
108,304	*	DTS, Inc	2,129
653,296		Duke Realty Corp	24,793
130,557		EastGroup Properties, Inc	6,194
443,748		ECC Capital Corp	674
220,160		Education Realty Trust, Inc	3,368
18,289	*	Enstar Group, Inc	1,641
150,603		Entertainment Properties Trust	6,322
10,000		Equitable PCI Bank	15
481,376		Equity Inns, Inc	7,798
153,305		Equity Lifestyle Properties, Inc	7,627
1,827,250		Equity Office Properties Trust	61,359
191,559		Equity One, Inc	4,705
1,576,991		Equity Residential	73,787
165,142		Essex Property Trust, Inc	17,956
27,009		Evolution Group plc	79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
246,147		Extra Space Storage, Inc	$4,231
131,406		Fabege AB	2,765
252,210		Federal Realty Investment Trust	18,966
552,513		FelCor Lodging Trust, Inc	11,658
117,000		Feldman Mall Properties, Inc	1,433
340,978		Fieldstone Investment Corp	4,024
246,860		First Industrial Realty Trust, Inc	10,538
1,598,400	v	First NIS Regional Fund SICAV	2,637
144,777		First Potomac Realty Trust	4,090
689,776	e	Friedman Billings Ramsey Group, Inc	6,470
1,482,660		General Growth Properties, Inc	72,458
111,385		Getty Realty Corp	3,241
1,269		Gimv NV	70
74,274	e	Gladstone Capital Corp	1,601
47,869		Gladstone Investment Corp	723
300,514		Glenborough Realty Trust, Inc	6,536
224,715		Glimcher Realty Trust	6,382
223,483		Global Signal, Inc	10,995
256,057		GMH Communities Trust	2,981
149,111		Government Properties Trust, Inc	1,423
3,044,157		GPT Group	8,965
92,308		Gramercy Capital Corp	2,301
157,657		Great Portland Estates plc	1,340
59,934		Groupe Bruxelles Lambert S.A.	6,658
1,925	*	Groupe Bruxelles Lambert S.A. (Strp Vvpr)	-	^
1,263,988		Guinness Peat Group plc	2,086
112,911	e	Harris & Harris Group, Inc	1,575
731,410		Health Care Property Investors, Inc	20,772
264,784		Health Care REIT, Inc	10,088
208,240		Healthcare Realty Trust, Inc	7,784
172,475		Heritage Property Investment Trust	6,828
113,800		Hersha Hospitality Trust	1,114
455,933		Highland Hospitality Corp	5,795
370,204		Highwoods Properties, Inc	12,487
176,421		Home Properties, Inc	9,015
364,946		HomeBanc Corp	3,208
767,000		Hopewell Holdings	2,224
313,741		Hospitality Properties Trust	13,701
1,836,676		Host Marriott Corp	39,305
6,071		Housing Development Finance Corp	182
947,677		HRPT Properties Trust	11,126
49,000		Hunet, Inc	59
6,529		Hurriyet Gazetecilik A.S.	25
111,677		IHOP Corp	5,354
570,191	e	IMPAC Mortgage Holdings, Inc	5,497
5,514		Infratil Ltd	14
2,142,240		ING Industrial Fund	3,452
90,586		ING Office Fund	92
458,257		Inland Real Estate Corp	7,474
419,569		Innkeepers U.S.A. Trust	7,112
367,928	*	Interdigital Communications Corp	9,022
300,186		Investors Real Estate Trust	2,864
2,824		Is Gayrimenkul Yatirim Ortakligi A.S.	7
22,200		iShares Dow Jones US Utilities Sector Index Fund	1,679
690,200		iShares MSCI EAFE Index Fund	44,808
571,060		iShares MSCI Japan Index Fund	8,223

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
857,635		iStar Financial, Inc	$32,830
33,100	*	Jafco Co Ltd	2,491
779,935	*	Jameson Inns, Inc	1,911
102		Japan Prime Realty Investment Corp	310
69		Japan Real Estate Investment Corp	596
59		Japan Retail Fund Investment Corp	460
51,100		JER Investors Trust, Inc	849
599,384		JFE Holdings, Inc	24,130
181,213		Kilroy Realty Corp	14,001
1,460,250		Kimco Realty Corp	59,345
179,482		Kite Realty Group Trust	2,863
628,400		Kiwi Income Property Trust	492
372,800		KKR Financial Corp	8,362
4,191,100		KLCC Property Holdings Bhd	2,447
433,215		Land Securities Group plc	14,488
211,754		LaSalle Hotel Properties	8,682
309,374		Lexington Corporate Properties Trust	6,450
415,522		Liberty Property Trust	19,596
1,660,500	*	Link REIT	3,595
222,003		London Stock Exchange plc	4,066
202,098		LTC Properties, Inc	4,701
448,175		Luminent Mortgage Capital, Inc	3,635
332,598		Macerich Co	24,596
439,575		Mack-Cali Realty Corp	21,100
227,730		Macquarie Communications Infrastructure Group	950
9,792		Macquarie CountryWide Trust	14
11,661,064		Macquarie Infrastructure Group	31,680
361,400	*	Macquarie Korea Infrastructure Fund	2,577
300,638	*	Macrovision Corp	6,659
185,768		Maguire Properties, Inc	6,781
2,736,771		Man Group plc	117,015
45,678		Masisa S.A.	9
251,401		MCG Capital Corp	3,547
159,300		Medical Properties Trust, Inc	1,720
131,818	*	Meinl European Land Ltd	2,473
714,681	*	MeriStar Hospitality Corp	7,418
954,628		MFA Mortgage Investments, Inc	6,062
181,750		Mid-America Apartment Communities, Inc	9,951
3,895,000		Midland Holdings Ltd	2,183
300,681		Mills Corp	8,419
264,581	*	MIPS Technologies, Inc	1,974
51,200		Mission West Properties, Inc	602
203,691		MortgageIT Holdings, Inc	2,206
122,915		National Health Investors, Inc	3,122
40,873		National Health Realty, Inc	814
357,430		Nationwide Health Properties, Inc	7,685
875,727		New Century Financial Corp	40,301
489,039		New Plan Excel Realty Trust	12,686
328,123		Newcastle Investment Corp	7,849
58,200		Newkirk Realty Trust, Inc	1,053
93,746		NGP Capital Resources Co	1,275
312		Nippon Building Fund, Inc	2,882
79,432		Nobel Biocare Holding AG.	17,642
6,581,285		Noble Group Ltd	5,003
46		Nomura Real Estate Office Fund, Inc	389
122,725		NorthStar Realty Finance Corp	1,344

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
204,987	e	Novastar Financial, Inc	$6,855
7,865	*	NTL, Inc	4
267		NTT Urban Development Corp	2,308
427,206		Omega Healthcare Investors, Inc	5,989
57,498	e	One Liberty Properties, Inc	1,140
169,335		Opteum, Inc	1,450
1,338		Ordina NV	30
101,599		Origen Financial, Inc	618
216,913		Pan Pacific Retail Properties, Inc	15,379
7,460		Paragon Group Cos plc	95
101,682		Parkway Properties, Inc	4,441
260,754		Pennsylvania Real Estate Investment Trust	11,473
58,511	*	Pico Holdings, Inc	1,925
210,736		Post Properties, Inc	9,378
170,842		Potlatch Corp	7,319
603,739	e	Power Financial Corp	18,325
280,923	*	Price Communications Corp	4,970
1,662,016		Prologis	88,918
128,362		PS Business Parks, Inc	7,178
33,081	*	PSP Swiss Property AG.	1,643
536,233		Public Storage, Inc	43,558
231,513		RAIT Investment Trust	6,538
621,176	*	Rambus, Inc	24,437
72,855		Ramco-Gershenson Properties	2,205
490,457		Rayonier, Inc	22,360
376,684		Realty Income Corp	9,120
487,349		Reckson Associates Realty Corp	22,330
182,810		Redwood Trust, Inc	7,919
351,711		Regency Centers Corp	23,632
11,454		Republic Property Trust	135
122,398	e	Royal Gold, Inc	4,430
93,382		Sacyr Vallehermoso S.A.	3,176
70,835		Saul Centers, Inc	3,110
430,866		Saxon Capital, Inc	4,498
258,199		SCOR	656
429,327		Senior Housing Properties Trust	7,771
224,134		Shurgard Storage Centers, Inc (Class A)	14,934
946,558		Simon Property Group, Inc	79,643
93,645		Sizeler Property Investors, Inc	1,382
226,555		SL Green Realty Corp	22,995
60,046		SM Prime Holdings	9
767		Societe de la Tour Eiffel	82
1,399,274	e*	Softbank Corp	40,915
75,891		Sovran Self Storage, Inc	4,189
226,925		Spirit Finance Corp	2,769
325,040		Strategic Hotel Capital, Inc	7,567
160,977		Sun Communities, Inc	5,691
184,281		Sunstone Hotel Investors, Inc	5,339
173,000		Suntec Real Estate Investment Trust	141
131,625	e*	SurModics, Inc	4,654
163,044		Tanger Factory Outlet Centers, Inc	5,610
470,217		Taubman Centers, Inc	19,594
506,110		Thornburg Mortgage, Inc	13,695
124,453		Town & Country Trust	5,052
494,616		Trizec Properties, Inc	12,727
352,167		Trustreet Properties, Inc	5,349

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,129	*	United Arab Investors	$13
653,550		United Dominion Realty Trust, Inc	18,652
84,083		Universal Health Realty Income Trust	3,072
112,533		Urstadt Biddle Properties, Inc (Class A)	2,026
286,270		U-Store-It Trust	5,768
538,736		Ventas, Inc	17,875
722,855		Vornado Realty Trust	69,394
193,804		Washington Real Estate Investment Trust	7,039
347,116		Weingarten Realty Investors	14,145
41,582		Wellington Underwriting plc	78
1,991,766		Wharf Holdings Ltd	7,315
756		Windrose Medical Properties Trust	11
153,588		Winston Hotels, Inc	1,746
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,640,465

HOTELS AND OTHER LODGING PLACES - 0.54%
4,560,560		Accor S.A.	262,537
205,915		Ameristar Casinos, Inc	5,311
189,641	*	Aztar Corp	7,963
300,943		Boyd Gaming Corp	15,029
836,000		City Developments Ltd	5,580
58,821		Fairmont Hotels & Resorts, Inc	2,623
3,000		Four Seasons Hotels, Inc	152
994,000		Fujita Kanko, Inc	7,161
229,422	*	Gaylord Entertainment Co	10,411
812,200		Genting Bhd	5,248
25,000		Great Eagle Holding Co	87
584,866	*	Great Wolf Resorts, Inc	6,779
3,230,146		Hilton Hotels Corp	82,240
2,406,433		Hongkong & Shanghai Hotels	2,745
15,798		Hyatt Regency S.A.	215
65,887		Indian Hotels Co Ltd	2,008
522,898		Intercontinental Hotels Group plc	8,539
81,646	*	Isle of Capri Casinos, Inc	2,717
3,360		Kangwon Land, Inc	66
110,175	*	Las Vegas Sands Corp	6,243
89,489	*	Lodgian, Inc	1,243
854,027		Marriott International, Inc (Class A)	58,586
743,610	*	MGM Mirage	32,042
17,800	*	Mulpha International Bhd	3
30,539		NH Hoteles S.A.	525
946		Orbis S.A.	13
452,700		Overseas Union Enterprise Ltd	3,329
151,000		Raffles Holdings Ltd	68
17,400		Resorts World Bhd	62
3,869,930		Shangri-La Asia Ltd	6,259
597,203	e	Sky City Entertainment Group Ltd	1,956
1,179,393	*	Starwood Hotels & Resorts Worldwide, Inc	79,880
449,132		Station Casinos, Inc	35,648
116,130		United Overseas Land Ltd	207
182,402	*	Vail Resorts, Inc	6,971
		TOTAL HOTELS AND OTHER LODGING PLACES	660,446

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.12%
2,303,016	*	3Com Corp	11,791
62,037	*	3D Systems Corp	1,326

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,727,631		3M Co	$357,834
58,035		Aaon, Inc	1,388
2,620,636		ABB Ltd	32,987
37,000		Acer, Inc	68
10,078		Acer, Inc	93
167,634		Actuant Corp	10,263
18,527	*	Adamind Ltd	39
864,176	*	Adaptec, Inc	4,779
650,627	*	Advanced Digital Information Corp	5,713
4,000		Advantech Co Ltd	11
563,800	*	AGCO Corp	11,693
37,889		Alamo Group, Inc	839
209,914		Albany International Corp (Class A)	7,996
107,046		Alfa Laval AB	2,877
80,000		Alpha Systems Inc	2,482
1,522,729		Amada Co Ltd	16,571
13,200		Amano Corp	229
1,462,754		American Standard Cos, Inc	62,694
4,268		Andritz AG.	621
5,692,736	*	Apple Computer, Inc	357,048
80,035	*	Applied Films Corp	1,555
9,229,708		Applied Materials, Inc	161,612
110,000		ARRK Corp	4,009
1,543	*	ASM International NV	31
359,000		ASM Pacific Technology Ltd	2,142
466,089	*	ASML Holding NV	9,504
83,187	*	Astec Industries, Inc	2,986
48,873		Asustek Computer, Inc	130
93,034	e*	ASV, Inc	2,998
423,146	*	Asyst Technologies, Inc	4,405
690,071		Atlas Copco AB (A Shares)	19,391
355,528		Atlas Copco AB (B Shares)	9,283
396,612	*	Avocent Corp	12,588
677,839	*	Axcelis Technologies, Inc	3,972
5,728		Balda AG.	82
34,000		Benq Corp	28
582,094		Black & Decker Corp	50,578
122,439	*	Blue Coat Systems, Inc	2,662
300,929		Briggs & Stratton Corp	10,644
632,028	*	Brooks Automation, Inc	9,000
178,820		Bucyrus International, Inc (Class A)	8,617
1,095,476		Canon, Inc	72,326
696		Cardo AB	21
136,413		Carlisle Cos, Inc	11,159
72,932		Cascade Corp	3,854
42,500		Casio Computer Co Ltd	755
4,106,394		Caterpillar, Inc	294,880
12,127	*	Charter plc	155
56,000		Chi Mei Optoelectronics Corp	79
828,901	*	Cirrus Logic, Inc	7,029
1,665,105		Citizen Watch Co Ltd	15,679
329,085		Clarcor, Inc	11,715
132,610	*	Coinstar, Inc	3,436
56,000		Compal Electronics, Inc	57
60,061	e*	Cray, Inc	109
395,358		Cummins, Inc	41,552

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
383,207	*	Cymer, Inc	$17,413
27,000		Daihen Corp	139
82,700		Daikin Industries Ltd	2,888
1,469,208		Deere & Co	116,141
16,100,917	*	Dell, Inc	479,163
313,050		Diebold, Inc	12,866
163,197	*	Digi International, Inc	1,905
343,822		Donaldson Co, Inc	11,618
1,830		Doosan Infracore Co Ltd	34
247,576	*	Dot Hill Systems Corp	1,758
1,136,864		Dover Corp	55,206
103,100	*	Dresser-Rand Group, Inc	2,562
1,567,124		Eaton Corp	114,353
472,000		Ebara Corp	2,960
153,827	*	Echelon Corp	1,452
6,806		Econocom Group	54
480,466	*	Electronics for Imaging, Inc	13,439
16,000,544	*	EMC Corp	218,087
198,904	*	Emcore Corp	2,033
613,970	*	Emulex Corp	10,493
140,169	*	EnPro Industries, Inc	4,808
204,932	*	ESCO Technologies, Inc	10,380
130	*	Exabyte Corp	-	^
760,103	*	Extreme Networks, Inc	3,816
145,339	*	FalconStor Software, Inc	1,373
117,465	*	Fargo Electronics, Inc	1,986
195,000		Ferrotec Corp	1,339
1,165,707	*	Finisar Corp	5,770
59,322	*	Flanders Corp	693
317,455	*	Flowserve Corp	18,520
304,514	*	FMC Technologies, Inc	15,597
726,765	*	Foundry Networks, Inc	13,198
18,570	*	FSI International, Inc	98
794,180		Fuji Photo Film Co Ltd	26,452
154,788	*	Gardner Denver, Inc	10,092
1,597,559	*	Gateway, Inc	3,499
5,229,197		GEA Group AG.	87,834
67,507	*	Gehl Co	2,236
9,000		Gigabyte Technology Co Ltd	7
13,700		Glory Ltd	296
57,078		Gorman-Rupp Co	1,393
304,496		Graco, Inc	13,833
649,240	*	Grant Prideco, Inc	27,813
22,342		GUD Holdings Ltd	123
62,952		Gulf Island Fabrication, Inc	1,490
20,466		Heidelberger Druckmaschinen	902
20,497,553		Hewlett-Packard Co	674,369
15,000		Hikari Tsushin, Inc	1,041
93,500		Hitachi Construction Machinery Co Ltd	2,457
141,865	*	Hydril	11,058
263,830	*	Hypercom Corp	2,454
226,921		IDEX Corp	11,838
2,855,902		IMI plc	28,038
299,820	*	Intermec, Inc	9,148
10,837,983		International Business Machines Corp	893,808
1,589,602		International Game Technology	55,986

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
116,619	*	Intevac, Inc	$3,356
21,000		Inventec Co Ltd	12
1,721,000	e	Ishikawajima-Harima Heavy Industries Co Ltd	5,441
6,400		Itochu Techno-Science Corp	252
4,111,000		Japan Steel Works Ltd	27,978
1,019,354		JLG Industries, Inc	31,386
944,454		Joy Global, Inc	56,450
8,000		Juki Corp	49
2,813,391	*	Juniper Networks, Inc	53,792
87,354	*	Kadant, Inc	1,983
11,000		Kato Works Co Ltd	44
216,844		Kaydon Corp	8,752
5,800		Keihin Corp	158
240,970		Kennametal, Inc	14,733
17,000		Kinpo Electronics	7
2,931,311		Komatsu Ltd	55,774
385,415		Komori Corp	8,967
226,500		Konica Minolta Holdings, Inc	2,883
2,169,916		Kubota Corp	23,356
559,971	*	Kulicke & Soffa Industries, Inc	5,342
25,700	e	Kurita Water Industries Ltd	549
21,442		Kyro Oyj Abp	120
1,326,030	*	Lam Research Corp	57,019
1,745		Larsen & Toubro Ltd	95
438,157		Lennox International, Inc	13,083
526,012	*	Lexmark International, Inc	23,870
290		LG Electronics, Inc	15
8,157		LG Electronics, Inc (GDR)	207
225,007		Lincoln Electric Holdings, Inc	12,148
102,978		Lindsay Manufacturing Co	2,790
71,228	*	Logitech International S.A. (Regd)	2,840
90,627		Lufkin Industries, Inc	5,024
12,000		Makino Milling Machine Co Ltd	151
293,000	e	Makita Corp	9,014
257,372		Manitowoc Co, Inc	23,459
566,053	*	Mattson Technology, Inc	6,793
821,628	*	McData Corp (Class A)	3,796
168,852		Meggitt plc	1,019
355,900		Melco Holdings, Inc	10,678
17,887	*	Mestek, Inc	225
78,328	*	Metrologic Instruments, Inc	1,812
436,625		Metso Oyj	16,829
60,000		Micron Machinery Co Ltd	3,102
28,621	*	Middleby Corp	2,396
15,000		Mitac International	19
8,085,160		Mitsubishi Heavy Industries Ltd	38,374
161,000		Mitsui Engineering & Shipbuilding Co Ltd	521
488,100	e	Mitsumi Electric Co Ltd	6,367
142,104	*	Mobility Electronics, Inc	1,184
104,745	e	Modec, Inc	2,841
642,678	e*	MRV Communications, Inc	2,635
1,100	*	M-Systems Flash Disk Pioneers	28
37,536		Nacco Industries, Inc (Class A)	5,779
336,454	*	Netgear, Inc	6,396
3,009,446	*	Network Appliance, Inc	108,430
70,254	*	Network Equipment Technologies, Inc	279

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,140		NextCom K.K.	$757
1,200,000		Nippon Electric Glass Co Ltd	29,799
98,518		NN, Inc	1,272
248,965		Nordson Corp	12,413
972,596	*	Novellus Systems, Inc	23,342
82,000		NTN Corp	648
3,648	*	Ocean RIG ASA	26
228,099	*	Oil States International, Inc	8,405
119,000		Oki Electric Industry Co Ltd	379
12,000		Okuma Holdings, Inc	164
108		ONA S.A.	15
36,212	*	Overland Storage, Inc	329
24,600		OYL Industries Bhd	26
546,275		Pall Corp	17,038
652,238	e*	Palm, Inc	15,106
85,149	*	PAR Technology Corp	1,511
1,247,658		Parker Hannifin Corp	100,574
440,616		Pentair, Inc	17,955
1,009		Pinguely-Haulotte	31
137,894	e*	Presstek, Inc	1,641
24,500		PT United Tractors Tbk	12
30,000		Quanta Computer, Inc	49
1,004,375	*	Quantum Corp	3,756
72,542	*	Rackable Systems, Inc	3,834
134,929	*	Radisys Corp	2,678
16,800	*	RBC Bearings, Inc	344
1,117,933		Rheinmetall AG.	86,583
81,563	*	Rimage Corp	1,842
900,555		Rockwell Automation, Inc	64,759
232,859,793		Rolls-Royce Group plc	412
144,002	*	SafeNet, Inc	3,813
61,284	e	Safran S.A.	1,551
4,110		Samsung Corp	105
1,067,666	*	SanDisk Corp	61,412
284,659		Sandvik AB	16,819
69,241		Sauer-Danfoss, Inc	1,589
111,245		Scania AB	4,825
279,271	*	Scientific Games Corp (Class A)	9,811
384,258		Seagate Technology	10,118
1,249,635	v*	Seagate Technology, Inc	-	^
23,100		Seiko Epson Corp	636
82,746	*	Semitool, Inc	941
4,974,000	*	Shanghai Electric Group Co Ltd	2,099
238,000		Shinmaywa Industries Ltd	1,354
3,015		SIG Holding AG.	641
537,035		SKF AB	8,751
63,100		SMC Corp	9,808
980,720		Smith International, Inc	38,209
4,637,775	*	Solectron Corp	18,551
295,800		SPX Corp	15,802
363,797		Stanley Works	18,430
53,297	e*	Stratasys, Inc	1,571
22,935		Sulzer AG. (Regd)	15,611
902,000		Sumitomo Heavy Industries Ltd	8,646
1,053,225		Symbol Technologies, Inc	11,143
10,000		Synnex Technology International Corp	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,055,000		Tadano Ltd	$9,952
54,000	*	Tatung Co Ltd	12
348,837		Technip S.A.	23,577
938,742		Techtronic Industries Co	1,688
67,228		Tennant Co	3,517
412,412	*	Terex Corp	32,680
21,500		THK Co Ltd	689
368,321		Timken Co	11,886
331,669		Tokyo Electron Ltd	22,825
196,200		Tokyo Seimitsu Co Ltd	11,690
60,192	e	Tomra Systems ASA	482
236,626		Toro Co	11,299
4,408,077	e	Toshiba Corp	25,554
13,000		Toshiba Machine Co Ltd	152
6,000		Toyo Kanetsu K K	18
103,000	e	Toyota Tsusho Corp	2,785
26,598	*	Transact Technologies, Inc	251
17,000		Tsugami Corp	137
72,668	e*	TurboChef Technologies, Inc	887
129,700	*	Ultratech, Inc	3,175
3,571,250		Unisteel Technology Ltd	4,569
311,353	*	Varian Semiconductor Equipment Associates, Inc	8,743
161,404	*	Veeco Instruments, Inc	3,769
193,234	*	VeriFone Holdings, Inc	5,853
139,874	e*	Vestas Wind Systems a/s	3,482
55,633		Wartsila Oyj (B Shs)	2,060
65,851	*	Water Pik Technologies, Inc	1,825
1,396,786	*	Western Digital Corp	27,140
14,368		Wincor Nixdorf AG.	1,808
60,504		Xerium Technologies, Inc	568
382,900		Yokogawa Electric Corp	6,799
326,744	*	Zebra Technologies Corp (Class A)	14,612
5,000		Zyxel Communications Corp	8
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,249,715

INSTRUMENTS AND RELATED PRODUCTS - 3.38%
121,484	*	Abaxis, Inc	2,755
99,609	*	Abiomed, Inc	1,285
108,662	*	ADE Corp	3,327
40,117	*	Adeza Biomedical Corp	848
142,765		Advantest Corp	16,976
510,848	*	Aeroflex, Inc	7,014
375,988	*	Affymetrix, Inc	12,381
2,664,004	*	Agilent Technologies, Inc	100,033
100	*	Aksys Ltd	-	^
364,360	*	Align Technology, Inc	3,341
514,009	*	American Medical Systems Holdings, Inc	11,565
78,877	*	American Science & Engineering, Inc	7,367
306,650		Ametek, Inc	13,787
89,483		Analogic Corp	5,924
21,972	*	Angiodynamics, Inc	660
22,000		Anritsu Corp	138
1,802,491		Applera Corp (Applied Biosystems Group)	48,920
60,290	*	ARGON ST, Inc	2,022
138,962		Arrow International, Inc	4,540
130,188	*	Arthrocare Corp	6,226

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,000		Asia Optical Co, Inc	$19
97,333	*	Aspect Medical Systems, Inc	2,671
174,308	*	Avid Technology, Inc	7,575
767		Bacou-Dalloz	85
26,061		Badger Meter, Inc	1,485
629,750		Bard (C.R.), Inc	42,703
244,758		Bausch & Lomb, Inc	15,591
4,406,910		Baxter International, Inc	171,032
17,199,208	v*	BB Bioventures L.P.	15,104
403,116		Beckman Coulter, Inc	21,998
1,782,855		Becton Dickinson & Co	109,788
1,285,905		Biomet, Inc	45,675
130,208	*	Bio-Rad Laboratories, Inc (Class A)	8,118
8,545,190	*	Boston Scientific Corp	196,967
318,378	*	Bruker BioSciences Corp	1,719
174,683	*	Caliper Life Sciences, Inc	1,118
218,933	*	Candela Corp	4,729
123,109	*	Cardiodynamics International Corp	219
74,258	*	Catapult Communications Corp	988
248,565	*	Cepheid, Inc	2,277
50,485	e,v*	China Energy Savings Technology, Inc	346
42,294	e*	Ciphergen Biosystems, Inc	67
148,324		CNS, Inc	3,195
124,234		Cochlear Ltd	4,707
261,469		Cognex Corp	7,750
213,224	*	Coherent, Inc	7,486
127,769		Cohu, Inc	2,711
7,121	*	Concord Camera Corp	8
186,761	*	Conmed Corp	3,576
140,765	*	Conor Medsystems, Inc	4,138
777,682		Cooper Cos, Inc	42,018
525,539	*	Credence Systems Corp	3,857
129,008		Cubic Corp	3,088
120,327	*	Cyberonics, Inc	3,101
725,879	*	Cytyc Corp	20,455
1,958,619		Danaher Corp	124,470
78,289		Datascope Corp	3,097
440,198		Dentsply International, Inc	25,598
23,191	*	DexCom, Inc	470
283,046	*	DHB Industries, Inc	1,353
135,922	*	Dionex Corp	8,356
198,660	*	DJ Orthopedics, Inc	7,899
8,522	*	Dmatek Ltd	20
250,532		DRS Technologies, Inc	13,747
495,223	*	Eagle Test Systems, Inc	7,626
4,783,649		Eastman Kodak Co	136,047
190,731		EDO Corp	5,884
258,394	*	Edwards Lifesciences Corp	11,240
141,546		Elekta AB	2,334
281,269	*	Encore Medical Corp	1,440
155,772	*	Esterline Technologies Corp	6,659
77,179	*	ev3, Inc	1,367
1,822	*	Exactech, Inc	25
65,172	e*	FARO Technologies, Inc	929
126,664	*	FEI Co	2,514
381,445		Finmeccanica S.p.A.	8,651

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
847,210	*	Fisher Scientific International, Inc	$57,653
290,035	*	Flir Systems, Inc	8,240
193,504	*	Formfactor, Inc	7,609
311,253	*	Fossil, Inc	5,783
78,658	e*	Foxhollow Technologies, Inc	2,403
1,700	*	Given Imaging Ltd	39
9,670,571		Golden Meditech Co Ltd	2,929
2,073,628		Guidant Corp	161,867
210,854	*	Haemonetics Corp	10,705
81,456	*	Herley Industries, Inc	1,701
272,824	*	Hologic, Inc	15,101
90,583	*	ICU Medical, Inc	3,278
99,734	*	I-Flow Corp	1,329
114,398	*	II-VI, Inc	2,070
215,500	*	Illumina, Inc	5,118
150	*	Inficon Holding AG.	21
115,676	*	InFocus Corp	550
79,074	*	Innovative Solutions & Support, Inc	1,028
369,301	e*	Input/Output, Inc	3,586
129,827	*	Integra LifeSciences Holdings Corp	5,320
237,894	*	Intermagnetics General Corp	5,959
85,527	*	Intralase Corp	1,984
217,692	*	Intuitive Surgical, Inc	25,688
188,569		Invacare Corp	5,857
2,252,202	*	Invensys plc	899
95,450	*	IRIS International, Inc	1,492
194,990	*	Itron, Inc	11,670
245,216	*	Ixia	3,497
17,476,109		Johnson & Johnson	1,034,935
87,468		Keithley Instruments, Inc	1,344
53,817	*	Kensey Nash Corp	1,539
52,743		Keyence Corp	13,679
1,507,316		Kla-Tencor Corp	72,894
25,232	*	KVH Industries, Inc	279
252,831	*	Kyphon, Inc	9,405
65,758	*	LaBarge, Inc	983
134,983	e*	Laserscope	3,192
70,825	*	LeCroy Corp	1,109
512,622	e*	Lexar Media, Inc	4,398
210,340	*	Lifecell Corp	4,743
330,246	*	LTX Corp	1,783
178,344	*	Luminex Corp	2,650
114,232		Luxottica Group S.p.A.	3,141
53,340	*	Measurement Specialties, Inc	1,395
6,758,293		Medtronic, Inc	342,983
201,699		Mentor Corp	9,139
137,797	*	Merit Medical Systems, Inc	1,655
303,420	*	Mettler-Toledo International, Inc	18,308
381,728	*	Millipore Corp	27,889
182,203		Mine Safety Appliances Co	7,653
287,055	*	MKS Instruments, Inc	6,726
187,602	*	Molecular Devices Corp	6,221
112,048		Movado Group, Inc	2,586
21,503,204	v*	MPM Bioventures II-QP, LP	13,306
195,705		MTS Systems Corp	8,186
43,973	*	Neurometrix, Inc	1,712

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
219,841	*	Newport Corp	$4,146
250,000		Nikon Corp	4,471
1,526		Nobel Biocare Holding AG.	338
3,419	*	Novoste Corp	10
62,355	*	NuVasive, Inc	1,175
8,600	*	NxStage Medical, Inc	110
126,583		Oakley, Inc	2,155
66,286	e*	OccuLogix, Inc	229
361,454		OCE NV	6,548
116,692		Olympus Corp	3,422
6,000		Optimax Technology Corp	7
514,568	*	OraSure Technologies, Inc	5,300
500	*	Orbotech Ltd	12
238,000		Osaki Electric Co Ltd	2,689
91,053	*	OSI Systems, Inc	1,924
98,888	*	Palomar Medical Technologies, Inc	3,308
5,873,117		PCCW Ltd	3,822
680,299		PerkinElmer, Inc	15,967
302,546		Phonak Holding AG.	17,178
96,957	*	Photon Dynamics, Inc	1,818
1,073,859		Pitney Bowes, Inc	46,101
14,000		Premier Image Technology Corp	19
128,079	e*	Qiagen NV	1,891
306,712	*	Resmed, Inc	13,489
328,394	*	Respironics, Inc	12,778
380,632		Roper Industries, Inc	18,510
134,193	*	Rudolph Technologies, Inc	2,288
340,000		Shimadzu Corp	2,135
201,517	*	Sirf Technology Holdings, Inc	7,136
4,062,776	v*	Skyline Venture Partners Qualified II	3,086
690,000	v*	Skyline Venture Partners Qualified III	690
684,964		Smith & Nephew plc	6,071
70,068	*	Somanetics Corp	1,547
80,270	*	SonoSite, Inc	3,262
2,530,005	*	St. Jude Medical, Inc	103,730
515,293		STERIS Corp	12,718
1,845,039		Stryker Corp	81,809
20,694		Swatch Group AG.	3,466
66,299		Swatch Group AG. (Regd)	2,303
229,336	*	Sybron Dental Specialties, Inc	9,458
45,600	*	Symmetry Medical, Inc	967
2,500	e*	Syneron Medical Ltd	73
2,101	*	Synovis Life Technologies, Inc	22
28,099		Synthes, Inc	3,075
201,764		Tecan Group AG.	10,730
547,834		Tektronix, Inc	19,563
862,559	*	Teradyne, Inc	13,378
665,128		Terumo Corp	21,816
748,070	*	Thermo Electron Corp	27,746
236,828	*	ThermoGenesis Corp	959
376,801	*	Thoratec Corp	7,261
235,121	*	Trimble Navigation Ltd	10,592
199,685	*	TriPath Imaging, Inc	1,394
33,401	*	Urologix, Inc	119
589,791	*	Varian Medical Systems, Inc	33,123
280,006	*	Varian, Inc	11,531

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
212,466	*	Viasys Healthcare, Inc	$6,391
53,794		Vital Signs, Inc	2,955
43,210	*	Vnus Medical Technologies, Inc	328
672,998	*	Waters Corp	29,040
23,220	*	William Demant Holding	1,536
147,556	*	Wright Medical Group, Inc	2,914
5,302,345	*	Xerox Corp	80,596
146,387		X-Rite, Inc	1,944
30,204		Young Innovations, Inc	1,103
1,396,242	*	Zimmer Holdings, Inc	94,386
94,406	*	Zoll Medical Corp	2,487
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,125,553

INSURANCE AGENTS, BROKERS AND SERVICE - 0.48%
5,800		Alexander Forbes Ltd	14
1,979,855		AON Corp	82,184
135		April Group	7
196,252	*	BioScrip, Inc	1,415
537,208		Brown & Brown, Inc	17,835
703,516	*	ChoicePoint, Inc	31,482
142,143		Clark, Inc	1,679
38,913	*	Corvel Corp	857
143,669		Crawford & Co (Class B)	862
202,458		Erie Indemnity Co (Class A)	10,657
850,558	*	Express Scripts, Inc	74,764
454,778		Gallagher (Arthur J.) & Co	12,647
1,448,180		Hartford Financial Services Group, Inc	116,651
143,605	*	HealthExtras, Inc	5,069
172,539		Hilb Rogal & Hobbs Co	7,112
6,523,049		Marsh & McLennan Cos, Inc	191,517
50,830		MLP AG.	1,241
203,484		National Financial Partners Corp	11,501
8,034		OAMPS Ltd	18
71,239		Sanlam Ltd	191
740,382		Suncorp-Metway Ltd	10,263
211,006	*	USI Holdings Corp	3,404
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	581,370

INSURANCE CARRIERS - 5.43%
187,460		21st Century Insurance Group	2,962
890,400		ABC Learning Centres Ltd	5,289
622,012		ACE Ltd	32,351
9,741		Aegon NV	180
3,097,016		Aegon NV	57,230
4,409,685		Aetna, Inc	216,692
55,671		Affirmative Insurance Holdings, Inc	735
3,343,454		Aflac, Inc	150,890
2,557,000		Aioi Insurance Co Ltd	18,854
3,205		Aksigorta A.S.	16
195,465		Alfa Corp	3,350
134,646		Alleanza Assicurazioni S.p.A	1,598
24,445	*	Alleghany Corp	7,077
507,889		Allianz AG. (Regd)	84,683
3,867,602		Allstate Corp	201,541
1,290	*	Alm. Brand Skadesforsikring a/s	75
533,778		Ambac Financial Group, Inc	42,489

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
178,083		American Equity Investment Life Holding Co	$2,554
323,336		American Financial Group, Inc	13,454
14,049,284		American International Group, Inc	928,517
46,001		American National Insurance Co	5,156
64,754	*	American Physicians Capital, Inc	3,108
247,328	*	AMERIGROUP Corp	5,204
191,842		AmerUs Group Co	11,557
4,040,708		AMP Ltd	25,009
152,906	*	Argonaut Group, Inc	5,436
598,480		Aspen Insurance Holdings Ltd	14,759
1,616,505		Assicurazioni Generali S.p.A.	60,799
802,912		Assurant, Inc	39,543
2,254,026		Aviva plc	31,258
1,690,969		AXA Asia Pacific Holdings Ltd	6,993
3,495,500		AXA S.A.	122,503
1,407,601		Axis Capital Holdings Ltd	42,087
48,933		Baldwin & Lyons, Inc (Class B)	1,299
65,891		Bristol West Holdings, Inc	1,268
6,741		Brit Insurance Holdings plc	11
173,000		Cathay Financial Holding Co Ltd	309
333,784	*	Centene Corp	9,736
210,133	*	Ceres Group, Inc	1,160
1,176,855		Challenger Financial Services Group Ltd	2,937
22,469		Chesnara plc	71
6,800	*	China Life Insurance Co Ltd (ADR)	347
2,309,000	*	China Life Insurance Co Ltd (H Shs)	2,916
1,706,855		Chubb Corp	162,902
1,317,103		Cigna Corp	172,040
834,187		Cincinnati Financial Corp	35,094
168,527	e*	Citizens, Inc	870
283		Clal Insurance	6
268,550	*	CNA Financial Corp	8,551
91,333	*	CNA Surety Corp	1,528
178,124		CNP Assurances	17,934
761,631	*	Conseco, Inc	18,904
37,720		Corp Mapfre S.A.	767
3,006,137		Credit Suisse Group	168,266
209,840		Delphi Financial Group, Inc (Class A)	10,834
94,521		Direct General Corp	1,608
51,486		Donegal Group, Inc	1,343
26,726		EMC Insurance Group, Inc	745
110,000		Everest Re Group Ltd	10,271
31,800	e	Fairfax Financial Holdings Ltd	3,386
549,129		FBD Holdings plc	26,216
98,563		FBL Financial Group, Inc (Class A)	3,395
794,388		Fidelity National Financial, Inc	28,225
126,110		Fidelity National Title Group, Inc	2,872
70,164	*	First Acceptance Corp	933
741,363		First American Corp	29,032
1,544,281		Fondiaria-Sai S.p.A	61,615
48,959	*	Fpic Insurance Group, Inc	1,851
1,358,867		Friends Provident plc	4,914
12,399		Fubon Financial Holding Co Ltd	104
124,000		Fubon Financial Holding Co Ltd	105
782,000		Fuji Fire & Marine Insurance Co Ltd	3,228
1,978,748		Genworth Financial, Inc	66,150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
56,726		Great American Financial Resources, Inc	$1,119
633,734	e	Great-West Lifeco, Inc	16,080
232,624		Hanover Insurance Group, Inc	12,194
87,590		Harleysville Group, Inc	2,601
694,508		HCC Insurance Holdings, Inc	24,169
587,072	*	Health Net, Inc	29,835
401,635		Horace Mann Educators Corp	7,551
1,227,414	*	Humana, Inc	64,623
31,553		Independence Holding Co	728
128,712		Infinity Property & Casualty Corp	5,372
4,061,537		ING Groep NV	160,231
2,622,433		Insurance Australia Group Ltd	10,228
358,686		IPC Holdings Ltd	10,061
207,907		Irish Life & Permanent plc	4,982
21,800	*	James River Group, Inc	587
699,199		Jefferson-Pilot Corp	39,113
24,277		Kansas City Life Insurance Co	1,244
113,634		KBC Groep NV	12,184
116,385	*	KMG America Corp	996
9,600		Kurnia Asia Bhd	3
189,954		LandAmerica Financial Group, Inc	12,888
420,957		Leucadia National Corp	25,114
3,965		Liberty Group Ltd	57
998,777		Lincoln National Corp	54,523
1,145,689		Loews Corp	115,944
1,620,111	e	Manulife Financial Corp	101,740
42,731	*	Markel Corp	14,429
451,417		Max Re Capital Ltd	10,744
687,883		MBIA, Inc	41,362
221,606		Mediolanum S.p.A.	1,755
122,158		Mercury General Corp	6,706
3,142,944		Metlife, Inc	152,024
19,030		Metropolitan Holdings Ltd	44
453,420		MGIC Investment Corp	30,211
59,924		Midland Co	2,096
3,214		Millea Holdings, Inc	63,468
2,223,525		Mitsui Sumitomo Insurance Co Ltd	30,171
568,014	*	Molina Healthcare, Inc	19,011
543,407	e	Montpelier Re Holdings Ltd	8,858
153,047		Muenchener Rueckver AG. (Regd)	21,670
23,677		National Interstate Corp	515
13,952		National Western Life Insurance Co (Class A)	3,241
308,894		Nationwide Financial Services, Inc (Class A)	13,289
58,389	*	Navigators Group, Inc	2,896
973,000		Nipponkoa Insurance Co Ltd	8,857
933,000		Nissay Dowa General Insurance Co Ltd	6,555
107,324	e	Odyssey Re Holdings Corp	2,329
464,054		Ohio Casualty Corp	14,711
9,630,011		Old Mutual plc	33,616
1,269,320		Old Republic International Corp	27,697
558,964		PartnerRe Ltd	34,706
436,003	*	Philadelphia Consolidated Holding Co	14,885
648,498		Phoenix Cos, Inc	10,571
82,000		PICC Property & Casualty Co Ltd	30
35,000		Ping An Insurance (Group) Co of China Ltd	90
197,129		Platinum Underwriters Holdings Ltd	5,736

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
192,616	*	PMA Capital Corp (Class A)	$1,961
449,074		PMI Group, Inc	20,621
764,730	e	Power Corp Of Canada	21,960
92,239	e	Pre-Paid Legal Services, Inc	3,273
127,570		Presidential Life Corp	3,241
2,255,735		Principal Financial Group	110,080
173,807	*	ProAssurance Corp	9,038
1,159,867		Progressive Corp	120,928
489,272		Protective Life Corp	24,336
3,480,169		Prudential Financial, Inc	263,832
4,194,006		Prudential plc	48,559
1,737,709		QBE Insurance Group Ltd	27,111
421,664		Radian Group, Inc	25,405
152,535		Reinsurance Group Of America, Inc	7,213
15,763		Republic Cos Group, Inc	274
152,584		Resolution plc	1,775
122,893		RLI Corp	7,042
8,385,867		Royal & Sun Alliance Insurance Group plc	20,037
785,617		Safeco Corp	39,446
78,260		Safety Insurance Group, Inc	3,573
13,489	*	Samsung Fire & Marine Insurance Co Ltd	1,784
93,641	*	SeaBright Insurance Holdings, Inc	1,631
173,880		Selective Insurance Group, Inc	9,216
5,350,000		Shin Kong Financial Holding Co Ltd	4,401
399,434	*	Sierra Health Services, Inc	16,257
2,142,529		Sompo Japan Insurance, Inc	30,997
4,631,514		St. Paul Travelers Cos, Inc	193,551
388,234		Stancorp Financial Group, Inc	21,007
117,903		State Auto Financial Corp	3,974
168,313		Stewart Information Services Corp	7,924
189,272		Storebrand ASA	2,112
1,283,496	e	Sun Life Financial, Inc	54,625
212,618	e	Swiss Reinsurance Co (Regd)	14,821
300,550		T&D Holdings, Inc	23,435
7,891	*	Topdanmark a/s	988
513,808		Torchmark Corp	29,338
93,837		Tower Group, Inc	2,168
126,057		Transatlantic Holdings, Inc	7,368
59,782	*	Triad Guaranty, Inc	2,804
298,053		UICI	11,025
82,810		United Fire & Casualty Co	2,724
7,984,303		UnitedHealth Group, Inc	446,003
212,134		Unitrin, Inc	9,866
140,953	*	Universal American Financial Corp	2,171
1,554,840		UnumProvident Corp	31,843
82,441	*	Vesta Insurance Group, Inc	40
1,134,612		W.R. Berkley Corp	65,876
112,596	*	WellCare Health Plans, Inc	5,116
4,196,483	*	WellPoint, Inc	324,934
382,820		XL Capital Ltd (Class A)	24,543
388,949		Zenith National Insurance Corp	18,720
852,048		Zurich Financial Services AG.	199,671
		TOTAL INSURANCE CARRIERS	6,634,770

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
227,844	*	Corrections Corp of America	10,298

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
44,225	*	PAN Fish ASA	$44
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	10,342

LEATHER AND LEATHER PRODUCTS - 0.14%
44,491		Adidas-Salomon AG.	8,786
115,903		Brown Shoe Co, Inc	6,083
2,205,182	*	Coach, Inc	76,255
18,934		Hermes International	4,780
90,775		Kenneth Cole Productions, Inc (Class A)	2,514
232,152		K-Swiss, Inc (Class A)	6,997
265,679		LVMH Moet Hennessy Louis Vuitton S.A.	26,010
57,799		Pou Chen Corp	41
353,877	*	Skechers U.S.A., Inc (Class A)	8,822
115,521		Steven Madden Ltd	4,101
234,642		Stride Rite Corp	3,398
251,730	*	Timberland Co (Class A)	8,617
385,753		Wolverine World Wide, Inc	8,537
1,315,604		Yue Yuen Industrial Holdings	3,874
		TOTAL LEATHER AND LEATHER PRODUCTS	168,815

LEGAL SERVICES - 0.01%
69,861	*	CRA International, Inc	3,441
266,972	*	FTI Consulting, Inc	7,617
		TOTAL LEGAL SERVICES	11,058

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.03%
132,843		Brisa-Auto Estradas de Portugal S.A.	1,305
1,547,000		ComfortDelgro Corp Ltd	1,606
278,000	e	Keihin Electric Express Railway Co Ltd	2,274
162,000	e	Keisei Electric Railway Co Ltd	1,115
450,802		Laidlaw International, Inc	12,262
455,000		SMRT Corp Ltd	315
2,120,000		Tobu Railway Co Ltd	11,122
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	29,999

LUMBER AND WOOD PRODUCTS - 0.09%
54,838		American Woodmark Corp	1,947
72,768	*	Builders FirstSource, Inc	1,653
11,000	*	Canfor Corp	135
536,556	*	Champion Enterprises, Inc	8,027
55,501		Deltic Timber Corp	3,363
523		Duratex S.A.	10
923,013		Louisiana-Pacific Corp	25,106
72,156	e*	Palm Harbor Homes, Inc	1,546
1,568,049		Plum Creek Timber Co, Inc	57,908
41,945		Skyline Corp	1,736
49,735	*	Sonae Industria SGPS S.A.	463
1,747	*	Tenon Ltd	4
60,804	e*	Trex Co, Inc	1,927
109,359		Universal Forest Products, Inc	6,943
		TOTAL LUMBER AND WOOD PRODUCTS	110,768

METAL MINING - 0.71%
32,773		Agnico-Eagle Mines Ltd	998
22,192		Alico, Inc	1,008
520,042		Alumina Ltd	2,748

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,092		Anglo Platinum Ltd	$99
2,187		AngloGold Ashanti Ltd	116
4,700		AngloGold Ashanti Ltd (Spon ADR)	254
3,503,000	*	Atlas Consolidated Mining & Development	466
1,580,220	e	Barrick Gold Corp	43,034
369,641	*	Barrick Gold Corp	10,069
11,795		Boliden AB	181
26,164		Caemi Mineracao e Metalurgica S.A.	46
567,999		Cameco Corp	20,449
1,384		CAP S.A.	19
1,566		Cia de Minas Buenaventura S.A.	38
1,400		Cia de Minas Buenaventura S.A. (ADR)	35
23,670		Cia Vale do Rio Doce	1,152
6,989		Cia Vale do Rio Doce	301
143,393	e	Cleveland-Cliffs, Inc	12,492
3,072,063	*	Coeur d'Alene Mines Corp	20,153
545,089		Companhia Vale do Rio Doce (ADR)	26,453
15,000		Companhia Vale do Rio Doce (Spon ADR)	648
232,814		Delta & Pine Land Co	7,022
770,166	e	Falconbridge Ltd	26,982
1,643,704		Freeport-McMoRan Copper & Gold, Inc (Class A)	98,244
267,147	*	Glamis Gold Ltd	8,725
1,144,630		Gold Fields Ltd	24,954
108,679		Gold Fields Ltd (Spon ADR)	2,389
715,609	e	Goldcorp, Inc	20,960
5,559	*	Harmony Gold Mining Co Ltd	90
12,500	*	Harmony Gold Mining Co Ltd	199
568,109	*	Hecla Mining Co	3,755
211,428		Iluka Resources Ltd	1,182
1,067		Impala Platinum Holdings Ltd	202
4,900		Impala Platinum Holdings Ltd	232
505,837	*	Inco Ltd	25,244
818,003	e*	Inco Ltd	40,810
25,900	*	Ivanhoe Mines Ltd	246
205,428	e	Jubilee Mines NL	1,141
695,144	*	Kinross Gold Corp	7,585
1,042		Kumba Resources Ltd	19
201,608	*	Meridian Gold, Inc	5,962
4,827		Minsur S.A.	7
285,850		MMC Norilsk Nickel	27,642
19,200		MMC Norilsk Nickel (ADR)	1,860
158,409		Newcrest Mining Ltd	2,641
2,311,327		Newmont Mining Corp	119,935
4		Newmont Mining Corp	-	^
1,730,825		Oxiana Ltd	3,308
272,698	*	Paladin Resources Ltd	1,007
2,074,000	*	Pan Australian Resources Ltd	399
1,404,208		Phelps Dodge Corp	113,081
463,956	v*	Polyus Gold Co	7,711
13,200	v*	Polyus Gold Co	215
13,909	*	Portman Ltd	58
3,000		PT International Nickel Indonesia Tbk	6
513,601		Rio Tinto Ltd	28,877
985,153		Rio Tinto plc	49,931
166,340	e	Southern Copper Corp	14,052
700		Southern Copper Corp	59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
222,461	*	Stillwater Mining Co	$3,662
767,952	e	Teck Cominco Ltd (Class B)	49,463
200,000	*	Tiberon Minerals Ltd	454
19,797		Umicore	2,738
11,385,000		Zijin Mining Group Co Ltd (Class H)	8,950
1,577,843		Zinifex Ltd	10,733
		TOTAL METAL MINING	863,491

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.35%
114,320		Aderans Co Ltd	3,352
27,801	e	Amer Sports Oyj	567
3,780,325		Anglo American plc	145,438
86,000		Asahi Pretec Corp	2,682
197,881		Blyth, Inc	4,159
243,978		Brady Corp (Class A)	9,139
58,222		Bulgari S.p.A.	700
447,372		Callaway Golf Co	7,695
80,999		Daktronics, Inc	2,956
49,427		Escalade, Inc	548
979,362		Fortune Brands, Inc	78,966
22,000		Fu Sheng Industrial Co Ltd	26
1,664,348		Hasbro, Inc	35,118
21,499	e*	iRobot Corp	598
234,747	*	Jakks Pacific, Inc	6,277
298,763	*	K2, Inc	3,749
31,300		Magnum Corp Bhd	16
2,064,317		Mattel, Inc	37,426
16,000		Mitsuboshi Belting Co Ltd	129
45,025	e	Namco Bandai Holdings, Inc	615
175,048	e	Nautilus, Inc	2,617
264,133		Nintendo Co Ltd	39,399
113,203,000	a	Playmates Holdings Ltd	14,151
181,088	*	Progressive Gaming International Corp	1,733
108,667	*	RC2 Corp	4,326
78,469		Russ Berrie & Co, Inc	1,193
26,830		Sankyo Co Ltd	1,842
212,558	e*	Shuffle Master, Inc	7,597
60,764	*	Steinway Musical Instruments, Inc	1,958
87,000		Tasaki Shinju Co Ltd	527
23,632		Turkiye Is Bankasi	197
112,181	*	WMS Industries, Inc	3,377
117,100		Yamaha Corp	2,064
351,261		Yankee Candle Co, Inc	9,614
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	430,751

MISCELLANEOUS RETAIL - 1.08%
45,927	*	1-800 Contacts, Inc	618
157,686	*	1-800-FLOWERS.COM, Inc (Class A)	1,120
78,830	*	AC Moore Arts & Crafts, Inc	1,450
357,441		Alberto-Culver Co	15,810
8,400	*	Allion Healthcare, Inc	114
63,056	e*	Alloy, Inc	846
1,692,582	*	Amazon.com, Inc	61,796
6,200		AOKI Holdings, Inc	134
1,034,795		Barnes & Noble, Inc	47,859
28,000		Best Denki Co Ltd	125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
108,744		Big 5 Sporting Goods Corp	$2,129
51,737		Blair Corp	2,142
69,123	e*	Blue Nile, Inc	2,432
286,483		Borders Group, Inc	7,231
46,506	e*	Build-A-Bear Workshop, Inc	1,425
170,292	e*	Cabela's, Inc	3,494
337,424		Cash America International, Inc	10,129
412,232		CDW Corp	24,260
183,000		Circle K Sunkus Co Ltd	4,420
83,076	*	CKX, Inc	1,086
1,069		Clas Ohlson AB (B Shs)	20
322,066	*	Coldwater Creek, Inc	8,953
1,927,574		Coles Myer Ltd	14,707
431,365		Compagnie Financiere Richemont AG. (A Shs)	20,630
5,601,644		CVS Corp	167,321
134,477		DCC plc	3,125
140,099	e*	dELiA*s, Inc	1,308
59,964	*	Design Within Reach, Inc	341
152,366	*	Dick's Sporting Goods, Inc	6,044
1,633,700		Dickson Concepts International Ltd	2,295
13,160		Douglas Holding AG.	619
421,958	*	Drugstore.com, Inc	1,304
219,680	*	First Cash Financial Services, Inc	4,391
6,725		Folli-Follie S.A. (Regd)	192
65,192	*	FTD Group, Inc	632
19,900	*	Golf Galaxy, Inc	435
21,727		Grupo Carso S.A. de C.V.	50
181,151	*	GSI Commerce, Inc	3,080
746,236		GUS plc	13,656
8,051		Hellenic Duty Free Shops S.A.	156
263,894	*	Hibbett Sporting Goods, Inc	8,706
153,896		HMV Group plc	456
12,096		House Of Fraser plc	25
2,222,598		Hutchison Whampoa Ltd	20,379
311,000		Ichitaka Co Ltd	2,715
684	e	Index Corp	1,438
341,199	*	Insight Enterprises, Inc	7,510
15,000		Izumiya Co Ltd	133
813,409		Jean Coutu Group, Inc	8,088
26,367	e*	KarstadtQuelle AG.	619
2,000		Largan Precision Co Ltd	32
1,155,309		Lifestyle International Holdings Ltd	1,980
349,472		Longs Drug Stores Corp	16,173
108,457	*	Matria Healthcare, Inc	4,117
29,500		Matsumotokiyoshi Co Ltd	843
596,656		Michaels Stores, Inc	22,422
246,503		Next plc	7,055
1,319,500		Nippon Mining Holdings, Inc	11,105
1,500		Nissen Co Ltd	25
144,570	e*	Nutri/System, Inc	6,870
1,569,829	*	Office Depot, Inc	58,460
309,064		OfficeMax, Inc	9,324
873,277		Origin Energy Ltd	4,558
62,200	e*	Overstock.com, Inc	1,855
1,789,952		Pacific Brands Ltd	3,050
370,327	*	Petco Animal Supplies, Inc	8,729

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
813,810		Petsmart, Inc	$22,901
129,192		PolyMedica Corp	5,473
9,340,941	e*	Rite Aid Corp	37,364
58,000		Ryohin Keikaku Co Ltd	4,852
1,191,198	*	Sears Holdings Corp	157,524
71,738	e*	Sharper Image Corp	919
347,404		Shoppers Drug Mart Corp	13,237
681,347		Signet Group plc	1,294
5,395		Spar Group Ltd	33
186,179	*	Sports Authority, Inc	6,870
102,684	*	Stamps.com, Inc	3,621
4,777,683		Staples, Inc	121,926
143,600		Sundrug Co Ltd	3,785
65,224	*	Systemax, Inc	471
630,180		Tiffany & Co	23,657
428,500		Tsutsumi Jewelry Co Ltd	17,904
140,822	*	Valuevision International, Inc (Class A)	1,800
5,429,857		Walgreen Co	234,190
200,706		Xebio Co Ltd	6,906
317,345	*	Zale Corp	8,895
		TOTAL MISCELLANEOUS RETAIL	1,318,168

MOTION PICTURES - 0.90%
15,400		Astro All Asia Networks plc	20
1,092,869	e	Blockbuster, Inc (Class A)	4,339
55,590	e	Carmike Cinemas, Inc	1,341
867,448	*	Denny's Corp	4,129
288,879	*	DreamWorks Animation SKG, Inc (Class A)	7,641
98,140		Marcus Corp	1,958
205,563	e*	NetFlix, Inc	5,959
12,919,236		News Corp (Class A)	214,589
146,000		News Corp (Class B)	2,564
356,440	*	Pixar	22,862
19,879	*	Premiere AG.	352
208,043	e	Regal Entertainment Group (Class A)	3,913
300,557	*	Time Warner Telecom, Inc (Class A)	5,395
27,333,587		Time Warner, Inc	458,931
10,000		Toei Animation Co Ltd	643
96,300		Toho Co Ltd	1,853
1,127	*	UBISOFT Entertainment	52
12,941,072		Walt Disney Co	360,926
7,466		Wegener NV	124
128,753		World Wrestling Entertainment, Inc	2,176
25,584	e*	WPT Enterprises, Inc	188
		TOTAL MOTION PICTURES	1,099,955

NONDEPOSITORY INSTITUTIONS - 1.72%
107,991	e*	Accredited Home Lenders Holding Co	5,527
46,030		Acom Co Ltd	2,696
425,266		Advance America Cash Advance Centers, Inc	6,115
10,752		Advanta Corp (Class A)	367
67,295		Advanta Corp (Class B)	2,481
228,700		Aeon Credit Service Co Ltd	6,900
1,524,500	v	Aeon Thana Sinsap Thailand PCL	1,803
1,100		AFP Provida S.A.	29
193,978		Aiful Corp	12,807

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
636,303	e	Allied Capital Corp	$19,471
8,366,988		American Express Co	439,685
998,527	*	AmeriCredit Corp	30,685
72,654		Asta Funding, Inc	2,416
91,228		Beverly Hills Bancorp, Inc	967
999,200		Bursa Malaysia Bhd	1,601
2,339,876		Capital One Financial Corp	188,407
534,828		CapitalSource, Inc	13,307
288,780		Cattles plc	1,845
289,781		CharterMac	5,883
293,760	*	CompuCredit Corp	10,813
2,799,109		Countrywide Financial Corp	102,727
2,520	e*	Credit Acceptance Corp	59
223,073		Credit Saison Co Ltd	12,308
75,705		D Carnegie AB	1,593
56,321	e	Delta Financial Corp	538
2,100,827	e	Deutsche Postbank AG.	152,234
529,370		Doral Financial Corp	6,114
85,024	*	Encore Capital Group, Inc	1,254
426,600		Eurocastle Investment Ltd	17,114
7,716,365		Fannie Mae	396,621
94,195		Federal Agricultural Mortgage Corp (Class C)	2,771
154,380		Financial Federal Corp	4,523
168,517	e	First Marblehead Corp	7,288
4,397,096		Freddie Mac	268,223
32,300	*	Global Cash Access, Inc	566
1,040,782		Henderson Group plc	1,544
35,500		Hitachi Capital Corp	709
393,000		Hong Leong Finance Ltd	899
1,684,682		Hypo Real Estate Holding AG.	115,330
428,454		ICAP plc	3,326
283,633		ICICI Bank Ltd	3,749
188,712		IGM Financial, Inc	7,821
371,116		IndyMac Bancorp, Inc	15,190
4,918	*	Infrastructure Development Finance Co Ltd	7
4,971		Intermediate Capital Group plc	123
2,158		Intrum Justitia AB	20
109,042		Irish Life & Permanent plc	2,613
9,000		Jaccs Co Ltd	89
249,000		Japan Securities Finance Co Ltd	3,301
420		Kenedix, Inc	2,218
1,601		Kotak Mahindra Bank Ltd	10
2,449,500		Krungthai Card PCL	1,537
45,000	*	LG Card Co Ltd	2,422
38,336	*	Marlin Business Services, Inc	847
291,000		Mega Financial Holding Co Ltd	219
113,660	*	Nelnet, Inc	4,734
7,858,960	e	Nissin Co Ltd	8,592
215,000		OMC Card, Inc	4,227
7,152,000		Orient Corp	27,156
823		OZ Holding AG.	67
44,215		Perpetual Trustees Australia Ltd	2,144
20,000		Polaris Securities Co Ltd	8
57,650		Promise Co Ltd	3,479
217,752		Provident Financial plc	2,668
26,885	*	QC Holdings, Inc	340

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
100,786	*	Reliance Capital Ventures Ltd	$56
3,970		SFCG Co Ltd	896
94,156		SFE Corp Ltd	1,095
2,474,653		SLM Corp	128,533
4,780		SM Investments Corp	21
20,786		Student Loan Corp	4,843
138,000		Taishin Financial Holdings Co Ltd	76
168,570		Takefuji Corp	10,587
113,324	*	TNS, Inc	2,400
40,099	*	United PanAm Financial Corp	1,239
142,919	*	World Acceptance Corp	3,916
		TOTAL NONDEPOSITORY INSTITUTIONS	2,096,789

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
5,900		Aber Diamond Corp	238
110,759		AMCOL International Corp	3,190
115,172		CARBO Ceramics, Inc	6,554
751		Cimsa Cimento Sanayi Ve Ticaret A.S.	6
85,007		Compass Minerals International, Inc	2,124
16,615		Grupo Mexico S.A. de C.V.	47
3,550,000		Itochu Corp	30,418
615,155	*	Kimberley Diamond Co NL	798
29,510		Solvay S.A.	3,403
555,782		Vulcan Materials Co	48,159
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	94,937

OIL AND GAS EXTRACTION - 2.67%
1,230,083		Anadarko Petroleum Corp	124,251
2,600		AOC Holdings, Inc	48
1,639,751		Apache Corp	107,420
228,645	*	Atlas America, Inc	10,931
100,400	*	ATP Oil & Gas Corp	4,409
87,439	*	Atwood Oceanics, Inc	8,832
2,403,235		Baker Hughes, Inc	164,381
107,763		Berry Petroleum Co (Class A)	7,376
5,990,899		BG Group plc	74,767
90,384	*	Bill Barrett Corp	2,946
1,967,713		BJ Services Co	68,083
57,879	*	Bois d'Arc Energy, Inc	964
126,879	*	Brigham Exploration Co	1,111
26,600	*	Bronco Drilling Co, Inc	700
2,406,824		Burlington Resources, Inc	221,211
10,265		Burren Energy plc	170
395,091		Cabot Oil & Gas Corp (Class A)	18,937
142,589	*	Callon Petroleum Co	2,997
1,092,001		Canadian Natural Resources Ltd	60,750
105,650	*	Carrizo Oil & Gas, Inc	2,746
452,350	*	Cheniere Energy, Inc	18,352
1,599,196		Chesapeake Energy Corp	50,231
503,008		Cimarex Energy Co	21,760
40,792	*	Clayton Williams Energy, Inc	1,669
213,000		CNOOC Ltd	165
4,100		CNOOC Ltd (ADR)	321
230,903	*	Comstock Resources, Inc	6,856
1,840,321	*	Cooper Cameron Corp	81,121
29,001		Crosstex Energy, Inc	2,246

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,530	*	Dana Petroleum plc	$97
178,911	e*	Delta Petroleum Corp	3,761
491,632	*	Denbury Resources, Inc	15,570
3,571,955		Devon Energy Corp	218,496
252,479		Diamond Offshore Drilling, Inc	22,597
1,369,311	*	Dynegy, Inc (Class A)	6,573
99,245	*	Edge Petroleum Corp	2,479
1,907,228	e	EnCana Corp	89,100
291,206	*	Encore Acquisition Co	9,027
294,414	e*	Endeavour International Corp	857
175,311	*	Energy Partners Ltd	4,134
250,618	b,v*	Enron Corp	-	^
921,061		ENSCO International, Inc	47,389
1,167,796		Equitable Resources, Inc	42,636
917		Expro International Group plc	12
520,543	*	Forest Oil Corp	19,354
183,280	e*	FX Energy, Inc	958
8,570		GAIL India Ltd	61
2,863		GAIL India Ltd	122
406,181	*	Gasco Energy, Inc	2,275
210,561		Gazprom (Spon ADR)	19,266
696,215	*	Global Industries Ltd	10,088
251,085		GlobalSantaFe Corp	15,253
49,390	*	Goodrich Petroleum Corp	1,333
1,387,194	*	Grey Wolf, Inc	10,321
2,786,844		Halliburton Co	203,495
491,707	*	Hanover Compressor Co	9,156
392,819	*	Harvest Natural Resources, Inc	3,818
450,463	*	Helix Energy Solutions Group, Inc	17,072
366,848		Helmerich & Payne, Inc	25,613
44,687	*	Hercules Offshore, Inc	1,520
186,471	*	Houston Exploration Co	9,827
356,196	e	Husky Energy, Inc	21,571
1,404	v*	Inpex Holdings, Inc	11,864
304,618	*	KCS Energy, Inc	7,920
831,905		Kerr-McGee Corp	79,430
1,357	*	Key Energy Services, Inc	21
270,511	*	Lundin Petroleum AB	3,124
4,205	*	Mariner Energy, Inc	86
29,831		Markwest Hydrocarbon, Inc	683
118,480	e*	McMoRan Exploration Co	2,114
503,507	*	Meridian Resource Corp	2,039
1,120,962	*	National Oilwell Varco, Inc	71,876
48,118		Neste Oil Oyj	1,652
686,141	*	Newfield Exploration Co	28,749
450,478	e*	Nexen, Inc	24,829
49,000		Noble Corp	3,974
2,267,254		Noble Energy, Inc	99,578
3,968		NovaTek OAO	153
154,998	*	Oceaneering International, Inc	8,881
2,717		Oil & Natural Gas Corp Ltd	80
184,816	*	Parallel Petroleum Corp	3,410
860,758	*	Parker Drilling Co	7,979
923,804		Patterson-UTI Energy, Inc	29,525
131,039		Penn Virginia Corp	9,304
98		Penn West Energy Trust	4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
960,614		Petro-Canada	$45,602
45,448,000		PetroChina Co Ltd (Class H)	47,440
33,900	v*	PetroCorp	-	^
289,694	*	PetroHawk Energy Corp	3,969
344,109		Petroleo Brasileiro S.A. (ADR)	29,824
157,871	*	Petroleum Development Corp	7,161
47,329	*	Petroleum Geo-Services ASA	2,203
228,958	*	Petroquest Energy, Inc	2,310
122,067	*	Pioneer Drilling Co	2,005
574,338		Pioneer Natural Resources Co	25,414
342,855	*	Plains Exploration & Production Co	13,248
540,253		Pogo Producing Co	27,148
90		Precision Drilling Trust	3
1,510,529	*	Pride International, Inc	47,098
29,294		ProSafe ASA	1,529
4,300		PTT Exploration & Production PCL	61
2,500	v	PTT Exploration & Production PCL	68
94,810		PTT Exploration & Production PCL	1,345
241,816	*	Quicksilver Resources, Inc	9,349
570,290		Range Resources Corp	15,575
100,786	*	Reliance Energy Ventures Ltd	98
192,676	*	Remington Oil & Gas Corp	8,327
55,788	*	Roc Oil Co Ltd	130
463,903		Rowan Cos, Inc	20,393
160,329		RPC, Inc	3,663
283,113		Saipem S.p.A.	6,540
1,065,377		Santos Ltd	8,645
304,494		Schlumberger Ltd	38,540
11,900		Scomi Group Bhd	4
101,563	*	SEACOR Holdings, Inc	8,044
50	v*	Serval Integrated Energy Services	-	^
109,000		Singapore Petroleum Co Ltd	350
10,546		Smedvig ASA	329
441,537		St. Mary Land & Exploration Co	18,028
233,309	*	Stolt Offshore S.A.	3,662
157,622	*	Stone Energy Corp	6,956
446,536	*	Superior Energy Services	11,963
50,200	*	Superior Well Services, Inc	1,459
6,500		Surgutneftegaz (Spon ADR)	494
193,853	*	Swift Energy Co	7,262
866,072		Talisman Energy, Inc	46,043
188,835	*	Tetra Technologies, Inc	8,883
2,898	*	TGS Nopec Geophysical Co ASA	177
297,779		Todco	11,735
81,201	e*	Toreador Resources Corp	2,526
998,381		Total S.A.	263,023
163,377	*	Total S.A.	2
163,106	*	Transocean, Inc	13,097
138,695	e*	Tri-Valley Corp	1,105
10,202	*	Union Drilling, Inc	149
195,522	*	Unit Corp	10,900
307,508	*	Veritas DGC, Inc	13,958
246,962		W&T Offshore, Inc	9,955
103,062	*	Warren Resources, Inc	1,536
23	*	Weatherford International Ltd	1
138,831	*	W-H Energy Services, Inc	6,177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
181,574	*	Whiting Petroleum Corp	$7,443
1,051,547		Woodside Petroleum Ltd	34,101
16,624,000		Xinao Gas Holdings Ltd	15,425
1,984,372		XTO Energy, Inc	86,459
		TOTAL OIL AND GAS EXTRACTION	3,255,791

PAPER AND ALLIED PRODUCTS - 0.50%
2,827,340	*	Abitibi-Consolidated, Inc	11,733
45,900		Abitibi-Consolidated, Inc (Canada)	190
595,758	e	Amcor Ltd	3,144
16,608		Aracruz Celulose S.A.	87
2,400		Aracruz Celulose S.A. (Spon ADR)	127
474,848		Bemis Co	14,996
63,401	e	Billerud AB	1,017
845,905		Bowater, Inc	25,022
185,039	*	Buckeye Technologies, Inc	1,675
300,081		Bunzl plc	3,555
177,535	*	Caraustar Industries, Inc	1,827
137,983		Chesapeake Corp	1,915
9,500		China International Marine Containers Co Ltd	9
45,762		CSS Industries, Inc	1,498
98,998	e*	Domtar, Inc	704
215,159		Glatfelter	3,944
445,391	*	Graphic Packaging Corp	922
154,272		Greif, Inc (Class A)	10,555
54,000		Guangzhou Investment Co Ltd	11
62,247		Holmen AB (B Shs)	2,628
2,424,763		International Paper Co	83,824
2,966,025		Kimberly-Clark Corp	171,436
14,574		Kimberly-Clark de Mexico S.A. de C.V.	50
20,798		Klabin S.A.	46
53,900	e	Kokuyo Co Ltd	811
296,182		Longview Fibre Co	7,653
1,482		Mayr-Melnhof Karton AG.	265
935,474		MeadWestvaco Corp	25,548
156,425	e*	Mercer International, Inc	1,456
26,000	*	Mitsubishi Paper Mills Ltd	57
3,634,700		M-real OYJ	24,060
15,762		Nampak Ltd	43
116,765		Neenah Paper, Inc	3,824
3,263		Nippon Paper Group, Inc	14,076
97,376		Norske Skogindustrier ASA	1,647
538,000		OJI Paper Co Ltd	3,301
362,412		Packaging Corp of America	8,133
3,610,783		PaperlinX Ltd	9,706
358,290	*	Playtex Products, Inc	3,751
603,950		Rexam plc	5,840
211,076		Rock-Tenn Co (Class A)	3,164
440,700		Sanrio Co Ltd	7,242
6,488		Sappi Ltd	97
18,900		Sappi Ltd (Spon ADR)	279
78,011		Schweitzer-Mauduit International, Inc	1,872
1,261,467	*	Smurfit-Stone Container Corp	17,118
439,674		Sonoco Products Co	14,892
482,843		Stora Enso Oyj (R Shs)	7,421
324,035		Svenska Cellulosa AB (B Shs)	14,219

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,599,047		Temple-Inland, Inc	$71,238
29,200		Uni-Charm Corp	1,430
779,674		UPM-Kymmene Oyj	18,399
2,963		Votorantim Celulose e Papel S.A.	48
7,400		Votorantim Celulose e Papel S.A. (Spon ADR)	120
193,550		Wausau Paper Corp	2,743
20,000		Yuen Foong Yu Paper Manufacturing Co Ltd	7
		TOTAL PAPER AND ALLIED PRODUCTS	611,375

PERSONAL SERVICES - 0.08%
383,475	*	Alderwoods Group, Inc	6,864
52,330		Angelica Corp	1,074
149,092		Davis Service Group plc	1,288
132,269		G & K Services, Inc (Class A)	5,627
1,560,086		H&R Block, Inc	33,776
213,940		Jackson Hewitt Tax Service, Inc	6,756
562,800		Kuala Lumpur Kepong Bhd	1,436
261,540		Regis Corp	9,018
1,565,530		Service Corp International	12,211
691,898		Stewart Enterprises, Inc (Class A)	3,951
57,625	e*	TRM Corp	388
340,199		Weight Watchers International, Inc	17,486
		TOTAL PERSONAL SERVICES	99,875

PETROLEUM AND COAL PRODUCTS - 5.13%
138,590		Alon USA Energy, Inc	3,412
410,294		Amerada Hess Corp	58,426
343,283		Ashland, Inc	24,401
979		Bharat Petroleum Corp Ltd	9
39,134,691		BP plc	448,694
587,317		BP plc (Spon ADR)	40,490
14,026,221		Chevron Corp	813,100
292,000		China Petroleum & Chemical Corp	169
5,700		China Petroleum & Chemical Corp (ADR)	333
8,387,168		ConocoPhillips	529,650
14		Daiseki Co Ltd	-	^
115,119		ElkCorp	3,885
6,278,340		ENI S.p.A.	178,395
2,114,400		EOG Resources, Inc	152,237
40,013,508		Exxon Mobil Corp	2,435,222
417,470		Frontier Oil Corp	24,777
6,380,323		Futuris Corp Ltd	10,282
122,436	*	Giant Industries, Inc	8,514
251,623	*	Headwaters, Inc	10,012
303,553		Hellenic Petroleum S.A.	4,327
133,004		Holly Corp	9,858
299,177		Imperial Oil Ltd	32,246
15,849		LUKOIL (Spon ADR)	1,322
2,315,483		Marathon Oil Corp	176,370
71,406		MOL Magyar Olaj- es Gazipari Rt.	7,318
930,135		Murphy Oil Corp	46,339
3,285,974		Occidental Petroleum Corp	304,445
361,433		OMV AG.	24,144
2,800	*	Petrobras Energia Participaciones S.A. (ADR)	31
4,200		PetroChina Co Ltd	441
71,200		Petroleo Brasileiro S.A.	1,529

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
534,884		Petroleo Brasileiro S.A.	$10,631
4,500		Petroleo Brasileiro S.A. (ADR)	359
4,931		Polski Koncern Naftowy Orlen S.A.	89
6,361		Polski Koncern Naftowy Orlen S.A. (GDR)	235
615,439		Premier Farnell plc	2,274
13,900		PTT PCL	84
343,192		PTT PCL	2,065
2,121,883		Repsol YPF S.A.	60,189
6,813,819		Royal Dutch Shell plc (A Shares)	212,504
4,243,595		Royal Dutch Shell plc (B Shares)	137,793
63		Samir	7
269,561	e	Shell Canada Ltd	9,485
2,000		Shell Refining Co	5
255,400		Showa Shell Sekiyu KK	2,892
4,400		Siam Cement PCL	27
10,200		Siam Cement PCL	67
1,830		SK Corp	123
750		S-Oil Corp	58
567,759		Statoil ASA	16,351
915,627		Suncor Energy, Inc	70,348
1,370,814		Sunoco, Inc	106,334
2,800		Tatneft (Spon ADR)	288
720,977		Tesoro Corp	49,272
201,000	e	TonenGeneral Sekiyu KK	2,041
1,445		Tupras Turkiye Petrol Rafine	25
2,410	*	Unipetrol	28
3,827,474		Valero Energy Corp	228,806
		TOTAL PETROLEUM AND COAL PRODUCTS	6,262,758

PIPELINES, EXCEPT NATURAL GAS - 0.03%
1,199,871	e	TransCanada Corp	34,630
274,545	*	Transmontaigne, Inc	2,693
		TOTAL PIPELINES, EXCEPT NATURAL GAS	37,323

PRIMARY METAL INDUSTRIES - 1.21%
131,725		Acerinox S.A.	2,154
17,000		Aichi Steel Corp	157
659,685	*	AK Steel Holding Corp	9,895
21,792		Alcan, Inc	1,002
795,672	*	Alcan, Inc	36,442
3,805,436		Alcoa, Inc	116,294
183,129	*	Aleris International, Inc	8,803
262,704		Algoma Steel, Inc	7,118
524,150		Allegheny Technologies, Inc	32,067
340		Aluminum of Greece S.A.I.C.	8
803,177	*	Andrew Corp	9,863
14,000		Angang New Steel Co Ltd	13
795,587		Arcelor	31,319
117,502		Bekaert S.A.	12,087
349,985		Belden CDT, Inc	9,530
7,798,213		BHP Billiton plc	142,230
664,804		BlueScope Steel Ltd	3,404
29,281		Boehler-Uddeholm AG.	6,024
105,150	*	Brush Engineered Materials, Inc	2,077
145,340		Carpenter Technology Corp	13,738
215,199	*	Century Aluminum Co	9,135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
151,261	*	Chaparral Steel Co	$9,820
134,000		China Steel Corp	126
2,284		Cia Siderurgica Nacional S.A.	72
3,300		Cia Siderurgica Nacional S.A.	104
326,901	*	CommScope, Inc	9,333
10,590,546	*	Corning, Inc	284,992
1,619,217		Corus Group plc	2,472
6,728		Cumerio	176
438,000		Daido Steel Co Ltd	4,436
650		Dongkuk Steel Mill Co Ltd	13
189,000		Dowa Mining Co Ltd	2,251
42,852	e	Dynamic Materials Corp	1,527
498	*	El Ezz Steel Rebars SAE	7
105,515	*	Encore Wire Corp	3,575
3,253		Eregli Demir ve Celik Fabrikalari TAS	20
787,000		Fujikura Ltd	8,891
804,100		Furukawa Electric Co Ltd	6,651
299,963	*	General Cable Corp	9,098
391		Georg Fischer AG.	174
3,420		Gerdau S.A.	77
4,700		Gerdau S.A. (Spon ADR)	106
146,580		Gibraltar Industries, Inc	4,318
20,000		Godo Steel Ltd	137
4,600	*	Grupo Simec S.A. de C.V.	33
1,600		Highveld Steel and Vanadium Corp Ltd	23
61,978		Hindalco Industries Ltd	254
1,196,000		Hitachi Cable Ltd	6,771
44,550		Hoganas AB (B Shares)	1,080
271,327		Hubbell, Inc (Class B)	13,908
798,000	*	Hunan Non-Ferrous Metal Corp Ltd	293
1,640		Industrias Penoles S.A. de C.V.	13
156,806		IPSCO, Inc	16,267
21,000		Jiangxi Copper Co Ltd	19
183,921		Johnson Matthey plc	4,453
1,856		KGHM Polska Miedz S.A.	47
1,929		KGHM Polska Miedz S.A. (GDR)	99
5,193,151		Kobe Steel Ltd	19,674
229,897	*	Lone Star Technologies, Inc	12,739
30,000		Maanshan Iron & Steel	10
205,905		Matthews International Corp (Class A)	7,878
259,880	*	Maverick Tube Corp	13,771
5,418,000	e	Mitsubishi Materials Corp	28,883
2,000		Mitsubishi Steel Manufacturing Co Ltd	13
377,000		Mitsui Mining & Smelting Co Ltd	2,633
59,317		Mittal Steel Co NV	2,239
3,489		Mittal Steel South Africa Ltd	36
197,088		Mueller Industries, Inc	7,034
302,000		Nippon Light Metal Co Ltd	832
14,520,793	*	Nippon Steel Corp	56,119
4,313,000		Nisshin Steel Co Ltd	14,914
188,811		Norsk Hydro ASA	26,123
8,740		Novelis, Inc	179
195,387	*	NS Group, Inc	8,994
1,233,957		Nucor Corp	129,306
179,035	*	OM Group, Inc	4,118
1,763,178		OneSteel Ltd	5,180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
286,119	*	Oregon Steel Mills, Inc	$14,641
39,564		Outokumpu Oyj	798
1,135,486		Pirelli & C S.p.A.	1,081
738		PKC Group Oyj	11
360		Poongsan Corp	8
1,187		POSCO	306
9,300		POSCO (ADR)	593
567,708		Precision Castparts Corp	33,722
236,798		Quanex Corp	15,778
75,865		Roanoke Electric Steel Corp	2,450
68,000		Showa Electric Wire & Cable Co Ltd	121
316,927		Steel Dynamics, Inc	17,979
130,280		Steel Technologies, Inc	3,166
1,492,991		Sumitomo Electric Industries Ltd	23,599
6,600,384		Sumitomo Metal Industries Ltd	28,250
1,237,067		Sumitomo Metal Mining Co Ltd	17,215
117,871	*	Superior Essex, Inc	2,999
1,748		Tenaris S.A.	316
135,827		Texas Industries, Inc	8,216
137,419		ThyssenKrupp AG.	3,963
238,240		Titan International, Inc	4,112
143,844	e*	Titanium Metals Corp	6,984
248,000	e	Tokyo Steel Manufacturing Co Ltd	5,023
13,986		Tubacex S.A.	74
907,244		United States Steel Corp	55,051
1,900		Usinas Siderurgicas de Minas Gerais S.A.	70
95,799		Viohalco S.A.	964
221,705		Voestalpine AG.	30,977
41,000		Walsin Lihwa Corp	15
67,605	*	Wheeling-Pittsburgh Corp	1,241
520,060		Worthington Industries, Inc	10,432
7,000		Yamato Kogyo Co Ltd	149
		TOTAL PRIMARY METAL INDUSTRIES	1,475,975

PRINTING AND PUBLISHING - 0.77%
226,017	*	ACCO Brands Corp	5,018
1,059		Agora S.A.	16
2,082		Agora S.A. (GDR)	32
2,486		Alma Media	24
811,543		American Greetings Corp (Class A)	17,546
182,396		APN News & Media Ltd	615
35,812		Arnoldo Mondadori Editore S.p.A.	351
232,800		Asia Securities Printing Co Ltd	2,182
172,197		Banta Corp	8,951
428,026		Belo (A.H.) Corp Series A	8,509
240,810		Bowne & Co, Inc	4,014
13,358		Caltagirone Editore S.p.A	123
6,976,059		CBS Corp	167,286
320,488	*	Cenveo, Inc	5,314
148,159	*	Consolidated Graphics, Inc	7,722
57,563		Courier Corp	2,552
670,845		Dai Nippon Printing Co Ltd	12,110
223,906		Daily Mail & General Trust	2,695
146,140		De La Rue plc	1,415
7,205	*	Dogan Yayin Holding	33
427,099		Dow Jones & Co, Inc	16,785

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
452,991	*	Dun & Bradstreet Corp	$34,735
178,404		Emap plc	2,726
281,661		Eniro AB	3,253
133,714		Ennis, Inc	2,607
492,720		EW Scripps Co	22,030
1,241,627		Gannett Co, Inc	74,398
300,266		Hollinger International, Inc	2,516
5,334		Ihlas Holding	4
645,218		Independent News & Media plc	2,085
7,900	e*	Interchange Corp	29
808,467		John Fairfax Holdings Ltd	2,312
234,104		John H Harland Co	9,200
285,019		John Wiley & Sons, Inc (Class A)	10,788
381,597		Journal Communications, Inc	4,732
306,673		Journal Register Co	3,735
337,778		Knight Ridder, Inc	21,351
205,497		Lee Enterprises, Inc	6,841
14,400	v	Lee Enterprises, Inc (Class B)	479
129,258	e*	Martha Stewart Living Omnimedia, Inc (Class A)	2,179
150,203	e	McClatchy Co (Class A)	7,337
2,909,659		McGraw-Hill Cos, Inc	167,655
136,607		Media General, Inc (Class A)	6,369
285,437		Meredith Corp	15,925
651,486	e	New York Times Co (Class A)	16,489
46,553		PagesJaunes Groupe S.A.	1,306
215,089	*	Paxar Corp	4,209
2,601,731		Pearson plc	36,013
16,907	*	PLATO Learning, Inc	161
97,420	*	Playboy Enterprises, Inc (Class B)	1,383
851,439	*	Primedia, Inc	1,763
10,081		Quebecor World, Inc	99
339,518	*	R.H. Donnelley Corp	19,770
1,126,955		R.R. Donnelley & Sons Co	36,874
569,740		Reader's Digest Association, Inc (Class A)	8,404
677,649		Reed Elsevier NV	9,701
641,033		Reed Elsevier plc	6,138
63,428		Schawk, Inc	1,650
41,023		Schibsted ASA	1,128
266,337	*	Scholastic Corp	7,127
688,093		SCMP Group Ltd	246
1,910,924		Singapore Press Holdings Ltd	5,314
3,931		SR Teleperformance	144
152,382		Standard Register Co	2,362
3,300		Star Publications Malaysia Bhd	6
61,640		Telefonica Publicidad e Informacion S.A.	686
82,202		Thomas Nelson, Inc	2,404
322,194	e	Thomson Corp	12,028
276,000		Toppan Printing Co Ltd	3,818
172,322		Topps Co, Inc	1,511
1,959,271		Tribune Co	53,743
166,595		Trinity Mirror plc	1,647
22,048	*	Triple Crown Media, Inc	130
209,382		United Business Media plc	2,635
240,515	*	VistaPrint Ltd	7,179
93,004		VNU NV	3,020
26,727		Washington Post Co (Class B)	20,760

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
159,166		Wolters Kluwer NV	$3,964
266,956		Yell Group plc	2,521
		TOTAL PRINTING AND PUBLISHING	942,912

RAILROAD TRANSPORTATION - 0.63%
1,811,856		Burlington Northern Santa Fe Corp	150,982
1,257,486	e*	Canadian National Railway Co (Canada)	57,043
441,614		Canadian Pacific Railway Ltd	22,054
1,226		Central Japan Railway Co	12,053
1,767,502		CSX Corp	105,697
7,106		East Japan Railway Co	52,517
349,264		Firstgroup plc	2,573
167,601		Florida East Coast Industries	9,034
234,086	*	Genesee & Wyoming, Inc (Class A)	7,182
26,000		Guangshen Railway Co Ltd	11
1,700		Guangshen Railway Co Ltd (Spon ADR)	36
452,868	*	Kansas City Southern Industries, Inc	11,186
3,557,224		Norfolk Southern Corp	192,339
444,000	e	Odakyu Electric Railway Co Ltd	2,743
217,970	*	RailAmerica, Inc	2,323
1,316,111		Union Pacific Corp	122,859
3,279		West Japan Railway Co	13,812
		TOTAL RAILROAD TRANSPORTATION	764,444

REAL ESTATE - 0.59%
103,200		Aeon Mall Co Ltd	5,125
302		Africa Israel Investments Ltd	13
40,000		Agile Property Holdings Ltd	33
34,142		Allan Gray Property Trust	37
276,000		Allgreen Properties Ltd	266
586,550		Ascendas Real Estate Investment Trust	787
2,735		Ayala Corp	19
7,260,603		Ayala Land, Inc	1,597
758,946		Babcock & Brown Ltd	10,012
2,810		Babis Vovos International Construction S.A.	65
1,365		Bail Investissement Fonciere	85
192,312	*	Bluegreen Corp	2,542
118,452		Bovis Homes Group plc	1,843
1,415,235		British Land Co plc	30,464
810,127		Brixton plc	6,914
185,203		Brookfield Properties Co	6,290
120,800	*	Brookfield Properties Corp	4,125
2,688,587		CapitaLand Ltd	8,042
578		Capona AB	10
67,056		Castellum AB	2,835
526,278	*	CB Richard Ellis Group, Inc	42,471
1,471,978		Centro Properties Group	6,791
1,947,607		Cheung Kong Holdings Ltd	20,644
108,000		China Overseas Land & Investment Ltd	74
18,000		China Resources Land Ltd	13
5,780	*	City Developments Ltd Wts	30
4,876		Cofinimmo	811
32,184		Consolidated-Tomoka Land Co	2,000
191,885		Corio NV	12,365
12,181	*	Corp GEO S.A. de C.V.	46
748		Countrywide plc	6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,180		Crest Nicholson	$101
2,278		Cyrela Brazil Realty S.A.	40
158,000		Daibiru Corp	1,828
2,301,832		DB RREEF Trust	2,413
4,159		Derwent Valley Holdings plc	117
6		Fadesa Inmobiliaria S.A.	-	^
7,500,664		Far East Consortium	3,480
340,250		Forest City Enterprises, Inc (Class A)	16,043
56,138		Gecina S.A.	7,439
211	*	Globe Trade Centre S.A.	19
40,000		Guocoland Ltd	63
1,024,928		Hammerson plc	22,045
1,218,000		Hang Lung Group Ltd	2,778
3,531,100		Hang Lung Properties Ltd	6,712
1,202,318		Henderson Land Development Co Ltd	6,662
150,000	*	Himax Technologies, Inc	1,313
15		Hoosiers Corp	62
2,088,754		Hysan Development Co Ltd	5,949
19	*	IDU Co	80
13,100		IGB Corp Bhd	4
291,996	*	IMMOFINANZ Immobilien Anlagen AG.	3,025
29,330		Inmobiliaria Colonial S.A.	2,059
1,700		IOI Properties Bhd	4
5,600	*	IRSA Inversiones y Representaciones S.A.	66
58,334		IVG Immobilien AG.	1,751
95,000	e*	J Bridge Corp	749
4,600		Joint Corp	147
255,527		Jones Lang LaSalle, Inc	19,558
63,000		Keppel Land Ltd	192
1,178,679		Kerry Properties Ltd	4,314
19,486		Klepierre	2,426
3,263		Klovern AB	12
55,953		Kungsleden AB	2,125
410,259		Lend Lease Corp Ltd	4,049
381,700		Leopalace21 Corp	14,299
93,497		Levitt Corp (Class A)	2,061
208,287		Liberty International plc	4,252
1,443,587		Macquarie Goodman Group	5,126
1,506		McInerney Holdings plc	23
48,027		Metrovacesa S.A.	4,074
1,353,524		Mirvac Group	4,102
1,819,448		Mitsubishi Estate Co Ltd	43,023
1,371,198		Mitsui Fudosan Co Ltd	31,436
223,000	*	Musashino Kogyo Co Ltd	597
2,595		Nexity	178
178,851		ORIX Corp	55,555
101,734		Resource America, Inc (Class A)	2,026
6,043	e	Risa Partners, Inc	32,471
11,220		Risanamento S.p.A.	81
39,963		Rodamco Europe NV	4,007
2,794		Shaftesbury plc	25
9,064,000		Shanghai Real Estate Ltd	2,126
152,700		Shoei Co Ltd	4,762
91,000		Singapore Land Ltd	391
3,584,250		Sino Land Co	5,150
355,739		Slough Estates plc	4,116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
16,500		SP Setia Bhd	$17
337,372		St. Joe Co	21,200
53,207	*	Stockland	251
2,180,258		Stockland Trust Group	10,447
1,873,689		Sumitomo Realty & Development Co Ltd	51,769
1,548,429		Sun Hung Kai Properties Ltd	15,724
154,914	*	Sunterra Corp	2,212
68,287	e	Tarragon Corp	1,359
41,537	*	Tejon Ranch Co	2,030
30,000		Thomas Properties Group, Inc	408
234,000		TOC Co Ltd	1,464
1,884,000		Tokyo Tatemono Co Ltd	20,502
1,148,000		Tokyu Land Corp	10,236
1,100		Tokyu Livable, Inc	70
216,529	*	Trammell Crow Co	7,721
144,432		Unibail	26,043
11,750		Unite Group plc	92
17,760,500		United Industrial Corp Ltd	15,256
2,400		Urban Corp	38
1,355		Wallenstam Byggnads AB	19
18,172		Wereldhave NV	2,041
2,337,822		Westfield Group	28,505
28,149		Wihlborgs Fastigheter AB	856
1,664,333		Wing Tai Holdings Ltd	1,954
42,525	e*	ZipRealty, Inc	373
6,911		Zueblin Immobilien Holding AG.	62
		TOTAL REAL ESTATE	724,510

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.21%
132,122		Ansell Ltd	1,093
159,809		Aptargroup, Inc	8,829
1,425,530		Bridgestone Corp	29,661
18,000		Cheng Shin Rubber Industry Co Ltd	13
401,331		Continental AG.	44,123
369,696		Cooper Tire & Rubber Co	5,301
66,029	e*	Deckers Outdoor Corp	2,677
323,000		Denki Kagaku Kogyo KK	1,440
699,499	*	Entegris, Inc	7,443
1,339,172	e*	Goodyear Tire & Rubber Co	19,391
3,010		Hankook Tire Co Ltd	46
558,176	*	Jacuzzi Brands, Inc	5,487
355,517	*	Jarden Corp	11,679
529,163		Michelin (C.G.D.E.) (B Shs)	33,203
166,937		Myers Industries, Inc	2,669
727,500		Nifco, Inc Japan	14,798
366,947		Nokian Renkaat Oyj	6,461
768		Nolato AB	9
89,890		Raven Industries, Inc	3,516
197,738	*	Ryanair Holdings plc	1,874
372,016		Sealed Air Corp	21,528
318,800		Spartech Corp	7,651
609,000	e	Sumitomo Bakelite Co Ltd	5,502
160,856		Tredegar Corp	2,559
314,942		Tupperware Corp	6,485
23,449		Uponor Oyj	612
173,332		West Pharmaceutical Services, Inc	6,018
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	250,068

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

SECURITY AND COMMODITY BROKERS - 2.67%
560,966		A.G. Edwards. Inc	$27,970
148,906	*	Affiliated Managers Group, Inc	15,875
1,524,155		Ameriprise Financial, Inc	68,678
289,332	e	Australian Stock Exchange Ltd	6,746
2,733		Bank Pekao S.A.	161
4,716		Bank Pekao S.A.	280
64,892	e*	Bankrate, Inc	2,827
592,010		Bear Stearns Cos, Inc	82,112
661,995	*	BISYS Group, Inc	8,924
36,996	e	BKF Capital Group, Inc	481
94,085		BlackRock, Inc	13,172
190,556		Calamos Asset Management, Inc (Class A)	7,127
11,945	e*	Cbot Holdings, Inc	1,426
5,712,661		Charles Schwab Corp	98,315
192,182		Chicago Mercantile Exchange Holdings, Inc	86,001
60,000		Chinese Estates Holdings Ltd	86
236,321		CI Financial, Inc	6,482
27,927		Cohen & Steers, Inc	684
1,022,981		Computershare Ltd	5,369
17,000	*	Cosmo Securities Co Ltd	46
136,040	*	Daewoo Securities Co Ltd	2,149
1,130	*	Daishin Securities Co Ltd	24
2,812,977		Daiwa Securities Group, Inc	37,645
89,313		Deutsche Boerse AG.	12,862
2,364,931	*	E*Trade Financial Corp	63,806
1,353	e	E*Trade Securities Co Ltd	3,108
581,434		Eaton Vance Corp	15,920
74,167		Euronext NV	6,108
523,583		Federated Investors, Inc (Class B)	20,446
14,211	*	First Albany Cos, Inc	80
1,134,683		Franklin Resources, Inc	106,932
51,965		GAMCO Investors, Inc	2,076
137,000	*	GFI Group, Inc	7,112
2,344,657		Goldman Sachs Group, Inc	368,017
222,757		Greenhill & Co, Inc	14,726
50,460		Hana Financial Group, Inc	2,389
62,398		Hellenic Exchanges S.A.	982
2,492,970		Hong Kong Exchanges and Clearing Ltd	15,035
3,480	*	Hyundai Securities Co	48
27,401	v*	Imperial Credit Industry Wts 01/31/08	-	^
156,769		Interactive Data Corp	3,684
135,465	*	IntercontinentalExchange, Inc	9,354
61,661		International Securities Exchange, Inc	2,568
1,030,942		Investa Property Group	1,588
253,453	*	Investment Technology Group, Inc	12,622
259,200		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,755
1,169,535		Janus Capital Group, Inc	27,098
478,843		Jefferies Group, Inc	28,012
856,060	*	Knight Capital Group, Inc	11,925
1,160	*	Korea Investment Holdings Co Ltd	41
518,278	e*	LaBranche & Co, Inc	8,194
27,045	*	Ladenburg Thalmann Financial Services, Inc	39
197,303		Lazard Ltd	8,731

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
16,708,469		Legal & General Group plc	$41,154
724,470		Legg Mason, Inc	90,798
1,777,683		Lehman Brothers Holdings, Inc	256,928
588,447		Macquarie Bank Ltd	27,139
138,508	*	MarketAxess Holdings, Inc	1,666
2,000		Marusan Securities Co Ltd	32
510,300	*	Matsui Securities Co Ltd	7,058
5,513,277		Merrill Lynch & Co, Inc	434,226
1,413,600	*	Mitsubishi Securities Co	22,643
7,755,830		Morgan Stanley	487,221
303,783	*	Nasdaq Stock Market, Inc	12,163
30,905	*	Newtek Business Services, Inc	67
1,610,400		Nikko Cordial Corp	26,615
5,069,202		Nomura Holdings, Inc	112,778
339,801		Nuveen Investments, Inc	16,361
124,830	e*	NYSE Group, Inc	9,893
129,980		OMX AB	2,485
127,187		optionsXpress Holdings, Inc	3,699
693		Osaka Securities Exchange Co Ltd	8,575
517,000	v*	Peregrine Investment Holdings	-	^
147,690	*	Piper Jaffray Cos	8,123
862,125		Raymond James Financial, Inc	25,484
13,989		Record Investments Ltd	106
149,300	b*	Refco, Inc	39
1,670	*	Samsung Securities Co Ltd	89
76,291		Sanders Morris Harris Group, Inc	1,224
18,812		SBI Holdings, Inc	10,618
320,281		Schroders plc	6,605
353,083		SEI Investments Co	14,310
2,380,000		Shinko Securities Co Ltd	13,172
2,528,600		Singapore Exchange Ltd	6,251
67,675	*	Stifel Financial Corp	2,955
84,862		SWS Group, Inc	2,219
750,967		T Rowe Price Group, Inc	58,733
2,662,177		TD Ameritrade Holding Corp	55,560
7,288	*	Thomas Weisel Partners Group, Inc	160
397,007	*	Tower Ltd	633
126,444	*	TradeStation Group, Inc	1,747
80,386		TSX Group, Inc	3,619
1,935,293		UBS AG. (Regd)	212,063
114,000		UBS AG. (Regd)	12,537
8,746		Value Line, Inc	324
1,678,520		Waddell & Reed Financial, Inc (Class A)	38,774
29,000		Waterland Financial Holdings	9
2,940	*	Woori Investment & Securities Co Ltd	65
83,822		Yuanta Core Pacific Securities Co	51
		TOTAL SECURITY AND COMMODITY BROKERS	3,264,809

SOCIAL SERVICES - 0.02%
173,228	*	American Retirement Corp	4,438
212,356	*	Bright Horizons Family Solutions, Inc	8,225
3,492		Empresas CMPC S.A.	101
23,004		Great Southern Plantations Ltd	66
56,810	*	Providence Service Corp	1,847
124,023	*	Res-Care, Inc	2,280
190,708	*	Sunrise Senior Living, Inc	7,432
		TOTAL SOCIAL SERVICES	24,389

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)

SPECIAL TRADE CONTRACTORS - 0.04%
514		Asian Paints Ltd	$7
12,243	*	Carso Infraestructura y Construccion S.A. de C.V.	9
161,662		Chemed Corp	9,593
160,947		Chicago Bridge & Iron Co NV	3,863
303,934		Comfort Systems USA, Inc	4,103
83,000		COMSYS Holdings Corp	1,182
327,484	*	EMCOR Group, Inc	16,263
1,069,750	*	First Gen Corp	941
22,684		KCI Konecranes Oyj	390
97,000		Kinden Corp	877
27,919		Kone Oyj	1,148
65,011		Noble International Ltd	1,101
38,576	*	Pike Electric Corp	811
742,314	*	Quanta Services, Inc	11,892
		TOTAL SPECIAL TRADE CONTRACTORS	52,180

STONE, CLAY, AND GLASS PRODUCTS - 0.46%
698		Adana Cimento	6
907		Akcansa Cimento A.S.	6
57,523		Ameron International Corp	4,212
40,551	b,e*	Anchor Glass Container Corp	1
155,075		Apogee Enterprises, Inc	2,618
238,000		Asahi Glass Co Ltd	3,548
40,000		Asia Cement Corp	28
775		Associated Cement Co Ltd	14
34,500		Buzzi Unicem S.p.A	821
16,934		Cementir S.p.A	122
101,432		Cemex S.A. de C.V.	660
5,800		Cemex S.A. de C.V. (Spon ADR)	379
130,000		Central Glass Co Ltd	751
144,384	*	Ceradyne, Inc	7,205
131,910	e	Charles & Colvard Ltd	1,429
65,504		Cimpor Cimentos de Portugal S.A.	437
586,067		Compagnie de Saint-Gobain	40,887
5,429		Consol Ltd	13
75,248		Cookson Group plc	675
403,669		CRH plc (Ireland)	14,069
232,364	e	Eagle Materials, Inc	14,816
86,551		Eagle Materials, Inc (Class B)	5,521
45,768	*	Epcos AG.	606
199,404		Florida Rock Industries, Inc	11,210
22,522		FLSmidth & Co a/s (B Shs)	902
12,270,000	*	Goldsun Development & Construction Co Ltd	3,233
1,219		Grasim Industries Ltd	56
17,754		Gujarat Ambuja Cements Ltd	41
2,688,584		Hanson plc	35,163
28,360	v*	HeidelbergCement AG.	-	^
1,743,871		Holcim Ltd (Regd)	138,512
75		Holcim Maroc S.A.	15
24,928		Italcementi S.p.A.	596
1,154,390		James Hardie Industries NV	7,803
31		Lafarge Ciments (Morocco)	12
20,600		Lafarge Malayan Cement Bhd	4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
161,027		Lafarge North America, Inc	$13,526
355,046		Lafarge S.A.	40,173
93,507		Libbey, Inc	662
2,929,500		NGK Insulators Ltd	42,928
265,000		Nippon Sheet Glass Co Ltd	1,473
2,618,063	*	Owens-Illinois, Inc	45,476
13,193	v*	Paragon Trade Brands, Inc	-	^
408,370		Pilkington plc	1,148
236		Pretoria Portland Cement Co Ltd	16
16,000	*	PT Indocement Tunggal Prakarsa Tbk	8
5,000		PT Semen Gresik Persero Tbk	14
51,821	e*	RHI AG.	1,682
3,629,699		Rinker Group Ltd	51,375
101,143		Rinker Group Ltd	7,118
2,000		Siam City Cement PCL	15
7,443,000		Sumitomo Osaka Cement Co Ltd	27,062
557,000		Taiheiyo Cement Corp	2,686
50,250		Taiwan Cement Corp	39
20,000		Taiwan Glass Industrial Corp	16
202,000	e	Toto Ltd	1,871
1,469		Trakya Cam Sanayi A.S.	6
4,992		Turk Sise ve Cam Fabrikalari A.S.	21
2,961,600		UBE Industries Ltd	8,710
530		Ultra Tech Cement Ltd	8
224,152	b,e*	USG Corp	21,286
1,878		Vidrala S.A.	50
53,367		Wienerberger AG.	2,680
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	566,420

TEXTILE MILL PRODUCTS - 0.01%
9,651		Alfa S.A. de C.V.	55
1,400		Cheil Industries, Inc	51
68,358	*	Dixie Group, Inc	1,023
1,845,000		FibreChem Technologies Ltd	1,300
11,000		Formosa Taffeta Co Ltd	6
222,000		Fountain SET Holdings	98
420	*	Hyosung Corp	8
18,000		Kurabo Industries Ltd	64
164,000		Nan Ya Plastics Corp	244
49,000		Nitto Boseki Co Ltd	150
407,000		Seiren Co Ltd	6,588
438,000		Texwinca Holdings Ltd	336
6,000		Weiqiao Textile Co	9
		TOTAL TEXTILE MILL PRODUCTS	9,932

TOBACCO PRODUCTS - 0.23%
238,381		Altadis S.A.	10,674
4,200		British American Tobacco Malaysia Bhd	48
3,606,294		British American Tobacco plc	87,199
53,200		Charoen Pokphand Foods PCL	7
385		Eastern Tobacco	24
622,868		Imperial Tobacco Group plc	18,442
461,346		ITC Ltd	2,020
9,305		Japan Tobacco, Inc	32,649
3,590		KT&G Corp	203
613,418		Loews Corp	28,996

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
21		Philip Morris CR	$14
489,820	e	Reynolds American, Inc	51,676
14,000		Shanghai Industrial Holdings Ltd	29
2,726		Souza Cruz S.A.	42
166,950	e*	Star Scientific, Inc	523
546,011		Swedish Match AB	7,461
128,089		Universal Corp	4,710
727,083		UST, Inc	30,247
198,670	e	Vector Group Ltd	3,787
		TOTAL TOBACCO PRODUCTS	278,751

TRANSPORTATION BY AIR - 0.61%
493,477	*	ABX Air, Inc	3,361
82,000	*	Air China Ltd (Class H)	32
1,171,213		Air France-KLM	27,539
11,400	*	AirAsia Bhd	5
14,400		Airports of Thailand PCL	18
843,247	*	Airtran Holdings, Inc	15,271
202,612	*	Alaska Air Group, Inc	7,183
97,839	*	Alitalia S.p.A	136
396,000		All Nippon Airways Co Ltd	1,440
1,670,971	*	AMR Corp	45,200
1,430,076		Auckland International Airport Ltd	1,783
942,436		BAA plc	13,552
404,163		BBA Group plc	1,968
40,000		Beijing Capital International Airport Co Ltd	23
130,870	*	Bristow Group, Inc	4,044
4,843,192	*	British Airways plc	29,676
1,532,000		Cathay Pacific Airways Ltd	2,685
17,000		China Airlines	7
1,000		China Eastern Airlines Corp Ltd	16
1,400	*	China Southern Airlines Co Ltd	20
18,000	*	China Southern Airlines Co Ltd	5
757,875	*	Continental Airlines, Inc (Class B)	20,387
37,400	b,e*	Delta Air Lines, Inc	21
1,167,650		Deutsche Lufthansa AG. (Regd)	20,870
20,000		Eva Airways Corp	8
306,503	*	ExpressJet Holdings, Inc	2,280
1,914,885		FedEx Corp	216,267
9,066		Flughafen Wien AG.	709
191,464	b,e*	FLYi, Inc	2
186,271	*	Frontier Airlines, Inc	1,434
1,844		Gol Linhas Aereas Inteligentes S.A.	49
2,900		Gol Linhas Aereas Inteligentes S.A. (ADR)	78
7,382		Grupo Aeroportuario del Sureste S.A. de C.V.	25
2,100		Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)	70
407,673		Iberia Lineas Aereas de Espana	1,125
430,000	e	Japan Airlines Corp	1,122
288		Jet Airways India Ltd	6
738,858	e*	JetBlue Airways Corp	7,921
1,100		Korean Air Lines Co Ltd	35
3,239		Lan Airlines S.A.	25
1,100		Lan Airlines S.A.	43
2,468,981		Macquarie Airports	5,933
57,832	e*	MAIR Holdings, Inc	271
1,143,600		Malaysia Airports Holdings Bhd	633

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,100		Malaysian Airline System BHD	$3
191,144	*	Mesa Air Group, Inc	2,187
32,555	b,e*	Northwest Airlines Corp	15
127,217	e*	Pinnacle Airlines Corp	847
1,539,824		Qantas Airways Ltd	3,887
103,568	*	Republic Airways Holdings, Inc	1,534
19,658	*	Ryanair Holdings plc (Spon ADR)	1,075
1,236,251		SABMiller plc	24,360
122,711	*	SAS AB	1,716
1,463,977		Siemens AG.	136,486
900,702		Singapore Airlines Ltd	7,793
334,323		Skywest, Inc	9,786
6,119,217		Southwest Airlines Co	110,085
96	v*	Swissair Group	-	^
8,800		Thai Airways International PCL	10
17,100		Thai Airways International PCL	20
165	*	Timco Aviation Services, Inc	1
21,169	v*	Timco Aviation Services, Inc Wts	-	^
2,000		Transmile Group Bhd	7
756	*	Turk Hava Yollari	4
20,000	*	UAL Corp	799
6,700	b,e,v*	UAL Corp	-	^
288,740	*	US Airways Group, Inc	11,550
211,783	*	World Air Holdings, Inc	2,080
		TOTAL TRANSPORTATION BY AIR	747,523

TRANSPORTATION EQUIPMENT - 3.23%
62,441	*	Accuride Corp	718
126,620	*	Aftermarket Technology Corp	2,863
2,047		Aker Yards AS	153
1,044,495	*	Alstom RGPT	87,468
255,248		American Axle & Manufacturing Holdings, Inc	4,372
102,907		Arctic Cat, Inc	2,476
258,523	*	Armor Holdings, Inc	15,069
611,219		ArvinMeritor, Inc	9,113
5,991		Ashok Leyland Ltd	5
1,250,000		Austal Ltd	2,166
1,052,405		Autoliv, Inc	59,545
8,248,766		BAE Systems plc	60,201
1,076		Bajaj Auto Ltd	66
2,382		Bajaj Auto Ltd	145
1		Bayerische Motoren Werke AG.	-	^
6,122,159		Boeing Co	477,100
1	*	Bombardier, Inc (Class A)	-	^
1,310,597	*	Bombardier, Inc (Class B)	3,820
248,776		BorgWarner, Inc	14,937
36,000		Brilliance China Automotive Holdings Ltd	5
3,300		Brilliance China Automotive Holdings Ltd (Spon ADR)	50
505,699		Brunswick Corp	19,651
2,772,000		Calsonic Kansei Corp	21,262
18,000		China Motor Corp	18
102,831		Coachmen Industries, Inc	1,170
431,297		Cobham plc	1,406
129,904		Curtiss-Wright Corp	8,600
2,990		Daewoo Shipbuilding & Marine Engineering Co Ltd	79
3,441,480	e	DaimlerChrysler AG. (Regd)	197,407

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
37,259	e	DaimlerChrysler AG.	$2,139
7,900	b,e	Dana Corp	12
226,573	e	Delphi Corp	144
1,010,987		Denso Corp	39,843
1,102		D'ieteren S.A.	329
41,530	*	Dril-Quip, Inc	2,942
12,098	*	Ducommun, Inc	269
616		Elbit Systems Ltd	14
12,153		Empresa Brasileira de Aeronautica S.A.	112
1,600		Empresa Brasileira de Aeronautica S.A. (ADR)	59
855,176		European Aeronautic Defence and Space Co	35,983
326,047		Federal Signal Corp	6,032
12,851,877	e*	Fiat S.p.A.	161,748
389,540	*	Fleetwood Enterprises, Inc	4,351
11,395,336		Ford Motor Co	90,707
2,392		Ford Otomotiv Sanayi A.S.	21
77,516		Freightcar America, Inc	4,930
290,656	e*	GenCorp, Inc	5,973
2,092,978		General Dynamics Corp	133,909
2,200,008	e	General Motors Corp	46,794
709,853		Gentex Corp	12,394
275,683		GKN plc	1,590
2,957,000		Goodpack Ltd	3,417
517,320		Goodrich Corp	22,560
39,093		Greenbrier Cos, Inc	1,566
1,200		Hanjin Heavy Industries & Construction Co Ltd	34
1,482,123		Harley-Davidson, Inc	76,893
182,737		Harsco Corp	15,098
198,448	*	Hayes Lemmerz International, Inc	542
175,319	*	HealthTronics, Inc	1,450
140,588	e	Heico Corp	4,455
2,801		Hero Honda Motors Ltd	56
685,500		Hino Motors Ltd	4,299
1,173,524		Honda Motor Co Ltd	72,506
763,000		Hongkong Land Holdings Ltd	2,838
1,410		Hyundai Heavy Industries	123
390		Hyundai Mipo Dockyard	34
1,720		Hyundai Mobis	152
11,435	*	Hyundai Motor Co	306
83,220		Hyundai Motor Co	6,997
1,170		Hyundai Motor Co (Preferred)	65
473,000	e	Isuzu Motors Ltd	1,740
858,808		ITT Industries, Inc	48,282
48,800		Japan Tecseed Co Ltd	1,638
1,999,000		Jaya Holdings Ltd	1,618
996,500		Johnson Electric Holdings Ltd	931
33,600		JTEKT Corp	669
565,789	*	K&F Industries Holdings, Inc	9,392
6,800		Katakura Industries Co Ltd	130
234,185		Kawasaki Heavy Industries Ltd	820
5,532,712		Keppel Corp Ltd	47,184
5,420		Kia Motors Corp	111
7,857		KOC Holding A.S.	42
297,759		Lagardere S.C.A.	23,223
4,132		Leoni AG.	147
2,665,789		Lockheed Martin Corp	200,281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
265,889	e	Magna International, Inc (Class A)	$20,068
119,733	e*	Magna International, Inc (Class A)	9,063
3,527		Mahindra & Mahindra Ltd	50
117,606		MAN AG.	8,151
89,985		Marine Products Corp	989
284,448		Martin Marietta Materials, Inc	30,444
2,379		Maruti Udyog Ltd	47
1,250,000		Mazda Motor Corp	7,575
294,833		Modine Manufacturing Co	8,698
154,598		Monaco Coach Corp	2,072
454,000		Nabtesco Corp	5,625
270,806	*	Navistar International Corp	7,469
1,652,000		NHK Spring Co Ltd	20,862
6,315,468		Nissan Motor Co Ltd	74,829
79,500		Nissan Motor Co Ltd	1,891
2,454,822		Northrop Grumman Corp	167,640
1,422,000		NSK Ltd	12,317
324,341	*	Orbital Sciences Corp	5,131
316,934		Oshkosh Truck Corp	19,726
806,431		Paccar, Inc	56,837
813,800	*	Pactiv Corp	19,971
90,526		Peugeot S.A.	5,697
205,980		Polaris Industries, Inc	11,238
24,000		Press Kogyo Co Ltd	135
4,200		Proton Holdings Bhd	7
226,158	e*	Quantum Fuel Systems Technologies Worldwide, Inc	810
55,051	*	R&B, Inc	564
3,627,371		Raytheon Co	166,279
896,147		Renault S.A.	95,162
16,000		Rieter Holding AG.	6,366
846,143		Rockwell Collins, Inc	47,680
4,982,767		Rolls-Royce Group plc	39,584
5,420		Samsung Heavy Industries Co Ltd	97
25,000		Sanden Corp	110
4,059,000		SembCorp Marine Ltd	7,149
43,322	*	Sequa Corp (Class A)	4,237
88,478		Shimano, Inc	2,655
3,173,300		Singapore Technologies Engineering Ltd	6,079
948,606		Smiths Group plc	16,174
24,361	*	Strattec Security Corp	908
133,529	e	Superior Industries International, Inc	2,585
6,374		Tata Motors Ltd	133
294,149	*	Tenneco, Inc	6,380
508,609		Textron, Inc	47,499
28,448		Thales S.A.	1,263
212,259		Thor Industries, Inc	11,326
2,152		Tofas Turk Otomobil Fabrik	7
290,487		Tomkins plc	1,694
342,000		Toyoda Gosei Co Ltd	7,478
257,073		Toyota Industries Corp	10,480
5,265,706		Toyota Motor Corp	286,961
379,014	*	TransDigm Group, Inc	9,760
93,395		Trelleborg AB (B Shs)	2,175
242,153		Trinity Industries, Inc	13,171
112,855	*	Triumph Group, Inc	4,995
586,026	*	TRW Automotive Holdings Corp	13,655

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,169,796		United Technologies Corp	$415,633
818,300	*	Visteon Corp	3,764
648,921	e	Volkswagen AG.	48,932
6,650		Volkswagen AG.	365
90,882		Volvo AB	4,151
443,746		Volvo AB (B Shs)	20,753
190,375		Wabash National Corp	3,760
338,679		Westinghouse Air Brake Technologies Corp	11,041
206,595		Winnebago Industries, Inc	6,268
958,300		Yamaha Motor Co Ltd	23,635
27,000		Yulon Motor Co Ltd	25
		TOTAL TRANSPORTATION EQUIPMENT	3,938,034

TRANSPORTATION SERVICES - 0.29%
3,623		Aker ASA	168
113,778		Ambassadors Group, Inc	2,890
172,140		Arriva plc	1,838
260,687		Brink's Co	13,232
1,215,303		CH Robinson Worldwide, Inc	59,659
8,307		Clarkson plc	125
54,500		COSCO Holdings	25
328,949	*	EGL, Inc	14,803
840,966	*	Expedia, Inc	17,046
490,711		Expeditors International Washington, Inc	42,393
201,873		Forward Air Corp	7,528
5,592		Freightways Ltd	13
298,597		GATX Corp	12,329
25,000	*	Hopewell Highway Infrastructure Ltd	5
202,438	*	HUB Group, Inc	9,227
891,125	*	IAC/InterActiveCorp	26,261
42,000		Jiangsu Express	27
1,078	*	Kuoni Reisen Holding (Regd)	558
4,244,647	e	Lear Corp	75,258
3,397,774		MTR Corp	7,663
117,384		National Express Group plc	1,924
293,213		Pacer International, Inc	9,582
13,200		Panalpina Welttransport Holding AG.	1,222
440,380		Patrick Corp Ltd	2,531
43,200		PLUS Expressways Bhd	32
53,000		Sinotrans Ltd	21
749,361		Stagecoach Group plc	1,495
33,319		Stolt-Nielsen S.A.	1,031
169,600		Toll Holdings Ltd	1,584
1,284,828	e	TUI AG.	25,188
729,974		UTI Worldwide, Inc	23,067
48,000		Zhejiang Expressway Co Ltd	31
		TOTAL TRANSPORTATION SERVICES	358,756

TRUCKING AND WAREHOUSING - 0.45%
222,270		Arkansas Best Corp	8,695
15,042		Cargotec Corp	615
230,188		CNF, Inc	11,496
44,994	*	Covenant Transport, Inc (Class A)	657
5,342,090		Deutsche Post AG. (Regd)	133,755
17,642		DSV A/S	2,346
58,570	*	Dynamex, Inc	1,132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
94,308	*	Frozen Food Express Industries	$986
280,293		Heartland Express, Inc	6,108
5,918		Imperial Holdings Ltd	164
2,689	v	Imperial Holdings Ltd (Spon ADR)	70
528,032		J.B. Hunt Transport Services, Inc	11,374
414,433		Kamigumi Co Ltd	3,295
287,238		Knight Transportation, Inc	5,673
324,820		Landstar System, Inc	14,331
98,373	*	Marten Transport Ltd	1,779
79,500		Mitsubishi Logistics Corp	1,268
531,000		Nippon Express Co Ltd	3,006
154,428	*	Old Dominion Freight Line	4,162
47,912	*	P.A.M. Transportation Services, Inc	1,181
101,622	*	SCS Transportation, Inc	2,958
112,000		Seino Holdings Corp	1,166
361,119	*	SIRVA, Inc	3,080
209,050	*	Swift Transportation Co, Inc	4,543
314,719		TNT NV	10,881
46,854	*	U.S. Xpress Enterprises, Inc (Class A)	912
3,675,339		United Parcel Service, Inc (Class B)	291,748
28,572	*	Universal Truckload Services, Inc	716
36,437	*	USA Truck, Inc	897
314,834		Werner Enterprises, Inc	5,783
353,136		Yamato Transport Co Ltd	7,213
252,874	*	YRC Worldwide, Inc	9,624
		TOTAL TRUCKING AND WAREHOUSING	551,614

WATER TRANSPORTATION - 0.13%
215,721		Alexander & Baldwin, Inc	10,286
3,769		AP Moller - Maersk A/S	32,333
504,321		Aries Maritime Transport Ltd	7,045
273,984		Associated British Ports Holdings plc	3,438
738,000		Bintulu Port Holdings Bhd	950
863		Brostrom AB	19
95,000		Carnival Corp	4,500
215,480		Carnival plc	10,577
70,000		China Shipping Container Lines Co Ltd (Class H)	23
42,000		China Shipping Development Co Ltd	33
540,000		Chuan Hup Holdings Ltd	117
20,990		Compagnie Maritime Belge S.A.	628
873		Concordia Maritime AB	5
3,661,125		Cosco Corp Singapore Ltd	2,783
35,094	e	D/S Torm A/S	1,633
17,586		Euronav NV	476
33,600		Evergreen Marine Corp Tawain Ltd	21
42,921	e	Frontline Ltd	1,429
1,277		Ganger Rolf A/S	134
141,205		Genco Shipping & Trading Ltd	2,403
5,566		Grindrod Ltd	12
129,485	*	Gulfmark Offshore, Inc	3,600
1,680		Hanjin Shipping Co Ltd	40
6,100		Horizon Lines, Inc	79
97,969	*	Hornbeck Offshore Services, Inc	3,534
1,058		Irish Continental Group plc	16
60		Israel Corp Ltd	20
100,000	e	Kawasaki Kisen Kaisha Ltd	589

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
123,336	*	Kirby Corp	$8,400
29,287		Kuehne & Nagel International AG.	9,468
310,100		Malaysia International Shipping Corp Bhd	791
64,939		Maritrans, Inc	1,586
708,000		Mitsui OSK Lines Ltd	4,776
440,000		Neptune Orient Lines Ltd	593
1,874,000		Nippon Yusen Kabushiki Kaisha	11,420
198,132	*	Odyssey Marine Exploration, Inc	727
219,000		Orient Overseas International Ltd	741
269,161		Overseas Shipholding Group, Inc	12,901
2,686		Port of Tauranga Ltd	9
86,000		Royal Caribbean Cruises Ltd	3,614
2,157	e	Ship Finance International Ltd	37
589,025	*	TBS International Ltd	4,005
272,052		Tidewater, Inc	15,025
14,000		U-Ming Marine Transport Corp	15
24,000		Wan Hai Lines Ltd	15
2,955		Wilh Wilhelmsen ASA	102
40,000		Yang Ming Marine Transport	24
		TOTAL WATER TRANSPORTATION	160,972

WHOLESALE TRADE-DURABLE GOODS - 0.86%
203,770	*	AAR Corp	5,803
411,000		Adesa, Inc	10,990
761,637	*	Advanced Medical Optics, Inc	35,523
38,646		AGFA-Gevaert NV	735
269,732		Agilysys, Inc	4,062
318,694		Applied Industrial Technologies, Inc	14,214
105,000		Argo Graphics, Inc	3,159
724,790	e	Aristocrat Leisure Ltd	7,122
1,175,379	*	Arrow Electronics, Inc	37,929
347,603		Assa Abloy AB (B Shs)	6,445
134,773	*	Audiovox Corp (Class A)	1,609
219,200		Autobacs Seven Co Ltd	10,905
719,525	*	Aviall, Inc	27,400
841,897	*	Avnet, Inc	21,367
6,893		Barloworld Ltd	148
82,973	*	Beacon Roofing Supply, Inc	3,372
227,327	*	Bell Microproducts, Inc	1,400
111,363		BlueLinx Holdings, Inc	1,782
859,287		Boral Ltd	5,465
288,399		Brambles Industries plc	2,155
369,240	*	Brightpoint, Inc	11,469
90,178		Buhrmann NV	1,593
10,297		Buhrmann NV	184
235,000		Canon Sales Co, Inc	5,049
98,848	*	Cantel Medical Corp	1,620
81,233		Castle (A.M.) & Co	2,396
78,603		Cie Generale d'Optique Essilor International S.A.	7,001
37,000		Citic Pacific Ltd	111
3,700		Citic Pacific Ltd (ADR)	55
510,717		Commercial Metals Co	27,318
321,148	*	Copart, Inc	8,816
16,143		Crane Group Ltd	142
56,750		Creative Technology Ltd	414
1,663,000		Datacraft Asia Ltd	1,879

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
166,000		Denway Motors Ltd	$65
219,438	*	Digital River, Inc	9,570
8,000		D-Link Corp	8
80,000	*	Dongfeng Motor Group Co Ltd	35
124,867	*	Earle M Jorgensen Co	1,892
382,886		Electrocomponents plc	1,860
109,216		Finning International, Inc	3,614
4,008,904		FKI plc	8,762
223,039	*	GameLoft	1,541
878,934		Genuine Parts Co	38,524
139,945	*	Global Imaging Systems, Inc	5,315
9,000		GOME Electrical Appliances Holdings Ltd	10
221,023	*	H&E Equipment Services, Inc	6,436
26,046,145	e*	Hagemeyer NV	131,437
137,860		Handleman Co	1,323
508,525	*	Henry Schein, Inc	24,338
306,510	e	Hitachi Software Engineering Co Ltd	5,663
67,561	*	Huttig Building Products, Inc	629
812,857		IKON Office Solutions, Inc	11,583
5,048		IMS-Intl Metal Service	116
652,485	*	Ingram Micro, Inc (Class A)	13,050
15,249	e*	INTAC International, Inc	133
64,828	*	Interline Brands, Inc	1,636
5,277		JD Group Ltd	80
184,146		Kaman Corp (Class A)	4,633
150		KCC Corp	34
94,409	*	Keystone Automotive Industries, Inc	3,985
29,397		Lawson Products, Inc	1,204
1,780		LG International Corp	44
183,634	*	LKQ Corp	3,821
33,136	b,e*	MCSi, Inc	-	^
2,321,000		Melco International Development	4,786
154,049		Metal Management, Inc	4,876
5,766,822	e	Mitsui & Co Ltd	83,186
224,713		MSC Industrial Direct Co (Class A)	12,139
15,251	*	MWI Veterinary Supply, Inc	502
157,238	e*	Navarre Corp	675
39,000	*	NCSoft Corp	2,862
119		NET One Systems Co Ltd	244
394,959	*	Newpark Resources, Inc	3,239
1,141,442		Omnicare, Inc	62,768
3,775		Orascom Construction Industries	310
2,396		Orascom Construction Industries	98
97,153		Orion Oyj	2,338
243,359		Owens & Minor, Inc	7,975
597,707	*	Patterson Cos, Inc	21,039
334,838		PEP Boys-Manny Moe & Jack	5,059
23,675		Psion plc	73
422,782	*	PSS World Medical, Inc	8,155
83,000		PT Astra International Tbk	103
591,922		Rautaruukki Oyj	21,833
247,280		Reliance Steel & Aluminum Co	23,225
194,600		Riso Kagaku Corp	3,562
202,029	e	Ryerson Tull, Inc	5,406
4,800		Ryoyo Electro Corp	67
5,000		Sanshin Electronics Co Ltd	60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
69,638	*	Scansource, Inc	$4,207
140,190		Schnitzer Steel Industries, Inc (Class A)	6,007
242,293		SCP Pool Corp	11,366
40,300		Sime Darby Bhd	67
167,523		Stewart & Stevenson Services, Inc	6,111
4,743,491		Sumitomo Corp	67,379
50,373	*	SYNNEX Corp	935
71,334	*	Tandberg Television ASA	1,495
474,174	*	Tech Data Corp	17,502
27,000	*	Teco Electric and Machinery Co Ltd	8
80,663		Tecumseh Products Co (Class A)	1,979
31,207		Tecumseh Products Co (Class B)	668
15,859,430		Test-Rite International Co	10,775
16,000		TPV Technology Ltd	18
1,803,900		UMW Holdings Bhd	3,551
459,326		W.W. Grainger, Inc	34,610
146,163		Watsco, Inc	10,385
196,370	*	WESCO International, Inc	13,355
747,737		Wesfarmers Ltd	18,597
470,287		Wolseley plc	11,535
10,300		Yellow Hat Ltd	114
11,871		Zodiac S.A.	769
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,046,986

WHOLESALE TRADE-NONDURABLE GOODS - 1.13%
600	*	Advanced Marketing Services, Inc	3
299,798		Airgas, Inc	11,719
495,239		Alliance One International, Inc	2,407
1,526,185		Alliance Unichem plc	23,719
207,270	*	Allscripts Healthcare Solutions, Inc	3,795
842,752	*	Andrx Corp	20,007
16,860		Ashtead Group plc	65
36,939		Axfood AB	917
8,113		Bidvest Group Ltd	150
383,235		Billabong International Ltd	4,154
261,040		Brown-Forman Corp (Class B)	20,092
319,555		C&C Group plc	2,166
4,384,843		Cardinal Health, Inc	326,759
13,388		Casino Guichard Perrachon S.A.	935
181,152		Celesio AG.	17,119
106,543	*	Central European Distribution Corp	4,097
32,000		China Resources Enterprise	66
14,747		Empresas COPEC S.A.	138
41,357		EnergySouth, Inc	1,316
1,864,175		Esprit Holdings Ltd	14,510
381		Filtrona plc	2
185,569	*	First Horizon Pharmaceutical Corp	4,678
1,944,331		Foster's Group Ltd	7,362
391,077		Fyffes plc	1,051
452,000	*	I B Daiwa Corp	617
64,311		Inchcape plc	2,908
606,968	e	Kesko Oyj (B Shares)	18,914
1,435,019		Li & Fung Ltd	3,236
8,825,734		Marubeni Corp	46,077
5,996		Massmart Holdings Ltd	57
2,794,153		McKesson Corp	145,659

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

					VALUE
SHARES					(000)
55,637		Metro AG.			$2,849
3,809,050		Mitsubishi Corp			86,518
72,523		Nash Finch Co			2,168
1,489,708		Nike, Inc (Class B)			126,774
2,330,490		Nippon Oil Corp			18,231
351,623		Nu Skin Enterprises, Inc (Class A)			6,164
53,723	*	Nuco2, Inc			1,705
34,481		Oriflame Cosmetics S.A. (SDR)			1,148
601,150		Orkla ASA			29,770
437,317	*	Performance Food Group Co			13,640
1,051		Pescanova S.A.			36
164,976	*	Prestige Brands Holdings, Inc			2,008
102,000		Prime Success International Group			68
193,219		Reliance Industries Ltd			3,448
2,475,393		Safeway, Inc			62,182
290		Samsung Fine Chemicals Co Ltd			8
13,000		San Miguel Corp			20
161,648	*	School Specialty, Inc			5,577
111,124		Societe BIC S.A.			7,450
166,479	*	Source Interlink Cos, Inc			1,898
175,580		Spartan Stores, Inc			2,239
2,657,765		Supervalu, Inc			81,912
426,180		Suzuken Co Ltd			13,328
3,416,288		Sysco Corp			109,492
45,057		The Andersons, Inc			3,525
5,163		Tiger Brands Ltd			146
291,789		UAP Holding Corp			6,273
85,400		Unilever NV			5,911
937,183		Unilever NV			64,986
344,791	*	United Natural Foods, Inc			12,057
304,735	*	United Stationers, Inc			16,181
178,763	*	Ventiv Health, Inc			5,938
34,340		Weyco Group, Inc			773
142,514		World Fuel Services Corp			5,763
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,384,881

		TOTAL COMMON STOCKS			121,512,123
		(Cost $99,761,090)
				MATURITY
PRINCIPAL			RATE	DATE

SHORT-TERM INVESTMENTS - 1.37%

CERTIFICATES OF DEPOSIT - 0.06%
$ 50,000,000		Barclays Bank, plc	4.590%	04/10/06	49,998
25,000,000	d	First Tennessee Bank NA	4.770	05/15/06	24,999
		TOTAL CERTIFICATES OF DEPOSIT			74,997

COMMERCIAL PAPER - 0.72%
40,963,000		BellSouth Corp	4.850	04/03/06	40,946
100,000,000		BMW US Capital Corp	4.810	04/03/06	99,960
100,000,000	c	Cargill, Inc	4.800	04/03/06	100,000
50,000,000	c,d	Ciesco LLC	4.620	04/21/06	49,880
25,000,000	c,d	Ciesco LLC	4.650	04/25/06	24,927
21,000,000	c,d	Greyhawk Funding LLC	4.635	04/10/06	20,980
50,000,000	c,d	Greyhawk Funding LLC	4.570	04/13/06	49,933
34,000,000	c	Harrier Finance Funding LLC	4.640	04/26/06	33,896

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

					MATURITY	VALUE
PRINCIPAL			RATE		DATE	(000)
$ 29,750,000		Kitty Hawk Funding Corp	4.750	‰	04/13/06	$29,710
46,800,000	d	Paccar Financial Corp	4.450		04/12/06	46,744
50,000,000	c	Preferred Receivables Funding Corp	4.570		04/05/06	49,987
40,000,000	d	Private Export Funding Corp	4.710		05/31/06	39,689
50,000,000		Rabobank USA Finance Corp	4.760		04/05/06	49,987
48,500,000		Shell International Finance B.V.	4.510		04/10/06	48,455
50,000,000	d	United Technologies Corp	4.740		04/03/06	50,000
43,368,000	d	Variable Funding Capital Corp	4.760		05/03/06	43,194
100,000,000	c	Yorktown Capital, LLC	4.810		04/07/06	99,906
		TOTAL COMMERCIAL PAPER				878,194

TIME DEPOSITS - 0.09%
32,600,000		Bank of Nova Scotia	4.840		04/03/06	32,600
75,000,000		Canadian Imperial Bank of Commerce	4.850		04/03/06	75,000
		TOTAL TIME DEPOSITS				107,600

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.04%
50,000,000		Federal National Mortgage Association (FNMA)	4.725		09/07/06	49,992
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES				49,992

VARIABLE NOTES - 0.46%
25,000,000		American Express Bank FSB/Salt Lake City UT	4.778		10/25/06	25,001
50,000,000		Beta Finance, Inc	5.068		08/11/06	50,006
50,000,000		Beta Finance, Inc	4.878		09/29/06	50,008
50,000,000	d	CC (USA), Inc	5.040		05/02/06	50,001
46,000,000		Citigroup Global Markets Holdings, Inc	5.220		02/23/07	46,058
50,000,000		Deutsche Bank AG (New York)	5.060		10/13/06	50,022
50,000,000		Dorada Finance, Inc	5.065		11/09/06	49,955
46,000,000		Harrier Finance Funding LLC	4.830		01/22/07	45,999
39,000,000		Links Finance LLC	5.065		11/09/06	39,009
50,000,000		Sigma Finance, Inc	4.845		01/29/07	50,000
50,000,000		Wachovia Bank N.A.	4.800		10/02/06	49,998
50,000,000		Wells Fargo Bank NA	4.800		07/21/06	49,999
		TOTAL VARIABLE NOTES				556,056

		TOTAL SHORT-TERM INVESTMENTS				1,666,839
		(Cost $1,666,712)

		TOTAL PORTFOLIO - 100.89%				123,194,398
		(Cost $101,449,806)
		OTHER ASSETS & LIABILITIES, NET - (0.89%)				(1,091,431)

		NET ASSETS - 100.00%				$122,102,967

		The following abbreviations are used in portfolio decriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LP	Limited Partnership
	Spon	Sponsored
	Regd	Registered

	*	Non-income producing
	**	Percentage represents less than 0.01%
	^	Amount represents less than $1,000
	a	Affiliated Holding
	b	In bankruptcy
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the Custodian to cover
		margin or other requirements on open futures contracts.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT
JANUARY 1, 2006 - MARCH 31, 2006

Issue	Value at December 31, 2005	Purchase Cost	Proceeds	Realized Gain/(Loss)	Dividend Income	Shares at March 31, 2006	Value at March 31, 2006
Brocade Communications Systems, Inc	$72,403,062	$2,971,153	$33,591,082	$7,461,073	$-	12,073,161	$80,648,715
Information Development Co	2,602,419	-	-	-	-	-	*
Playmates Holdings Ltd	15,044,266	-	5,634	(3,208)	-	113,203,000	14,150,649
Sumitomo Precision Products Co Ltd	16,696,433	-	-	-	-	-	*
Intelligent Wave, Inc	**	379,985	-	-	-	8,427	27,354,361
TBS International Ltd	5,976,000	-	1,657,055	(842,945)	-	-	*

		$3,351,138	$35,253,771	$6,614,920	$-		$122,153,725

*	Not an Affiliate as of March 31, 2006
**	Not an Affiliate as of December 31, 2005

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	GAIN
E-mini Russell 2000 Index	337	$26,009,660	June 2006	$1,273,237
E-mini S&P 500 Index	2,525	164,541,625	June 2006	663,956
		$190,551,285		$1,937,193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary of Market Values by Country
March 31, 2006
		% OF MARKET
DOMESTIC	VALUE	VALUE
UNITED STATES	$96,083,277,056	77.99%

TOTAL DOMESTIC	96,083,277,056	77.99

FOREIGN
ARGENTINA	277,132	0.00
AUSTRALIA	1,105,069,535	0.90
AUSTRIA	86,673,971	0.07
BELGIUM	193,424,798	0.16
BERMUDA	49,830	0.00
BRAZIL	76,278,933	0.06
CANADA	1,897,232,632	1.54
CAYMAN ISLANDS	8,489,574	0.01
CHILE	1,831,160	0.00
CHINA	26,537,451	0.02
COLUMBIA	506,050	0.00
CZECH REPUBLIC	664,235	0.00
DENMARK	119,938,971	0.10
EGYPT	993,592	0.00
FINLAND	621,193,352	0.50
FRANCE	2,433,297,727	1.98
GERMANY	2,152,555,067	1.75
GREECE	96,856,695	0.08
HONG KONG	484,862,287	0.39
HUNGARY	7,923,654	0.01
INDIA	67,621,093	0.06
INDONESIA	4,986,877	0.00
IRELAND	165,259,617	0.13
ITALY	925,124,688	0.75
ISRAEL	116,181,103	0.09
JAPAN	6,041,061,671	4.90
LUXEMBOURG	4,642,294	0.00
MALAYSIA	22,705,893	0.02
MEXICO	13,315,428	0.01
NETHERLANDS	1,274,596,216	1.03
NEW ZEALAND	40,143,848	0.03
NORWAY	144,346,961	0.12
PERU	203,094	0.00
PHILIPPINES	15,890,111	0.01
POLAND	1,501,415	0.00
PORTUGAL	53,727,347	0.04
REPUBLIC OF KOREA	107,364,466	0.09
RUSSIA	60,264,179	0.05
SINGAPORE	239,790,545	0.20
SOUTH AFRICA	47,010,487	0.04
SPAIN	757,613,246	0.62
SWEDEN	519,805,935	0.42
SWITZERLAND	2,047,480,872	1.66
TAIWAN (REPUBLIC OF CHINA)	57,339,230	0.05
THAILAND	18,135,162	0.02
TURKEY	1,555,454	0.00
UNITED KINGDOM	5,048,796,879	4.10

TOTAL FOREIGN	27,111,120,757	22.01

TOTAL PORTFOLIO	$123,194,397,813	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

			VALUE
SHARES			(000)

PREFERRED STOCK - 0.00% **

PRIMARY METAL INDUSTRIES - 0.00%**
13,200	v*	Superior Trust I	$-	^
		TOTAL PRIMARY METAL INDUSTRIES	-	^

		TOTAL PREFERRED STOCK	-	^
		(Cost $10)

COMMON STOCKS - 99.83%

AMUSEMENT AND RECREATION SERVICES - 0.30%
485,561	*	Wynn Resorts Ltd	37,315
		TOTAL AMUSEMENT AND RECREATION SERVICES	37,315

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
1,496,148		Polo Ralph Lauren Corp	90,682
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	90,682

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.99%
1,906,902		Lowe's Cos, Inc	122,881
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	122,881

BUSINESS SERVICES - 13.52%
6,126,076	*	Adobe Systems, Inc	213,923
1,278,452	*	Cognizant Technology Solutions Corp	76,055
5,837,142	*	eBay, Inc	227,999
3,587,686	*	Electronic Arts, Inc	196,318
368,200	*	F5 Networks, Inc	26,691
901,041	*	Google, Inc (Class A)	351,406
8,192,249		Microsoft Corp	222,911
502,000	*	Monster Worldwide, Inc	25,030
1,004,522		Omnicom Group, Inc	83,626
1,631,200	*	Red Hat, Inc	45,641
1,990,067		SAP AG. (Spon ADR)	108,100
423,532		WPP Group plc	25,412
2,222,019	*	Yahoo!, Inc	71,682
		TOTAL BUSINESS SERVICES	1,674,794

CHEMICALS AND ALLIED PRODUCTS - 13.64%
3,875,800	*	Amgen, Inc	281,964
416,328	*	Celgene Corp	18,410
555,708		Clorox Co	33,259
689,200		Daiichi Sankyo Co Ltd	15,683
2,027,981		Eli Lilly & Co	112,147
848,278	*	Forest Laboratories, Inc	37,859
1,352,308	*	Genentech, Inc	114,283
1,909,343	*	Genzyme Corp	128,346
1,223,898	*	Gilead Sciences, Inc	76,151
2,060,000	*	Keryx Biopharmaceuticals, Inc	39,367

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,726,830		Monsanto Co	$146,349
993,927		Novartis AG. (Regd)	55,140
3,311,170		Procter & Gamble Co	190,790
274,517		Roche Holding AG. (Genusscheine)	40,773
1,976,369	*	Sepracor, Inc	96,467
5,394,051		Teva Pharmaceutical Industries Ltd (Spon ADR)	222,127
1,645,946		Wyeth	79,861
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,688,976

COMMUNICATIONS - 4.27%
1,655,051		America Movil S.A. de C.V., Series L	56,702
2,550,200		AT&T, Inc	68,958
652,556		Cablevision Systems Corp (Class A)	17,423
469,245	*	NII Holdings, Inc (Class B)	27,671
7,497,282		Sprint Nextel Corp	193,730
3,778,415	*	Univision Communications, Inc (Class A)	130,242
873,995	*	Viacom, Inc	33,911
		TOTAL COMMUNICATIONS	528,637

EATING AND DRINKING PLACES - 0.37%
1,227,175	*	Starbucks Corp	46,191
		TOTAL EATING AND DRINKING PLACES	46,191

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.09%
3,883,647	*	Broadcom Corp (Class A)	167,618
3,868,468	*	Cisco Systems, Inc	83,830
1,505,553		Emerson Electric Co	125,909
9,794,605		General Electric Co	340,656
1,180,079		Harman International Industries, Inc	131,142
997,000	*	Infineon Technologies AG.	10,268
946,998		Linear Technology Corp	33,221
2,308,131	*	Marvell Technology Group Ltd	124,870
553,309	*	Micron Technology, Inc	8,145
9,736,633		Motorola, Inc	223,066
2,400	v*	NCP Litigation Trust	-	^
1,950,069	*	Nvidia Corp	111,661
6,885,436		Qualcomm, Inc	348,472
4,917,399		Texas Instruments, Inc	159,668
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,868,526

ENGINEERING AND MANAGEMENT SERVICES - 1.74%
5,129,068		Paychex, Inc	213,677
580,159	*	QinetiQ plc	1,965
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	215,642

FOOD AND KINDRED PRODUCTS - 2.93%
2,134,000		Altria Group, Inc	151,215
3,651,307		PepsiCo, Inc	211,009
		TOTAL FOOD AND KINDRED PRODUCTS	362,224

FURNITURE AND HOMEFURNISHINGS STORES - 1.54%
3,462,311	*	Bed Bath & Beyond, Inc	132,953
412,478		Best Buy Co, Inc	23,070
1,428,522		Circuit City Stores, Inc	34,970
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	190,993

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
GENERAL BUILDING CONTRACTORS - 0.00% **
1,800	v*	Mascotech	$-	^
		TOTAL GENERAL BUILDING CONTRACTORS	-	^

GENERAL MERCHANDISE STORES - 1.90%
2,906,061		Target Corp	151,144
1,775,993		Wal-Mart Stores, Inc	83,898
		TOTAL GENERAL MERCHANDISE STORES	235,042

HEALTH SERVICES - 1.45%
3,301,071		Caremark Rx, Inc	162,347
290,876	*	Medco Health Solutions, Inc	16,644
		TOTAL HEALTH SERVICES	178,991

HOLDING AND OTHER INVESTMENT OFFICES - 0.13%
44		Global Signal, Inc	2
303,490		iShares Russell 1000 Growth Index Fund	16,006
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,008

HOTELS AND OTHER LODGING PLACES - 1.45%
1,827,890		Hilton Hotels Corp	46,538
378,116	*	Las Vegas Sands Corp	21,424
1,652,306	*	Starwood Hotels & Resorts Worldwide, Inc	111,911
		TOTAL HOTELS AND OTHER LODGING PLACES	179,873

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.94%
1,608,677	*	Apple Computer, Inc	100,896
8,183,572		Applied Materials, Inc	143,294
1,775,368		Caterpillar, Inc	127,489
112,000		Deere & Co	8,854
790,092	*	Dell, Inc	23,513
318,400		Joy Global, Inc	19,031
3,543,697	*	Juniper Networks, Inc	67,756
5,823,639	*	Network Appliance, Inc	209,826
652,152	*	Rackable Systems, Inc	34,466
108,879	v*	Seagate Technology, Inc	-	^
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	735,125

INSTRUMENTS AND RELATED PRODUCTS - 5.02%
1,868,240	*	Agilent Technologies, Inc	70,152
883,135		Alcon, Inc	92,076
1,126,938		Johnson & Johnson	66,737
2,773,276		Medtronic, Inc	140,744
3,262,349	*	St. Jude Medical, Inc	133,756
1,750,363	*	Zimmer Holdings, Inc	118,325
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	621,790

INSURANCE CARRIERS - 3.74%
3,955,417		Aetna, Inc	194,369
1,000,602		Genworth Financial, Inc	33,450
892,470		Progressive Corp	93,049
1,834,319	*	WellPoint, Inc	142,031
		TOTAL INSURANCE CARRIERS	462,899

LEATHER AND LEATHER PRODUCTS - 0.44%
1,580,879	e*	Coach, Inc	54,667
		TOTAL LEATHER AND LEATHER PRODUCTS	54,667

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

METAL MINING - 0.61%
1,563,482		Companhia Vale do Rio Doce (ADR)	$75,876
		TOTAL METAL MINING	75,876

MISCELLANEOUS RETAIL - 2.22%
8,092,612		CVS Corp	241,726
1,323,176		Staples, Inc	33,768
		TOTAL MISCELLANEOUS RETAIL	275,494

MOTION PICTURES - 1.05%
1,711,486		News Corp (Class A)	28,427
3,621,360		Walt Disney Co	101,000
		TOTAL MOTION PICTURES	129,427

NONDEPOSITORY INSTITUTIONS - 2.71%
5,143,900		American Express Co	270,312
1,257,209		SLM Corp	65,299
		TOTAL NONDEPOSITORY INSTITUTIONS	335,611

OIL AND GAS EXTRACTION - 2.62%
437,991		Baker Hughes, Inc	29,958
1,728,318		Halliburton Co	126,202
1,108,997		Schlumberger Ltd	140,366
642,662		XTO Energy, Inc	28,001
		TOTAL OIL AND GAS EXTRACTION	324,527

PETROLEUM AND COAL PRODUCTS - 0.58%
990,143		EOG Resources, Inc	71,290
		TOTAL PETROLEUM AND COAL PRODUCTS	71,290

PRIMARY METAL INDUSTRIES - 2.29%
10,555,098	*	Corning, Inc	284,038
		TOTAL PRIMARY METAL INDUSTRIES	284,038

RAILROAD TRANSPORTATION - 0.19%
390,982		CSX Corp	23,381
		TOTAL RAILROAD TRANSPORTATION	23,381

SECURITY AND COMMODITY BROKERS - 6.61%
12,281,869		Charles Schwab Corp	211,371
320,162		Chicago Mercantile Exchange Holdings, Inc	143,273
3,413,532	*	E*Trade Financial Corp	92,097
1,234,529		Goldman Sachs Group, Inc	193,772
266,436		Legg Mason, Inc	33,392
961,191		Merrill Lynch & Co, Inc	75,703
3,282,979		TD Ameritrade Holding Corp	68,516
		TOTAL SECURITY AND COMMODITY BROKERS	818,124

TRANSPORTATION BY AIR - 0.35%
2,444,259		Southwest Airlines Co	43,972
482	v*	Timco Aviation Services, Inc Wts	-	^
		TOTAL TRANSPORTATION BY AIR	43,972

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

					VALUE
SHARES					(000)
TRANSPORTATION EQUIPMENT - 3.37%
2,332,476		Boeing Co			$181,770
4,064,700		United Technologies Corp			235,630
		TOTAL TRANSPORTATION EQUIPMENT			417,400

TRANSPORTATION SERVICES - 0.25%
376,200		CH Robinson Worldwide, Inc			18,467
387,906		UTI Worldwide, Inc			12,258
		TOTAL TRANSPORTATION SERVICES			30,725

TRUCKING AND WAREHOUSING - 1.13%
1,762,272		United Parcel Service, Inc (Class B)			139,889
		TOTAL TRUCKING AND WAREHOUSING			139,889

WATER TRANSPORTATION - 0.26%
668,460		Carnival Corp			31,665
		TOTAL WATER TRANSPORTATION			31,665

WHOLESALE TRADE-DURABLE GOODS - 0.32%
845,600	*	Advanced Medical Optics, Inc			39,439
		TOTAL WHOLESALE TRADE-DURABLE GOODS			39,439

WHOLESALE TRADE-NONDURABLE GOODS - 0.08%
121,630		Nike, Inc (Class B)			10,351
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			10,351

		TOTAL COMMON STOCKS			12,362,465
		(Cost $10,650,460)
				MATURITY
PRINCIPAL		RATE		DATE

SHORT-TERM INVESTMENTS - 0.22%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.22%
$ 27,130,000		Federal Home Loan Mortgage Corp (FHLMC)	4.670%	04/03/06	27,120
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			27,120

		TOTAL SHORT-TERM INVESTMENTS			27,120
		(Cost $27,123)

		TOTAL PORTFOLIO - 100.05%			12,389,585
		(Cost $10,677,593)
		OTHER ASSETS & LIABILITIES, NET - (0.05%)			(6,255)

		NET ASSETS - 100.00%			$12,383,330

		The following abbreviations are used in portfolio decriptions:
	ADR	American Depositary Receipt
	Spon	Sponsored

	*	Non-income producing
	**	Percentage represents less than 0.01%
	^	Amount represents less than $1,000
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.23%

COMMUNICATIONS - 0.00% **
7,466		ProSiebenSat.1 Media AG.	$194
		TOTAL COMMUNICATIONS	194

INSURANCE CARRIERS - 0.00% **
7,402		Great-West Lifeco, Inc (Series E)	174
2,713		Great-West Lifeco, Inc (Series F)	64
		TOTAL INSURANCE CARRIERS	238

TRANSPORTATION EQUIPMENT - 0.23%
31,470		Porsche AG.	30,086
		TOTAL TRANSPORTATION EQUIPMENT	30,086

		TOTAL PREFERRED STOCKS	30,518
		(Cost $23,918)

COMMON STOCKS - 99.11%

AGRICULTURAL PRODUCTION-CROPS - 0.02%
160,655		Gallaher Group plc	2,341
		TOTAL AGRICULTURAL PRODUCTION-CROPS	2,341

AGRICULTURAL SERVICES - 0.00% **
3,355		Yara International ASA	53
		TOTAL AGRICULTURAL SERVICES	53

AMUSEMENT AND RECREATION SERVICES - 0.70%
40,300		Aruze Corp	922
2,752		Gamesa Corp Tecnologica S.A.	53
32,451		Harrah's Entertainment, Inc	2,530
102,313		Hilton Group plc	690
250,393		Intrawest Corp	8,560
916,388	*	Live Nation, Inc	18,181
503		Lottomatica S.p.A	21
12,457	e	MI Developments, Inc	434
55,389		OPAP S.A.	2,114
2,863		Oriental Land Co Ltd	166
728		Paddy Power plc	12
379,162	e	Publishing & Broadcasting Ltd	4,677
36,507		Rank Group plc	143
215,100		Sega Sammy Holdings, Inc	8,714
5,801,245		Sportingbet plc	37,735
828,464		TABCORP Holdings Ltd	9,139
1,939		UNiTAB Ltd	21
25,517		William Hill plc	265
2,883	e*	Wynn Resorts Ltd	222
		TOTAL AMUSEMENT AND RECREATION SERVICES	94,599

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

APPAREL AND ACCESSORY STORES - 0.69%
30,641		Abercrombie & Fitch Co (Class A)	$1,786
33,900		American Eagle Outfitters, Inc	1,012
3,414		Aoyama Trading Co Ltd	113
21,421		Burberry Group plc	172
57,087	*	Chico's FAS, Inc	2,320
3,364		Fast Retailing Co Ltd	328
10,042		Foot Locker, Inc	240
446,200		Gap, Inc	8,335
24,034		Giordano International Ltd	13
550,043		Hennes & Mauritz AB (B Shs)	20,044
1,103,425		Inditex S.A.	42,530
131,173	*	Kohl's Corp	6,954
17,380		Limited Brands, Inc	425
160,100		Nishimatsuya Chain Co Ltd	3,392
26,500		Nordstrom, Inc	1,038
63,800	*	Payless Shoesource, Inc	1,460
8,141		Ross Stores, Inc	238
16,914		SSL International plc	94
98,600		United Arrows Ltd	2,683
		TOTAL APPAREL AND ACCESSORY STORES	93,177

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
31,000		Bebe Stores, Inc	571
1,027		Benetton Group S.p.A.	15
2,312		Cintas Corp	99
15,544	*	Gildan Activewear, Inc	736
21,466		Gunze Ltd	145
3,907		Jones Apparel Group, Inc	138
3,446		Liz Claiborne, Inc	141
38,158		Mitsubishi Rayon Co Ltd	312
399,323		Nisshinbo Industries, Inc	4,464
10,626		Onward Kashiyama Co Ltd	187
28,300		Polo Ralph Lauren Corp	1,715
49,500		Shimamura Co Ltd	5,743
14,387		Tokyo Style Co Ltd	171
65,056		Toyobo Co Ltd	201
3,345		VF Corp	190
11,183		Wacoal Holdings Corp	152
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	14,980

AUTO REPAIR, SERVICES AND PARKING - 0.01%
11,505		Aisin Seiki Co Ltd	446
6,174		NOK Corp	166
9,422		Sumitomo Rubber Industries, Inc	123
1,000		T RAD Co Ltd	5
		TOTAL AUTO REPAIR, SERVICES AND PARKING	740

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
6,753		Advance Auto Parts	281
11,104	*	Autonation, Inc	239
19,938	*	Autozone, Inc	1,988
17,957	e	Canadian Tire Corp (Class A)	964
6,832	*	Carmax, Inc	223
273,350		Jardine Cycle & Carriage Ltd	1,875
242,400		Suzuki Motor Corp	5,557

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			$11,127

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.22%
16,700		Building Material Holding Corp			595
4,784		Fastenal Co			227
3,447		Grafton Group plc			45
297,846		Home Depot, Inc			12,599
235,480		Lowe's Cos, Inc			15,174
28,852	*	RONA, Inc			551
6,768		Travis Perkins plc			196
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			29,387

BUSINESS SERVICES - 4.81%
585,381		Accenture Ltd (Class A)			17,602
256	*	Access Co Ltd			2,256
462		Acciona S.A.			72
22,000		Acxiom Corp			568
5,224		Adecco S.A. (Regd)			291
83,665	*	Adobe Systems, Inc			2,922
18,108		Aegis Group plc			43
77,884	*	Affiliated Computer Services, Inc (Class A)			4,647
4,117		Aggreko plc			23
69	*	Aplix Corp			684
542		Asatsu-DK, Inc			19
3,532	*	Atos Origin S.A.			261
22,116	*	Autodesk, Inc			852
224,100		Automatic Data Processing, Inc			10,237
4,618		Autostrade S.p.A.			114
164,721	*	BEA Systems, Inc			2,163
69,349	*	BMC Software, Inc			1,502
15,674	e	Brambles Industries Ltd			120
3,942	*	Business Objects S.A.			144
30,313		CA, Inc			825
27,812	*	Cadence Design Systems, Inc			514
7,520		Cap Gemini S.A.			409
52,204		Cendant Corp			906
63,880	*	CGI Group, Inc (Class A)			424
2,122,574		Cintra Concesiones de Infraestructuras de Transporte S.A.			27,510
10,888	*	Citrix Systems, Inc			413
28,299	*	Cognizant Technology Solutions Corp			1,684
21,546	*	Cognos, Inc			838
989,181	*	Computer Sciences Corp			54,949
25,282	*	Compuware Corp			198
23,375	*	Convergys Corp			426
8,052		CSK Holdings Corp			399
6,748		Dassault Systemes S.A.			385
864		Dentsu, Inc			3,127
578,775	*	DST Systems, Inc			33,534
20		eAccess Ltd			15
117,250	*	Earthlink, Inc			1,120
83,595	*	eBay, Inc			3,265
21,174	*	Electronic Arts, Inc			1,159
40,538		Electronic Data Systems Corp			1,088
340,527	*	Elpida Memory, Inc			12,179
30,708		Equifax, Inc			1,143
253,100		Fair Isaac Corp			10,028

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

543	*	Fidec Corp	$1,523
9,779		Fidelity National Information Services, Inc	396
26,047		First Choice Holidays plc	97
699,100		First Data Corp	32,732
277,486	*	Fiserv, Inc	11,807
86,365	*	Focus Media Holding Ltd	5,011
3,697		Fuji Soft ABC, Inc	110
148,999		Fujitsu Ltd	1,254
5,968,200	*	Gemplus International S.A.	18,417
7,668	e	Getronics NV	93
3,173	*	Getty Images, Inc	238
31,000		Global Payments, Inc	1,643
13,132		GN Store Nord	181
20		Goodwill Group, Inc	19
47,841	*	Google, Inc (Class A)	18,658
47,000		Group 4 Securicor plc	154
2,800	e	Gruppo Editoriale L'Espresso S.p.A.	15
3,581		GTECH Holdings Corp	122
1,014		Hakuhodo DY Holdings, Inc	85
25,735		Hays plc	72
2,104		Indra Sistemas S.A.	43
61,880		Information Development Co	649
11,800		Infosys Technologies Ltd	789
747		Intelligent Wave, Inc	2,425
22,400	*	Intergraph Corp	933
10,586	*	Interpublic Group of Cos, Inc	101
870,252	*	Intuit, Inc	46,289
17,283		iSOFT Group plc	44
7,595		Konami Corp	191
1,382	*	Lamar Advertising Co	73
92,169		LogicaCMG plc	313
18,908		Manpower, Inc	1,081
99,600	*	McAfee, Inc	2,423
4,110	*	Mercury Interactive Corp	143
4,420,561		Microsoft Corp	120,283
42,273		Misys plc	165
866		Monex Beans Holdings, Inc	1,189
80,635		Moody's Corp	5,762
167,689		NEC Corp	1,175
163,400		Nippon System Development Co Ltd	5,678
48,000		Nomura Research Institute Ltd	5,870
146		NTT Data Corp	700
1,625		Obic Co Ltd	342
9,242		Omnicom Group, Inc	769
11,069	e*	Open Text Corp	181
569,744	*	Oracle Corp	7,800
5,364		Oracle Corp Japan	268
962		Pasona, Inc	2,258
10,690,000	*	Paxys, Inc	1,881
1,237		Promotora de Informaciones S.A. (PRISA)	23
1,687		Public Power Corp	40
4,764		Rakuten, Inc	4,320
748		Randstad Holdings NV	44
79,437		Rentokil Initial plc	215
84,302		Reuters Group plc	580
2,599		Robert Half International, Inc	100

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
12,059		Sabre Holdings Corp	$284
144,022		Sage Group plc	688
173,741		SAP AG.	37,637
67		SAP AG. (Spon ADR)	4
10,892		Secom Co Ltd	556
4,778		Securitas AB (B Shs)	92
10,843		ServiceMaster Co	142
70		SGS S.A.	65
348,569		Singapore Post Ltd	258
2,468,405		Solomon Systech International Ltd	1,193
983,426	*	Sun Microsystems, Inc	5,045
49,800	*	Sybase, Inc	1,052
1	*	Symantec Corp	-	^
39,768	*	Synopsys, Inc	889
182,393		Telecom Italia Media S.p.A.	98
3,910	*	Telelogic AB	11
5,914	e	Tietoenator Oyj	231
3,883		TIS, Inc	105
107,500		Trend Micro, Inc	3,763
70,600		UFJ Central Leasing Co Ltd	3,800
27,080	*	Unisys Corp	186
1,188		USS Co Ltd	81
6,745		Vedior NV	132
1,218,369	*	VeriSign, Inc	29,229
260,646		Waste Management, Inc	9,201
4,886	*	West Corp	218
40,096		WM-Data AB (B Shs)	131
3,221,965		WPP Group plc	38,590
952		Yahoo! Japan Corp	579
101,117	*	Yahoo!, Inc	3,262
		TOTAL BUSINESS SERVICES	646,347

CHEMICALS AND ALLIED PRODUCTS - 8.94%
238,683		Abbott Laboratories	10,137
520,053	*	Adams Respiratory Therapeutics, Inc	20,683
30,486	*	Agrium, Inc	770
5,348		Air Liquide S.A.	1,112
93,241		Air Products & Chemicals, Inc	6,265
138,851		Akzo Nobel NV	7,358
2,205		Alfresa Holdings Corp	134
46,200	*	Alkermes, Inc	1,019
11,000		Allergan, Inc	1,194
9,072		Altana AG.	561
4,706,000		Aluminum Corp of China Ltd	4,973
1,078,949	*	Amgen, Inc	78,494
22,708	*	Angiotech Pharmaceuticals, Inc	335
81,850		Asahi Kasei Corp	582
888,842		Astellas Pharma, Inc	33,673
672,934		AstraZeneca plc	33,850
1,517		Avery Dennison Corp	89
7,606		Avon Products, Inc	237
634,487		BASF AG.	49,678
68,063		Bayer AG.	2,723
271		Beiersdorf AG.	39
84,244	*	Biogen Idec, Inc	3,968
31,053	*	Biovail Corp International	754

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
36,909		BOC Group plc	$990
26,584		Boots Group plc	332
120,700		ristol-Myers Squibb Co	2,970
15,000		Cabot Corp	510
120,000		Celanese Corp (Series A)	2,516
79,616	*	Celgene Corp	3,521
17,634	*	Chiron Corp	808
29,944		Chugai Pharmaceutical Co Ltd	542
1,087		Ciba Specialty Chemicals AG. (Regd)	65
50,509		Cipla Ltd	751
5,638		Clariant AG.	87
70,580		Clorox Co	4,224
356,600		Colgate-Palmolive Co	20,362
862,927		CSL Ltd	33,657
62,400		Cytec Industries, Inc	3,745
15,440		Daicel Chemical Industries Ltd	130
1,261,516		Daiichi Sankyo Co Ltd	28,707
37,699		Dainippon Ink and Chemicals, Inc	140
220,567		Dow Chemical Co	8,955
5,867		DSM NV	268
290,183		Du Pont (E.I.) de Nemours & Co	12,249
42,000		Eastman Chemical Co	2,150
3,099		Ecolab, Inc	118
21,566		Eisai Co Ltd	938
23,994		* Elan Corp plc	346
62,046		Eli Lilly & Co	3,431
2,068		Estee Lauder Cos (Class A)	77
28,000		FMC Corp	1,735
67,347	*	Genentech, Inc	5,691
46,467	*	Genzyme Corp	3,124
76,860	*	Gilead Sciences, Inc	4,782
544,482		GlaxoSmithKline plc	14,214
8,000,000	*	Global Bio-Chem Technology Group Co Ltd Wts	58
3,926		H Lundbeck a/s	86
97,091		Haw Par Corp Ltd	357
424,306		Henkel KGaA	49,535
98,246	*	Hospira, Inc	3,877
110,000	*	Huntsman Corp	2,123
58,301		Imperial Chemical Industries plc	350
1,289		International Flavors & Fragrances, Inc	44
7,376	*	Invitrogen Corp	517
4,657		Ishihara Sangyo Kaisha Ltd	9
10,475		JSR Corp	311
31,700		Kaken Pharmaceutical Co Ltd	265
10,029		Kansai Paint Co Ltd	92
33,576		Kao Corp	882
88,000	*	King Pharmaceuticals, Inc	1,518
41,372		Kingboard Chemical Holdings Ltd	125
537		Kose Corp	20
34,197		Kuraray Co Ltd	401
122,800		Kyowa Hakko Kogyo Co Ltd	895
578,219		Linde AG.	50,136
2,038		Lonza Group AG. (Regd)	139
12,646		L'Oreal S.A.	1,113
213,698		Lyondell Chemical Co	4,253
620,220	*	Mayne Pharma Ltd	1,309

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
14,843		Mediceo Paltac Holdings Co Ltd	$239
15,373	*	Medimmune, Inc	562
541,296		Merck & Co, Inc	19,070
213,561		Merck KGaA	20,270
29,801		Methanex Corp	611
18,923	*	Millennium Pharmaceuticals, Inc	191
74,227		Mitsubishi Chemical Holdings Corp	457
23,215		Mitsubishi Gas Chemical Co, Inc	282
42,911		Mitsui Chemicals, Inc	315
57,070		Monsanto Co	4,837
1,390,200	*	Nektar Therapeutics	28,332
25,523		Nippon Kayaku Co Ltd	225
8,512		Nippon Shokubai Co Ltd	101
7,155		Nissan Chemical Industries Ltd	121
20,679		;Nova Chemicals Corp	590
119,596		Novartis AG. (ADR)	6,630
1,972,552		Novartis AG. (Regd)	109,431
17,899		Novo Nordisk a/s (B Shs)	1,112
1,586		Novozymes a/s	107
26,000		Olin Corp	558
320		Omega Pharma S.A.	19
258,094		Orica Ltd	4,268
2,237,657		Pfizer, Inc	55,762
24,771	e	Potash Corp of Saskatchewan	2,183
6,074		PPG Industries, Inc	385
14,045		Praxair, Inc	774
1,128,447		Procter & Gamble Co	65,021
15,708	*	QLT, Inc	121
38,423		Reckitt Benckiser plc	1,350
534,621		Roche Holding AG. (Genusscheine)	79,405
133,274		Rohm & Haas Co	6,513
180,525		Sanofi-Aventis	17,149
16,253		Santen Pharmaceutical Co Ltd	390
90,300		Sawai Pharmaceutical Co Ltd	3,291
21,110		Schering AG.	2,192
75,772	*	Sepracor, Inc	3,698
21,300		Serono S.A. (B Shs)	14,807
4,632		Sherwin-Williams Co	229
155,900		Shin-Etsu Chemical Co Ltd	8,443
29,932		Shionogi & Co Ltd	490
5,830		Shiseido Co Ltd	108
60,906		Showa Denko KK	270
40,267		Sigma-Aldrich Corp	2,649
4,623,000		Sumitomo Chemical Co Ltd	37,536
46,043		Sun Pharmaceuticals Industries Ltd	888
546,279		Symbion Health Ltd	1,340
6,863	*	Syngenta AG.	9
4,839	*	Syngenta AG.	678
26,323		Taisho Pharmaceutical Co Ltd	529
10,410		Taiyo Nippon Sanso Corp	77
62,555		Takeda Pharmaceutical Co Ltd	3,557
31,836		Tanabe Seiyaku Co Ltd	352
996,000		Teijin Ltd	6,610
1,598,182		Teva Pharmaceutical Industries Ltd (Spon ADR)	65,813
13,749		Tokuyama Corp	232
261,318		Toray Industries, Inc	2,135

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
31,936		Tosoh Corp	$159
2,474	*	Tronox, Inc	42
1,415		UCB S.A.	69
30,181		USEC, Inc	364
49,700		Valspar Corp	1,385
35,000	*	Watson Pharmaceuticals, Inc	1,006
16,600		Westlake Chemical Corp	573
1,543,836		Wyeth	74,907
2,563		Zeltia S.A.	20
7,603		Zeon Corp	98
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,201,115

COAL MINING - 0.17%
990,581		BHP Billiton Ltd	19,777
5,651		Consol Energy, Inc	419
4,532		Massey Energy Co	164
40,568		Peabody Energy Corp	2,045
		TOTAL COAL MINING	22,405

COMMUNICATIONS - 4.36%
512,100		Advanced Info Service PCL	1,205
10,291		Aliant, Inc	314
44,966		Alltel Corp	2,912
61,834	*	American Tower Corp (Class A)	1,875
1,257		Antena 3 de Television S.A.	32
795,360		AT&T, Inc	21,507
3,328,616	*	Austar United Communications Ltd	3,026
28,129	*	Avaya, Inc	318
69,979	*	BCE, Inc	1,687
522,030		Belgacom S.A.	16,671
476,851		BellSouth Corp	16,523
70,046		British Sky Broadcasting plc	656
631,324		BT Group plc	2,431
218,927		Cable & Wireless plc	415
13,093		Cablevision Systems Corp (Class A)	350
39,000		CenturyTel, Inc	1,526
4,200,000		China Mobile Hong Kong Ltd	22,056
254,000		Chunghwa Telecom Co Ltd	479
469,409		Clear Channel Communications, Inc	13,618
362,099	*	Comcast Corp (Class A)	9,473
47,228	*	Comcast Corp (Special Class A)	1,234
16,000		Commonwealth Telephone Enterprises, Inc	551
37,523		Cosmote Mobile Telecommunications S.A.	867
73,488	*	Crown Castle International Corp	2,083
199,052		Deutsche Telekom AG. (Regd)	3,353
136,140	*	DIRECTV Group, Inc	2,233
15,439	*	Discovery Holding Co (Class A)	232
1,281,401	*	EchoStar Communications Corp (Class A)	38,275
99,851		Eircom Group plc	257
9,005		Elisa Oyj	178
104,152		France Telecom S.A.	2,339
1,056		Fuji Television Network, Inc	2,631
517,300		Gestevision Telecinco S.A.	12,902
36,238	*	Hellenic Telecommunications Organization S.A.	807
132,380	*	Hutchison Telecommunications International Ltd	226
242,288		ITV plc	501

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
3,663	*	Jupiter Telecommunications Co	$2,583
188		KDDI Corp	1,002
22,000	e*	Level 3 Communications, Inc	114
15,190	*	Liberty Global, Inc	311
12,890	*	Liberty Global, Inc (Series C)	255
444,500	*	Liberty Media Corp (Class A)	3,649
22,765		Mediaset S.p.A.	268
460		Mobistar S.A.	33
821	*	Modern Times Group AB (B Shs)	39
9,807	*	NII Holdings, Inc (Class B)	578
6,364		Nippon Telegraph & Telephone Corp	27,238
1,245,447		NTL, Inc	36,255
1,250		NTT DoCoMo, Inc	1,843
273		Okinawa Cellular Telephone Co	641
62,000	e	Philippine Long Distance Telephone Co (Spon ADR)	2,329
33,073		Portugal Telecom SGPS S.A. (Regd)	401
3,502,500		PT Indosat Tbk	1,985
1,267		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	15
920,083		Publicis Groupe S.A.	35,853
112,211	*	Qwest Communications International, Inc	763
47,587		Rogers Communications, Inc	1,817
5,352,736		Royal KPN NV	60,242
78,442		Seat Pagine Gialle S.p.A.	37
1,432,739		SES Global S.A.	22,783
43,061		Shaw Communications, Inc	1,028
950,544		Singapore Telecommunications Ltd	1,557
97,469	e*	Sirius Satellite Radio, Inc	495
3,143		Sky Network Television Ltd	12
194,709		SmarTone Telecommunications Holding Ltd	213
4,393		Societe Television Francaise 1 (T.F.1)	133
1,422	*	Sogecable S.A.	57
3,219,993		Sprint Nextel Corp	83,205
4,193		Swisscom AG. (Regd)	1,356
379,000		Taiwan Mobile Co Ltd	361
27,675	e	Tele2 AB (B Shs)	327
613,099	e	Telecom Corp of New Zealand Ltd	2,076
1,034,867		Telecom Italia S.p.A.	3,015
137,500		Telecom Italia S.p.A. (RNC)	366
105,666		Telefonica S.A.	1,656
38,084		Telekom Austria AG.	896
93,404		Telenor ASA	1,003
8,984		Telephone & Data Systems, Inc	339
13,745		Telephone & Data Systems, Inc	542
4,600		Television Broadcasts Ltd	26
137,834		TeliaSonera AB	826
268,124		Telstra Corp Ltd	715
14,103		TELUS Corp	554
37,398		TELUS Corp	1,448
3,846	e*	Tiscali S.p.A.	12
59,700		Tokyo Broadcasting System, Inc	1,599
4,015,800	*	True Corp PCL	1,084
582		TV Asahi Corp	1,495
13,207	*	Univision Communications, Inc (Class A)	455
93,010		Usen Corp	2,211
765,224		Verizon Communications, Inc	26,063
996,176	*	Viacom, Inc	38,652

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
62,541		Vivendi Universal S.A.	$2,145
9,998,270		Vodafone Group plc	20,898
93,462		Vodafone Group plc (Spon ADR)	1,953
13,040	*	XM Satellite Radio Holdings, Inc	290
		TOTAL COMMUNICATIONS	585,840

DEPOSITORY INSTITUTIONS - 9.79%
17,711		77 Bank Ltd	136
2,118,872		ABN AMRO Holding NV	63,437
40,365		Allied Irish Banks plc	962
19,846		Alpha Bank S.A.	732
20,865		AmSouth Bancorp	564
216,200	v*	Ashikaga Financial Group, Inc	-	^
7,303		Associated Banc-Corp	248
44,348		Australia & New Zealand Banking Group Ltd	838
5,458		Banca Antonveneta S.p.A.	175
4,751		Banca Fideuram S.p.A.	27
238,625		Banca Intesa S.p.A.	1,424
56,355	e	Banca Monte dei Paschi di Siena S.p.A.	317
22,705		Banca Nazionale del Lavoro S.p.A.	80
1,701,244		Banca Popolare di Milano	20,052
26,341		Banche Popolari Unite Scrl	638
52,667		Banco Bilbao Vizcaya Argentaria S.A.	1,098
4,911		Banco BPI S.A. (Regd)	35
31,575		Banco Comercial Portugues S.A. (Regd)	100
3,450,700		Banco de Oro Universal Bank	2,293
1,696		Banco Espirito Santo S.A. (Regd)	31
21,785		Banco Popolare di Verona e Novara Scrl	576
13,745		Banco Popular Espanol S.A.	202
92,285		Banco Santander Central Hispano S.A.	1,346
1,430,037		Bank of America Corp	65,124
95,802		Bank of East Asia Ltd	346
45,293		Bank of Fukuoka Ltd	381
72,830		Bank of Ireland (London)	1,348
31,839		Bank of Kyoto Ltd	383
114,295		Bank of Montreal	6,500
540,383		Bank of New York Co, Inc	19,475
228,207	e	Bank of Nova Scotia	9,159
76,141		Bank of Yokohama Ltd	622
4,450,000		Bank Rakyat Indonesia	1,910
419,803		Barclays plc	4,904
36,203		BB&T Corp	1,419
4,726	*	BNP Paribas	424
47,260		BNP Paribas	4,384
217,784		BOC Hong Kong Holdings Ltd	438
76,549	e	Canadian Imperial Bank of Commerce	5,643
82,337		Capitalia S.p.A.	684
45,556		Chiba Bank Ltd	404
515,846		CIT Group, Inc	27,608
1,426,158		Citigroup, Inc	67,357
7,811		Close Brothers Group plc	144
43,348		Comerica, Inc	2,513
9,996		Commerce Bancorp, Inc	366
2,616,004		Commerzbank AG.	104,090
41,930		Commonwealth Bank of Australia	1,354
45,744		Compass Bancshares, Inc	2,315

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
35,903		Credit Agricole S.A.	$1,395
34,463		Danske Bank a/s	1,277
260,881		DBS Group Holdings Ltd	2,628
1,412,800		Depfa Bank plc	25,133
42,608		Deutsche Bank AG. (Regd)	4,860
8,853		Dexia	229
56,994		DNB NOR Holding ASA	766
12,059		EFG Eurobank Ergasias S.A.	464
2,867	*	Emporiki Bank of Greece S.A.	96
9,590		Erste Bank der Oesterreichischen Sparkassen AG.	565
3,814	*	Erste Bank der Oesterreichischen Sparkassen AG.	222
27,415		Fifth Third Bancorp	1,079
30,876		First Horizon National Corp	1,286
18,188		Fortis	649
15,212		Golden West Financial Corp	1,033
39,594		Gunma Bank Ltd	299
53,255		Hang Seng Bank Ltd	686
959,042		HBOS plc	15,986
259,008		Hokuhoku Financial Group, Inc	1,135
3,050,257		HSBC Holdings plc (United Kingdom)	51,056
349,600		Hudson City Bancorp, Inc	4,646
14,321		Huntington Bancshares, Inc	346
69,618		ICICI Bank Ltd (Spon ADR)	1,927
3,925		Investors Financial Services Corp	184
63,639		Joyo Bank Ltd	448
897,400		JPMorgan Chase & Co	37,368
353,672		Julius Baer Holding AG.	31,907
989,500		Kasikornbank PCL	1,743
77,161		Keycorp	2,840
61,540		Kookmin Bank	5,314
3,087,904		Lloyds TSB Group plc	29,485
4,100		M&T Bank Corp	468
11,738		Marshall & Ilsley Corp	512
889,980		Mediobanca S.p.A.	19,063
101,438		Mellon Financial Corp	3,611
8,713		Mercantile Bankshares Corp	335
460		Mitsubishi UFJ Financial Group, Inc	7,018
32,153		Mitsui Trust Holdings, Inc	469
2,711		Mizuho Financial Group. Inc	22,126
45,539		National Australia Bank Ltd	1,224
37,763	e	National Bank Of Canada	2,067
18,936		National Bank of Greece S.A.	889
527,730		National City Corp	18,418
15,504		New York Community Bancorp, Inc	272
26,885		Nishi-Nippon City Bank Ltd	146
121,837		Nordea Bank AB (Sweden)	1,505
69,506		North Fork Bancorporation, Inc	2,004
281,520		Northern Trust Corp	14,780
620,878		Oversea-Chinese Banking Corp	2,571
10,320		Piraeus Bank S.A.	312
104,957		PNC Financial Services Group, Inc	7,065
476		Raiffeisen International Bank Holding AG.	41
31,344		Regions Financial Corp	1,102
292	*	Resona Holdings, Inc	1,002
1,438,236	e	Royal Bank of Canada	60,693
1,112	*	Royal Bank Of Canada	94

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,561,828		Royal Bank of Scotland Group plc	$50,741
60,944		Sanpaolo IMI S.p.A.	1,089
4,542,065		Shinsei Bank Ltd	31,720
49,887		Shizuoka Bank Ltd	502
26,654		Skandinaviska Enskilda Banken AB (A Shs)	660
477,452		Societe Generale (A Shs)	71,704
23,973		Sovereign Bancorp, Inc	525
31,685		State Street Corp	1,915
3,913		Sumitomo Mitsui Financial Group, Inc	43,113
5,001,168		Sumitomo Trust & Banking Co Ltd	57,730
105,105		SunTrust Banks, Inc	7,647
11,367		Suruga Bank Ltd	153
34,887		Svenska Handelsbanken AB (A Shs)	969
16,014		Synovus Financial Corp	434
8,031		TCF Financial Corp	207
10,514		TD Banknorth, Inc	309
2,670,102	e	UniCredito Italiano S.p.A	19,274
33,259		UnionBanCal Corp	2,333
2,310,118		United Overseas Bank Ltd	22,271
412,984		US Bancorp	12,596
446,700		Wachovia Corp	25,038
1,196,446		Washington Mutual, Inc	50,993
1,474,300		Wells Fargo & Co	94,164
28,438		Westpac Banking Corp	483
2,850		Wing Hang Bank Ltd	24
5,584		Zions Bancorporation	462
		TOTAL DEPOSITORY INSTITUTIONS	1,316,501

EATING AND DRINKING PLACES - 0.45%
39,400		Aramark Corp (Class B)	1,164
1,850		Autogrill S.p.A.	27
782,343		Brinker International, Inc	33,054
127,002		Compass Group plc	503
50,121		Darden Restaurants, Inc	2,056
66,200		Domino's Pizza, Inc	1,890
22,566		Enterprise Inns plc	373
331,300		McDonald's Corp	11,384
14,633,093		Minor International PCL	3,066
1,463,309	v*	Minor International PCL - WTS	81
30,723		Mitchells & Butlers plc	255
15,239		Punch Taverns plc	223
4,193		Skylark Co Ltd	75
1,541		Sodexho Alliance S.A.	73
115,410	*	Starbucks Corp	4,344
8,000	*	The Cheesecake Factory, Inc	300
3,498		Wendy's International, Inc	217
16,390		Whitbread plc	337
15,072		Yum! Brands, Inc	736
		TOTAL EATING AND DRINKING PLACES	60,158

EDUCATIONAL SERVICES - 0.00% **
6,173	*	Apollo Group, Inc (Class A)	324
3,746		Benesse Corp	133
2,487	*	Career Education Corp	94
		TOTAL EDUCATIONAL SERVICES	551

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
ELECTRIC, GAS, AND SANITARY SERVICES - 3.32%
87,032	*	AES Corp	$1,485
8,492		Alinta Ltd	66
149,600	*	Allegheny Energy, Inc	5,064
22,392		Ameren Corp	1,116
34,048		American Electric Power Co, Inc	1,158
7,376		Australian Gas Light Co Ltd	97
379,152		Caltex Australia Ltd	5,191
7,627		Centerpoint Energy, Inc	91
2,886,233		Centrica plc	14,093
27,968		Chubu Electric Power Co, Inc	699
19,952		Cinergy Corp	906
5,224,180		CLP Holdings Ltd	30,497
50,210		Consolidated Edison, Inc	2,184
24,034		Constellation Energy Group, Inc	1,315
4,658		Contact Energy Ltd	22
61,431		Dominion Resources, Inc	4,241
17,188		DTE Energy Co	689
45,140		Duke Energy Corp	1,316
203,072		E.ON AG.	22,316
53,653		Edison International	2,209
178,247		El Paso Corp	2,148
8,843		Electric Power Development Co	280
2,448,400		Enagas	48,444
75,663	e*	Enbridge, Inc	2,179
535,400		Endesa S.A.	17,260
171,733		Enel S.p.A.	1,451
29,537		Energias de Portugal S.A.	116
24,592		Energy East Corp	598
67,392		Entergy Corp	4,646
134,200		Exelon Corp	7,099
2,808,800		First Philippine Holdings Corp	2,553
269,200		FirstEnergy Corp	13,164
3,986,347		Fortum Oyj	100,437
59,002		FPL Group, Inc	2,368
2,894		Gas Natural SDG S.A.	84
2,637		Gaz de France	95
2,783		Hokkaido Electric Power Co, Inc	60
58,593		Hong Kong & China Gas Ltd	141
30,012		Hong Kong Electric Holdings Ltd	141
1,643,246		Iberdrola S.A.	52,976
49,453		International Power plc	243
33,312		Kansai Electric Power Co, Inc	738
6,069		Kelda Group plc	83
4,281		KeySpan Corp	175
1,746		Kinder Morgan, Inc	161
14,729		Kyushu Electric Power Co, Inc	331
142,573		National Grid plc	1,416
4,402		NiSource, Inc	89
50,175	*	NRG Energy, Inc	2,269
124		Oest Elektrizitatswirts (A Shs)	55
74,507		Osaka Gas Co Ltd	270
3,056		Pepco Holdings, Inc	70
14,114,965	*	Petronet LNG Ltd	17,388
113,410		PG&E Corp	4,412
2,416		Pinnacle West Capital Corp	94

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
64,900		PPL Corp	$1,908
17,556		Progress Energy, Inc	772
102,800		Public Service Enterprise Group, Inc	6,583
51,654		Puma AG. Rudolf Dassler Sport	19,532
70,908		Questar Corp	4,967
80,164	*	Reliance Natural Resources Ltd	60
18,228	*	Reliant Energy, Inc	193
95,068		Republic Services, Inc	4,041
32,114		RWE AG.	2,791
1,750		SCANA Corp	69
43,189		Scottish & Southern Energy plc	848
99,890		Scottish Power plc	1,008
176,988		SembCorp Industries Ltd	383
7,124		Sempra Energy	331
13,063		Severn Trent plc	253
15,795	e	Snam Rete Gas S.p.A.	70
801		Sociedad General de Aguas de Barcelona S.A.	21
147	*	Sociedad General de Aguas de Barcelona S.A.	4
634,300	*	Sojitz Holdings Corp	3,742
47,397		Southern Co	1,553
28,400	*	Southwestern Energy Co	914
12,168	v*	Suez S.A.	-	^
45,537		Suez S.A.(France)	1,792
15,006		Tohoku Electric Power Co, Inc	324
60,761		Tokyo Electric Power Co, Inc	1,511
86,320		Tokyo Gas Co Ltd	377
45,004	e	TransAlta Corp	859
134,800		TXU Corp	6,034
2,130		Union Fenosa S.A.	81
41,487		United Utilities plc	496
4,039		Vector Ltd	7
8,323		Veolia Environnement	462
1,620		Waste Management NZ Ltd	8
10,000		Western Gas Resources, Inc	483
138,928		Williams Cos, Inc	2,972
26,390		Wisconsin Energy Corp	1,055
16,550		Xcel Energy, Inc	300
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	445,593

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.99%
45,000		A.O. Smith Corp	2,376
3,762,000	*	AAC Acoustic Technology Holdings, Inc	3,515
14,000		Acuity Brands, Inc	560
8,474	*	ADC Telecommunications, Inc	217
1,856,192	*	Advanced Micro Devices, Inc	61,551
2,840,000	v*	Advanced Semiconductor Manufacturing Corp	666
1,487,511	*	Alcatel S.A.	22,987
15,338		Alps Electric Co Ltd	247
22,463	*	Altera Corp	464
5,324		American Power Conversion Corp	123
8,677		Amphenol Corp (Class A)	453
23,872		Analog Devices, Inc	914
6	*	Applied Micro Circuits Corp	-	^
82,226		ARM Holdings plc	190
1,687,000		Asustek Computer, Inc	4,574
57,625	*	ATI Technologies, Inc	990

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
182,400		Avex Group Holdings, Inc	$5,194
182		Bang & Olufsen a/s	21
182		Barco NV	16
88,373	*	Broadcom Corp (Class A)	3,814
69,134		CAE, Inc	544
53,531	*	Celestica, Inc	612
2,879,000	*	Chartered Semiconductor Manufacturing Ltd	2,793
3,387,875	*	Cisco Systems, Inc	73,415
13,696	*	Comverse Technology, Inc	322
46,994		Cooper Industries Ltd (Class A)	4,084
1,515,783		Dainippon Screen Manufacturing Co Ltd	16,020
9,414		Electrolux AB (Series B)	270
28,149		Emerson Electric Co	2,354
4,644,826		EMI Group plc	20,383
1,443	*	Energizer Holdings, Inc	76
18,180,433		Ericsson (LM) (B Shs)	69,048
53,900	*	Fairchild Semiconductor International, Inc	1,028
51,800		Fanuc Ltd	4,974
4,050		Fisher & Paykel Appliances Holdings Ltd	10
92,192		Fisher & Paykel Healthcare Corp	233
36,136	*	Flextronics International Ltd	374
15,252		Fuji Electric Holdings Co Ltd	83
5,830,050	d	General Electric Co	202,769
916		Germanos S.A.	19
2,744		Harman International Industries, Inc	305
3,099		Hirose Electric Co Ltd	435
6,175		Hitachi Chemical Co Ltd	177
282,781		Hitachi Ltd	1,996
377,066		Honeywell International, Inc	16,127
112,500		Horiba Ltd	3,509
1,386,700		Hoya Corp	55,825
482,700	*	Hynix Semiconductor, Inc	14,357
147,300		Ibiden Co Ltd	7,428
287,628	*	Infineon Technologies AG.	2,957
82,770	*	Infineon Technologies AG.	852
1,098,456		Intel Corp	21,255
21,829		Intracom S.A.	157
54,186	*	Jabil Circuit, Inc	2,322
805,172	*	JDS Uniphase Corp	3,358
67,034		Koninklijke Philips Electronics NV	2,262
1,708		Kudelski S.A.	49
32,009		Kumho Electric Co Ltd	1,776
15,859		Kyocera Corp	1,401
15,126		L-3 Communications Holdings, Inc	1,298
28,150		LG Electronics, Inc	2,283
23,122		Linear Technology Corp	811
62,051	*	LSI Logic Corp	717
1,185,008	*	Lucent Technologies, Inc	3,614
5,517		Mabuchi Motor Co Ltd	283
41,219	*	Marvell Technology Group Ltd	2,230
499,700		Matsushita Electric Industrial Co Ltd	11,075
22,003		Matsushita Electric Works Ltd	263
21,419		Maxim Integrated Products, Inc	796
394,000		MediaTek, Inc	4,559
14,142		Microchip Technology, Inc	513
126,824	*	Micron Technology, Inc	1,867

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,531		Micronas Semiconductor Holdings, Inc	$49
5,482		Minebea Co Ltd	38
112,307		Mitsubishi Electric Corp	951
1,874,400		Motorola, Inc	42,943
15,684		Murata Manufacturing Co Ltd	1,059
61,417		National Semiconductor Corp	1,710
2,230		NEC Electronics Corp	91
24,551		NGK Spark Plug Co Ltd	571
74,700		Nidec Corp	6,116
122,700		Nitto Denko Corp	10,389
317		NKT Holding a/s	20
5,046,226		Nokia Oyj	104,302
1,127,679	*	Nortel Networks Corp	3,451
1,074,200	*	Nortel Networks Corp	3,276
26,358	*	Nvidia Corp	1,509
25,583		Omron Corp	733
27,130		Onex Corp	500
9,166		Pioneer Corp	148
58,024	*	QLogic Corp	1,123
355,318		Qualcomm, Inc	17,983
41,717	*	Research In Motion Ltd	3,536
66,305		Ricoh Co Ltd	1,293
569		Rinnai Corp	17
173,000	*	Ritek Corp	53
8,652		Rohm Co Ltd	913
42,529		Samsung Electronics Co Ltd	27,575
15,889		Sanken Electric Co Ltd	271
224,740	*	Sanmina-SCI Corp	921
97,896	*	Sanyo Electric Co Ltd	268
2,640		Schindler Holding AG.	140
12,193		Schneider Electric S.A.	1,315
23,111		Seoul Semiconductor Co Ltd	821
57,360		Sharp Corp	1,014
18,200	*	Silicon Laboratories, Inc	1,000
59,064		Sony Corp	2,728
36,660	e	Stanley Electric Co Ltd	780
389,392	*	STATS ChipPAC Ltd	310
40,528		STMicroelectronics NV	748
400		Sumco Corp	21
1		Taiwan Semiconductor Manufacturing Co Ltd	-	^
23,775	e	Taiyo Yuden Co Ltd	377
17,356		Tandberg ASA	157
9,409		TDK Corp	707
43,000		Teleflex, Inc	3,080
968		Telent plc	9
106,068	*	Tellabs, Inc	1,687
19,387		Terna S.p.A.	51
379,999		Texas Instruments, Inc	12,339
12,382		Thomson	244
91	*	Unaxis Holding AG. (Regd)	26
1,285		Uniden Corp	21
1,575,000		Unimicron Technology Corp	2,291
245		United Microelectronics Corp	-	^
1,805		Ushio, Inc	43
3,241		Valeo S.A.	135
56,850		Venture Corp Ltd	450

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,947		Whirlpool Corp	$178
959		Wintek Corp	1
22,333		Xilinx, Inc	569
1,848,000	*	Yageo Corp	709
9,624		Yaskawa Electric Corp	108
282,200		ZTE Corp	1,137
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	940,145

ENGINEERING AND MANAGEMENT SERVICES - 0.49%
20,054		Amec plc	140
25,648		Balfour Beatty plc	166
10,688		Capita Group plc	85
19,393	*	Ceridian Corp	494
4,477		Downer EDI Ltd	28
19,400	*	Hewitt Associates, Inc	577
20,213		IMS Health, Inc	521
11,892		JGC Corp	234
32,365		MDS, Inc	583
558		Meitec Corp	18
1,825		Nichii Gakkan Co	42
27,562		Paychex, Inc	1,148
8,550,000	*	QinetiQ plc	28,957
10,898		Quest Diagnostics, Inc	559
3,218		SBM Offshore NV	322
4,740		SembCorp Logistics Ltd	5
7,486		Serco Group plc	41
37,653		SNC-Lavalin Group, Inc	1,029
7,125,100		Taylor Nelson Sofres plc	31,206
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	66,155

FABRICATED METAL PRODUCTS - 0.18%
3,629		Ball Corp	159
151,600	*	Crown Holdings, Inc	2,689
176		Geberit AG. (Regd)	168
108,695		Illinois Tool Works, Inc	10,468
16,283		JS Group Corp	349
1,902		Kingspan Group plc	29
20,580		Sanwa Shutter Corp	134
1,172		Ssab Svenskt Stal AB (Series A)	56
1,505,000		Sumitomo Precision Products Co Ltd	9,669
1,064		Takuma Co Ltd	9
9,224		Toyo Seikan Kaisha Ltd	167
		TOTAL FABRICATED METAL PRODUCTS	23,897

FOOD AND KINDRED PRODUCTS - 3.64%
38,520		Ajinomoto Co, Inc	410
758,987		Altria Group, Inc	53,782
66,890		Anheuser-Busch Cos, Inc	2,861
123,610		Archer Daniels Midland Co	4,159
2,124		Ariake Japan Co Ltd	63
24,597		Asahi Breweries Ltd	348
29,288		Bajaj Hindusthan Ltd	332
189,000		Bajaj Hindusthan Ltd	1,535
4,585		Bunge Ltd	255
133,367		Cadbury Schweppes plc	1,323
97,525		Campbell Soup Co	3,160

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,319		Carlsberg a/s (Class B)	$86
4,772		Coca Cola Hellenic Bottling Co S.A.	148
20,997		Coca-Cola Amatil Ltd	108
609,500		Coca-Cola Co	25,520
99,600		Coca-Cola Enterprises, Inc	2,026
4,305		Coca-Cola West Japan Co Ltd	102
24,212		ConAgra Foods, Inc	520
87,313	*	Constellation Brands, Inc (Class A)	2,187
10,427	*	Cott Corp	134
26,934		CSR Ltd	86
1,424		Danisco a/s	115
7,734	*	Dean Foods Co	300
7,385,238		Diageo plc	116,123
311		East Asiatic Co Ltd a/s	13
1,367		Ebro Puleva S.A.	25
31,333		Fraser and Neave Ltd	383
67,010		General Mills, Inc	3,396
108		Givaudan S.A. (Regd)	83
2,513		Greencore Group plc	12
11,444		Groupe Danone	1,400
60,676		H.J. Heinz Co	2,301
7,362		Heineken NV	279
21,700	*	Hercules, Inc	299
7,351		Hershey Co	384
8,948		House Foods Corp	147
1,716		Iaws Group plc	30
2,939		InBev NV	138
160,679		e Ito En Ltd	5,611
67,038		J Sainsbury plc	387
14,809,000		JG Summit Holdings	1,708
799,000		J-Oil Mills, Inc	4,659
710,695		Kaneka Corp	8,499
12,356		Katokichi Co Ltd	84
1,684,656		Kellogg Co	74,192
2,116		Kerry Group plc (Class A)	51
61,000		Kibun Food Chemifa Co Ltd	1,311
27,789		Kikkoman Corp	312
59,469		Kirin Brewery Co Ltd	807
34,432		Kraft Foods, Inc (Class A)	1,044
4,747		Lion Nathan Ltd	27
1,924		McCormick & Co, Inc	65
21,165		Meiji Dairies Corp	123
24,199		Meiji Seika Kaisha Ltd	123
57	*	Molson Coors Brewing Co (Class B)	4
161,734		Nestle S.A. (Regd)	47,895
20,962		Nichirei Corp	101
9,578		Nippon Meat Packers, Inc	100
20,656		Nisshin Seifun Group, Inc	211
8,400		Nissin Food Products Co Ltd	259
166,045		Olam International Ltd	175
23,900		PepsiAmericas, Inc	584
503,295		PepsiCo, Inc	29,085
93,600		Pernod-Ricard S.A.	17,908
3,198,000		Petra Foods Ltd	2,451
64,000		Pilgrim's Pride Corp	1,387
18,363		Q.P. Corp	185

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
465,277		Royal Numico NV	$20,557
419,451		Sampo Oyj (A Shs)	8,817
18,387	e	Sapporo Holdings Ltd	96
10,727		Saputo, Inc	301
36,313		Sara Lee Corp	649
52,150		Scottish & Newcastle plc	470
16,052		Suedzucker AG.	415
15,031		Swire Pacific Ltd (A Shs)	147
4,948	e	Takara Holdings, Inc	30
30,019		Tate & Lyle plc	297
4,324		Toyo Suisan Kaisha Ltd	66
12,457		Tyson Foods, Inc (Class A)	171
2,996,392		Unilever plc	30,613
7,205,000		Universal Robina Corp	2,500
6,247		Want Want Holdings Ltd	8
2,632		Wrigley (Wm.) Jr Co	169
6,271		Yakult Honsha Co Ltd	150
19,659		Yamazaki Baking Co Ltd	154
		TOTAL FOOD AND KINDRED PRODUCTS	489,531

FOOD STORES - 0.49%
42,029		Albertson's, Inc	1,079
27,331		Carrefour S.A.	1,452
256		Colruyt S.A.	38
1,148		Delhaize Group	82
3,711		FamilyMart Co Ltd	116
11,645		George Weston Ltd	840
610		Jeronimo Martins SGPS S.A.	11
68,334	*	Koninklijke Ahold NV	537
367,200		Kroger Co	7,476
3,417		Lawson, Inc	128
26,357		Loblaw Cos Ltd	1,257
45,351		Seven & I Holdings Co Ltd	1,791
14,539		Sonae SPGS S.A.	24
8,800,520		Tesco plc	50,374
287		Valora Holding AG.	61
5,516		Whole Foods Market, Inc	367
24,012	e	Woolworths Ltd	322
		TOTAL FOOD STORES	65,955

FORESTRY - 0.03%
62,300		Weyerhaeuser Co	4,512
		TOTAL FORESTRY	4,512

FURNITURE AND FIXTURES - 0.05%
8,934		Hillenbrand Industries, Inc	491
9,164		Johnson Controls, Inc	696
6,127		Leggett & Platt, Inc	149
21,906		Masco Corp	712
9,607		MFI Furniture plc	18
4,238		Neopost S.A.	460
141,547		Newell Rubbermaid, Inc	3,566
		TOTAL FURNITURE AND FIXTURES	6,092

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
71,008	*	Bed Bath & Beyond, Inc	2,727

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
25,381		Best Buy Co, Inc	$1,419
301,800	e	Culture Convenience Club Co Ltd	3,765
122,792		DSG International plc	393
8,544		Harvey Norman Holdings Ltd	23
61,542		Kesa Electricals plc	333
2,133	*	Mohawk Industries, Inc	172
25,045		Nitori Co Ltd	1,301
78,197		RadioShack Corp	1,504
3,475		Shimachu Co Ltd	109
388	*	Waterford Wedgwood plc	-	^
5,830		Williams-Sonoma, Inc	247
116,100		Yamada Denki Co Ltd	13,353
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	25,346

GENERAL BUILDING CONTRACTORS - 0.50%
18,225		Barratt Developments plc	335
29,600		Beazer Homes USA, Inc	1,945
9,575		Bellway plc	205
6,445	*	Berkeley Group Holdings plc	132
8,143		Centex Corp	505
32,892		CRH plc	1,150
4,763		Daito Trust Construction Co Ltd	248
33,687		Daiwa House Industry Co Ltd	582
17,297		DR Horton, Inc	575
7,500		Fletcher Building Ltd	41
23,917		George Wimpey plc	232
1,400,500	e*	Haseko Corp	5,270
1,921		Hellenic Technodomiki Tev S.A.	17
9,578	e	Hochtief AG.	541
1,053		Imerys S.A.	89
1,238,600		Kajima Corp	7,716
12,363		KB Home	803
2,203		Leighton Holdings Ltd	28
60,800		Lennar Corp (Class A)	3,671
88,628		New World Development Ltd	155
1,689	*	NVR, Inc	1,248
37,100		Obayashi Corp	301
17,765		Persimmon plc	409
66,300		Pulte Homes, Inc	2,547
31,408		Sekisui Chemical Co Ltd	265
44,311		Sekisui House Ltd	660
2,640,000		Shanghai Forte Land Co	1,378
34,396		Shimizu Corp	250
7,123,958		Taisei Corp	34,053
58,109		Taylor Woodrow plc	407
1,284		Technical Olympic S.A.	8
928		Titan Cement Co S.A.	44
12,523		Toda Corp	56
26,849	*	Toll Brothers, Inc	930
3,200	*	William Lyon Homes, Inc	306
2,008		YIT OYJ	54
		TOTAL GENERAL BUILDING CONTRACTORS	67,156

GENERAL MERCHANDISE STORES - 0.67%
38,393		Aeon Co Ltd	929
220,484		Costco Wholesale Corp	11,941

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
12,417		Daimaru, Inc	$182
104,110		Dollar General Corp	1,840
122,400	*	Dollar Tree Stores, Inc	3,387
4,089		Family Dollar Stores, Inc	109
15,880		Federated Department Stores, Inc	1,159
5,099		Hankyu Department Stores, Inc	47
39,581		Hyundai Department Store Co Ltd	3,699
324,100		Isetan Co Ltd	7,046
71,161		JC Penney Co, Inc	4,299
40,656		Keio Electric Railway Co Ltd	268
151,093		Kingfisher plc	628
97,668		Kintetsu Corp	380
96,774		Marks & Spencer Group plc	934
118,249		Marui Co Ltd	2,330
26,192		Mitsukoshi Ltd	168
2,672		Pinault-Printemps-Redoute S.A.	322
4,173		Shinsegae Co Ltd	1,902
18,129		Takashimaya Co Ltd	276
185,333		Target Corp	9,639
302,400		TJX Cos, Inc	7,505
9,067		UNY Co Ltd	145
657,090		Wal-Mart Stores, Inc	31,041
2,221		Warehouse Group Ltd	5
		TOTAL GENERAL MERCHANDISE STORES	90,181

HEALTH SERVICES - 1.41%
953,860		AmerisourceBergen Corp	46,043
49,950	*	Capio AB	933
90,370		Caremark Rx, Inc	4,444
5,686		Coloplast a/s (B Shs)	427
136,374	*	Coventry Health Care, Inc	7,361
39,000	*	DaVita, Inc	2,348
258,648	e	DCA Group Ltd	677
7,783		Fresenius Medical Care AG.	929
10,580		Gambro AB	126
6,710		Gambro AB	80
20,693		Getinge AB (B Shs)	335
450,423		HCA, Inc	20,625
987,120		Health Management Associates, Inc (Class A)	21,292
5,580,164	*	Healthsouth Corp	27,845
2,508		Intertek Group plc	36
24,500	*	Kindred Healthcare, Inc	616
8,092	*	Laboratory Corp of America Holdings	473
869,897	*	Lincare Holdings, Inc	33,891
54,300	*	Medco Health Solutions, Inc	3,107
18,200		Nihon Kohden Corp	318
756,275		Parkway Holdings Ltd	1,150
4,232		Sonic Healthcare Ltd	47
602		Straumann Holding AG.	137
87,241	*	Tenet Healthcare Corp	644
370,063	*	Triad Hospitals, Inc	15,506
		TOTAL HEALTH SERVICES	189,390

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.76%
3,503		Abertis Infraestructuras S.A.	91
3,991		ACS Actividades Cons y Servicios S.A.	155

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
3,427	*	Autoroutes du Sud de La France	$211
16,991		Bouygues S.A.	902
364,000		Chiyoda Corp	8,453
46,202		Fluor Corp	3,964
738		Fomento de Construcciones y Contratas S.A.	55
1,020		Grupo Ferrovial S.A.	82
153,424	*	Infrasource Services, Inc	2,640
10,147		Multiplex Group	22
21,648		Nishimatsu Construction Co Ltd	88
13,446		Okumura Corp	74
12,089		Skanska AB (B Shs)	198
752,000		Tokyu Corp	5,054
22,178		Transurban Group	107
791,373		Vinci S.A.	77,907
791,373	*	Vinci S.A.	1,695
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	101,698

HOLDING AND OTHER INVESTMENT OFFICES - 0.78%
45,737		3i Group plc	746
17,700		American Home Mortgage Investment Corp	552
46,870		Amvescap plc	437
2,430		Apartment Investment & Management Co (Class A)	114
11,919		Archstone-Smith Trust	581
6,067		AvalonBay Communities, Inc	662
41,500		Boston Properties, Inc	3,870
53,630	e	Brookfield Asset Management, Inc	2,955
360,904		CapitaMall Trust	529
26,580		CFS Gandel Retail Trust	37
3,866	v*	CFS Gandel Retail Trust	5
3,648,000		Cheung Kong Infrastructure Holdings Ltd	11,588
1,006,000		China Merchants Holdings International Co Ltd	2,904
15,800		Choice Hotels International, Inc	723
80,669		Commonwealth Property Office Fund	79
1,549		Crescent Real Estate Equities Co	33
2,600	e	Deerfield Triarc Capital Corp	35
3,394		Developers Diversified Realty Corp	186
5,660		Duke Realty Corp	215
44,740		Equity Office Properties Trust	1,502
111,300		Equity Residential	5,208
1,242		Fabege AB	26
117,620		General Growth Properties, Inc	5,748
29,323		GPT Group	86
42,215		Great Portland Estates plc	359
125,517		Groupe Bruxelles Lambert S.A.	13,944
2,822		Health Care Property Investors, Inc	80
10,155		Hopewell Holdings	29
75,938		Host Marriott Corp	1,625
40,321		ING Industrial Fund	65
287,700		iShares MSCI Japan Index Fund	4,143
11,421		iStar Financial, Inc	437
14,900	*	Jafco Co Ltd	1,121
131		Japan Prime Realty Investment Corp	399
51		Japan Real Estate Investment Corp	441
54		Japan Retail Fund Investment Corp	421
32,608		JFE Holdings, Inc	1,313
52,533		Kimco Realty Corp	2,135

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
351,516		Kiwi Income Property Trust	$275
37,600		KKR Financial Corp	843
41,504		Land Securities Group plc	1,388
10,318		Liberty Property Trust	487
91,033	*	Link REIT	197
15,325		London Stock Exchange plc	281
1,961		Macerich Co	145
12,300		Mack-Cali Realty Corp	590
5,385		Macquarie Communications Infrastructure Group	23
2,054,051		Macquarie Infrastructure Group	5,580
333,800	*	Macquarie Korea Infrastructure Fund	2,380
20,118		Man Group plc	860
120,756	*	Meinl European Land Ltd	2,265
32,800		Mills Corp	918
59		Nippon Building Fund, Inc	545
1,523		Nobel Biocare Holding AG.	338
336,534		Noble Group Ltd	256
17		Nomura Real Estate Office Fund, Inc	144
14		NTT Urban Development Corp	121
56,355	e	Power Financial Corp	1,711
39,200		Prologis	2,097
2,648	*	PSP Swiss Property AG.	132
33,668		Public Storage, Inc	2,735
11,000		Rayonier, Inc	502
1,774		Sacyr Vallehermoso S.A.	60
38,142		SCOR	97
63,400		Simon Property Group, Inc	5,335
140,900	e*	Softbank Corp	4,120
457,050		Suntec Real Estate Investment Trust	373
53,400		Vornado Realty Trust	5,126
44,732		Wharf Holdings Ltd	164
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	105,421

HOTELS AND OTHER LODGING PLACES - 0.70%
1,121,127		Accor S.A.	64,540
131,449		City Developments Ltd	877
16,924		Fairmont Hotels & Resorts, Inc	755
5,574		Four Seasons Hotels, Inc	283
476,700		Genting Bhd	3,080
17,272		Hilton Hotels Corp	440
2,519,500		Hongkong & Shanghai Hotels	2,873
850,679		Hyatt Regency S.A.	11,550
26,554		Indian Hotels Co Ltd	809
25,239		Intercontinental Hotels Group plc	412
7,420		Marriott International, Inc (Class A)	509
4,912	*	MGM Mirage	212
1,255		NH Hoteles S.A.	22
206,000		Overseas Union Enterprise Ltd	1,515
1,826,000		Shangri-La Asia Ltd	2,953
6,747		Sky City Entertainment Group Ltd	22
48,228	*	Starwood Hotels & Resorts Worldwide, Inc	3,267
267,830		United Overseas Land Ltd	478
		TOTAL HOTELS AND OTHER LODGING PLACES	94,597

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.57%
112,704		3M Co	8,531

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
115,151		ABB Ltd	$1,449
4,993,000		Acer, Inc	9,185
1,534		Alfa Laval AB	41
19,856		Amada Co Ltd	216
919		Amano Corp	16
119,908		American Standard Cos, Inc	5,139
147		Andritz AG.	21
201,357	*	Apple Computer, Inc	12,629
1,972,712		Applied Materials, Inc	34,542
23,801		ASM Pacific Technology Ltd	142
29,921	*	ASML Holding NV	610
5,424		Atlas Copco AB (A Shares)	152
6,762		Atlas Copco AB (B Shares)	177
23,136		Black & Decker Corp	2,010
52,950		Canon, Inc	3,496
9,627		Casio Computer Co Ltd	171
85,344		Caterpillar, Inc	6,129
511		Chi Mei Optoelectronics Corp	1
358,030	e	Citizen Watch Co Ltd	3,371
15,653		Daikin Industries Ltd	547
90,321		Deere & Co	7,140
760,010	*	Dell, Inc	22,618
39,800		Dover Corp	1,933
145,400		Eaton Corp	10,610
15,345		Ebara Corp	96
752,390	*	EMC Corp	10,255
81,400	*	Emulex Corp	1,391
56,981		Fuji Photo Film Co Ltd	1,898
3,840		Glory Ltd	83
11,384		Heidelberger Druckmaschinen	501
2,817,558		Hewlett-Packard Co	92,698
1,259		Hikari Tsushin, Inc	87
5,114		Hitachi Construction Machinery Co Ltd	134
22,736		IMI plc	223
15,025		Ingersoll-Rand Co Ltd	628
491,920		International Business Machines Corp	40,569
49,861		International Game Technology	1,756
28,000		Inventec Co Ltd	16
52,820	e	Ishikawajima-Harima Heavy Industries Co Ltd	167
2,655		Itochu Techno-Science Corp	104
859,000		Japan Steel Works Ltd	5,846
93,200		JLG Industries, Inc	2,870
29,112	*	Juniper Networks, Inc	557
598,000		Komatsu Ltd	11,378
904		Komori Corp	21
43,972		Konica Minolta Holdings, Inc	560
771,000		Kubota Corp	8,299
7,354	e	Kurita Water Industries Ltd	157
44,187	*	Lam Research Corp	1,900
7,485	*	Lexmark International, Inc	340
5,915	*	Logitech International S.A. (Regd)	236
7,353		Makita Corp	226
26,070		Meggitt plc	157
4,091		Metso Oyj	158
185,143		Mitsubishi Heavy Industries Ltd	879
38,910		Mitsui Engineering & Shipbuilding Co Ltd	126

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
31,439		Mitsumi Electric Co Ltd	$410
100,200		Modec, Inc	2,718
932,273	*	Network Appliance, Inc	33,590
399,000		Nippon Electric Glass Co Ltd	9,908
173,412	*	Novellus Systems, Inc	4,162
22,686		NTN Corp	179
31,202		Oki Electric Industry Co Ltd	99
95,225		Pall Corp	2,970
61,588		Parker Hannifin Corp	4,965
2,449		Pentair, Inc	100
13,000		Quanta Computer, Inc	21
27,530		Rockwell Automation, Inc	1,980
5,363,053		Rolls-Royce Group plc	9
17,191	e	Safran S.A.	435
43,864	*	SanDisk Corp	2,523
7,365		Sandvik AB	435
2,966		Scania AB	129
127,865		Seagate Technology	3,367
26,262	v*	Seagate Technology, Inc	-	^
12,100		Seiko Epson Corp	333
5,218,000	*	Shanghai Electric Group Co Ltd	2,202
100		SIG Holding AG.	21
6,388		SKF AB	104
49,000		SMC Corp	7,616
13,962		Smith International, Inc	544
63,087	*	Solectron Corp	252
2,222		SPX Corp	119
2,036		Stanley Works	103
185		Sulzer AG. (Regd)	126
31,817		Sumitomo Heavy Industries Ltd	305
14,198		Symbol Technologies, Inc	150
273,367		Technip S.A.	18,476
25,107		Techtronic Industries Co	45
5,805		THK Co Ltd	186
915,400		Tokyo Electron Ltd	62,997
2,883		Tomra Systems ASA	23
211,857		Toshiba Corp	1,228
10,353	e	Toyota Tsusho Corp	280
10,023	e*	Vestas Wind Systems A/S	250
1,957		Wartsila Oyj (B Shs)	73
4,651		Wincor Nixdorf AG.	585
23,454		Yokogawa Electric Corp	417
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	479,627

INSTRUMENTS AND RELATED PRODUCTS - 3.12%
5,511		Advantest Corp	655
10,900	*	Affymetrix, Inc	359
1,546,506	*	Agilent Technologies, Inc	58,071
19,552		Anritsu Corp	123
93,541		Applera Corp (Applied Biosystems Group)	2,539
8,880		Bard (C.R.), Inc	602
3,121		Bausch & Lomb, Inc	199
150,012		Baxter International, Inc	5,822
4,167		Beckman Coulter, Inc	227
83,037		Becton Dickinson & Co	5,113
18,468		Biomet, Inc	656

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account
			VALUE
SHARES			(000)
391,488	*	Boston Scientific Corp	$9,024
61,887		Cochlear Ltd	2,345
67,606		Cooper Cos, Inc	3,653
44,542		Danaher Corp	2,831
10,042		Dentsply International, Inc	584
96,921	*	Eagle Test Systems, Inc	1,493
1,178,053		Eastman Kodak Co	33,504
6,109		Elekta AB	101
1,802,925		Finmeccanica S.p.A.	40,887
50,658	*	Fisher Scientific International, Inc	3,447
148,867		Guidant Corp	11,621
286,758	*	Invensys plc	114
2,028,652		Johnson & Johnson	120,137
26,346		Keyence Corp	6,833
60,380		Kla-Tencor Corp	2,920
2,213		Luxottica Group S.p.A.	61
425,232		Medtronic, Inc	21,580
17,700	*	Mettler-Toledo International, Inc	1,068
100,000		Nikon Corp	1,788
10,747		OCE NV	195
5,317		Olympus Corp	156
7,885,668		PCCW Ltd	5,132
3,231		Phonak Holding AG.	183
321,269		Pitney Bowes, Inc	13,792
8,383	*	Qiagen NV	124
5,000,000	*	Safilo S.p.A	26,487
88,222		Smith & Nephew plc	782
58,933	*	St. Jude Medical, Inc	2,416
16,814		Stryker Corp	745
1,490		Swatch Group AG.	250
4,931		Synthes, Inc	540
11,184	*	Teradyne, Inc	173
216,300		Terumo Corp	7,094
3,026	*	Thermo Electron Corp	112
418,974	*	TomTom	14,795
10,620	*	Varian Medical Systems, Inc	596
30,733	*	Waters Corp	1,326
5,076	*	William Demant Holding	336
339,003	*	Xerox Corp	5,153
16,210	*	Zimmer Holdings, Inc	1,096
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	419,840

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
924,581		AON Corp	38,379
3,311	*	ChoicePoint, Inc	148
27,798	*	Express Scripts, Inc	2,444
18,078		Hartford Financial Services Group, Inc	1,456
446,600		Marsh & McLennan Cos, Inc	13,112
28,591		MLP AG.	698
12,481		Suncorp-Metway Ltd	173
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	56,410

INSURANCE CARRIERS - 5.83%
394,590		ACE Ltd	20,523
78,691		Aegon NV	1,454
199,881		Aetna, Inc	9,822

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
748,791		Aflac, Inc	$33,793
6,837		Alleanza Assicurazioni S.p.A	81
37,798		Allianz AG. (Regd)	6,302
36,402		Allstate Corp	1,897
6,769		Ambac Financial Group, Inc	539
1,251,022		American International Group, Inc	82,680
657,320		AMP Ltd	4,068
50,000		Aspen Insurance Holdings Ltd	1,233
49,734	e	Assicurazioni Generali S.p.A.	1,871
148,987		Aviva plc	2,066
900,185		AXA Asia Pacific Holdings Ltd	3,723
341,344		AXA S.A.	11,963
635,863		Challenger Financial Services Group Ltd	1,587
2,227,000	*	China Life Insurance Co Ltd (H Shs)	2,813
105,627		Chubb Corp	10,081
60,409		Cigna Corp	7,891
9,723		Cincinnati Financial Corp	409
1,797		CNP Assurances	181
1,737		Corp Mapfre S.A.	35
769,166		Credit Suisse Group	43,054
3,650		Everest Re Group Ltd	341
4,431	e	Fairfax Financial Holdings Ltd	472
574,315		FBD Holdings plc	27,418
503,546		Fidelity National Financial, Inc	17,891
1,265		Fidelity National Title Group, Inc	29
34,600		First American Corp	1,355
402,400		Fondiaria-Sai S.p.A	16,055
144,031		Friends Provident plc	521
353,182		Genworth Financial, Inc	11,807
58,529	e	Great-West Lifeco, Inc	1,485
47,286	*	Health Net, Inc	2,403
930,486		ING Groep NV	36,708
25,765		Insurance Australia Group Ltd	100
35,000		IPC Holdings Ltd	982
4,368		Irish Life & Permanent plc	105
20,869		Jefferson-Pilot Corp	1,167
164,660		KBC Groep NV	17,655
75,391		Lincoln National Corp	4,116
54,500		Loews Corp	5,515
197,309	e	Manulife Financial Corp	12,391
9,064		MBIA, Inc	545
4,755		Mediolanum S.p.A.	38
1,474,071		Metlife, Inc	71,301
6,097		MGIC Investment Corp	406
475		Millea Holdings, Inc	9,380
79,816		Mitsui Sumitomo Insurance Co Ltd	1,083
16,193		Muenchener Rueckver AG. (Regd)	2,293
148,658		Old Mutual plc	519
14,020		Old Republic International Corp	306
78,995		PartnerRe Ltd	4,905
16,300	*	Philadelphia Consolidated Holding Co	556
29,930		Platinum Underwriters Holdings Ltd	871
5,870		PMI Group, Inc	269
73,019	e	Power Corp Of Canada	2,097
45,600		Principal Financial Group	2,225
11,543		Progressive Corp	1,203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
585,759		Prudential Financial, Inc	$44,406
1,905,843		Prudential plc	22,066
465,830		QBE Insurance Group Ltd	7,268
136,004		Radian Group, Inc	8,194
2,391		RenaissanceRe Holdings Ltd	104
16,329		Resolution plc	190
190,330		Royal & Sun Alliance Insurance Group plc	455
8,079		Safeco Corp	406
13,478	*	Samsung Fire & Marine Insurance Co Ltd	1,782
51,558		Sompo Japan Insurance, Inc	746
356,300		St. Paul Travelers Cos, Inc	14,890
31,533		Storebrand ASA	352
134,639		Sun Life Financial, Inc	5,730
18,546		Swiss Reinsurance Co (Regd)	1,293
86,350		T&D Holdings, Inc	6,733
1,091	*	Topdanmark a/s	136
5,045		Torchmark Corp	288
237,656		UnitedHealth Group, Inc	13,275
108,448		UnumProvident Corp	2,221
83,827		W.R. Berkley Corp	4,867
1,062,325	*	WellPoint, Inc	82,256
329		Wiener Staedtische Allgemeine Versicherung AG.	20
57,100		XL Capital Ltd (Class A)	3,661
51,400		Zenith National Insurance Corp	2,474
235,408		Zurich Financial Services AG.	55,166
		TOTAL INSURANCE CARRIERS	783,558

LEATHER AND LEATHER PRODUCTS - 0.37%
231,243		Adidas-Salomon AG.	45,667
88,846	*	Coach, Inc	3,072
358		Hermes International	91
12,096		LVMH Moet Hennessy Louis Vuitton S.A.	1,184
7,851		Yue Yuen Industrial Holdings	23
		TOTAL LEATHER AND LEATHER PRODUCTS	50,037

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
5,332		Brisa-Auto Estradas de Portugal S.A.	52
213,781		ComfortDelgro Corp Ltd	222
43,789	e	Keihin Electric Express Railway Co Ltd	358
22,140	e	Keisei Electric Railway Co Ltd	152
500,814		SMRT Corp Ltd	347
81,381		Tobu Railway Co Ltd	427
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,558

LUMBER AND WOOD PRODUCTS - 0.02%
21,209	*	Canfor Corp	260
41,000		Louisiana-Pacific Corp	1,115
33,169		Plum Creek Timber Co, Inc	1,225
1,018	*	Sonae Industria SGPS S.A.	10
		TOTAL LUMBER AND WOOD PRODUCTS	2,610

METAL MINING - 0.91%
22,035		Agnico-Eagle Mines Ltd	671
18,803		Alumina Ltd	99
3,863,000	*	Atlas Consolidated Mining & Development	513
220,672	e	Barrick Gold Corp	6,010

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,145	*	Barrick Gold Corp	$31
84,742		Cameco Corp	3,051
373,800		Companhia Vale do Rio Doce (ADR)	18,141
67,192		Falconbridge Ltd	2,354
137,559		Freeport-McMoRan Copper & Gold, Inc (Class A)	8,222
33,828	*	Glamis Gold Ltd	1,105
86,559	e	Goldcorp, Inc	2,535
3,763		Iluka Resources Ltd	21
43,438	*	Inco Ltd	2,168
129,456	*	Inco Ltd	6,459
57,611	*	Ivanhoe Mines Ltd	548
226,549		Jubilee Mines NL	1,258
90,646	*	Kinross Gold Corp	989
22,906	*	Meridian Gold, Inc	677
21,600		MMC Norilsk Nickel	2,089
11,400		MMC Norilsk Nickel (ADR)	1,104
10,875		Newcrest Mining Ltd	181
106,584		Newmont Mining Corp	5,531
286,274	*	Paladin Resources Ltd	1,057
2,216,000	*	Pan Australian Resources Ltd	427
123,570		Phelps Dodge Corp	9,951
15,700	v*	Polyus Gold Co (ADR)	261
7,200	v*	Polyus Gold Co (ADR)	117
4,590	e	Rio Tinto Ltd	258
536,147		Rio Tinto plc	27,174
165,028		Teck Cominco Ltd (Class B)	10,629
391		Umicore	54
3,948,000		Zijin Mining Group Co Ltd (Class H)	3,104
763,187		Zinifex Ltd	5,192
		TOTAL METAL MINING	121,981

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
573		Aderans Co Ltd	17
1,154		Amer Sports Oyj	24
470,998		Anglo American plc	18,120
2,403		Bulgari S.p.A.	29
6,840		Fortune Brands, Inc	552
154,572		Hasbro, Inc	3,262
14,686		Mattel, Inc	266
28,200	e	Namco Bandai Holdings, Inc	385
8,875		Nintendo Co Ltd	1,324
1,300		Sankyo Co Ltd	89
348,481		Tyco International Ltd	9,367
10,617		Yamaha Corp	187
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	33,622

MISCELLANEOUS RETAIL - 1.51%
18,380	*	Amazon.com, Inc	671
121,000		Barnes & Noble, Inc	5,596
5,459		CDW Corp	321
3,027		Circle K Sunkus Co Ltd	73
28,794		Coles Myer Ltd	220
26,345		Compagnie Financiere Richemont AG. (A Shs)	1,260
2,172,768		CVS Corp	64,901
1,299		DCC plc	30
1,791,500		Dickson Concepts International Ltd	2,516

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
15,119		Douglas Holding AG.	$711
266		Folli-Follie S.A. (Regd)	8
52,701		GUS plc	964
298		Hellenic Duty Free Shops S.A.	6
24,416		HMV Group plc	72
55,439		Hutchison Whampoa Ltd	508
65		Index Corp	137
32,399		Jean Coutu Group, Inc	322
1,611,951	e*	KarstadtQuelle AG.	37,863
1,272,500		Lifestyle International Holdings Ltd	2,181
12,700		Longs Drug Stores Corp	588
649		Matsumotokiyoshi Co Ltd	19
20,130		Michaels Stores, Inc	757
1,728,331		Next plc	49,465
49,091		Nippon Mining Holdings, Inc	413
105,382	*	Office Depot, Inc	3,924
10,507		Origin Energy Ltd	55
32,934		Pacific Brands Ltd	56
9,352		Petsmart, Inc	263
1,295		Ryohin Keikaku Co Ltd	108
57,095	*	Sears Holdings Corp	7,550
43,754		Shoppers Drug Mart Corp	1,667
105,115		Signet Group plc	200
108,907		Staples, Inc	2,779
153,300		Sundrug Co Ltd	4,041
6,256		Tiffany & Co	235
16,200		Tsutsumi Jewelry Co Ltd	677
93,116		Walgreen Co	4,016
215,400		Xebio Co Ltd	7,412
		TOTAL MISCELLANEOUS RETAIL	202,585

MOTION PICTURES - 0.72%
479,899		News Corp (Class A)	7,971
255,858		News Corp (Class B)	4,493
23,804	*	Premiere AG.	422
1,221,347		Time Warner, Inc	20,506
8,413		Toho Co Ltd	162
2,254,100		Walt Disney Co	62,867
		TOTAL MOTION PICTURES	96,421

NONDEPOSITORY INSTITUTIONS - 4.15%
4,631		Acom Co Ltd	271
1,516,076		Aeon Credit Service Co Ltd	45,743
555,700	v	Aeon Thana Sinsap Thailand PCL	657
114,450		Aiful Corp	7,556
406,959	e	Allied Capital Corp	12,453
1,428,553		American Express Co	75,070
20,000	*	AmeriCredit Corp	615
1,060,700		Bursa Malaysia Bhd	1,699
915,831		Capital One Financial Corp	73,743
42,963		Cattles plc	274
13,000	*	CompuCredit Corp	479
36,070		Countrywide Financial Corp	1,324
142,100		Credit Saison Co Ltd	7,840
700		D Carnegie AB	15
1,047,640	e	Deutsche Postbank AG.	75,916

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
435,491		Eurocastle Investment Ltd	$17,470
1,802,900		Fannie Mae	92,669
926,015		Freddie Mac	56,487
964,814		Henderson Group plc	1,431
11,129		Hitachi Capital Corp	222
430,000		Hong Leong Finance Ltd	983
767,519		Hypo Real Estate Holding AG.	52,543
29,247		ICAP plc	227
248,167		IGM Financial, Inc	10,285
264,400		Japan Securities Finance Co Ltd	3,505
439		Kenedix, Inc	2,318
49,300	*	LG Card Co Ltd	2,654
4,138,000		Nissin Co Ltd	4,524
236,700		OMC Card, Inc	4,654
651		Perpetual Trustees Australia Ltd	32
5,705		Promise Co Ltd	344
28,384		Provident Financial plc	348
80,183	*	Reliance Capital Ventures Ltd	45
341		SFCG Co Ltd	77
2,165		SFE Corp Ltd	25
24,850		SLM Corp	1,291
43,815		Takefuji Corp	2,752
		TOTAL NONDEPOSITORY INSTITUTIONS	558,541

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
11,099		Aber Diamond Corp	447
99,350		Itochu Corp	851
676,560	*	Kimberley Diamond Co NL	878
1,025		Solvay S.A.	118
27,853		Vulcan Materials Co	2,414
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	4,708

OIL AND GAS EXTRACTION - 2.88%
189,700		Aker Kvaerner ASA	16,765
29,201		Anadarko Petroleum Corp	2,950
18,567		Apache Corp	1,216
143,800		Baker Hughes, Inc	9,836
6,851,002		BG Group plc	85,501
20,676		BJ Services Co	715
79,737		Burlington Resources, Inc	7,329
137,397		Canadian Natural Resources Ltd	7,644
20,028		Chesapeake Energy Corp	629
15,400,000		CNOOC Ltd	11,907
86,837	*	Cooper Cameron Corp	3,828
82,357		Devon Energy Corp	5,038
223,598		EnCana Corp	10,446
9,746		ENSCO International, Inc	501
1,870		Equitable Resources, Inc	68
17,600	*	Forest Oil Corp	654
170,681		Gazprom (Spon ADR)	15,617
108,623		GlobalSantaFe Corp	6,599
75,985		Halliburton Co	5,548
29,011		Husky Energy, Inc	1,757
2,163	v*	Inpex Holdings, Inc	18,277
12,273		Kerr-McGee Corp	1,172
7,170	*	Lundin Petroleum AB	83

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
9,711	*	Nabors Industries Ltd	$695
117,800	*	National Oilwell Varco, Inc	7,553
2,071		Neste Oil Oyj	71
127,000	*	Newfield Exploration Co	5,321
59,636	e*	Nexen, Inc	3,287
67,654		Noble Corp	5,487
293,400		Noble Energy, Inc	12,886
474,100		Oil & Natural Gas Corp Ltd	13,951
22,197		Patterson-UTI Energy, Inc	709
127,634		Petro-Canada	6,059
4,756,000		PetroChina Co Ltd (Class H)	4,964
264,064		Petroleo Brasileiro S.A. (ADR)	22,886
3,485	*	Petroleum Geo-Services ASA	162
8,264		Pioneer Natural Resources Co	366
218,500	*	Pride International, Inc	6,813
7,017		ProSafe ASA	366
103,500		PTT Exploration & Production PCL	1,469
80,174	*	Reliance Energy Ventures Ltd	78
7,260		Rowan Cos, Inc	319
296,098		Saipem S.p.A.	6,840
9,554		Santos Ltd	77
57,130		Schlumberger Ltd	7,231
192,600		Scomi Group Bhd	64
80,784		Singapore Petroleum Co Ltd	260
3,418		Smedvig ASA	107
23,325	*	Stolt Offshore S.A.	366
84,131		Talisman Energy, Inc	4,473
150,984		Total S.A.	39,777
98,749	*	Transocean, Inc	7,930
8,968	*	Ultra Petroleum Corp	559
25,780	*	Veritas DGC, Inc	1,170
15,000		W&T Offshore, Inc	605
20,703	*	Weatherford International Ltd	947
196,010		Woodside Petroleum Ltd	6,357
81,020		XTO Energy, Inc	3,530
		TOTAL OIL AND GAS EXTRACTION	387,815

PAPER AND ALLIED PRODUCTS - 0.34%
90,581		Abitibi-Consolidated, Inc (Canada)	375
14,189	e	Amcor Ltd	75
860		Billerud AB	14
36,338		Bunzl plc	430
44,786	e*	Domtar, Inc	319
853		Holmen AB (B Shs)	36
20,235		International Paper Co	700
72,929		Kimberly-Clark Corp	4,215
1,248		Kokuyo Co Ltd	19
68		Mayr-Melnhof Karton AG.	12
32,608		MeadWestvaco Corp	890
3,661,500		M-real OYJ	24,237
68		Nippon Paper Group, Inc	293
14,294		Norske Skogindustrier ASA	242
52,253		OJI Paper Co Ltd	321
25,000		Packaging Corp of America	561
7,209		PaperlinX Ltd	19
36,158		Rexam plc	350

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
389,300		Sanrio Co Ltd	$6,398
4,101	*	Smurfit-Stone Container Corp	56
32,543		Stora Enso Oyj (R Shs)	500
7,985		Svenska Cellulosa AB (B Shs)	350
101,333		Temple-Inland, Inc	4,514
2,773		Uni-Charm Corp	136
23,331		UPM-Kymmene Oyj	551
		TOTAL PAPER AND ALLIED PRODUCTS	45,613

PERSONAL SERVICES - 0.02%
2,730		Davis Service Group plc	24
12,667		H&R Block, Inc	274
609,966		Kuala Lumpur Kepong Bhd	1,557
11,000		Weight Watchers International, Inc	565
		TOTAL PERSONAL SERVICES	2,420

PETROLEUM AND COAL PRODUCTS - 4.84%
28,700		Amerada Hess Corp	4,087
4,960,486		BP plc	56,874
81,714		BP plc (Spon ADR)	5,633
1,592,512		Chevron Corp	92,318
1,005,600		ConocoPhillips	63,504
159,283		ENI S.p.A.	4,526
39,210		EOG Resources, Inc	2,823
3,256,568		Exxon Mobil Corp	198,195
34,538		Futuris Corp Ltd	56
1,728		Hellenic Petroleum S.A.	25
27,200		Imperial Oil Ltd	2,932
161,873		Marathon Oil Corp	12,330
23,901		MOL Magyar Olaj- es Gazipari Rt.	2,449
70,700		Murphy Oil Corp	3,522
170,522		Occidental Petroleum Corp	15,799
11,293		OMV AG.	754
48,420		Premier Farnell plc	179
345,000		PTT PCL	2,076
14,222		Repsol YPF S.A.	403
3,106,513		Royal Dutch Shell plc (A Shares)	96,884
1,272,627		Royal Dutch Shell plc (B Shares)	41,323
47,180	e	Shell Canada Ltd	1,660
10,139		Showa Shell Sekiyu KK	115
48,861		Statoil ASA	1,407
116,899		Suncor Energy, Inc	8,981
20,190		Sunoco, Inc	1,566
33,571		TonenGeneral Sekiyu KK	341
495,655		Valero Energy Corp	29,630
		TOTAL PETROLEUM AND COAL PRODUCTS	650,392

PIPELINES, EXCEPT NATURAL GAS - 0.02%
111,316		TransCanada Corp	3,213
		TOTAL PIPELINES, EXCEPT NATURAL GAS	3,213

PRIMARY METAL INDUSTRIES - 1.29%
2,935		Acerinox S.A.	48
86,811	*	Alcan, Inc	3,976
47,039		Alcoa, Inc	1,438
9,067		Algoma Steel, Inc	246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
49,291		Arcelor	$1,940
225		Bekaert S.A.	23
1,947,320		BHP Billiton plc	35,517
23,472		BlueScope Steel Ltd	120
165		Boehler-Uddeholm AG.	34
800		China Steel Corp	1
1,462,774	*	Corning, Inc	39,363
268,580		Corus Group plc	410
16,615		Daido Steel Co Ltd	168
15,503		Dowa Mining Co Ltd	185
5,167		Fujikura Ltd	58
4,810,003	e	Furukawa Electric Co Ltd	39,788
2,719		Hitachi Cable Ltd	15
441		Hoganas AB (B Shares)	11
11,870		IPSCO, Inc	1,231
15,571		Johnson Matthey plc	377
152,606		Kobe Steel Ltd	578
68,227		Mitsubishi Materials Corp	364
96,802		Mitsui Mining & Smelting Co Ltd	676
7,462		Nippon Light Metal Co Ltd	21
369,974	*	Nippon Steel Corp	1,430
13,657		Nisshin Steel Co Ltd	47
14,018		Norsk Hydro ASA	1,939
16,805		Novelis, Inc	345
53,368		Nucor Corp	5,592
9,113		OneSteel Ltd	27
1,611		Outokumpu Oyj	32
122,461		Pirelli & C S.p.A.	117
48,039		Sumitomo Electric Industries Ltd	759
239,936		Sumitomo Metal Industries Ltd	1,027
31,779		Sumitomo Metal Mining Co Ltd	442
54,523		ThyssenKrupp AG.	1,572
1,754		Tokyo Steel Manufacturing Co Ltd	36
548,484		United States Steel Corp	33,282
1,773		Viohalco S.A.	18
320		Voestalpine AG.	45
		TOTAL PRIMARY METAL INDUSTRIES	173,298

PRINTING AND PUBLISHING - 0.50%
1,258	*	ACCO Brands Corp	28
4,657		APN News & Media Ltd	16
1,886		Arnoldo Mondadori Editore S.p.A.	19
253,000		Asia Securities Printing Co Ltd	2,372
399,350		CBS Corp	9,577
103,717		Dai Nippon Printing Co Ltd	1,872
17,127		Daily Mail & General Trust	206
2,679		De La Rue plc	26
57,160		Dow Jones & Co, Inc	2,246
1,086	*	Dun & Bradstreet Corp	83
15,586		Emap plc	238
5,787		Eniro AB	67
495,532		Gannett Co, Inc	29,692
9,049		Independent News & Media plc	29
32,404		John Fairfax Holdings Ltd	93
1,190		Knight Ridder, Inc	75
118,992		McGraw-Hill Cos, Inc	6,856

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
2,217	e	New York Times Co (Class A)	$56
2,027		PagesJaunes Groupe S.A.	57
51,700		Pearson plc	716
19,064		Quebecor World, Inc	187
9,500	*	R.H. Donnelley Corp	553
3,295		R.R. Donnelley & Sons Co	108
18,636		Reed Elsevier NV	267
88,302		Reed Elsevier plc	846
783		Schibsted ASA	22
15,129		SCMP Group Ltd	5
437,047		Singapore Press Holdings Ltd	1,215
2,625		Telefonica Publicidad e Informacion S.A.	29
52,353	e	Thomson Corp	1,954
81,222		Toppan Printing Co Ltd	1,124
186,951		Tribune Co	5,128
17,727		Trinity Mirror plc	175
16,542		United Business Media plc	208
8,388		VNU NV	272
115		Washington Post Co (Class B)	89
11,753		Wolters Kluwer NV	293
45,225		Yell Group plc	427
		TOTAL PRINTING AND PUBLISHING	67,226

RAILROAD TRANSPORTATION - 0.24%
68,605		Burlington Northern Santa Fe Corp	5,717
22,026	e	Canadian National Railway Co	997
106,176	*	Canadian National Railway Co	4,816
36,233		Canadian Pacific Railway Ltd	1,810
102		Central Japan Railway Co	1,003
42,643		CSX Corp	2,550
213		East Japan Railway Co	1,574
23,893		Firstgroup plc	176
89,089		Norfolk Southern Corp	4,817
55,318	e	Odakyu Electric Railway Co Ltd	342
88,600		Union Pacific Corp	8,271
108		West Japan Railway Co	455
		TOTAL RAILROAD TRANSPORTATION	32,528

REAL ESTATE - 1.49%
111,700		Aeon Mall Co Ltd	5,548
951,430		Allgreen Properties Ltd	917
397,515		Ascendas Real Estate Investment Trust	533
7,667,300		Ayala Land, Inc	1,686
1,534,525		Babcock & Brown Ltd	20,243
8,631		Bovis Homes Group plc	134
39,126		British Land Co plc	842
38,291		Brixton plc	327
30,531		Brookfield Properties Co	1,037
1,911,000		CapitaLand Ltd	5,716
1,652		Castellum AB	70
10,000	*	CB Richard Ellis Group, Inc	807
13,009		Centro Properties Group	60
68,323		Cheung Kong Holdings Ltd	724
95		Cofinimmo	16
2,282		Corio NV	147
174,100		Daibiru Corp	2,014

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
50,832		DB RREEF Trust	$53
539,100		Fadesa Inmobiliaria S.A.	19,409
7,990,752		Far East Consortium	3,707
151		Gecina S.A.	20
27,120		Hammerson plc	583
46,807		Hang Lung Properties Ltd	89
18,610		Henderson Land Development Co Ltd	103
1,683,300	*	Himax Technologies, Inc	14,729
10,200		Hysan Development Co Ltd	29
143,965		* IMMOFINANZ Immobilien Anlagen AG.	1,491
482		Inmobiliaria Colonial S.A.	34
28,767		IVG Immobilien AG.	864
115,173		Keppel Land Ltd	352
7,830		Kerry Properties Ltd	29
373		Klepierre	46
735		Kungsleden AB	28
5,797		Lend Lease Corp Ltd	57
7,299		Leopalace21 Corp	273
36,648		Liberty International plc	748
19,470		Macquarie Goodman Group	69
2,000		MCL Land Ltd	2
906		Metrovacesa S.A.	77
13,794		Mirvac Group	42
64,203		Mitsubishi Estate Co Ltd	1,518
2,281,613		Mitsui Fudosan Co Ltd	52,307
77,460		ORIX Corp	24,061
335,000	*	Patrizia Immobilien AG.	9,324
2,085		Rodamco Europe NV	209
76,999		Singapore Land Ltd	331
24,044		Sino Land Co	34
50,608		Slough Estates plc	585
2,654		St. Joe Co	167
3,503	*	Stockland	16
17,150		Stockland Trust Group	82
684,000		Sumitomo Realty & Development Co Ltd	18,899
56,203		Sun Hung Kai Properties Ltd	571
13,104		Tokyo Tatemono Co Ltd	143
528,000		Tokyu Land Corp	4,708
2,379		Unibail	429
3,127,000		United Industrial Corp Ltd	2,686
1,151		Wereldhave NV	129
23,896		Westfield Group	291
248		Wihlborgs Fastigheter AB	8
261,956		Wing Tai Holdings Ltd	308
		TOTAL REAL ESTATE	200,461

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.20%
2,333		Ansell Ltd	19
41,168		Bridgestone Corp	857
213,163		Continental AG.	23,436
1,700		Cooper Tire & Rubber Co	24
34,557		Denki Kagaku Kogyo KK	154
117,400	*	Goodyear Tire & Rubber Co	1,700
6,617		Michelin (C.G.D.E.) (B Shs)	415
5,940		Nokian Renkaat Oyj	105
5,375		Sealed Air Corp	311

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
9,116		Sumitomo Bakelite Co Ltd	$82
3,780		Uponor Oyj	99
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	27,202

SECURITY AND COMMODITY BROKERS - 4.10%
16,000		A.G. Edwards. Inc	798
13,927		Ameriprise Financial, Inc	628
62,054	e	Australian Stock Exchange Ltd	1,447
310,300		BlackRock, Inc	43,442
63,450		Charles Schwab Corp	1,092
1,992		Chicago Mercantile Exchange Holdings, Inc	891
36,041	e	CI Financial, Inc	989
577,836		Computershare Ltd	3,032
143,170	*	Daewoo Securities Co Ltd	2,262
3,779,421		Daiwa Securities Group, Inc	50,578
11,068		Deutsche Boerse AG.	1,594
30,300	*	E*Trade Financial Corp	817
78	e	E*Trade Securities Co Ltd	179
4,572		Euronext NV	376
37,878		Franklin Resources, Inc	3,570
417,400		Goldman Sachs Group, Inc	65,515
747		Hellenic Exchanges S.A.	12
952,000		Hong Kong Exchanges and Clearing Ltd	5,741
24,651		Investa Property Group	38
277,800		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,881
2,193,998		Janus Capital Group, Inc	50,835
19,500		Jefferies Group, Inc	1,141
913,840	*	Korea Investment Holdings Co Ltd	32,729
157,700		Lazard Ltd	6,978
12,141,574		Legal & General Group plc	29,905
6,319		Legg Mason, Inc	792
73,124		Lehman Brothers Holdings, Inc	10,569
103,293		Macquarie Bank Ltd	4,764
6,071	*	Matsui Securities Co Ltd	84
222,526		Merrill Lynch & Co, Inc	17,526
25,639	*	Mitsubishi Securities Co	411
1,437,900		Morgan Stanley	90,329
59,342		Nikko Cordial Corp	981
2,862,800		Nomura Holdings, Inc	63,692
1,244		OMX AB	24
740		Osaka Securities Exchange Co Ltd	9,157
65,700		Raymond James Financial, Inc	1,942
329		SBI Holdings, Inc	186
14,826		Schroders plc	306
42,448		Shinko Securities Co Ltd	235
1,514,000		Singapore Exchange Ltd	3,742
6,843		T Rowe Price Group, Inc	535
4,634	*	Tower Ltd	7
17,477		TSX Group, Inc	787
348,693		UBS AG. (Regd)	38,208
		TOTAL SECURITY AND COMMODITY BROKERS	550,747

SPECIAL TRADE CONTRACTORS - 0.15%
8,215		COMSYS Holdings Corp	117
973,440	*	First Gen Corp	856
880		KCI Konecranes Oyj	15

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
11,757		Kinden Corp	$106
457,022		Kone Oyj	18,788
		TOTAL SPECIAL TRADE CONTRACTORS	19,882

STONE, CLAY, AND GLASS PRODUCTS - 1.23%
103,792		Asahi Glass Co Ltd	1,547
18,540		Central Glass Co Ltd	107
137,422		Ciments Francais	21,503
3,257		Cimpor Cimentos de Portugal S.A.	22
15,830		Compagnie de Saint-Gobain	1,104
3,060		Cookson Group plc	28
1,042,500		CRH plc	36,334
41,573	*	Epcos AG.	550
446		FLSmidth & Co a/s (B Shs)	18
49,717		Hanson plc	650
946,072		Holcim Ltd (Regd)	75,144
1,145		Italcementi S.p.A.	27
18,417		James Hardie Industries NV	125
3		Lafarge North America, Inc	-	^
9,309		Lafarge S.A.	1,053
427,000		NGK Insulators Ltd	6,257
13,363		Nippon Sheet Glass Co Ltd	74
271,021	*	Owens-Illinois, Inc	4,708
63,024		Pilkington plc	177
335	*	RHI AG.	11
1,004,367		Rinker Group Ltd	14,216
35,956		Sumitomo Osaka Cement Co Ltd	131
49,227		Taiheiyo Cement Corp	237
24,271		Toto Ltd	225
45,150		UBE Industries Ltd	133
13,600	b*	USG Corp	1,292
1,018		Wienerberger AG.	51
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	165,724

TEXTILE MILL PRODUCTS - 0.01%
1,966,000		FibreChem Technologies Ltd	1,385
9,641		Texwinca Holdings Ltd	8
		TOTAL TEXTILE MILL PRODUCTS	1,393

TOBACCO PRODUCTS - 0.70%
1,058,082		Altadis S.A.	47,376
96,600		British American Tobacco plc	2,336
943,366		Imperial Tobacco Group plc	27,932
425,408		ITC Ltd	1,863
270		Japan Tobacco, Inc	947
33,000		Loews Corp (Carolina Group)	1,560
300		Reynolds American, Inc	32
904,007		Swedish Match AB	12,353
		TOTAL TOBACCO PRODUCTS	94,399

TRANSPORTATION BY AIR - 0.45%
7,258		Air France-KLM	171
33,000		All Nippon Airways Co Ltd	120
81,000	*	AMR Corp	2,191
15,804		Auckland International Airport Ltd	20
60,375		BAA plc	868

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
7,839		BBA Group plc	$38
6,313,000	*	British Airways plc	38,682
16,380		Cathay Pacific Airways Ltd	29
42,000	*	Continental Airlines, Inc (Class B)	1,130
62,778		Deutsche Lufthansa AG. (Regd)	1,122
65,201		FedEx Corp	7,364
170		Flughafen Wien AG.	13
7,618		Iberia Lineas Aereas de Espana	21
53,000		Japan Airlines Corp	138
894,410		Macquarie Airports	2,149
1,253,900		Malaysia Airports Holdings Bhd	694
16,314		Qantas Airways Ltd	41
534	*	Ryanair Holdings plc (Spon ADR)	29
54,216		SABMiller plc	1,068
1,196	*	SAS AB	17
118,423		Singapore Airlines Ltd	1,025
187,279		Southwest Airlines Co	3,369
20,000	*	UAL Corp	799
		TOTAL TRANSPORTATION BY AIR	61,098

TRANSPORTATION EQUIPMENT - 5.02%
6,658	*	Alstom RGPT	558
10,000	*	Armor Holdings, Inc	583
498,100		Autoliv, Inc	28,182
196,292		BAE Systems plc	1,433
185,094		Boeing Co	14,424
1,576	*	Bombardier, Inc (Class A)	5
345,433	*	Bombardier, Inc (Class B)	1,007
2,939		Brunswick Corp	114
609,000		Calsonic Kansei Corp	4,671
380		China Motor Corp	-	^
68,530		Cobham plc	223
599,808	e	DaimlerChrysler AG. (Regd)	34,406
74,800	e	Delphi Corp	47
33,975		Denso Corp	1,339
45		D'ieteren S.A.	13
1,053,082		European Aeronautic Defence and Space Co	44,310
17,989	e*	Fiat S.p.A.	226
374,760		Ford Motor Co	2,983
486,600		General Dynamics Corp	31,133
26,641	e	General Motors Corp	567
44,014		GKN plc	254
1,532,000		Goodpack Ltd	1,770
13,650		Harley-Davidson, Inc	708
10,762		Hino Motors Ltd	67
49,439		Honda Motor Co Ltd	3,055
37,800		Hyundai Motor Co	3,178
520,000	e	Isuzu Motors Ltd	1,913
5,642		ITT Industries, Inc	317
2,203,000		Jaya Holdings Ltd	1,783
23,743		Johnson Electric Holdings Ltd	22
11,419		JTEKT Corp	227
96,056	*	K&F Industries Holdings, Inc	1,595
70,827		Kawasaki Heavy Industries Ltd	248
3,991,000		Keppel Corp Ltd	34,036
4,079		Lagardere S.C.A.	318

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,162,052		Lockheed Martin Corp	$87,305
24,624	e	Magna International, Inc (Class A)	1,859
21,567		MAN AG.	1,495
18,300		Martin Marietta Materials, Inc	1,959
499,000		Nabtesco Corp	6,183
1,350,318		NHK Spring Co Ltd	17,052
2,889,900		Nissan Motor Co Ltd	34,241
700,989		Northrop Grumman Corp	47,871
27,600		NSK Ltd	239
7,197		Paccar, Inc	507
19,715	*	Pactiv Corp	484
9,059		Peugeot S.A.	570
582,615		Raytheon Co	26,707
686,187		Renault S.A.	72,867
290		Rieter Holding AG.	115
9,188		Rockwell Collins, Inc	518
99,685		Rolls-Royce Group plc	792
1,814		Sanden Corp	8
1,400,000		SembCorp Marine Ltd	2,466
4,550		Shimano, Inc	137
316,975		Siemens AG.	29,552
1,957,000		Singapore Technologies Engineering Ltd	3,749
186,644		Smiths Group plc	3,182
6,635		Textron, Inc	620
269,115		Thales S.A.	11,949
46,740		Tomkins plc	273
3,766		Toyoda Gosei Co Ltd	82
15,697		Toyota Industries Corp	640
886,842		Toyota Motor Corp	48,330
46,060	*	TransDigm Group, Inc	1,186
1,257		Trelleborg AB (B Shs)	29
123,400	*	TRW Automotive Holdings Corp	2,875
864,200		United Technologies Corp	50,098
27,508	e	Volkswagen AG.	2,074
13,389		Volvo AB (B Shs)	626
15,324		Yamaha Motor Co Ltd	378
		TOTAL TRANSPORTATION EQUIPMENT	674,733

TRANSPORTATION SERVICES - 0.60%
22,415		Arriva plc	239
2,428,211	*	Expedia, Inc	49,220
4,451		Expeditors International Washington, Inc	385
957,664	*	IAC/InterActiveCorp	28,222
46	*	Kuoni Reisen Holding (Regd)	24
46,425	e	Lear Corp	823
32,396		MTR Corp	73
8,301		National Express Group plc	136
10,552		Patrick Corp Ltd	61
51,631		Stagecoach Group plc	103
2,560		Stolt-Nielsen S.A.	79
4,114		Toll Holdings Ltd	38
46,305	e	TUI AG.	908
		TOTAL TRANSPORTATION SERVICES	80,311

TRUCKING AND WAREHOUSING - 0.40%
613		Cargotec Corp	25

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
211,900		CNF, Inc	$10,582
590,631		Deutsche Post AG. (Regd)	14,788
1,282		DSV a/s	171
14,515		Kamigumi Co Ltd	115
1,769		Mitsubishi Logistics Corp	28
60,858		Nippon Express Co Ltd	345
12,920		Seino Holdings Corp	135
412,848		TNT NV	14,274
152,483		United Parcel Service, Inc (Class B)	12,104
23,840		Yamato Transport Co Ltd	487
		TOTAL TRUCKING AND WAREHOUSING	53,054

WATER TRANSPORTATION - 0.13%
83		AP Moller - Maersk a/s	712
265,000		Aries Maritime Transport Ltd	3,702
4,899		Associated British Ports Holdings plc	61
696,400		Bintulu Port Holdings Bhd	896
65,180		Carnival Corp	3,088
10,910		Carnival plc	535
283		Compagnie Maritime Belge S.A.	8
570,946		Cosco Corp Singapore Ltd	434
5,347		D/S Torm A/S	249
297		Euronav NV	8
3,088	e	Frontline Ltd	103
96,391		Genco Shipping & Trading Ltd	1,641
44,329	e	Kawasaki Kisen Kaisha Ltd	261
552		Kuehne & Nagel International AG.	178
305,900		Malaysia International Shipping Corp Bhd	781
81,675		Mitsui OSK Lines Ltd	551
166,213		Neptune Orient Lines Ltd	224
94,288		Nippon Yusen Kabushiki Kaisha	575
3,539		Orient Overseas International Ltd	12
40,542		Royal Caribbean Cruises Ltd	1,704
211	e	Ship Finance International Ltd	4
330,000	*	TBS International Ltd	2,244
46,094		Wan Hai Lines Ltd	28
		TOTAL WATER TRANSPORTATION	17,999

WHOLESALE TRADE-DURABLE GOODS - 1.32%
1,562		AGFA-Gevaert NV	30
314,561		Aristocrat Leisure Ltd	3,091
153,000	*	Arrow Electronics, Inc	4,937
11,489		Assa Abloy AB (B Shs)	213
2,926		Autobacs Seven Co Ltd	146
20,924		Boral Ltd	133
33,757		Brambles Industries plc	252
1,883		Buhrmann NV	33
8,428		Canon Sales Co, Inc	181
10,871		Cie Generale d'Optique Essilor International S.A.	968
11,100		Commercial Metals Co	594
32,640		Creative Technology Ltd	238
1,057,540		Datacraft Asia Ltd	1,195
68,182		Electrocomponents plc	331
21,781		Finning International, Inc	721
9,407		FKI plc	21
7,785		Genuine Parts Co	341

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
10,943,320	*	Hagemeyer NV	$55,223
13,475		Hitachi Software Engineering Co Ltd	249
2,487,000		Melco International Development	5,128
779,600	e	Mitsui & Co Ltd	11,246
41,310	*	NCSoft Corp	3,031
50		NET One Systems Co Ltd	103
292,481		Omnicare, Inc	16,083
14,855		Orion Oyj	358
9,845	*	Patterson Cos, Inc	347
1,346		Rautaruukki Oyj	50
1,992,446		Sumitomo Corp	28,302
11,099	*	Tandberg Television ASA	232
2,367		W.W. Grainger, Inc	178
6,080		Wesfarmers Ltd	151
1,751,750		Wolseley plc	42,964
616		Zodiac S.A.	40
		TOTAL WHOLESALE TRADE-DURABLE GOODS	177,110

WHOLESALE TRADE-NONDURABLE GOODS - 1.71%
1,454,679		Alliance Unichem plc	22,608
484		Axfood AB	12
327,094		Billabong International Ltd	3,545
4,450		C&C Group plc	30
225,500		Cardinal Health, Inc	16,804
1,403		Casino Guichard Perrachon S.A.	98
8,264		Celesio AG.	781
818,496		Esprit Holdings Ltd	6,371
32,342		Foster's Group Ltd	122
5,067		Fyffes plc	14
377,000	*	I B Daiwa Corp	514
4,459		Inchcape plc	202
1,038		Kesko Oyj (B Shares)	32
28,409		Li & Fung Ltd	64
2,248,300		Marubeni Corp	11,738
1,302,081		McKesson Corp	67,877
32,499		Metro AG.	1,664
620,281		Mitsubishi Corp	14,089
9,888		Nike, Inc (Class B)	842
77,801		Nippon Oil Corp	609
479		Oriflame Cosmetics S.A. (SDR)	16
282,160		Orkla ASA	13,973
110,148		Reliance Industries Ltd	1,966
222,886		Safeway, Inc	5,599
494		Societe BIC S.A.	33
1,647,200		Supervalu, Inc	50,767
5,234		Suzuken Co Ltd	164
27,596		Sysco Corp	884
97,050		Unilever NV	6,718
30,719		Unilever NV	2,130
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	230,266

		TOTAL COMMON STOCKS	13,323,372
		(Cost $12,265,215)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
			RATE	DATE	(000)

PRINCIPAL

SHORT TERM INVESTMENTS - 1.22%

COMMERCIAL PAPER - 0.18%
$25,000,000	c	Atlantis One Funding Corp	4.250%	04/24/06	$24,930
		TOTAL COMMERCIAL PAPER			24,930

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.85%

25,000,000	d	Federal Home Loan Bank (FHLB)	4.580	04/05/06	24,994
89,940,000	d	Federal Home Loan Mortgage Corp (FHLMC)	4.670	04/03/06	89,905
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			114,899

VARIABLE NOTES - 0.19%
25,000,000		Harrier Finance Funding LLC	4.900	06/26/06	25,001
		TOTAL VARIABLE NOTES			25,001

		TOTAL SHORT TERM INVESTMENTS			164,830
		(Cost $164,836)

		TOTAL PORTFOLIO - 100.56%			13,518,720
		(Cost $12,453,969)
		OTHER ASSETS & LIABILITIES, NET - (0.56%)			(75,888)

		NET ASSETS - 100.00%			$13,442,832

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	Regd	Registered
	Spon	Sponsored
	*	Non-income producing
	**	Percentage represents less than 0.01%
	^	Amount represents less than $1,000
	b	In bankruptcy
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open
		futures contracts.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	LOSS
E-mini S&P 500 Index	800	$52,132,000	June 2006	(113,421)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country
March 31, 2006

		% OF MARKET
DOMESTIC	VALUE	VALUE
UNITED STATES	$6,499,829,967	48.08%

TOTAL DOMESTIC	6,499,829,967	48.08

FOREIGN
AUSTRALIA	184,405,868	1.36
AUSTRIA	6,496,854	0.05
BELGIUM	49,814,773	0.37
BRAZIL	41,026,941	0.30
CANADA	273,099,522	2.02
CAYMAN ISLANDS	19,739,772	0.15
CHINA	8,273,530	0.06
DENMARK	5,316,641	0.04
FINLAND	259,136,160	1.92
FRANCE	583,133,687	4.31
GERMANY	778,577,302	5.76
GREECE	18,331,815	0.14
HONG KONG	140,750,063	1.04
HUNGARY	2,449,413	0.02
INDIA	42,380,958	0.31
INDONESIA	3,894,891	0.03
IRELAND	68,229,862	0.50
ITALY	166,223,574	1.23
ISRAEL	65,813,135	0.49
JAPAN	1,488,272,855	11.01
LUXEMBOURG	22,782,510	0.17
MALAYSIA	8,771,577	0.06
NETHERLANDS	306,459,437	2.27
NEW ZEALAND	2,739,724	0.02
NORWAY	38,121,606	0.28
PHILIPPINES	16,319,472	0.12
PORTUGAL	816,142	0.01
REPUBLIC OF KOREA	105,743,553	0.78
RUSSIA	19,188,701	0.14
SINGAPORE	109,572,965	0.81
SPAIN	274,333,837	2.03
SWEDEN	110,783,707	0.82
SWITZERLAND	511,194,072	3.78
TAIWAN (REPUBLIC OF CHINA)	22,279,259	0.17
THAILAND	11,380,224	0.08
UNITED KINGDOM	1,253,035,743	9.27

TOTAL FOREIGN	7,018,890,145	51.92

TOTAL PORTFOLIO	$13,518,720,112	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 100.49%

CERTIFICATES OF DEPOSIT - 14.10%
$50,000,000		Abbey National plc	4.520%	04/13/06	$49,998
50,000,000		Abbey National plc	4.520	04/14/06	49,998
24,935,000		American Express Centurion Bank	4.610	04/10/06	24,935
25,000,000		American Express Centurion Bank	4.720	04/19/06	25,000
50,000,000		American Express Centurion Bank	4.660	05/11/06	49,993
30,000,000		American Express Centurion Bank	4.730	05/24/06	29,994
25,000,000		American Express Centurion Bank	4.750	05/26/06	24,995
25,000,000		Bank Of Montreal	4.500	04/13/06	24,999
50,000,000		Bank Of Montreal	4.990	09/20/06	49,980
30,000,000		Barclays Bank, plc	4.750	05/12/06	30,000
31,000,000		Barclays Bank, plc	4.875	06/12/06	30,998
30,000,000		Calyon	4.495	04/03/06	30,000
25,000,000		Calyon	4.610	04/17/06	25,000
50,000,000		Calyon	4.670	05/12/06	49,993
50,000,000		Deutsche Bank	4.440	04/03/06	49,999
45,000,000		Deutsche Bank	4.680	05/16/06	44,992
50,000,000		Deutsche Bank	4.685	05/17/06	49,990
50,000,000		Dexia Bank	4.570	04/10/06	49,999
50,000,000		Dexia Bank	4.665	05/15/06	49,991
25,000,000		Dexia Bank	4.865	06/21/06	24,998
47,000,000		First Tennessee Bank NA	4.860	06/20/06	46,996
43,385,000		Royal Bank of Canada	4.690	05/16/06	43,377
5,000,000		Royal Bank of Canada	4.710	05/22/06	4,999
50,000,000		Royal Bank of Canada	4.850	07/28/06	49,978
25,000,000		Royal Bank of Scotland plc	4.440	04/03/06	25,000
25,000,000		Wells Fargo	4.770	04/26/06	25,000
25,000,000		Wells Fargo	4.770	04/28/06	25,000
18,000,000		Wells Fargo	4.770	05/05/06	18,000
50,000,000		Wells Fargo	4.770	05/10/06	50,000
28,720,000		Wells Fargo	4.810	05/22/06	28,720
		TOTAL CERTIFICATES OF DEPOSIT			1,082,922

COMMERCIAL PAPER - 79.88%
25,000,000		Abbey National North America LLC	4.375	04/06/06	24,982
25,000,000		Abbey National North America LLC	4.830	09/07/06	24,452
6,600,000		ABN Amro North America Finance, Inc	4.420	04/05/06	6,596
47,000,000		ABN Amro North America Finance, Inc	4.890	08/03/06	46,221
25,000,000		American Express Credit Corp	4.420	04/06/06	24,982
15,825,000		American Honda Finance Corp	4.470	04/10/06	15,805
25,000,000		American Honda Finance Corp	4.610	04/24/06	24,923
26,958,000		American Honda Finance Corp	4.640	05/08/06	26,826
18,144,000	c	Atlantis One Funding Corp	4.570	04/10/06	18,121
50,000,000	c	Atlantis One Funding Corp	4.500	04/17/06	49,893
10,000,000	c	Atlantis One Funding Corp	4.250	04/24/06	9,970
25,000,000	c	Atlantis One Funding Corp	4.670	05/17/06	24,851
24,548,000	c	Atlantis One Funding Corp	4.710	05/23/06	24,376
20,000,000		Barclays U.S. Funding Corp	4.750	04/28/06	19,926

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 20,000,000		Barclays U.S. Funding Corp	4.730%	05/16/06	$19,881
13,169,000		Barclays U.S. Funding Corp	4.820	05/30/06	13,065
18,800,000		Becton Dickinson & Co	4.750	05/09/06	18,703
4,300,000	c	Beta Finance, Inc	4.450	04/10/06	4,295
11,000,000	c	Beta Finance, Inc	4.550	04/11/06	10,985
43,410,000	c	Beta Finance, Inc	4.600	04/13/06	43,338
21,000,000	c	Beta Finance, Inc	4.700	05/03/06	20,912
28,680,000	c	Beta Finance, Inc	4.630	05/05/06	28,551
24,000,000	c	Beta Finance, Inc	4.620	05/09/06	23,879
20,000,000	c	Beta Finance, Inc	4.690	05/12/06	19,891
11,295,000	c	Beta Finance, Inc	4.675	05/19/06	11,223
36,440,000	c	BMW US Capital Corp	4.570	04/24/06	36,329
38,005,000	c	BMW US Capital Corp	4.720	05/08/06	37,816
20,930,000	c	BMW US Capital Corp	4.770	05/25/06	20,777
9,715,000	c	BMW US Capital Corp	4.670	05/31/06	9,639
25,000,000		Calyon	4.435	04/11/06	24,966
19,500,000		Calyon North America, Inc	4.835	07/21/06	19,210
25,180,000		Canadian Imperial Holding, Inc	4.440	04/10/06	25,148
22,000,000		Canadian Imperial Holding, Inc	4.760	06/07/06	21,807
51,455,000	c	CC Inc	4.520	04/03/06	51,436
965,000	c	CC Inc	4.500	04/17/06	963
9,055,000	c	CC Inc	4.200	04/20/06	9,033
15,000,000	c	CC Inc	4.525	04/25/06	14,952
3,000,000	c	CC Inc	4.560	04/26/06	2,990
6,500,000	c	CC Inc	4.630	04/28/06	6,477
7,000,000	c	CC Inc	4.700	05/03/06	6,970
7,000,000	c	CC Inc	4.710	05/12/06	6,962
33,000,000	c	CC Inc	4.690	05/17/06	32,804
20,365,000	c	CC Inc	4.780	05/30/06	20,203
25,000,000	c	CC Inc	4.870	06/29/06	24,702
13,895,000	c	Ciesco LLC	4.550	04/12/06	13,874
30,000,000	c	Ciesco LLC	4.600	04/18/06	29,932
6,325,000	c	Ciesco LLC	4.620	04/21/06	6,308
21,000,000	c	Ciesco LLC	4.625	04/24/06	20,935
63,540,000	c	Ciesco LLC	4.750	05/03/06	63,265
15,000,000	c	Ciesco LLC	4.750	05/17/06	14,907
50,000,000	c	Ciesco LLC	4.750	05/19/06	49,677
30,000,000		Citigroup Funding, Inc	4.520	04/06/06	29,977
100,000,000		Citigroup Funding, Inc	4.520	04/07/06	99,913
20,000,000		Citigroup Funding, Inc	4.440	04/10/06	19,975
27,510,000	c	Colgate-Palmolive Co	4.735	04/19/06	27,441
4,200,000	c	Concentrate Manufacturing Co of Ireland	4.600	04/17/06	4,191
33,840,000	c	Concentrate Manufacturing Co of Ireland	4.730	04/27/06	33,720
19,000,000	c	Corporate Asset Funding Corp, Inc	4.520	04/04/06	18,990
30,210,000	c	Corporate Asset Funding Corp, Inc	4.560	04/11/06	30,168
35,000,000	c	Corporate Asset Funding Corp, Inc	4.600	04/20/06	34,911
13,000,000	c	Corporate Asset Funding Corp, Inc	4.760	04/27/06	12,954
20,000,000	c	Corporate Asset Funding Corp, Inc	4.670	04/28/06	19,927
14,000,000	c	Corporate Asset Funding Corp, Inc	4.710	05/11/06	13,925
14,000,000	c	Corporate Asset Funding Corp, Inc	4.740	05/15/06	13,917
4,500,000	c	Corporate Asset Funding Corp, Inc	4.740	05/18/06	4,472
25,000,000	c	Danske Corp	4.430	04/11/06	24,966
10,000,000	c	Danske Corp	4.470	04/13/06	9,984
28,297,000	c	Danske Corp	4.610	04/26/06	28,207
28,000,000	c	Danske Corp	4.680	05/08/06	27,862
21,000,000	c	Danske Corp	4.820	06/08/06	20,814

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 18,640,000	c	Danske Corp	4.840%	06/27/06	$18,426
8,700,000	c	Danske Corp	4.880	07/13/06	8,580
11,000,000	c	Danske Corp	4.705	07/28/06	10,826
4,340,000	c	Dorada Finance, Inc	4.600	04/26/06	4,326
10,000,000	c	Dorada Finance, Inc	4.640	04/28/06	9,964
20,000,000	c	Dorada Finance, Inc	4.610	05/08/06	19,902
7,000,000	c	Dorada Finance, Inc	4.650	05/10/06	6,965
40,000,000	c	Dorada Finance, Inc	4.690	05/12/06	39,783
2,000,000	c	Dorada Finance, Inc	4.670	05/15/06	1,988
3,500,000	c	Dorada Finance, Inc	4.690	05/23/06	3,476
16,000,000	c	Dorada Finance, Inc	4.710	05/24/06	15,889
46,000,000	c	Dorada Finance, Inc	4.820	05/25/06	45,661
20,000,000	c	Dorada Finance, Inc	4.720	05/31/06	19,844
22,600,000	c	Dorada Finance, Inc	4.750	06/02/06	22,417
1,750,000	c	Dorada Finance, Inc	4.870	08/02/06	1,721
17,000,000	c	Edison Asset Securitization, LLC	4.520	04/03/06	16,994
52,015,000	c	Edison Asset Securitization, LLC	4.430	04/04/06	51,989
15,500,000	c	Edison Asset Securitization, LLC	4.420	04/07/06	15,486
5,000,000	c	Edison Asset Securitization, LLC	4.550	04/11/06	4,993
23,589,000	c	Edison Asset Securitization, LLC	4.500	04/12/06	23,555
50,000,000	c	Edison Asset Securitization, LLC	4.560	04/24/06	49,848
21,000,000	c	Edison Asset Securitization, LLC	4.740	04/26/06	20,928
15,615,000	c	Edison Asset Securitization, LLC	4.690	05/09/06	15,535
25,000,000		Fcar Owner Trust I	4.430	04/05/06	24,985
45,000,000		Fcar Owner Trust I	4.550	04/06/06	44,965
30,000,000		Fcar Owner Trust I	4.630	04/19/06	29,927
40,000,000		Fcar Owner Trust I	4.640	04/21/06	39,892
25,000,000		Fcar Owner Trust I	4.690	04/27/06	24,912
20,000,000		Fcar Owner Trust I	4.710	05/02/06	19,916
12,975,000	c	Gannett Co, Inc	4.610	04/05/06	12,967
30,000,000	c	Gannett Co, Inc	4.630	04/12/06	29,954
27,200,000	c	Gannett Co, Inc	4.620	04/18/06	27,137
30,000,000	c	Gannett Co, Inc	4.720	04/26/06	29,900
24,770,000	c	Gannett Co, Inc	4.750	04/27/06	24,682
8,000,000	c	Gannett Co, Inc	4.760	05/10/06	7,958
30,000,000		General Electric Capital Corp	4.540	04/05/06	29,981
27,000,000		General Electric Capital Corp	4.600	05/08/06	26,869
14,000,000		General Electric Capital Corp	4.510	05/19/06	13,911
10,000,000		General Electric Capital Corp	4.520	06/27/06	9,885
30,000,000		General Electric Capital Corp	4.520	06/28/06	29,651
20,000,000		General Electric Capital Corp	4.740	08/14/06	19,634
10,250,000		General Electric Capital Corp	4.870	09/18/06	10,010
5,765,000		General Electric Capital Corp	4.795	10/23/06	5,600
8,205,000		Goldman Sachs Group, Inc	4.870	04/03/06	8,202
6,285,000		Goldman Sachs Group, Inc	4.730	10/23/06	6,105
15,580,000		Goldman Sachs Group, Inc	4.810	11/01/06	15,112
10,000,000		Goldman Sachs Group, Inc	4.810	11/02/06	9,698
12,500,000	c	Govco, Inc	4.450	04/07/06	12,489
15,500,000	c	Govco, Inc	4.450	04/10/06	15,481
5,000,000	c	Govco, Inc	4.210	04/17/06	4,989
12,000,000	c	Govco, Inc	4.500	04/18/06	11,973
22,640,000	c	Govco, Inc	4.530	04/25/06	22,568
45,000,000	c	Govco, Inc	4.750	05/03/06	44,804
8,000,000	c	Govco, Inc	4.600	05/04/06	7,966
12,000,000	c	Govco, Inc	4.660	05/18/06	11,926
5,000,000	c	Govco, Inc	4.815	06/19/06	4,948

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 54,550,000	c	Govco, Inc	4.830%	06/21/06	$53,963
7,300,000	c	Govco, Inc	4.830	09/05/06	7,143
1,335,000	c	Grampian Funding LLC	4.210	04/11/06	1,333
20,000,000	c	Grampian Funding LLC	4.590	05/03/06	19,918
7,000,000	c	Grampian Funding LLC	4.670	05/15/06	6,959
45,000,000	c	Grampian Funding LLC	4.720	05/30/06	44,641
43,750,000		Greenwich Capital Holdings, Inc	4.810	05/31/06	43,393
30,000,000	c	Greyhawk Funding LLC	4.610	04/11/06	29,958
7,000,000	c	Greyhawk Funding LLC	4.740	04/19/06	6,983
19,115,000	c	Greyhawk Funding LLC	4.650	05/01/06	19,037
15,000,000	c	Greyhawk Funding LLC	4.780	05/04/06	14,932
18,000,000	c	Greyhawk Funding LLC	4.760	05/10/06	17,905
40,000,000	c	Greyhawk Funding LLC	4.800	06/06/06	39,653
9,000,000	c	Greyhawk Funding LLC	4.830	06/13/06	8,913
10,000,000	c	Harley-Davidson Funding Corp	4.550	04/05/06	9,994
11,400,000	c	Harley-Davidson Funding Corp	4.730	05/19/06	11,327
12,300,000	c	Harley-Davidson Funding Corp	4.790	05/23/06	12,213
35,350,000	c	Harrier Finance Funding LLC	4.600	04/12/06	35,298
81,370,000	c	Harrier Finance Funding LLC	4.460	04/20/06	81,171
25,000,000	c	Harrier Finance Funding LLC	4.630	05/02/06	24,898
13,000,000	c	Harrier Finance Funding LLC	4.670	05/17/06	12,923
7,000,000	c	Harrier Finance Funding LLC	4.720	05/22/06	6,952
10,000,000	c	Harrier Finance Funding LLC	4.740	05/25/06	9,928
10,000,000	c	Harrier Finance Funding LLC	4.850	06/09/06	9,909
10,000,000	c	Harrier Finance Funding LLC	4.890	06/30/06	9,876
4,065,000		HBOS Treasury Services plc	4.670	05/15/06	4,041
10,000,000		HBOS Treasury Services plc	4.640	05/16/06	9,941
11,650,000		HBOS Treasury Services plc	4.810	06/08/06	11,547
47,000,000		HBOS Treasury Services plc	4.760	06/09/06	46,577
2,130,000		HSBC Finance Corp	4.410	04/04/06	2,129
24,000,000		HSBC Finance Corp	4.540	04/27/06	23,919
50,000,000		HSBC Finance Corp	4.640	05/01/06	49,800
50,000,000		HSBC Finance Corp	4.690	05/30/06	49,603
24,000,000		HSBC Finance Corp	4.730	06/05/06	23,796
30,000,000	c	IBM Capital, Inc	4.720	04/26/06	29,898
27,500,000	c	Kitty Hawk Funding Corp	4.700	04/18/06	27,435
2,860,000	c	Kitty Hawk Funding Corp	4.760	04/24/06	2,851
16,510,000	c	Kitty Hawk Funding Corp	4.540	04/25/06	16,458
50,000,000	c	Kitty Hawk Funding Corp	4.750	04/27/06	49,822
18,708,000	c	Kitty Hawk Funding Corp	4.780	04/28/06	18,638
41,200,000	c	Kitty Hawk Funding Corp	4.780	05/18/06	40,938
28,785,000	c	Kitty Hawk Funding Corp	4.820	06/19/06	28,483
5,280,000	c	Kitty Hawk Funding Corp	4.860	09/20/06	5,154
28,335,000	c	Links Finance LLC	4.620	05/09/06	28,192
5,000,000	c	Links Finance LLC	4.730	05/12/06	4,972
26,000,000	c	Links Finance LLC	4.670	05/18/06	25,839
25,000,000	c	Links Finance LLC	4.700	05/24/06	24,827
34,500,000	c	Links Finance LLC	4.770	06/08/06	34,192
34,000,000	c	Links Finance LLC	4.785	06/09/06	33,692
28,000,000	c	Links Finance LLC	4.500	06/20/06	27,703
50,000,000	c	Nestle Capital Corp	4.480	04/03/06	49,981
11,125,000		Paccar Financial Corp	4.400	04/07/06	11,115
665,000		Paccar Financial Corp	4.435	04/11/06	664
32,000,000		Paccar Financial Corp	4.450	04/12/06	31,954
20,400,000		Paccar Financial Corp	4.590	05/10/06	20,299
6,550,000		Paccar Financial Corp	4.640	05/15/06	6,512

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 16,355,000		Paccar Financial Corp	4.670%	05/18/06	$16,255
4,745,000		Paccar Financial Corp	4.680	05/25/06	4,711
4,100,000		Paccar Financial Corp	4.690	05/30/06	4,068
29,500,000	c	Park Avenue Receivables Corp	4.680	04/13/06	29,450
25,000,000	c	Park Avenue Receivables Corp	4.730	04/24/06	24,921
45,225,000	c	Park Avenue Receivables Corp	4.740	04/25/06	45,076
47,164,000	c	Park Avenue Receivables Corp	4.670	05/05/06	46,950
40,000,000	c	Park Avenue Receivables Corp	4.790	05/23/06	39,718
24,630,000	c	Preferred Receivables Funding Corp	4.710	04/19/06	24,569
46,985,000	c	Preferred Receivables Funding Corp	4.525	04/20/06	46,870
61,505,000	c	Preferred Receivables Funding Corp	4.720	04/21/06	61,336
6,000,000	c	Preferred Receivables Funding Corp	4.740	04/27/06	5,979
8,290,000	c	Preferred Receivables Funding Corp	4.650	05/02/06	8,256
5,100,000	c	Preferred Receivables Funding Corp	4.760	05/03/06	5,078
4,000,000	c	Preferred Receivables Funding Corp	4.665	05/04/06	3,982
44,000,000	c	Preferred Receivables Funding Corp	4.715	05/11/06	43,764
20,000,000	c	Private Export Funding Corp	4.400	04/04/06	19,990
5,000,000	c	Private Export Funding Corp	4.430	04/19/06	4,989
10,000,000	c	Private Export Funding Corp	4.530	05/09/06	9,950
14,000,000	c	Private Export Funding Corp	4.600	05/10/06	13,931
9,840,000	c	Private Export Funding Corp	4.520	05/18/06	9,780
15,000,000	c	Private Export Funding Corp	4.510	06/06/06	14,871
36,415,000	c	Private Export Funding Corp	4.470	06/07/06	36,097
20,000,000	c	Private Export Funding Corp	4.460	06/08/06	19,823
14,245,000	c	Private Export Funding Corp	4.720	06/13/06	14,109
12,125,000	c	Private Export Funding Corp	4.640	06/14/06	12,007
10,000,000	c	Private Export Funding Corp	4.810	07/11/06	9,865
10,000,000	c	Private Export Funding Corp	4.800	07/12/06	9,864
20,000,000	c	Private Export Funding Corp	4.810	07/13/06	19,725
25,000,000	c	Procter & Gamble Co	4.490	04/04/06	24,988
25,000,000	c	Procter & Gamble Co	4.490	04/05/06	24,984
8,110,000		Rabobank USA Finance Corp	4.460	04/19/06	8,092
25,000,000		Rabobank USA Finance Corp	4.450	05/15/06	24,855
10,940,000		Rabobank USA Finance Corp	4.460	05/22/06	10,866
18,200,000		Rabobank USA Finance Corp	4.580	07/05/06	17,970
24,730,000	c	Ranger Funding Co LLC	4.560	04/06/06	24,711
10,000,000	c	Ranger Funding Co LLC	4.570	04/07/06	9,991
11,751,000	c	Ranger Funding Co LLC	4.580	04/10/06	11,736
22,498,000	c	Ranger Funding Co LLC	4.500	04/17/06	22,450
5,000,000	c	Ranger Funding Co LLC	4.640	04/19/06	4,988
4,051,000	c	Ranger Funding Co LLC	4.750	04/21/06	4,040
11,000,000	c	Ranger Funding Co LLC	4.660	04/24/06	10,966
72,300,000	c	Ranger Funding Co LLC	4.680	04/25/06	72,069
2,204,000	c	Ranger Funding Co LLC	4.770	04/26/06	2,196
12,427,000	c	Ranger Funding Co LLC	4.760	05/05/06	12,369
23,245,000		Royal Bank of Canada	4.730	06/06/06	23,237
25,000,000		Royal Bank of Scotland plc	4.420	04/05/06	24,985
22,000,000		Royal Bank of Scotland plc	4.650	05/15/06	21,873
10,344,000	c	Scaldis Capital LLC	4.440	04/05/06	10,338
3,289,000	c	Scaldis Capital LLC	4.420	05/17/06	3,269
10,172,000	c	Scaldis Capital LLC	4.680	05/18/06	10,109
25,000,000	c	Scaldis Capital LLC	4.755	06/02/06	24,797
14,169,000	c	Scaldis Capital LLC	4.585	06/20/06	14,018
1,222,000	c	Scaldis Capital LLC	4.580	07/12/06	1,205
15,164,000	c	Scaldis Capital LLC	4.840	07/17/06	14,945
6,931,000	c	Scaldis Capital LLC	4.850	08/23/06	6,795

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 7,425,000	c	Scaldis Capital LLC	4.970%	09/29/06	$7,242
40,000,000	c	Sheffield Receivables Corp	4.550	04/04/06	39,980
25,000,000	c	Sheffield Receivables Corp	4.380	04/21/06	24,935
18,400,000	c	Sheffield Receivables Corp	4.620	04/24/06	18,343
22,062,000	c	Sheffield Receivables Corp	4.815	09/05/06	21,586
3,855,000		Shell International Finance B.V.	4.520	04/05/06	3,853
5,000,000		Shell International Finance B.V.	4.540	04/13/06	4,992
34,965,000	c	Shell International Finance B.V.	4.570	05/02/06	34,823
7,429,000		Shell International Finance B.V.	4.620	05/18/06	7,384
30,000,000		Shell International Finance B.V.	4.850	06/30/06	29,632
20,000,000	c	Sigma Finance, Inc	4.470	04/05/06	19,988
25,000,000	c	Sigma Finance, Inc	4.420	04/07/06	24,978
20,000,000	c	Sigma Finance, Inc	4.610	05/05/06	19,910
16,200,000	c	Sigma Finance, Inc	4.400	05/08/06	16,121
23,500,000	c	Sigma Finance, Inc	4.675	05/15/06	23,363
2,800,000	c	Sigma Finance, Inc	4.640	05/19/06	2,782
12,195,000	c	Sigma Finance, Inc	4.530	06/06/06	12,089
4,200,000	c	Sigma Finance, Inc	4.830	06/20/06	4,155
4,615,000	c	Sigma Finance, Inc	4.840	06/29/06	4,560
2,500,000	c	Sigma Finance, Inc	4.920	08/10/06	2,456
35,000,000		Societe Generale North America, Inc	4.560	04/03/06	34,987
5,200,000		Societe Generale North America, Inc	4.540	04/04/06	5,197
28,900,000		Societe Generale North America, Inc	4.420	04/06/06	28,879
13,000,000		Societe Generale North America, Inc	4.430	04/12/06	12,981
14,170,000		Societe Generale North America, Inc	4.600	04/20/06	14,136
9,500,000		Societe Generale North America, Inc	4.660	05/08/06	9,454
33,000,000		Societe Generale North America, Inc	4.810	07/20/06	32,514
2,483,000		Societe Generale North America, Inc	4.825	10/06/06	2,418
9,000,000		Societe Generale North America, Inc	4.820	11/21/06	8,705
6,280,000	c	Stanley Works	4.550	04/05/06	6,276
6,500,000	c	Stanley Works	4.750	05/10/06	6,466
6,318,000		Swedish Export Credit Corp	4.620	04/06/06	6,313
20,000,000		Swedish Export Credit Corp	4.600	04/10/06	19,974
22,955,000		Swedish Export Credit Corp	4.750	05/08/06	22,840
53,070,000		Toronto-Dominion Holdings USA, Inc	4.490	04/18/06	52,951
30,000,000		Toronto-Dominion Holdings USA, Inc	4.515	05/22/06	29,797
26,000,000	c	Toronto-Dominion Holdings USA, Inc	4.700	05/31/06	25,798
15,000,000	c	Toronto-Dominion Holdings USA, Inc	4.740	06/08/06	14,867
25,000,000	c	Toronto-Dominion Holdings USA, Inc	4.810	10/03/06	24,360
1,500,000		Toronto-Dominion Holdings USA, Inc	4.800	10/27/06	1,456
30,000,000		Toyota Motor Credit Corp	4.590	04/18/06	29,812
25,715,000		Toyota Motor Credit Corp	4.780	05/17/06	25,555
50,000,000		UBS Finance, (Delaware), Inc	4.515	04/03/06	49,981
14,000,000		UBS Finance, (Delaware), Inc	4.370	04/07/06	13,988
11,000,000		UBS Finance, (Delaware), Inc	4.580	04/10/06	10,986
16,500,000		UBS Finance, (Delaware), Inc	4.575	04/11/06	16,477
4,128,000		UBS Finance, (Delaware), Inc	4.470	04/12/06	4,122
2,100,000		UBS Finance, (Delaware), Inc	4.440	04/19/06	2,095
9,098,000		UBS Finance, (Delaware), Inc	4.620	04/20/06	9,076
22,000,000		UBS Finance, (Delaware), Inc	4.770	05/09/06	21,886
21,500,000		UBS Finance, (Delaware), Inc	4.820	08/07/06	21,128
18,225,000	c	Variable Funding Capital Corp	4.450	04/04/06	18,216
26,000,000	c	Variable Funding Capital Corp	4.485	04/06/06	25,981
50,000,000	c	Variable Funding Capital Corp	4.580	04/11/06	49,930
24,000,000	c	Variable Funding Capital Corp	4.550	04/12/06	23,965
7,000,000	c	Variable Funding Capital Corp	4.760	05/19/06	6,953

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 19,000,000	c	Wal-Mart Stores	4.725%	05/09/06	$18,903
5,000,000	c	Wal-Mart Stores	4.750	05/16/06	4,970
4,291,000	c	Yorktown Capital, LLC	4.610	04/13/06	4,284
20,474,000	c	Yorktown Capital, LLC	4.700	04/18/06	20,426
14,168,000	c	Yorktown Capital, LLC	4.700	04/20/06	14,131
9,833,000	c	Yorktown Capital, LLC	4.630	04/21/06	9,806
6,065,000	c	Yorktown Capital, LLC	4.680	04/28/06	6,043
9,182,000	c	Yorktown Capital, LLC	4.780	05/10/06	9,135
31,382,000	c	Yorktown Capital, LLC	4.820	06/19/06	31,053
		TOTAL COMMERCIAL PAPER			6,134,597

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 3.52%
18,000,000		Federal Home Loan Bank (FHLB)	4.660	04/12/06	17,972
50,000,000		FHLB	4.475	04/17/06	49,896
20,845,000		FHLB	4.485	04/19/06	20,795
100,000		FHLB	4.480	04/21/06	100
19,730,000		FHLB	4.510	04/26/06	19,665
200,000		FHLB	4.390	05/25/06	199
15,000,000		FHLB	4.660	05/31/06	14,886
6,560,000		FHLB	4.420	06/02/06	6,508
4,263,000		Federal Home Loan Mortgage Corp (FHLMC)	3.894	04/10/06	4,258
770,000		FHLMC	4.580	04/11/06	769
8,275,000		FHLMC	4.360	05/02/06	8,242
2,195,000		FHLMC	4.610	05/16/06	2,182
2,100,000		FHLMC	4.400	05/23/06	2,086
30,000,000		FHLMC	4.430	06/05/06	29,751
4,600,000		FHLMC	4.450	06/20/06	4,553
1,265,000		FHLMC	4.330	06/27/06	1,251
1,430,000		FHLMC	4.150	06/30/06	1,413
950,000		FHLMC	4.540	07/25/06	936
9,965,000		FHLMC	4.800	09/12/06	9,744
1,609,000		FHLMC	4.790	09/18/06	1,572
31,750,000		Federal National Mortgage Association (FNMA)	4.420	04/19/06	31,680
70,000		FNMA	4.250	04/28/06	70
6,890,000		FNMA	4.390	05/10/06	6,856
6,750,000		FNMA	4.610	05/24/06	6,705
496,000		FNMA	3.814	06/30/06	490
6,860,000		FNMA	4.460	09/01/06	6,718
21,600,000		FNMA	4.860	09/29/06	21,072
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			270,369

VARIABLE NOTES - 2.99%
8,000,000		Barclays Bank plc	4.763	08/30/06	8,000
38,000,000		National City Bank	4.615	07/26/06	38,005
22,000,000		Paccar Financial Corp	4.850	12/20/06	22,001
25,000,000		Suntrust Bank	4.750	05/17/06	24,997
50,000,000		Toyota Motor Credit Corp	4.638	10/10/06	50,004
20,000,000		US Bank NA	4.660	07/28/06	20,001
42,000,000		US Bank NA	4.930	09/29/06	42,015
25,000,000		Wachovia Bank N.A.	4.611	12/04/06	25,000
		TOTAL VARIABLE NOTES			230,023

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

		VALUE
		(000)

	TOTAL SHORT-TERM INVESTMENTS	$7,717,911
	(Cost $7,718,859)

	TOTAL PORTFOLIO - 100.49%	7,717,911
	(Cost $7,718,859)
	OTHER ASSETS & LIABILITIES, NET - (0.49%)	(37,904)

	NET ASSETS - 100.00%	$7,680,007

	The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company

	Cost amounts are in thousands.

c	Commercial Paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

			VALUE
SHARES			(000)

COMMON STOCKS - 99.86%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
32,977		Chiquita Brands International, Inc	$553
		TOTAL AGRICULTURAL PRODUCTION-CROPS	553

AMUSEMENT AND RECREATION SERVICES - 0.23%
36,482	e*	Bally Technologies, Inc	620
5,242		Churchill Downs, Inc	201
6,249		Dover Downs Gaming & Entertainment, Inc	136
9,773		Dover Motorsports, Inc	54
130,527		Harrah's Entertainment, Inc	10,176
25,827		International Speedway Corp (Class A)	1,315
22,402	e*	Leapfrog Enterprises, Inc	238
16,119	*	Life Time Fitness, Inc	755
48,556	*	Live Nation, Inc	963
26,149	e*	Magna Entertainment Corp (Class A)	178
50,012	*	Marvel Entertainment, Inc	1,006
8,692	*	Monarch Casino & Resort, Inc	247
14,684	*	MTR Gaming Group, Inc	151
19,119	e*	Multimedia Games, Inc	284
49,648	*	Penn National Gaming, Inc	2,094
33,502	e*	Pinnacle Entertainment, Inc	944
10,185	*	Riviera Holdings Corp	172
65,344	e*	Six Flags, Inc	665
13,437		Speedway Motorsports, Inc	513
53,876		Westwood One, Inc	595
34,512	e*	Wynn Resorts Ltd	2,652
		TOTAL AMUSEMENT AND RECREATION SERVICES	23,959

APPAREL AND ACCESSORY STORES - 0.68%
60,814		Abercrombie & Fitch Co (Class A)	3,545
38,061	*	Aeropostale, Inc	1,148
83,316		American Eagle Outfitters, Inc	2,488
52,640	*	AnnTaylor Stores Corp	1,937
4,896		Buckle, Inc	200
12,020		Burlington Coat Factory Warehouse Corp	546
8,748	*	Cache, Inc	160
19,783	*	Casual Male Retail Group, Inc	193
21,208		Cato Corp (Class A)	506
10,401	*	Charlotte Russe Holding, Inc	223
84,814	*	Charming Shoppes, Inc	1,261
128,070	*	Chico's FAS, Inc	5,205
14,418	*	Children's Place Retail Stores, Inc	835
24,359		Christopher & Banks Corp	565
2,778	*	Citi Trends, Inc	110
62,316		Claire's Stores, Inc	2,263
2,900		DEB Shops, Inc	86
16,500	e*	Dress Barn, Inc	791
8,500	e*	DSW, Inc	266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
28,742		Finish Line, Inc (Class A)	$473
113,139		Foot Locker, Inc	2,702
407,434		Gap, Inc	7,611
15,524	*	Genesco, Inc	604
11,457	*	Guess ?, Inc	448
31,627	*	HOT Topic, Inc	459
17,929	*	Jill (J.) Group, Inc	429
15,736	e*	Jo-Ann Stores, Inc	212
216,746	*	Kohl's Corp	11,490
246,100		Limited Brands, Inc	6,020
35,930		Men's Wearhouse, Inc	1,291
9,075	*	New York & Co, Inc	136
155,252		Nordstrom, Inc	6,083
51,957	*	Pacific Sunwear Of California, Inc	1,151
46,317	*	Payless Shoesource, Inc	1,060
106,148		Ross Stores, Inc	3,098
5,056	*	Shoe Carnival, Inc	126
20,532		Stage Stores, Inc	611
17,973		Stein Mart, Inc	313
4,570		Syms Corp	68
15,617		Talbots, Inc	420
45,927	e*	The Wet Seal, Inc	305
26,898	*	Too, Inc	924
77,292	e*	Urban Outfitters, Inc	1,897
13,300	*	Wilsons The Leather Experts, Inc	52
2,221	*	Zumiez, Inc	136
		TOTAL APPAREL AND ACCESSORY STORES	70,447

APPAREL AND OTHER TEXTILE PRODUCTS - 0.24%
13,023		Bebe Stores, Inc	240
12,702	*	Carter's, Inc	857
100,477		Cintas Corp	4,282
11,458	e*	Columbia Sportswear Co	611
26,149	*	Gymboree Corp	681
17,824	*	Hartmarx Corp	159
16,865	*	Innovo Group, Inc	12
85,722		Jones Apparel Group, Inc	3,032
12,803	*	JOS A Bank Clothiers, Inc	614
20,358		Kellwood Co	639
77,439		Liz Claiborne, Inc	3,174
13,600	*	Maidenform Brands, Inc	150
9,513		Oxford Industries, Inc	486
6,666	*	Perry Ellis International, Inc	151
23,573		Phillips-Van Heusen Corp	901
38,007		Polo Ralph Lauren Corp	2,304
84,864	*	Quiksilver, Inc	1,176
24,108		Russell Corp	333
8,125	e*	Under Armour, Inc	263
6,886		Unifirst Corp	229
62,519		VF Corp	3,557
3,600	*	Volcom, Inc	128
33,246	*	Warnaco Group, Inc	798
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	24,777

AUTO REPAIR, SERVICES AND PARKING - 0.06%
7,870	*	Amerco, Inc	779

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,500		Bandag, Inc	$314
18,386		Central Parking Corp	294
18,371	*	Dollar Thrifty Automotive Group, Inc	834
10,010	*	Midas, Inc	219
7,028		Monro Muffler, Inc	261
36,846	*	PHH Corp	984
14,443	*	Rush Enterprises, Inc (Class A)	254
45,649		Ryder System, Inc	2,044
		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,983

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
75,964		Advance Auto Parts	3,163
5,463	e*	America's Car-Mart, Inc	117
9,627	*	Asbury Automotive Group, Inc	190
127,505	*	Autonation, Inc	2,748
40,967	*	Autozone, Inc	4,084
75,672	*	Carmax, Inc	2,473
38,436		Casey's General Stores, Inc	879
32,325	*	CSK Auto Corp	448
15,820		Group 1 Automotive, Inc	752
12,002	e	Lithia Motors, Inc (Class A)	417
9,373	*	MarineMax, Inc	314
69,507	*	O'Reilly Automotive, Inc	2,541
21,187		Sonic Automotive, Inc	588
18,502		United Auto Group, Inc	796
8,587	e*	West Marine, Inc	129
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	19,639

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.04%
21,864		Building Material Holding Corp	779
15,227	*	Central Garden & Pet Co	809
89,346		Fastenal Co	4,230
1,538,491		Home Depot, Inc	65,078
552,017		Lowe's Cos, Inc	35,572
23,763	*	Tractor Supply Co	1,577
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	108,045

BUSINESS SERVICES - 7.15%
26,859		Aaron Rents, Inc	730
27,339		ABM Industries, Inc	524
169,897	*	Activision, Inc	2,343
62,425		Acxiom Corp	1,613
16,260		Administaff, Inc	884
422,896	*	Adobe Systems, Inc	14,768
17,823	*	Advent Software, Inc	507
21,459		Advo, Inc	687
83,810	*	Affiliated Computer Services, Inc (Class A)	5,000
33,812	*	Agile Software Corp	258
95,402	e*	Akamai Technologies, Inc	3,138
59,811	*	Alliance Data Systems Corp	2,797
16,184	*	Altiris, Inc	356
8,987	*	American Reprographics Co	312
31,343	*	AMICAS, Inc	148
11,399	*	AMN Healthcare Services, Inc	213
4,645	*	Ansoft Corp	194
21,881	*	Ansys, Inc	1,185

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,870	*	Anteon International Corp	$1,139
50,400	*	Applera Corp (Celera Genomics Group)	589
41,839	e*	Applied Digital Solutions, Inc	121
39,210	*	aQuantive, Inc	923
4,813	*	Arbinet-thexchange, Inc	35
48,947	*	Ariba, Inc	479
22,878	*	AsiaInfo Holdings, Inc	114
33,163	e*	Aspen Technology, Inc	420
5,092	*	Asset Acceptance Capital Corp	99
34,752	e*	Atari, Inc	22
26,919	*	Autobytel, Inc	130
161,922	*	Autodesk, Inc	6,237
417,634		Automatic Data Processing, Inc	19,078
280,976	*	BEA Systems, Inc	3,689
125,578	e*	BearingPoint, Inc	1,066
11,587		Black Box Corp	557
6,450		Blackbaud, Inc	137
12,662	*	Blackboard, Inc	360
156,574	*	BMC Software, Inc	3,391
52,351	*	Borland Software Corp	283
12,774	*	Bottomline Technologies, Inc	175
329,743		CA, Inc	8,972
21,836	*	CACI International, Inc (Class A)	1,436
196,496	e*	Cadence Design Systems, Inc	3,633
36,094		Catalina Marketing Corp	834
7,981		CDI Corp	230
746,390		Cendant Corp	12,950
43,002	e*	Cerner Corp	2,040
58,214	*	Checkfree Corp	2,940
36,800	*	Ciber, Inc	235
124,390	*	Citrix Systems, Inc	4,714
25,900	*	Clear Channel Outdoor Holdings, Inc	607
5,869	e*	Click Commerce, Inc	141
331,660	*	CMGI, Inc	491
89,393	*	CNET Networks, Inc	1,270
18,543	*	Cogent, Inc	340
96,477	*	Cognizant Technology Solutions Corp	5,739
5,248		Computer Programs & Systems, Inc	262
135,553	*	Computer Sciences Corp	7,530
269,635	*	Compuware Corp	2,111
8,577	*	COMSYS IT Partners, Inc	93
24,465	*	Concur Technologies, Inc	453
98,532	*	Convergys Corp	1,794
11,471	*	CoStar Group, Inc	595
21,438	*	Covansys Corp	369
22,090	*	Cross Country Healthcare, Inc	428
35,280	*	CSG Systems International, Inc	821
17,707	*	Cybersource Corp	198
37,676	e	Deluxe Corp	986
29,125	*	Dendrite International, Inc	398
26,936	*	Digital Insight Corp	980
46,477	e*	DST Systems, Inc	2,693
89,790	*	Earthlink, Inc	857
776,589	*	eBay, Inc	30,334
26,431	*	Eclipsys Corp	624
16,909	*	eCollege.com, Inc	319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
31,021	*	eFunds Corp	$802
11,677	*	Electro Rent Corp	199
218,081	*	Electronic Arts, Inc	11,933
369,864		Electronic Data Systems Corp	9,923
9,680	*	Emageon, Inc	164
205,611	e*	Emdeon Corp	2,221
41,212	*	Entrust, Inc	185
42,487	*	Epicor Software Corp	571
8,841	*	EPIQ Systems, Inc	168
91,569		Equifax, Inc	3,410
10,642	*	Equinix, Inc	683
35,921	e*	eResearch Technology, Inc	517
3,271	e*	Escala Group, Inc	86
15,409	*	eSpeed, Inc (Class A)	123
28,246	*	F5 Networks, Inc	2,048
23,664		Factset Research Systems, Inc	1,049
48,668		Fair Isaac Corp	1,928
124,866		Fidelity National Information Services, Inc	5,063
28,881	*	Filenet Corp	780
5,700	*	First Advantage Corp	138
552,989		First Data Corp	25,891
130,059	*	Fiserv, Inc	5,534
34,222	e*	Getty Images, Inc	2,563
47,416		Global Payments, Inc	2,514
117,349	*	Google, Inc (Class A)	45,766
87,961		GTECH Holdings Corp	2,995
31,752	*	Harris Interactive, Inc	178
41,244		Harte-Hanks, Inc	1,128
18,495		Healthcare Services Group	395
14,300	*	Heidrick & Struggles International, Inc	519
109,632	*	Homestore, Inc	719
4,596	e*	Housevalues, Inc	38
17,722	*	Hudson Highland Group, Inc	336
41,697	*	Hyperion Solutions Corp	1,359
67,721	e*	Identix, Inc	539
12,987	*	iGate Corp	77
10,800	*	IHS, Inc	295
60,816	*	Incyte Corp	366
14,150	e*	Infocrossing, Inc	171
62,644	*	Informatica Corp	974
23,086	*	Infospace, Inc	645
20,612		infoUSA, Inc	268
7,121		Integral Systems, Inc	192
21,871	*	Intergraph Corp	911
32,107	*	Internet Capital Group, Inc	302
26,357	*	Internet Security Systems, Inc	632
5,413		Interpool, Inc	109
299,288	e*	Interpublic Group of Cos, Inc	2,861
5,555	*	Intervideo, Inc	60
26,296	*	Interwoven, Inc	236
11,196	*	Intrado, Inc	291
112,110	*	Intuit, Inc	5,963
37,527	*	Ipass, Inc	301
8,476	*	iPayment, Inc	363
77,948	*	Iron Mountain, Inc	3,176
33,229	*	iVillage, Inc	279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
54,563	e	Jack Henry & Associates, Inc	$1,248
18,698	*	JDA Software Group, Inc	270
15,435	*	Jupitermedia Corp	278
17,172	*	Kanbay International, Inc	262
34,016	*	Keane, Inc	536
12,654		Kelly Services, Inc (Class A)	344
4,000	*	Kenexa Corp	123
12,200	*	Keynote Systems, Inc	140
21,985	*	Kforce, Inc	280
35,326	*	Kinetic Concepts, Inc	1,454
27,700	*	Korn/Ferry International	565
22,157	*	Kronos, Inc	828
37,895	*	Labor Ready, Inc	908
60,403	*	Lamar Advertising Co	3,178
43,055	e*	Lawson Software, Inc	330
43,208	*	Lionbridge Technologies	342
23,625	*	Magma Design Automation, Inc	204
11,428	e*	Majesco Entertainment Co	16
19,563	*	Manhattan Associates, Inc	430
64,225		Manpower, Inc	3,672
10,910	*	Mantech International Corp (Class A)	362
13,097	*	Mapinfo Corp	184
13,399	e*	Marchex, Inc	288
31,524	*	Matrixone, Inc	226
114,462	e*	McAfee, Inc	2,785
14,037		McGrath RentCorp	422
53,708	*	Mentor Graphics Corp	593
13,858	*	Mercury Computer Systems, Inc	224
15,714	e*	Merge Technologies, Inc	251
26,959	*	Micros Systems, Inc	1,242
6,606,992		Microsoft Corp	179,776
9,807	*	MicroStrategy, Inc	1,033
15,186	e*	Midway Games, Inc	140
72,817	e*	Monster Worldwide, Inc	3,631
180,132		Moody's Corp	12,872
5,949	*	Morningstar, Inc	266
15,428	*	Motive, Inc	60
73,891	*	MPS Group, Inc	1,131
12,659	*	MRO Software, Inc	202
39,105		National Instruments Corp	1,276
63,925	*	NAVTEQ Corp	3,238
21,970	*	NCO Group, Inc	522
133,241	*	NCR Corp	5,568
12,631	*	Ness Technologies, Inc	159
37,676	*	NetIQ Corp	420
15,388	*	Netscout Systems, Inc	140
20,183	*	NIC, Inc	124
273,516	*	Novell, Inc	2,101
90,911	*	Nuance Communications, Inc	1,074
130,851		Omnicom Group, Inc	10,893
14,464	*	Online Resources Corp	188
13,382	*	Open Solutions, Inc	365
64,548	e*	Openwave Systems, Inc	1,393
51,942	*	Opsware, Inc	445
2,807,593	*	Oracle Corp	38,436
25,857	*	Packeteer, Inc	300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
76,359	*	Parametric Technology Corp	$1,247
13,662	*	PDF Solutions, Inc	258
15,823	*	Pegasus Solutions, Inc	149
7,322	*	Pegasystems, Inc	60
56,420	*	Perot Systems Corp (Class A)	878
15,217	*	Phase Forward, Inc	170
16,585	*	Phoenix Technologies Ltd	112
13,600	e*	Portalplayer, Inc	302
10,816	e*	Portfolio Recovery Associates, Inc	507
7,813	*	PRA International	194
17,397	e*	Priceline.com, Inc	432
28,939	*	Progress Software Corp	842
17,519	*	ProQuest Co	375
8,302		QAD, Inc	62
11,520	e	Quality Systems, Inc	381
43,983	*	Quest Software, Inc	735
15,387	*	Radiant Systems, Inc	208
87,162	*	RealNetworks, Inc	719
127,427	e*	Red Hat, Inc	3,565
29,008	*	Redback Networks, Inc	629
5,893	e	Renaissance Learning, Inc	106
54,784	*	Rent-A-Center, Inc	1,402
17,000	*	Rent-Way, Inc	123
44,118		Reynolds & Reynolds Co (Class A)	1,253
7,282	*	RightNow Technologies, Inc	116
120,048		Robert Half International, Inc	4,635
20,193		Rollins, Inc	409
53,234	*	RSA Security, Inc	955
47,690	*	S1 Corp	240
91,432		Sabre Holdings Corp	2,151
50,012	*	Salesforce.com, Inc	1,817
55,315	*	Sapient Corp	422
15,855	*	Seachange International, Inc	123
35,286	*	Secure Computing Corp	407
205,113		ServiceMaster Co	2,691
6,537	*	SI International, Inc	230
18,198	*	Sohu.com, Inc	486
16,954	*	Sonic Solutions, Inc	307
191,771	*	Sonus Networks, Inc	1,051
29,603	*	Sotheby's Holdings, Inc (Class A)	860
11,041	*	Sourcecorp	266
42,038	*	Spherion Corp	437
12,303	*	SPSS, Inc	390
20,112	*	SRA International, Inc (Class A)	759
6,412	*	SSA Global Technologies, Inc	103
7,046		Startek, Inc	166
13,149		Stellent, Inc	156
2,417,570	*	Sun Microsystems, Inc	12,402
30,185	*	SupportSoft, Inc	134
62,826	*	Sybase, Inc	1,327
15,600	*	SYKES Enterprises, Inc	221
776,799	*	Symantec Corp	13,073
11,859	*	Syniverse Holdings, Inc	187
103,698	*	Synopsys, Inc	2,318
4,749		Syntel, Inc	90
48,339	e*	Take-Two Interactive Software, Inc	902

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
3,200	*	TAL International Group, Inc	$77
24,393	*	TeleTech Holdings, Inc	271
24,161	*	Terremark Worldwide, Inc	205
45,528	*	THQ, Inc	1,179
155,632	*	TIBCO Software, Inc	1,301
25,671		Total System Services, Inc	511
28,073	*	Transaction Systems Architects, Inc	876
2,800	e*	Travelzoo, Inc	55
28,864	*	Trizetto Group, Inc	508
26,379	*	Tyler Technologies, Inc	290
6,706	*	Ulticom, Inc	72
15,759	*	Ultimate Software Group, Inc	407
244,520	*	Unisys Corp	1,685
42,307		United Online, Inc	544
47,874	*	United Rentals, Inc	1,652
12,346	*	Universal Compression Holdings, Inc	626
35,061	*	Valassis Communications, Inc	1,030
62,984	*	Valueclick, Inc	1,066
9,078	*	Verint Systems, Inc	321
177,986	*	VeriSign, Inc	4,270
5,226	*	Vertrue, Inc	218
15,178		Viad Corp	520
20,615	*	Vignette Corp	304
11,710	e*	Viisage Technology, Inc	205
8,467	*	Vital Images, Inc	289
5,200	*	Volt Information Sciences, Inc	159
404,170		Waste Management, Inc	14,267
25,069	*	WebEx Communications, Inc	844
2,953	e*	WebMD Health Corp	123
38,958	*	webMethods, Inc	328
33,540	e*	Websense, Inc	925
6,340	*	WebSideStory, Inc	109
921		Wesco Financial Corp	367
14,180	*	West Corp	633
5,411	*	Williams Scotsman International, Inc	136
47,480	*	Wind River Systems, Inc	591
19,609	*	Witness Systems, Inc	498
863,128	e*	Yahoo!, Inc	27,844
		TOTAL BUSINESS SERVICES	741,639

CHEMICALS AND ALLIED PRODUCTS - 9.62%
103,834	e*	Aastrom Biosciences, Inc	211
1,105,952		Abbott Laboratories	46,970
66,130	e*	Abgenix, Inc	1,488
11,227	*	Acadia Pharmaceuticals, Inc	179
5,579	*	Adams Respiratory Therapeutics, Inc	222
31,936	*	Adolor Corp	760
163,411		Air Products & Chemicals, Inc	10,980
27,116	e	Albemarle Corp	1,230
23,078	*	Alexion Pharmaceuticals, Inc	817
65,581	*	Alkermes, Inc	1,446
105,042		Allergan, Inc	11,397
30,087		Alpharma, Inc (Class A)	807
13,985	e*	American Pharmaceutical Partners, Inc	398
6,484		American Vanguard Corp	198
884,315	*	Amgen, Inc	64,334

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
76,975	e*	Amylin Pharmaceuticals, Inc	$3,768
16,445	e*	Antigenics, Inc	45
16,685		Arch Chemicals, Inc	507
40,510	*	Ariad Pharmaceuticals, Inc	267
21,813	*	Arqule, Inc	125
27,606	e*	Atherogenics, Inc	451
25,930	*	ATMI, Inc	783
18,741	*	AVANIR Pharmaceuticals	274
72,693		Avery Dennison Corp	4,251
336,592		Avon Products, Inc	10,492
7,980		Balchem Corp	184
72,758	e*	Barr Pharmaceuticals, Inc	4,582
10,343	*	Barrier Therapeutics, Inc	100
10,191	*	Bentley Pharmaceuticals, Inc	134
27,226	*	Bioenvision, Inc	194
244,314	*	Biogen Idec, Inc	11,507
53,117	*	BioMarin Pharmaceuticals, Inc	713
11,552	e*	Biosite, Inc	600
1,391,139		Bristol-Myers Squibb Co	34,236
44,523		Cabot Corp	1,513
19,390	*	Cabot Microelectronics Corp	719
21,400		Calgon Carbon Corp	132
20,927		Cambrex Corp	409
5,883	*	Caraco Pharmaceutical Laboratories Ltd	76
35,200		Celanese Corp (Series A)	738
237,492	*	Celgene Corp	10,502
28,958	e*	Cell Genesys, Inc	231
53,284	e*	Cell Therapeutics, Inc	102
41,346	e*	Cephalon, Inc	2,491
28,900		CF Industries Holdings, Inc	491
12,829	*	Chattem, Inc	483
169,387		Chemtura Corp	1,995
77,164	*	Chiron Corp	3,535
46,317		Church & Dwight Co, Inc	1,710
110,094		Clorox Co	6,589
7,672	e*	Coley Pharmaceutical Group, Inc	116
373,762		Colgate-Palmolive Co	21,342
25,200	*	Connetics Corp	427
16,097	*	Cotherix, Inc	147
39,198	*	Cubist Pharmaceuticals, Inc	900
27,533	e*	CuraGen Corp	138
26,872	*	Curis, Inc	64
38,840	*	Cypress Bioscience, Inc	245
27,668		Cytec Industries, Inc	1,660
62,566		Dade Behring Holdings, Inc	2,234
42,749	e*	Dendreon Corp	201
16,184		Diagnostic Products Corp	771
10,394	*	Digene Corp	406
42,175	e*	Discovery Laboratories, Inc	309
16,593	*	Diversa Corp	151
15,681	*	Dov Pharmaceutical, Inc	251
685,162		Dow Chemical Co	27,818
654,610		Du Pont (E.I.) de Nemours & Co	27,631
30,568	e*	Durect Corp	194
9,709	e*	Dusa Pharmaceuticals, Inc	69
57,683		Eastman Chemical Co	2,952

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
131,306		Ecolab, Inc	$5,016
702,578		Eli Lilly & Co	38,853
17,426	*	Elizabeth Arden, Inc	406
42,677	e*	Encysive Pharmaceuticals, Inc	209
37,524	*	Endo Pharmaceuticals Holdings, Inc	1,231
86,535		Engelhard Corp	3,428
28,467	*	Enzon Pharmaceuticals, Inc	231
14,772	*	EPIX Pharmaceuticals, Inc	52
91,112		Estee Lauder Cos (Class A)	3,388
28,545		Ferro Corp	571
26,890		FMC Corp	1,667
234,768	*	Forest Laboratories, Inc	10,478
332,884	*	Genentech, Inc	28,132
16,478	*	Genitope Corp	143
36,978	*	Gen-Probe, Inc	2,038
178,681	*	Genzyme Corp	12,011
23,497		Georgia Gulf Corp	611
51,960	e*	Geron Corp	432
323,717	*	Gilead Sciences, Inc	20,142
5,819	*	GTX, Inc	64
22,577		H.B. Fuller Co	1,159
5,289	*	Hi-Tech Pharmacal Co, Inc	149
112,761	*	Hospira, Inc	4,450
102,084	e*	Human Genome Sciences, Inc	1,110
41,900	*	Huntsman Corp	809
44,080	*	ICOS Corp	972
8,798	e*	Idenix Pharmaceuticals, Inc	119
23,187	*	Idexx Laboratories, Inc	2,002
49,238	e*	ImClone Systems, Inc	1,675
30,772	*	Immucor, Inc	883
27,300	*	Immunogen, Inc	118
8,064		Innospec, Inc	207
24,514	*	Inspire Pharmaceuticals, Inc	128
3,281		Inter Parfums, Inc	65
19,810	e*	InterMune, Inc	367
68,676		International Flavors & Fragrances, Inc	2,357
13,120	e*	Introgen Therapeutics, Inc	70
15,810	*	Inverness Medical Innovations, Inc	454
35,029	*	Invitrogen Corp	2,457
46,982	*	Isis Pharmaceuticals, Inc	423
9,482	*	Ista Pharmaceuticals, Inc	60
18,029	*	Keryx Biopharmaceuticals, Inc	345
169,461	*	King Pharmaceuticals, Inc	2,923
10,896	*	Kos Pharmaceuticals, Inc	521
2,620		Kronos Worldwide, Inc	80
28,944	*	KV Pharmaceutical Co (Class A)	698
41,063	*	Lexicon Genetics, Inc	227
47,866		Lubrizol Corp	2,051
139,725	e	Lyondell Chemical Co	2,781
23,300		MacDermid, Inc	749
9,202	e	Mannatech, Inc	160
19,053	e*	MannKind Corp	389
4,648	e*	Marshall Edwards, Inc	26
21,562	e*	Martek Biosciences Corp	708
83,079	*	Medarex, Inc	1,098
33,866	*	Medicines Co	697

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
37,378		Medicis Pharmaceutical Corp (Class A)	$1,219
177,375	*	Medimmune, Inc	6,488
1,569,216		Merck & Co, Inc	55,283
11,203		Meridian Bioscience, Inc	302
53,947	*	MGI Pharma, Inc	944
219,519	*	Millennium Pharmaceuticals, Inc	2,219
14,800		Minerals Technologies, Inc	864
9,461	e*	Momenta Pharmaceuticals, Inc	186
82,896	*	Monogram Biosciences, Inc	153
192,396		Monsanto Co	16,306
89,883	e*	Mosaic Co	1,290
153,243		Mylan Laboratories, Inc	3,586
16,446	*	Myogen, Inc	596
28,265	*	Myriad Genetics, Inc	737
40,164	e*	Nabi Biopharmaceuticals	227
57,431	*	Nalco Holding Co	1,017
12,152	e*	Nastech Pharmaceutical Co, Inc	219
6,100		Natures Sunshine Products, Inc	76
39,147	*	NBTY, Inc	882
59,557	e*	Nektar Therapeutics	1,214
11,157	*	Neopharm, Inc	93
26,307	*	Neurocrine Biosciences, Inc	1,698
16,290	*	Neurogen Corp	101
8,572	*	New River Pharmaceuticals, Inc	285
11,820		NewMarket Corp	562
14,638	e*	NitroMed, Inc	123
4,943	e	NL Industries, Inc	53
18,316	e*	Northfield Laboratories, Inc	183
15,161	*	Noven Pharmaceuticals, Inc	273
36,372	*	NPS Pharmaceuticals, Inc	311
48,874		Olin Corp	1,049
28,523	*	Onyx Pharmaceuticals, Inc	749
40,655	e*	OSI Pharmaceuticals, Inc	1,305
16,715	e*	Pain Therapeutics, Inc	182
23,128	e*	Par Pharmaceutical Cos, Inc	652
4,147	e*	Parlux Fragrances, Inc	134
79,296	*	PDL BioPharma, Inc	2,601
14,839	*	Penwest Pharmaceuticals Co	322
57,816		Perrigo Co	943
5,298,217		Pfizer, Inc	132,032
16,760	*	Pharmion Corp	302
7,693	*	Pioneer Cos, Inc	235
67,684	*	PolyOne Corp	631
15,548	*	Pozen, Inc	260
121,313		PPG Industries, Inc	7,685
231,138		Praxair, Inc	12,747
2,278,544		Procter & Gamble Co	131,290
12,022	*	Progenics Pharmaceuticals, Inc	318
18,760	e*	Renovis, Inc	400
104,595	*	Revlon, Inc (Class A)	330
17,806	*	Rigel Pharmaceuticals, Inc	205
13,000	*	Rockwood Holdings, Inc	299
12,342	*	Rogers Corp	672
114,298		Rohm & Haas Co	5,586
82,623		RPM International, Inc	1,482
32,161	*	Salix Pharmaceuticals Ltd	531

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
41,760	*	Savient Pharmaceuticals, Inc	$223
1,048,196		Schering-Plough Corp	19,905
21,213		Schulman (A.), Inc	525
32,166		Scotts Miracle-Gro Co (Class A)	1,472
25,064	*	Seattle Genetics, Inc	129
33,451		Sensient Technologies Corp	604
73,990	*	Sepracor, Inc	3,611
24,785	*	Serologicals Corp	606
81,872		Sherwin-Williams Co	4,048
49,225		Sigma-Aldrich Corp	3,238
43,975	e*	StemCells, Inc	157
3,400		Stepan Co	100
5,401		Stratagene Corp	59
36,010	*	SuperGen, Inc	205
15,482	e*	Tanox, Inc	301
27,552	*	Techne Corp	1,657
35,223	e*	Telik, Inc	682
7,588	e*	Tercica, Inc	51
64,462	*	Terra Industries, Inc	454
1		Teva Pharmaceutical Industries Ltd (Spon ADR)	-	^
8,500	*	Threshold Pharmaceuticals, Inc	127
10,112	e*	Trimeris, Inc	137
12,400		Tronox, Inc	210
16,555	*	Tronox, Inc	281
16,914	*	United Therapeutics Corp	1,121
9,413	e*	USANA Health Sciences, Inc	393
60,102		USEC, Inc	724
63,856		Valeant Pharmaceuticals International	1,012
6,399		Valhi, Inc	113
74,134		Valspar Corp	2,066
60,046	*	VCA Antech, Inc	1,710
21,331	e*	Ventana Medical Systems, Inc	891
77,033	*	Vertex Pharmaceuticals, Inc	2,819
5,810	*	ViaCell, Inc	32
75,904	*	Watson Pharmaceuticals, Inc	2,181
11,564		WD-40 Co	357
26,644		Wellman, Inc	169
9,000		Westlake Chemical Corp	311
47,789	*	WR Grace & Co	636
953,143		Wyeth	46,246
600	*	Xenoport, Inc	14
18,432	*	Zymogenetics, Inc	398
		TOTAL CHEMICALS AND ALLIED PRODUCTS	997,389

COAL MINING - 0.21%
20,700	*	Alpha Natural Resources, Inc	479
49,525		Arch Coal, Inc	3,761
64,551		Consol Energy, Inc	4,787
16,700		Foundation Coal Holdings, Inc	687
8,985	e*	James River Coal Co	305
58,293		Massey Energy Co	2,103
187,042	e	Peabody Energy Corp	9,429
		TOTAL COAL MINING	21,551

COMMUNICATIONS - 4.42%
6,373		Alaska Communications Systems Group, Inc	77

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
266,362		Alltel Corp	$17,247
295,707	*	American Tower Corp (Class A)	8,966
23,675		Anixter International, Inc	1,131
2,801,081		AT&T, Inc	75,741
337,639	*	Avaya, Inc	3,815
3,494		Beasley Broadcast Group, Inc (Class A)	42
1,305,988		BellSouth Corp	45,252
49,930	e*	Broadwing Corp	736
140,705		Cablevision Systems Corp (Class A)	3,757
15,110		Centennial Communications Corp	111
82,816		CenturyTel, Inc	3,240
284,093	e*	Charter Communications, Inc (Class A)	310
180,973	*	Cincinnati Bell, Inc	818
32,049		Citadel Broadcasting Corp	355
242,314	e	Citizens Communications Co	3,216
369,153		Clear Channel Communications, Inc	10,709
5,230	*	Cogent Communications Group, Inc	51
1,454,393	*	Comcast Corp (Class A)	38,047
15,381		Commonwealth Telephone Enterprises, Inc	530
14,680		Consolidated Communications Holdings, Inc	239
24,768	*	Cox Radio, Inc (Class A)	332
154,710	*	Crown Castle International Corp	4,386
13,062	*	Crown Media Holdings, Inc (Class A)	83
12,239		CT Communications, Inc	166
39,520	*	Cumulus Media, Inc (Class A)	445
468,872	*	DIRECTV Group, Inc	7,690
199,837	e*	Discovery Holding Co (Class A)	2,998
107,468	*	Dobson Communications Corp (Class A)	862
165,455	*	EchoStar Communications Corp (Class A)	4,942
26,966	*	Emmis Communications Corp (Class A)	431
26,175		Entercom Communications Corp	731
52,691	*	Entravision Communications Corp (Class A)	483
19,917		Fairpoint Communications, Inc	275
4,284	*	Fisher Communications, Inc	192
300	v*	Focal Communications Corp	-	^
168,527	*	Gemstar-TV Guide International, Inc	521
38,028	*	General Communication, Inc (Class A)	460
51,990	e*	GlobeTel Communications Corp	129
14,920		Golden Telecom, Inc	448
29,084		Gray Television, Inc	244
23,613		Hearst-Argyle Television, Inc	552
2,578	*	Hungarian Telephone & Cable	41
39,942	*	IDT Corp (Class B)	442
10,890	e*	InPhonic, Inc	76
18,200		Iowa Telecommunications Services, Inc	347
16,286	e*	j2 Global Communications, Inc	765
581,717	e*	Level 3 Communications, Inc	3,013
336,309	e*	Liberty Global, Inc	6,884
1,997,375	*	Liberty Media Corp (Class A)	16,398
17,509	*	Lin TV Corp (Class A)	158
11,186	*	Lodgenet Entertainment Corp	174
20,944	*	Mastec, Inc	297
42,748	*	Mediacom Communications Corp	246
17,000	*	NeuStar, Inc	527
115,096	*	Nextel Partners, Inc (Class A)	3,260
89,110	*	NII Holdings, Inc (Class B)	5,255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,887		North Pittsburgh Systems, Inc	$231
183,950		NTL, Inc	5,355
3,889	*	Outdoor Channel Holdings, Inc	40
34,520		PanAmSat Holding Corp	857
49,575	*	Premiere Global Services, Inc	399
1,076,264	*	Qwest Communications International, Inc	7,319
57,767	*	Radio One, Inc (Class D)	431
15,748	e*	RCN Corp	408
27	e,v*	RCN Corp Wts 12/21/06	-	^
22,221	*	Regent Communications, Inc	102
10,586	*	Saga Communications, Inc (Class A)	102
8,327	*	Salem Communications Corp (Class A)	125
59,888	*	SBA Communications Corp	1,402
4,430		Shenandoah Telecom Co	199
29,018		Sinclair Broadcast Group, Inc (Class A)	236
939,174	e*	Sirius Satellite Radio, Inc	4,771
23,949	*	Spanish Broadcasting System, Inc (Class A)	132
1,985,804		Sprint Nextel Corp	51,313
9,587		SureWest Communications	231
28,001	*	Talk America Holdings, Inc	239
77,068		Telephone & Data Systems, Inc	3,040
50,624	e*	TiVo, Inc	366
59,409	*	Ubiquitel, Inc	600
151,682	*	Univision Communications, Inc (Class A)	5,228
11,370	*	US Cellular Corp	675
18,421		USA Mobility, Inc	525
21,100	e	Valor Communications Group, Inc	278
2,089,539		Verizon Communications, Inc	71,170
507,784	*	Viacom, Inc	19,702
38,447	*	Wireless Facilities, Inc	155
7,747	e*	WorldSpace, Inc	59
179,255	*	XM Satellite Radio Holdings, Inc	3,992
		TOTAL COMMUNICATIONS	458,325

DEPOSITORY INSTITUTIONS - 10.05%
8,438		1st Source Corp	253
7,930	*	ACE Cash Express, Inc	197
9,727		Alabama National Bancorp	665
16,250		Amcore Financial, Inc	514
6,684	*	AmericanWest Bancorp	177
7,905		Ameris Bancorp	184
5,808	e	Ames National Corp	141
250,458		AmSouth Bancorp	6,775
16,200		Anchor Bancorp Wisconsin, Inc	491
7,163		Arrow Financial Corp	196
99,439		Associated Banc-Corp	3,379
71,412		Astoria Financial Corp	2,211
9,642	*	Banc Corp	114
5,016		Bancfirst Corp	219
5,125	*	Bancorp, Inc	126
55,303		Bancorpsouth, Inc	1,328
5,589		BancTrust Financial Group, Inc	124
48,672		Bank Mutual Corp	576
3,323,068		Bank of America Corp	151,333
8,708		Bank of Granite Corp	177
38,376		Bank of Hawaii Corp	2,046

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
553,623		Bank of New York Co, Inc	$19,953
6,903	e	Bank of the Ozarks, Inc	252
29,894		Bank Atlantic Bancorp, Inc (Class A)	430
8,800		Bank Financial Corp	140
22,200		Bank United Financial Corp (Class A)	600
6,670		Banner Corp	227
390,410		BB&T Corp	15,304
3,588		Berkshire Hills Bancorp, Inc	125
13,613	*	BFC Financial Corp	89
16,366		BOK Financial Corp	778
24,206	e	Boston Private Financial Holdings, Inc	818
49,152		Brookline Bancorp, Inc	761
5,218		Camden National Corp	200
7,125		Capital City Bank Group, Inc	253
6,231		Capital Corp of the West	229
3,920	*	Capital Crossing Bank	125
8,466		Capitol Bancorp Ltd	396
16,280		Capitol Federal Financial	526
16,258		Cardinal Financial Corp	220
11,088		Cascade Bancorp	328
33,498		Cathay General Bancorp	1,261
40,600	e*	Centennial Bank Holdings, Inc	475
7,848		Center Financial Corp	190
20,935		Central Pacific Financial Corp	769
2,526		Charter Financial Corp	96
16,601		Chemical Financial Corp	536
32,874		Chittenden Corp	952
144,285		CIT Group, Inc	7,722
3,708,709		Citigroup, Inc	175,162
5,668	e	Citizens & Northern Corp	137
31,916		Citizens Banking Corp	857
5,270		City Bank	245
12,921		City Holding Co	475
30,438		City National Corp	2,337
8,907		Clifton Savings Bancorp, Inc	95
10,056	e	Coastal Financial Corp	138
10,291	e	CoBiz, Inc	212
111,666		Colonial Bancgroup, Inc	2,792
3,648	e	Colony Bankcorp, Inc	80
10,948		Columbia Banking System, Inc	366
121,007		Comerica, Inc	7,015
123,279		Commerce Bancorp, Inc	4,518
45,263	e	Commerce Bancshares, Inc	2,339
3,243		Commercial Bankshares, Inc	114
30,592		Commercial Capital Bancorp, Inc	430
3,531	*	Community Bancorp	109
20,690		Community Bank System, Inc	462
13,579		Community Banks, Inc	386
9,922		Community Trust Bancorp, Inc	336
89,530		Compass Bancshares, Inc	4,531
12,923	e	Corus Bankshares, Inc	768
38,926		Cullen/Frost Bankers, Inc	2,092
40,672		CVB Financial Corp	695
19,824		Dime Community Bancshares	285
15,167		Downey Financial Corp	1,021
40,290		East West Bancorp, Inc	1,553

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
5,234		Enterprise Financial Services Corp	$143
6,608	*	EuroBancshares, Inc	78
21,502	e*	Euronet Worldwide, Inc	813
4,024		Farmers Capital Bank Corp	127
15,386		Fidelity Bankshares, Inc	517
338,387	e	Fifth Third Bancorp	13,319
5,668		Financial Institutions, Inc	107
7,060		First Bancorp	158
48,962		First Bancorp	605
8,442		First Busey Corp (Class A)	178
23,638		First Charter Corp	584
4,516		First Citizens Bancshares, Inc (Class A)	872
51,852		First Commonwealth Financial Corp	760
10,130		First Community Bancorp, Inc	584
6,565		First Community Bancshares, Inc	210
4,691		First Defiance Financial Corp	124
23,858		First Financial Bancorp	397
12,982	e	First Financial Bankshares, Inc	497
8,954		First Financial Corp	267
8,300		First Financial Holdings, Inc	263
87,417		First Horizon National Corp	3,641
8,910		First Indiana Corp	249
12,330		First Merchants Corp	327
34,833		First Midwest Bancorp, Inc	1,274
86,553		First Niagara Financial Group, Inc	1,269
4,259		First Oak Brook Bancshares, Inc	114
10,172		First Place Financial Corp	252
1,655	*	First Regional Bancorp	148
14,991		First Republic Bank	567
3,438	e	First South Bancorp, Inc	130
9,990		First State Bancorporation	265
13,119	e*	FirstFed Financial Corp	785
59,714		FirstMerit Corp	1,473
25,530	e	Flagstar Bancorp, Inc	386
12,979		Flushing Financial Corp	227
43,167		FNB Corp	738
4,667		FNB Corp	159
13,950	*	Franklin Bank Corp	268
45,925		Fremont General Corp	990
16,824		Frontier Financial Corp	556
113,759		Fulton Financial Corp	1,957
8,916		GB&T Bancshares, Inc	199
21,613		Glacier Bancorp, Inc	671
25,980		Gold Banc Corp, Inc	476
181,376		Golden West Financial Corp	12,315
7,290	e	Great Southern Bancorp, Inc	211
34,453		Greater Bay Bancorp	956
4,469		Greene County Bancshares, Inc	131
19,896		Hancock Holding Co	926
27,371	e	Hanmi Financial Corp	494
16,296		Harbor Florida Bancshares, Inc	617
18,775		Harleysville National Corp	427
6,171		Heartland Financial USA, Inc	146
5,400	*	Heartland Payment Systems, Inc	134
8,209		Heritage Commerce Corp	205
6,837		Horizon Financial Corp	175

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
426,800		Hudson City Bancorp, Inc	$5,672
183,419		Huntington Bancshares, Inc	4,426
6,056		IBERIABANK Corp	343
60,482		Independence Community Bank Corp	2,521
9,704		Independent Bank Corp	312
15,249		Independent Bank Corp	434
9,790		Integra Bank Corp	224
11,376		Interchange Financial Services Corp	216
32,243		International Bancshares Corp	926
30,452	e*	Investors Bancorp, Inc	425
48,251		Investors Financial Services Corp	2,262
15,442		Irwin Financial Corp	298
3,467		ITLA Capital Corp	167
2,515,455		JPMorgan Chase & Co	104,744
14,732		Kearny Financial Corp	202
289,057		Keycorp	10,637
22,471		KNBT Bancorp, Inc	367
12,511		Lakeland Bancorp, Inc	195
3,244		Lakeland Financial Corp	152
54,494		M&T Bank Corp	6,220
6,557		Macatawa Bank Corp	249
23,701		MAF Bancorp, Inc	1,037
10,609		Main Street Banks, Inc	275
6,112		MainSource Financial Group, Inc	116
162,830		Marshall & Ilsley Corp	7,096
16,529		MB Financial, Inc	585
9,839		MBT Financial Corp	165
301,090		Mellon Financial Corp	10,719
4,881		Mercantile Bank Corp	191
86,296		Mercantile Bankshares Corp	3,318
15,609		Mid-State Bancshares	459
11,521	e	Midwest Banc Holdings, Inc	299
60,872		MoneyGram International, Inc	1,870
12,456		Nara Bancorp, Inc	219
1,893		NASB Financial, Inc	65
401,131		National City Corp	13,999
29,572		National Penn Bancshares, Inc	629
4,550		NBC Capital Corp	104
21,738		NBT Bancorp, Inc	505
31,499		NetBank, Inc	228
189,972	e	New York Community Bancorp, Inc	3,328
78,754	e	NewAlliance Bancshares, Inc	1,136
339,099		North Fork Bancorporation, Inc	9,776
5,438	*	Northern Empire Bancshares	137
140,280		Northern Trust Corp	7,365
12,217		Northwest Bancorp, Inc	302
6,026		OceanFirst Financial Corp	148
25,500	*	Ocwen Financial Corp	261
50,588		Old National Bancorp	1,095
8,710		Old Second Bancorp, Inc	286
8,719		Omega Financial Corp	295
17,777	e	Oriental Financial Group, Inc	257
33,369		Pacific Capital Bancorp	1,129
9,214	e	Park National Corp	981
34,547		Partners Trust Financial Group, Inc	412
4,851		Peapack Gladstone Financial Corp	124

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
5,884		Pennfed Financial Services, Inc	$113
3,021	*	Pennsylvania Commerce Bancorp, Inc	91
6,808		Peoples Bancorp, Inc	204
41,197		People's Bank	1,349
13,870		PFF Bancorp, Inc	468
5,176	*	Pinnacle Financial Partners, Inc	142
4,569		Placer Sierra Bancshares	130
200,115		PNC Financial Services Group, Inc	13,470
200,670		Popular, Inc	4,166
2,891		Preferred Bank	146
9,126		Premierwest Bancorp	169
12,613		PrivateBancorp, Inc	523
14,805		Prosperity Bancshares, Inc	447
25,227		Provident Bankshares Corp	920
3,385		Provident Financial Holdings	110
53,846		Provident Financial Services, Inc	975
26,481		Provident New York Bancorp	343
20,438		R & G Financial Corp (Class B)	259
329,158		Regions Financial Corp	11,576
7,272		Renasant Corp	269
5,815		Republic Bancorp, Inc (Class A)	118
53,343		Republic Bancorp, Inc	642
6,115	e*	Rockville Financial, Inc	88
3,186		Royal Bancshares of Pennsylvania (Class A)	78
20,998		S&T Bancorp, Inc	768
7,808		S.Y. Bancorp, Inc	206
9,617		Sandy Spring Bancorp, Inc	365
4,873		Santander BanCorp	124
5,559		SCBT Financial Corp	195
7,521		Seacoast Banking Corp of Florida	219
6,062		Security Bank Corp	153
3,786		Sierra Bancorp	97
7,720	*	Signature Bank	252
9,660		Simmons First National Corp (Class A)	287
70,064		Sky Financial Group, Inc	1,857
7,864		Sound Federal Bancorp, Inc	162
49,906		South Financial Group, Inc	1,305
7,964		Southside Bancshares, Inc	161
9,257		Southwest Bancorp, Inc	206
260,096		Sovereign Bancorp, Inc	5,699
6,434		State Bancorp, Inc	98
235,942		State Street Corp	14,258
13,290		Sterling Bancorp	274
29,268		Sterling Bancshares, Inc	528
17,306		Sterling Financial Corp	378
23,685		Sterling Financial Corp	687
7,140		Suffolk Bancorp	248
7,043		Summit Bancshares, Inc	136
3,510	e	Summit Financial Group, Inc	71
7,938	*	Sun Bancorp, Inc	155
257,572		SunTrust Banks, Inc	18,741
34,534		Susquehanna Bancshares, Inc	890
25,915	*	SVB Financial Group	1,375
220,445		Synovus Financial Corp	5,972
4,565		Taylor Capital Group, Inc	179
96,618		TCF Financial Corp	2,488

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
96,201	e	TD Banknorth, Inc	$2,823
13,823	*	Texas Capital Bancshares, Inc	332
32,340		Texas Regional Bancshares, Inc (Class A)	954
14,873		TierOne Corp	505
5,830		Tompkins Trustco, Inc	281
7,259		Trico Bancshares	206
51,426	e	Trustco Bank Corp NY	626
34,436		Trustmark Corp	1,090
63,746		UCBH Holdings, Inc	1,206
12,216		UMB Financial Corp	858
30,388	e	Umpqua Holdings Corp	866
5,944		Union Bankshares Corp	272
40,389		UnionBanCal Corp	2,834
27,662		United Bankshares, Inc	1,059
21,754		United Community Banks, Inc	612
18,456		United Community Financial Corp	224
4,028	e	United Security Bancshares	108
7,380	e	Univest Corp of Pennsylvania	188
1,306,735		US Bancorp	39,855
8,850		USB Holding Co, Inc	203
77,907		Valley National Bancorp	1,996
5,377	e	Vineyard National Bancorp	158
5,162	*	Virginia Commerce Bancorp	186
4,624		Virginia Financial Group, Inc	185
75,924		W Holding Co, Inc	597
1,151,136		Wachovia Corp	64,521
62,928	e	Washington Federal, Inc	1,523
704,098		Washington Mutual, Inc	30,009
8,575		Washington Trust Bancorp, Inc	241
38,487		Webster Financial Corp	1,865
1,206,510		Wells Fargo & Co	77,060
15,679		WesBanco, Inc	514
11,085	e	West Bancorporation, Inc	220
10,009		West Coast Bancorp	280
23,845		Westamerica Bancorporation	1,238
500	*	Western Alliance Bancorp	19
4,176		Western Sierra Bancorp	189
3,341		Westfield Financial, Inc	82
44,900		Whitney Holding Corp	1,592
49,013		Wilmington Trust Corp	2,125
9,638		Wilshire Bancorp, Inc	179
16,422		Wintrust Financial Corp	955
28,100	e*	Wright Express Corp	788
4,467		WSFS Financial Corp	281
5,372		Yardville National Bancorp	198
74,887		Zions Bancorporation	6,195
		TOTAL DEPOSITORY INSTITUTIONS	1,042,523

EATING AND DRINKING PLACES - 0.96%
13,518		AFC Enterprises	188
57,358		Applebees International, Inc	1,408
53,216	e	Aramark Corp (Class B)	1,572
9,771	*	BJ's Restaurants, Inc	264
24,778		Bob Evans Farms, Inc	736
62,962		Brinker International, Inc	2,660
4,688	*	Buffalo Wild Wings, Inc	195

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
13,696	*	California Pizza Kitchen, Inc	$444
35,140		CBRL Group, Inc	1,543
24,364	*	CEC Entertainment, Inc	819
3,700	*	Chipotle Mexican Grill, Inc	205
40,445		CKE Restaurants, Inc	704
19,931		Commerce Group, Inc	1,053
110,063		Darden Restaurants, Inc	4,516
21,847		Domino's Pizza, Inc	624
25,157	e*	Jack in the Box, Inc	1,094
12,903		Landry's Restaurants, Inc	456
15,749		Lone Star Steakhouse & Saloon, Inc	448
15,891	*	Luby's, Inc	198
5,396	*	McCormick & Schmick's Seafood Restaurants, Inc	137
901,325		McDonald's Corp	30,970
14,289	*	O'Charleys, Inc	264
43,407		Outback Steakhouse, Inc	1,910
18,686	*	Panera Bread Co (Class A)	1,405
15,074	*	Papa John's International, Inc	495
18,015	*	PF Chang's China Bistro, Inc	888
25,931	*	Rare Hospitality International, Inc	903
9,659	*	Red Robin Gourmet Burgers, Inc	456
44,296		Ruby Tuesday, Inc	1,421
10,929	*	Ruth's Chris Steak House, Inc	260
28,133	*	Ryan's Restaurant Group, Inc	408
45,231	*	Sonic Corp	1,589
553,252	*	Starbucks Corp	20,824
28,804	*	Texas Roadhouse, Inc (Class A)	492
56,182	e*	The Cheesecake Factory, Inc	2,104
19,171	*	The Steak N Shake Co	405
28,503		Triarc Cos (Class B)	498
82,207		Wendy's International, Inc	5,102
207,618		Yum! Brands, Inc	10,144
		TOTAL EATING AND DRINKING PLACES	99,802

EDUCATIONAL SERVICES - 0.17%
101,420	*	Apollo Group, Inc (Class A)	5,326
72,873	*	Career Education Corp	2,749
62,840	*	Corinthian Colleges, Inc	905
40,565	*	DeVry, Inc	924
12,416	*	Educate, Inc	106
54,427	*	Education Management Corp	2,264
33,537	e*	ITT Educational Services, Inc	2,148
36,014	*	Laureate Education, Inc	1,922
5,840	*	Learning Tree International, Inc	71
10,353		Strayer Education, Inc	1,059
14,801	*	Universal Technical Institute, Inc	445
		TOTAL EDUCATIONAL SERVICES	17,919

ELECTRIC, GAS, AND SANITARY SERVICES - 3.71%
466,153	*	AES Corp	7,953
53,700		AGL Resources, Inc	1,936
115,451	*	Allegheny Energy, Inc	3,908
17,427		Allete, Inc	812
82,853		Alliant Energy Corp	2,607
145,094	e*	Allied Waste Industries, Inc	1,776
140,054	e	Ameren Corp	6,977

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,401		American Ecology Corp	$171
272,137		American Electric Power Co, Inc	9,258
11,397		American States Water Co	426
91,267		Aqua America, Inc	2,539
257,136	*	Aquila, Inc	1,026
55,777		Atmos Energy Corp	1,469
35,312		Avista Corp	729
22,470		Black Hills Corp	764
11,807		California Water Service Group	532
8,600		Cascade Natural Gas Corp	169
13,533	*	Casella Waste Systems, Inc (Class A)	192
219,360	e	Centerpoint Energy, Inc	2,617
12,431		Central Vermont Public Service Corp	264
13,300		CH Energy Group, Inc	638
140,802		Cinergy Corp	6,394
14,056	*	Clean Harbors, Inc	417
34,284		Cleco Corp	766
152,425	*	CMS Energy Corp	1,974
5,094		Connecticut Water Service, Inc	134
174,182	e	Consolidated Edison, Inc	7,577
125,639		Constellation Energy Group, Inc	6,874
80,375	*	Covanta Holding Corp	1,340
241,443		Dominion Resources, Inc	16,667
90,909		DPL, Inc	2,455
124,122		DTE Energy Co	4,976
657,115	e	Duke Energy Corp	19,155
55,546		Duquesne Light Holdings, Inc	917
9,642	*	Duratek, Inc	211
232,389		Edison International	9,570
457,709	e	El Paso Corp	5,515
37,424	*	El Paso Electric Co	713
21,443	e	Empire District Electric Co	476
51,695		Energen Corp	1,809
105,644		Energy East Corp	2,567
151,992		Entergy Corp	10,478
478,812		Exelon Corp	25,329
234,922		FirstEnergy Corp	11,488
281,606		FPL Group, Inc	11,304
55,500	e	Great Plains Energy, Inc	1,562
59,766	e	Hawaiian Electric Industries, Inc	1,621
31,800	e	Idacorp, Inc	1,034
9,000		ITC Holdings Corp	236
125,281		KeySpan Corp	5,120
74,758		Kinder Morgan, Inc	6,877
14,800		Laclede Group, Inc	509
84,275	e	MDU Resources Group, Inc	2,819
14,002		MGE Energy, Inc	465
7,096		Middlesex Water Co	134
57,617		National Fuel Gas Co	1,885
20,377		New Jersey Resources Corp	922
31,841	e	Nicor, Inc	1,260
192,386	e	NiSource, Inc	3,890
106,853		Northeast Utilities	2,087
19,700		Northwest Natural Gas Co	699
24,616		NorthWestern Corp	767
97,469	*	NRG Energy, Inc	4,408

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
74,992		NSTAR	$2,146
63,181		OGE Energy Corp	1,832
83,507		Oneok, Inc	2,693
4,962	e	Ormat Technologies, Inc	189
19,998		Otter Tail Corp	574
28,241		Peoples Energy Corp	1,007
135,856		Pepco Holdings, Inc	3,096
247,861		PG&E Corp	9,642
58,629		Piedmont Natural Gas Co, Inc	1,407
69,890		Pinnacle West Capital Corp	2,733
49,642		PNM Resources, Inc	1,211
268,142		PPL Corp	7,883
34,100	v*	Progress Energy Inc	-	^
177,345	e	Progress Energy, Inc	7,800
177,512		Public Service Enterprise Group, Inc	11,368
81,607		Puget Energy, Inc	1,728
59,935		Questar Corp	4,198
210,935	*	Reliant Energy, Inc	2,232
99,308		Republic Services, Inc	4,222
80,739		SCANA Corp	3,168
182,518		Sempra Energy	8,480
140,800	*	Sierra Pacific Resources	1,944
10,436		SJW Corp	280
19,254		South Jersey Industries, Inc	525
531,930		Southern Co	17,431
70,887		Southern Union Co	1,760
26,697		Southwest Gas Corp	746
12,300	e	Southwest Water Co	196
116,854	*	Southwestern Energy Co	3,762
32,405	*	Stericycle, Inc	2,191
147,575		TECO Energy, Inc	2,379
342,520		TXU Corp	15,331
71,702		UGI Corp	1,511
10,146		UIL Holdings Corp	531
24,650		Unisource Energy Corp	752
55,079		Vectren Corp	1,453
33,150	*	Waste Connections, Inc	1,320
3,755		Waste Industries USA, Inc	81
44,719	e*	Waste Services, Inc	141
59,746		Westar Energy, Inc	1,243
40,248		Western Gas Resources, Inc	1,942
34,425		WGL Holdings, Inc	1,047
405,570		Williams Cos, Inc	8,675
83,226		Wisconsin Energy Corp	3,328
29,082	e	WPS Resources Corp	1,431
286,748		Xcel Energy, Inc	5,205
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	384,978

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.67%
11,927		A.O. Smith Corp	630
22,958	*	Actel Corp	366
30,385		Acuity Brands, Inc	1,215
84,290	*	ADC Telecommunications, Inc	2,157
45,207		Adtran, Inc	1,184
10,500	*	Advanced Analogic Technologies, Inc	120
23,059	*	Advanced Energy Industries, Inc	326

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
340,779	*	Advanced Micro Devices, Inc	$11,300
129,279	*	Agere Systems, Inc	1,944
37,050	*	Airspan Networks, Inc	250
265,480	*	Altera Corp	5,480
119,382		American Power Conversion Corp	2,759
22,354	e*	American Superconductor Corp	254
30,350	*	AMIS Holdings, Inc	275
79,843	e*	Amkor Technology, Inc	690
62,152		Amphenol Corp (Class A)	3,243
266,133		Analog Devices, Inc	10,190
14,600	*	Anaren, Inc	284
239,058	*	Applied Micro Circuits Corp	973
6,254		Applied Signal Technology, Inc	124
72,829	*	Arris Group, Inc	1,002
22,286	*	Artesyn Technologies, Inc	244
23,842	*	Atheros Communications, Inc	624
318,453	*	Atmel Corp	1,503
21,488	e*	Audible, Inc	226
34,410		AVX Corp	609
25,562		Baldor Electric Co	866
7,316		Bel Fuse, Inc (Class B)	256
28,767	*	Benchmark Electronics, Inc	1,103
293,178	*	Broadcom Corp (Class A)	12,654
170,937	*	Brocade Communications Systems, Inc	1,142
16,467		C&D Technologies, Inc	152
33,107	*	C-COR, Inc	289
25,221	*	Checkpoint Systems, Inc	678
435,445	*	Ciena Corp	2,269
4,616,726	*	Cisco Systems, Inc	100,044
9,288	e*	Color Kinetics, Inc	197
15,327	*	Comtech Telecommunications Corp	447
140,964	*	Comverse Technology, Inc	3,317
352,109	*	Conexant Systems, Inc	1,215
52,959	e*	Cree, Inc	1,738
23,637		CTS Corp	316
90,831	e*	Cypress Semiconductor Corp	1,540
10,027	*	Diodes, Inc	416
32,047	*	Ditech Communications Corp	335
21,955	*	DSP Group, Inc	637
23,062	*	Electro Scientific Industries, Inc	510
297,011		Emerson Electric Co	24,839
6,612	e*	EndWave Corp	97
48,254	*	Energizer Holdings, Inc	2,557
16,329	e*	Energy Conversion Devices, Inc	803
31,307	*	EnerSys	432
32,778	e*	Evergreen Solar, Inc	505
25,111	*	Exar Corp	359
7,765	*	Excel Technology, Inc	229
82,256	*	Fairchild Semiconductor International, Inc	1,569
15,195		Franklin Electric Co, Inc	830
283,368	*	Freescale Semiconductor, Inc (Class B)	7,869
7,566,477	d	General Electric Co	263,162
24,302	e*	Genesis Microchip, Inc	414
17,954	*	Genlyte Group, Inc	1,223
46,901	*	Glenayre Technologies, Inc	246
69,879	*	GrafTech International Ltd	426

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,954	*	Greatbatch, Inc	$371
48,291		Harman International Industries, Inc	5,367
54,755	*	Harmonic, Inc	349
94,562		Harris Corp	4,472
55,988	*	Hexcel Corp	1,230
3,200	*	Hittite Microwave Corp	108
608,031		Honeywell International, Inc	26,005
16,902	*	Hutchinson Technology, Inc	510
3,548	*	Ikanos Communications, Inc	70
24,375		Imation Corp	1,046
136,513	*	Integrated Device Technology, Inc	2,029
29,333	*	Integrated Silicon Solutions, Inc	195
4,203,195		Intel Corp	81,332
21,961	*	International DisplayWorks, Inc	144
49,848	*	International Rectifier Corp	2,065
107,563		Intersil Corp (Class A)	3,111
13,338		Inter-Tel, Inc	286
28,293	*	InterVoice, Inc	244
17,103	e*	Ionatron, Inc	231
16,725	*	IXYS Corp	154
115,799	*	Jabil Circuit, Inc	4,963
1,151,434	*	JDS Uniphase Corp	4,801
57,438	*	Kemet Corp	544
20,645	e*	Komag, Inc	983
45,800	*	Kopin Corp	229
84,515		L-3 Communications Holdings, Inc	7,251
73,339	*	Lattice Semiconductor Corp	488
11,944	*	Leadis Technology, Inc	68
217,481	e	Linear Technology Corp	7,629
17,104	*	Littelfuse, Inc	584
11,455	*	LoJack Corp	275
12,960		LSI Industries, Inc	221
273,821	*	LSI Logic Corp	3,165
3,158,268	e*	Lucent Technologies, Inc	9,633
235,122		Maxim Integrated Products, Inc	8,735
186,632	*	Maxtor Corp	1,784
55,102		Maytag Corp	1,175
100,239	*	MEMC Electronic Materials, Inc	3,701
23,004		Methode Electronics, Inc	251
44,348	*	Micrel, Inc	657
145,907		Microchip Technology, Inc	5,296
449,221	*	Micron Technology, Inc	6,613
46,273	*	Microsemi Corp	1,347
51,088	*	Microtune, Inc	267
99,796		Molex, Inc	3,313
11,543	*	Monolithic Power Systems, Inc	215
25,239	*	Moog, Inc	896
1,749,736		Motorola, Inc	40,086
6,600	e*	Multi-Fineline Electronix, Inc	386
3,138		National Presto Industries, Inc	154
244,369		National Semiconductor Corp	6,803
12,200	v*	NCP Litigation Trust	-	^
7,091	e*	Netlogic Microsystems, Inc	292
20,547	e*	Novatel Wireless, Inc	184
120,295	*	Nvidia Corp	6,888
43,561	e*	Omnivision Technologies, Inc	1,316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
124,735	*	ON Semiconductor Corp	$906
9,902	*	Oplink Communications Inc	172
11,903	*	Optical Communication Products, Inc	37
13,852		Park Electrochemical Corp	409
14,362	*	Pericom Semiconductor Corp	142
26,807	*	Photronics, Inc	503
43,950	*	Pixelworks, Inc	218
33,768		Plantronics, Inc	1,196
32,507	*	Plexus Corp	1,221
33,299	e*	Plug Power, Inc	166
15,100	*	PLX Technology, Inc	190
125,097	*	PMC - Sierra, Inc	1,537
67,575	*	Polycom, Inc	1,465
3,961	*	Powell Industries, Inc	86
20,292	*	Power Integrations, Inc	503
51,516	*	Power-One, Inc	371
78,307	*	Powerwave Technologies, Inc	1,056
1,619		Preformed Line Products Co	55
119,534	*	QLogic Corp	2,313
1,166,531		Qualcomm, Inc	59,038
17,995		Regal-Beloit Corp	761
143,032	e*	RF Micro Devices, Inc	1,237
9,751	*	Rofin-Sinar Technologies, Inc	528
385,770	*	Sanmina-SCI Corp	1,582
52,119	*	Semtech Corp	932
30,308	e*	Sigmatel, Inc	265
56,384	*	Silicon Image, Inc	581
29,307	*	Silicon Laboratories, Inc	1,610
75,067	*	Silicon Storage Technology, Inc	329
125,619	*	Skyworks Solutions, Inc	853
38,536	*	SonicWALL, Inc	273
23,200	*	Spansion, Inc	343
12,943		Spectralink Corp	162
25,415	*	Spectrum Brands, Inc	552
14,503	*	Standard Microsystems Corp	377
7,858	e	Standard Motor Products, Inc	70
5,600	e*	Sunpower Corp	214
6,187	*	Supertex, Inc	233
113,168	*	Sycamore Networks, Inc	532
35,188	*	Symmetricom, Inc	301
17,207	*	Synaptics, Inc	378
4,446		Sypris Solutions, Inc	42
32,161		Technitrol, Inc	771
38,663	*	Tekelec	535
25,935	*	Teledyne Technologies, Inc	923
26,704		Teleflex, Inc	1,913
29,464	e*	Telkonet, Inc	125
319,958	*	Tellabs, Inc	5,087
80,448	*	Terayon Communication Systems, Inc	147
30,258	*	Tessera Technologies, Inc	971
1,188,230		Texas Instruments, Inc	38,582
43,626	*	Thomas & Betts Corp	2,242
71,856	*	Transwitch Corp	187
38,794	*	Trident Microsystems, Inc	1,127
105,731	*	Triquint Semiconductor, Inc	520
33,125	*	TTM Technologies, Inc	480

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,200	*	Ultralife Batteries, Inc	$118
8,781		United Industrial Corp	535
13,484	e*	Universal Display Corp	194
8,900	*	Universal Electronics, Inc	158
81,181	e*	Utstarcom, Inc	511
35,497	e*	Valence Technology, Inc	88
23,271	e*	Vasco Data Security International	190
13,862	*	Viasat, Inc	397
12,845		Vicor Corp	253
9,190	*	Virage Logic Corp	99
120,423	*	Vishay Intertechnology, Inc	1,715
180,609	e*	Vitesse Semiconductor Corp	647
10,333	e*	Volterra Semiconductor Corp	197
22,577	e	Warner Music Group Corp	490
31,906	*	Westell Technologies, Inc	130
43,472		Whirlpool Corp	3,976
20,169		Woodward Governor Co	671
247,000		Xilinx, Inc	6,289
61,727	*	Zhone Technologies, Inc	165
7,276	e*	Zoltek Cos, Inc	166
32,664	*	Zoran Corp	715
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	899,218

ENGINEERING AND MANAGEMENT SERVICES - 0.54%
13,465	*	Advisory Board Co	751
17,349	*	Albany Molecular Research, Inc	176
8,265	*	American Dental Partners, Inc	112
22,433		Arbitron, Inc	759
24,842	e*	Arena Pharmaceuticals, Inc	450
46,548	*	CBIZ, Inc	372
107,162	*	Ceridian Corp	2,727
50,525	*	Charles River Laboratories International, Inc	2,477
30,031	e	Corporate Executive Board Co	3,030
45,928	*	Covance, Inc	2,698
29,388	e*	CV Therapeutics, Inc	649
47,351	e*	deCODE genetics, Inc	411
20,365	*	DiamondCluster International, Inc	218
60,988	e*	Digitas, Inc	878
11,717	*	Essex Corp	258
65,884	*	Exelixis, Inc	791
5,618	*	Exponent, Inc	178
9,100	*	Forrester Research, Inc	203
37,000	e*	FuelCell Energy, Inc	424
39,457	*	Gartner, Inc (Class A)	550
5,992	*	Geo Group, Inc	200
19,091		Gevity HR, Inc	467
11,605	*	Greenfield Online, Inc	70
26,647	*	Hewitt Associates, Inc	792
7,118	*	Horizon Health Corp	141
4,623	*	Huron Consulting Group, Inc	140
146,148		IMS Health, Inc	3,766
51,812	e*	KFX, Inc	943
6,175		Landauer, Inc	310
6,386	*	Layne Christensen Co	214
10,160	*	LECG Corp	196
12,795		MAXIMUS, Inc	460

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,427	*	Maxygen, Inc	$136
8,691	e*	Medis Technologies Ltd	203
7,000	*	MTC Technologies, Inc	196
39,665	e*	Nanogen, Inc	120
35,057	*	Navigant Consulting, Inc	748
7,961	*	Netratings, Inc	105
28,770	*	Nuvelo, Inc	513
17,955	*	Parexel International Corp	475
237,748		Paychex, Inc	9,905
24,043	*	Per-Se Technologies, Inc	641
69,264		Pharmaceutical Product Development, Inc	2,397
25,516	e*	PRG-Schultz International, Inc	16
114,326		Quest Diagnostics, Inc	5,865
24,599	*	Regeneron Pharmaceuticals, Inc	409
32,857	*	Resources Connection, Inc	818
17,432	*	Senomyx, Inc	287
13,009	e*	SFBC International, Inc	317
54,124	*	Shaw Group, Inc	1,645
15,217	e*	Spatialight, Inc	54
22,338	*	Symyx Technologies, Inc	620
29,896	e*	Syntroleum Corp	247
19,512		Talx Corp	556
38,899	*	Tetra Tech, Inc	743
28,051	*	URS Corp	1,129
17,825		Washington Group International, Inc	1,023
29,646		Watson Wyatt & Co Holdings	966
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	55,945

FABRICATED METAL PRODUCTS - 0.36%
26,798	e*	Alliant Techsystems, Inc	2,068
78,262		Ball Corp	3,430
11,989		Barnes Group, Inc	486
20,484	*	Blount International, Inc	330
9,943		CIRCOR International, Inc	290
13,231	*	Commercial Vehicle Group, Inc	254
2,198		Compx International, Inc	36
35,668		Crane Co	1,463
115,665	*	Crown Holdings, Inc	2,052
9,862	*	Drew Industries, Inc	351
21,921	e*	Global Power Equipment Group, Inc	84
20,133	*	Griffon Corp	500
180,376		Illinois Tool Works, Inc	17,372
4,624		Lifetime Brands, Inc	130
22,810	*	Mobile Mini, Inc	705
16,444	*	NCI Building Systems, Inc	983
2,088	*	Omega Flex, Inc	40
6,900		Robbins & Myers, Inc	149
17,522	*	RTI International Metals, Inc	961
15,206		Silgan Holdings, Inc	611
27,492		Simpson Manufacturing Co, Inc	1,190
41,402		Snap-On, Inc	1,578
8,469		Standex International Corp	268
14,300		Sturm Ruger & Co, Inc	114
4,534		Sun Hydraulics Corp	97
42,718	e*	Taser International, Inc	452
1,916	*	United Capital Corp	48

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,761		Valmont Industries, Inc	$495
17,244		Watts Water Technologies, Inc (Class A)	627
		TOTAL FABRICATED METAL PRODUCTS	37,164

FOOD AND KINDRED PRODUCTS - 3.75%
1,476,871		Altria Group, Inc	104,651
12,845	e	American Italian Pasta Co (Class A)	80
552,558		Anheuser-Busch Cos, Inc	23,633
467,431		Archer Daniels Midland Co	15,729
6,482	*	Boston Beer Co, Inc (Class A)	169
166,175		Campbell Soup Co	5,384
2,568		Coca-Cola Bottling Co Consolidated	118
1,485,259		Coca-Cola Co	62,188
216,382		Coca-Cola Enterprises, Inc	4,401
369,100		ConAgra Foods, Inc	7,921
137,072	*	Constellation Brands, Inc (Class A)	3,434
54,111		Corn Products International, Inc	1,600
43,973	*	Darling International, Inc	206
101,360	*	Dean Foods Co	3,936
142,985		Del Monte Foods Co	1,696
5,320		Farmer Bros Co	119
34,780		Flowers Foods, Inc	1,033
209,689		General Mills, Inc	10,627
35,476	*	Gold Kist, Inc	448
2,908	*	Green Mountain Coffee Roasters, Inc	116
248,717		H.J. Heinz Co	9,431
20,113	*	Hain Celestial Group, Inc	527
10,598	e*	Hansen Natural Corp	1,336
81,444	*	Hercules, Inc	1,124
122,531		Hershey Co	6,400
53,755		Hormel Foods Corp	1,817
8,358		J&J Snack Foods Corp	281
38,312		J.M. Smucker Co	1,521
4,084	e*	John B. Sanfilippo & Son	65
179,257		Kellogg Co	7,894
178,446		Kraft Foods, Inc (Class A)	5,409
19,910		Lancaster Colony Corp	836
20,449		Lance, Inc	460
6,664	*	M&F Worldwide Corp	95
2,095	*	Maui Land & Pineapple Co, Inc	79
96,220		McCormick & Co, Inc (Non-Vote)	3,258
32,903		Molson Coors Brewing Co (Class B)	2,258
4,670		National Beverage Corp	54
9,395	*	Peet's Coffee & Tea, Inc	282
98,582		Pepsi Bottling Group, Inc	2,996
51,346		PepsiAmericas, Inc	1,255
1,194,041		PepsiCo, Inc	69,004
10,215		Pilgrim's Pride Corp	221
7,000		Premium Standard Farms, Inc	123
21,712	*	Ralcorp Holdings, Inc	826
9,100		Reddy Ice Holdings, Inc	202
12,303		Sanderson Farms, Inc	276
561,269		Sara Lee Corp	10,035
329		Seaboard Corp	524
63,599	*	Smithfield Foods, Inc	1,866
18,730		Tootsie Roll Industries, Inc	548

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,712	*	TreeHouse Foods, Inc	$550
169,212		Tyson Foods, Inc (Class A)	2,325
125,944		Wrigley (Wm.) Jr Co	8,060
		TOTAL FOOD AND KINDRED PRODUCTS	389,427

FOOD STORES - 0.26%
262,339		Albertson's, Inc	6,734
837		Arden Group, Inc (Class A)	78
11,979		Great Atlantic & Pacific Tea Co, Inc	418
6,684		Ingles Markets, Inc (Class A)	119
39,881	e*	Krispy Kreme Doughnuts, Inc	358
515,699		Kroger Co	10,500
11,583	*	Pantry, Inc	723
32,134	*	Pathmark Stores, Inc	336
23,667		Ruddick Corp	575
8,100	*	Smart & Final, Inc	133
10,553		Weis Markets, Inc	470
97,694		Whole Foods Market, Inc	6,491
19,665	e*	Wild Oats Markets, Inc	400
		TOTAL FOOD STORES	27,335

FORESTRY - 0.12%
172,405		Weyerhaeuser Co	12,487
		TOTAL FORESTRY	12,487

FURNITURE AND FIXTURES - 0.40%
7,089		Bassett Furniture Industries, Inc	141
47,452	*	BE Aerospace, Inc	1,192
23,968		Ethan Allen Interiors, Inc	1,007
34,472		Furniture Brands International, Inc	845
49,639		Herman Miller, Inc	1,609
39,944		Hillenbrand Industries, Inc	2,197
39,144		HNI Corp	2,309
7,413		Hooker Furniture Corp	140
33,100	*	Interface, Inc (Class A)	457
136,777		Johnson Controls, Inc	10,385
18,600		Kimball International, Inc (Class B)	280
7,565		Knoll, Inc	161
36,828	e	La-Z-Boy, Inc	626
134,293	e	Leggett & Platt, Inc	3,273
304,265		Masco Corp	9,886
196,198		Newell Rubbermaid, Inc	4,942
26,076	e*	Select Comfort Corp	1,031
8,845		Stanley Furniture Co, Inc	259
29,515	e*	Tempur-Pedic International, Inc	418
		TOTAL FURNITURE AND FIXTURES	41,158

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
209,747	*	Bed Bath & Beyond, Inc	8,054
286,840		Best Buy Co, Inc	16,043
133,973		Circuit City Stores, Inc	3,280
4,489	e*	Conn's, Inc	154
18,188	*	Cost Plus, Inc	311
39,506	e*	GameStop Corp	1,862
17,889	*	Guitar Center, Inc	853
12,729		Haverty Furniture Cos, Inc	183

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
36,112	*	Mohawk Industries, Inc	$2,915
17,242	e	Movie Gallery, Inc	52
59,455	e	Pier 1 Imports, Inc	690
95,116		RadioShack Corp	1,829
32,572	e*	Restoration Hardware, Inc	185
44,377		Steelcase, Inc (Class A)	799
23,041	*	The Bombay Co, Inc	76
15,057	*	Trans World Entertainment Corp	84
81,576		Williams-Sonoma, Inc	3,459
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	40,829

GENERAL BUILDING CONTRACTORS - 0.45%
3,890	e*	Avatar Holdings, Inc	237
30,128		Beazer Homes USA, Inc	1,979
10,297	e	Brookfield Homes Corp	534
5,314	*	California Coastal Communities, Inc	197
89,614		Centex Corp	5,555
2,956	*	Comstock Homebuilding Cos, Inc	33
192,690		DR Horton, Inc	6,401
24,447	*	Hovnanian Enterprises, Inc (Class A)	1,074
57,634		KB Home	3,745
94,459		Lennar Corp (Class A)	5,703
9,603		M/I Homes, Inc	451
14,500	v*	Mascotech	-	^
22,434	e	MDC Holdings, Inc	1,443
16,766	*	Meritage Homes Corp	922
3,599	*	NVR, Inc	2,660
5,276		Orleans Homebuilders, Inc	107
13,552	*	Perini Corp	412
152,686	e	Pulte Homes, Inc	5,866
33,896		Ryland Group, Inc	2,352
48,228		Standard-Pacific Corp	1,621
11,826		Technical Olympic USA, Inc	241
74,668	*	Toll Brothers, Inc	2,586
26,452	e	Walter Industries, Inc	1,762
24,050	e*	WCI Communities, Inc	669
2,195	*	William Lyon Homes, Inc	210
		TOTAL GENERAL BUILDING CONTRACTORS	46,760

GENERAL MERCHANDISE STORES - 1.78%
31,592	*	99 Cents Only Stores	428
78,552	*	Big Lots, Inc	1,096
51,134	e*	BJ's Wholesale Club, Inc	1,611
3,353		Bon-Ton Stores, Inc	108
339,727		Costco Wholesale Corp	18,400
47,925		Dillard's, Inc (Class A)	1,248
232,920		Dollar General Corp	4,116
79,711	*	Dollar Tree Stores, Inc	2,206
116,117		Family Dollar Stores, Inc	3,089
192,736		Federated Department Stores, Inc	14,070
29,664	e	Fred's, Inc	393
146,051		JC Penney Co, Inc	8,823
17,729	e*	Retail Ventures, Inc	260
87,135		Saks, Inc	1,682
630,625		Target Corp	32,799
342,281		TJX Cos, Inc	8,495

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
17,635		Tuesday Morning Corp	$407
1,800,332		Wal-Mart Stores, Inc	85,048
		TOTAL GENERAL MERCHANDISE STORES	184,279

HEALTH SERVICES - 0.94%
10,862	*	Alliance Imaging, Inc	70
20,542	*	Allied Healthcare International, Inc	100
10,737	e*	Amedisys, Inc	373
6,892	*	America Service Group, Inc	90
149,462		AmerisourceBergen Corp	7,215
22,231	*	Amsurg Corp	504
34,626	*	Apria Healthcare Group, Inc	796
22,005	*	Array Biopharma, Inc	201
7,094	*	Bio-Reference Labs, Inc	128
6,700		Brookdale Senior Living, Inc	253
322,224		Caremark Rx, Inc	15,847
69,156	*	Community Health Systems, Inc	2,500
114,833	*	Coventry Health Care, Inc	6,199
71,275	*	DaVita, Inc	4,291
18,855	*	Enzo Biochem, Inc	255
14,431	*	Genesis HealthCare Corp	634
16,401	*	Gentiva Health Services, Inc	299
293,239		HCA, Inc	13,427
175,836		Health Management Associates, Inc (Class A)	3,793
23,258	*	Healthways, Inc	1,185
37,552		Hooper Holmes, Inc	109
19,960	e*	Kindred Healthcare, Inc	502
91,168	*	Laboratory Corp of America Holdings	5,331
14,253		LCA-Vision, Inc	714
39,831	*	LifePoint Hospitals, Inc	1,239
65,338	*	Lincare Holdings, Inc	2,546
21,032	*	Magellan Health Services, Inc	851
56,881		Manor Care, Inc	2,523
3,907	*	Medcath Corp	75
214,836	*	Medco Health Solutions, Inc	12,293
4,992		National Healthcare Corp	200
25,907	*	Odyssey HealthCare, Inc	446
19,390		Option Care, Inc	274
16,815	*	Orchid Cellmark, Inc	96
29,320	*	PainCare Holdings, Inc	56
17,464	*	Pediatrix Medical Group, Inc	1,792
36,494	*	Psychiatric Solutions, Inc	1,209
7,616	*	Radiation Therapy Services, Inc	194
12,730	*	RehabCare Group, Inc	240
9,605	*	Stereotaxis, Inc	121
11,929	*	Symbion, Inc	270
330,586	*	Tenet Healthcare Corp	2,440
60,435	*	Triad Hospitals, Inc	2,532
7,967	*	U.S. Physical Therapy, Inc	136
32,574	*	United Surgical Partners International, Inc	1,153
33,473		Universal Health Services, Inc (Class B)	1,700
7,404	*	VistaCare, Inc (Class A)	115
		TOTAL HEALTH SERVICES	97,317

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.11%
32,857	*	Dycom Industries, Inc	698

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
60,432	e	Fluor Corp	$5,185
23,788		Granite Construction, Inc	1,158
9,019	*	Infrasource Services, Inc	155
20,939	*	Insituform Technologies, Inc (Class A)	557
40,764	e*	Jacobs Engineering Group, Inc	3,536
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	11,289

HOLDING AND OTHER INVESTMENT OFFICES - 2.95%
8,966	*	4Kids Entertainment, Inc	154
29,400		Aames Investment Corp	167
23,371		Acadia Realty Trust	550
19,264	e	Affordable Residential Communities	202
5,860		Agree Realty Corp	188
1,423	*	Alexander's, Inc	411
16,550		Alexandria Real Estate Equities, Inc	1,578
58,186		AMB Property Corp	3,158
11,828		American Campus Communities, Inc	306
84,832	e	American Capital Strategies Ltd	2,983
91,931		American Financial Realty Trust	1,071
30,607		American Home Mortgage Investment Corp	955
84,531	e	Annaly Mortgage Management, Inc	1,026
40,991		Anthracite Capital, Inc	450
38,245		Anworth Mortgage Asset Corp	301
67,057		Apartment Investment & Management Co (Class A)	3,145
42,583		Apollo Investment Corp	758
8,687		Arbor Realty Trust, Inc	234
148,162		Archstone-Smith Trust	7,226
48,104		Arden Realty, Inc	2,171
27,000		Ares Capital Corp	464
27,371		Ashford Hospitality Trust, Inc	339
51,438	e	AvalonBay Communities, Inc	5,612
11,415		Bedford Property Investors	307
29,208		BioMed Realty Trust, Inc	866
78,216		Boston Properties, Inc	7,294
12,391	*	Boykin Lodging Co	140
60,717		Brandywine Realty Trust	1,928
35,274	e	BRE Properties, Inc (Class A)	1,975
33,366		Camden Property Trust	2,404
14,669		Capital Lease Funding, Inc	163
1,773		Capital Southwest Corp	169
8,296		Capital Trust, Inc	258
41,480		CarrAmerica Realty Corp	1,850
30,694		CBL & Associates Properties, Inc	1,303
21,293		Cedar Shopping Centers, Inc	337
7,117		CentraCore Properties Trust	178
4,486		Cherokee, Inc	181
23,196		Choice Hotels International, Inc	1,062
31,781	e	Colonial Properties Trust	1,593
9,800		Columbia Equity Trust, Inc	172
41,617		Commercial Net Lease Realty, Inc	970
23,432		Corporate Office Properties Trust	1,072
28,724		Cousins Properties, Inc	960
53,181		Crescent Real Estate Equities Co	1,121
15,000		Deerfield Triarc Capital Corp	202
77,042		Developers Diversified Realty Corp	4,218
21,233		DiamondRock Hospitality Co	293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,064		Digital Realty Trust, Inc	$312
18,900	*	Dolby Laboratories, Inc (Class A)	395
10,894	*	DTS, Inc	214
98,879		Duke Realty Corp	3,752
15,783		EastGroup Properties, Inc	749
38,510		ECC Capital Corp	59
15,039		Education Realty Trust, Inc	230
2,066	*	Enstar Group, Inc	185
18,156		Entertainment Properties Trust	762
42,886		Equity Inns, Inc	695
15,082		Equity Lifestyle Properties, Inc	750
274,596		Equity Office Properties Trust	9,221
26,061		Equity One, Inc	640
202,443		Equity Residential	9,472
16,215	e	Essex Property Trust, Inc	1,763
26,065		Extra Space Storage, Inc	448
37,204		Federal Realty Investment Trust	2,798
35,842		FelCor Lodging Trust, Inc	756
41,367		Fieldstone Investment Corp	488
32,241	e	First Industrial Realty Trust, Inc	1,376
14,075		First Potomac Realty Trust	398
97,828	e	Friedman Billings Ramsey Group, Inc	918
124,147		General Growth Properties, Inc	6,067
11,498		Getty Realty Corp	335
7,828	e	Gladstone Capital Corp	169
3,538		Gladstone Investment Corp	53
22,843		Glenborough Realty Trust, Inc	497
26,916	e	Glimcher Realty Trust	764
10,299		Global Signal, Inc	507
27,800		GMH Communities Trust	324
23,708		Government Properties Trust, Inc	226
13,599		Gramercy Capital Corp	339
17,945	e	Harris & Harris Group, Inc	250
94,322	e	Health Care Property Investors, Inc	2,679
41,669		Health Care REIT, Inc	1,588
35,640		Healthcare Realty Trust, Inc	1,332
18,169		Heritage Property Investment Trust	719
41,626		Highland Hospitality Corp	529
37,150	e	Highwoods Properties, Inc	1,253
24,024		Home Properties, Inc	1,228
45,217		HomeBanc Corp	397
50,355		Hospitality Properties Trust	2,199
250,060		Host Marriott Corp	5,351
147,442		HRPT Properties Trust	1,731
13,878		IHOP Corp	665
56,391	e	IMPAC Mortgage Holdings, Inc	544
48,741		Inland Real Estate Corp	795
29,188		Innkeepers U.S.A. Trust	495
37,611	*	Interdigital Communications Corp	922
27,187		Investors Real Estate Trust	259
73,800	e	iShares Russell 2000 Index Fund	5,609
22,253	e	iShares Russell Midcap Index Fund	2,107
81,467		iStar Financial, Inc	3,119
6,700		JER Investors Trust, Inc	111
19,903		Kilroy Realty Corp	1,538
138,912		Kimco Realty Corp	5,645

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,224		Kite Realty Group Trust	$323
26,000		KKR Financial Corp	583
24,368		LaSalle Hotel Properties	999
36,183	e	Lexington Corporate Properties Trust	754
61,781	e	Liberty Property Trust	2,914
17,555		LTC Properties, Inc	408
31,753		Luminent Mortgage Capital, Inc	258
49,967		Macerich Co	3,695
42,932		Mack-Cali Realty Corp	2,061
34,565	*	Macrovision Corp	766
24,613		Maguire Properties, Inc	898
38,917		MCG Capital Corp	549
5,500		Medical Properties Trust, Inc	59
61,177	*	MeriStar Hospitality Corp	635
61,319		MFA Mortgage Investments, Inc	389
13,455		Mid-America Apartment Communities, Inc	737
39,586	e	Mills Corp	1,108
33,720	*	MIPS Technologies, Inc	252
24,600		MortgageIT Holdings, Inc	266
18,515		National Health Investors, Inc	470
4,864		National Health Realty, Inc	97
46,089	e	Nationwide Health Properties, Inc	991
35,571		New Century Financial Corp	1,637
74,227		New Plan Excel Realty Trust	1,925
31,289		Newcastle Investment Corp	748
10,700		Newkirk Realty Trust, Inc	194
12,077		NGP Capital Resources Co	164
12,797		NorthStar Realty Finance Corp	140
21,755	e	Novastar Financial, Inc	727
38,341		Omega Healthcare Investors, Inc	538
5,242		One Liberty Properties, Inc	104
21,800		Opteum, Inc	187
11,507		Origen Financial, Inc	70
29,688		Pan Pacific Retail Properties, Inc	2,105
11,623		Parkway Properties, Inc	508
25,829		Pennsylvania Real Estate Investment Trust	1,136
5,490	*	Pico Holdings, Inc	181
27,819		Post Properties, Inc	1,238
26,249		Potlatch Corp	1,125
32,678	*	Price Communications Corp	578
171,882		Prologis	9,196
13,682		PS Business Parks, Inc	765
58,753		Public Storage, Inc	4,773
20,254		RAIT Investment Trust	572
72,739	e*	Rambus, Inc	2,862
11,548		Ramco-Gershenson Properties	350
53,928	e	Rayonier, Inc	2,459
61,400		Realty Income Corp	1,486
58,125		Reckson Associates Realty Corp	2,663
15,741		Redwood Trust, Inc	682
48,023		Regency Centers Corp	3,227
17,800		Republic Property Trust	210
15,917	e	Royal Gold, Inc	576
8,737		Saul Centers, Inc	384
39,317		Saxon Capital, Inc	410
42,780		Senior Housing Properties Trust	774

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
32,244		Shurgard Storage Centers, Inc (Class A)	$2,148
121,663	e	Simon Property Group, Inc	10,237
12,509		Sizeler Property Investors, Inc	185
29,536	e	SL Green Realty Corp	2,998
13,156		Sovran Self Storage, Inc	726
359,200	e	SPDR Trust Series 1	46,635
46,400		Spirit Finance Corp	566
41,928		Strategic Hotel Capital, Inc	976
12,790		Sun Communities, Inc	452
25,200		Sunstone Hotel Investors, Inc	730
10,427	e*	SurModics, Inc	369
22,030		Tanger Factory Outlet Centers, Inc	758
35,822		Taubman Centers, Inc	1,493
75,352		Thornburg Mortgage, Inc	2,039
12,690	e	Town & Country Trust	515
63,641		Trizec Properties, Inc	1,638
42,592		Trustreet Properties, Inc	647
93,649		United Dominion Realty Trust, Inc	2,673
10,285		Universal Health Realty Income Trust	376
19,529		Urstadt Biddle Properties, Inc (Class A)	352
29,300		U-Store-It Trust	590
73,784		Ventas, Inc	2,448
83,921	e	Vornado Realty Trust	8,056
30,712		Washington Real Estate Investment Trust	1,116
56,881		Weingarten Realty Investors	2,318
18,615		Winston Hotels, Inc	212
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	306,351

HOTELS AND OTHER LODGING PLACES - 0.38%
18,496		Ameristar Casinos, Inc	477
25,115	*	Aztar Corp	1,055
29,227		Boyd Gaming Corp	1,460
29,868	e*	Gaylord Entertainment Co	1,355
17,562	*	Great Wolf Resorts, Inc	203
271,266		Hilton Hotels Corp	6,906
9,907	*	Isle of Capri Casinos, Inc	330
15,760	*	Las Vegas Sands Corp	893
126,193		Marriott International, Inc (Class A)	8,657
85,616	*	MGM Mirage	3,689
154,167	*	Starwood Hotels & Resorts Worldwide, Inc	10,442
39,329		Station Casinos, Inc	3,121
23,308	e*	Vail Resorts, Inc	891
		TOTAL HOTELS AND OTHER LODGING PLACES	39,479

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.60%
265,939	*	3Com Corp	1,362
8,307	*	3D Systems Corp	177
550,590		3M Co	41,674
5,902		Aaon, Inc	141
19,469		Actuant Corp	1,192
82,321	*	Adaptec, Inc	455
41,597	*	Advanced Digital Information Corp	365
62,956	*	AGCO Corp	1,306
4,419		Alamo Group, Inc	98
21,965		Albany International Corp (Class A)	837
133,184		American Standard Cos, Inc	5,708

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
587,180	*	Apple Computer, Inc	$36,828
12,459	*	Applied Films Corp	242
1,184,684		Applied Materials, Inc	20,744
11,700	*	Astec Industries, Inc	420
12,006	e*	ASV, Inc	387
39,136	*	Asyst Technologies, Inc	407
35,025	*	Avocent Corp	1,112
73,014	*	Axcelis Technologies, Inc	428
56,485	e	Black & Decker Corp	4,908
8,392	*	Blue Coat Systems, Inc	182
36,704		Briggs & Stratton Corp	1,298
52,087	*	Brooks Automation, Inc	742
21,037		Bucyrus International, Inc (Class A)	1,014
23,046		Carlisle Cos, Inc	1,885
8,415		Cascade Corp	445
485,402		Caterpillar, Inc	34,857
54,695	*	Cirrus Logic, Inc	464
34,974		Clarcor, Inc	1,245
20,600	*	Coinstar, Inc	534
32,898		Cummins, Inc	3,458
24,200	*	Cymer, Inc	1,100
174,354		Deere & Co	13,783
1,648,700	*	Dell, Inc	49,065
51,096	e	Diebold, Inc	2,100
13,898	*	Digi International, Inc	162
54,586		Donaldson Co, Inc	1,844
28,117	*	Dot Hill Systems Corp	200
143,133		Dover Corp	6,950
19,500	*	Dresser-Rand Group, Inc	485
105,579		Eaton Corp	7,704
18,386	*	Echelon Corp	174
39,428	*	Electronics for Imaging, Inc	1,103
1,706,694	*	EMC Corp	23,262
25,991	*	Emcore Corp	266
57,587	*	Emulex Corp	984
16,559	*	EnPro Industries, Inc	568
17,538	*	ESCO Technologies, Inc	888
89,895	*	Extreme Networks, Inc	451
22,225	e*	FalconStor Software, Inc	210
8,492	*	Fargo Electronics, Inc	144
166,394	*	Finisar Corp	824
8,475	*	Flanders Corp	99
39,214	*	Flowserve Corp	2,288
49,558	*	FMC Technologies, Inc	2,538
84,061	*	Foundry Networks, Inc	1,527
17,256	*	Gardner Denver, Inc	1,125
177,313	e*	Gateway, Inc	388
10,783	*	Gehl Co	357
6,143		Gorman-Rupp Co	150
48,455		Graco, Inc	2,201
87,923	*	Grant Prideco, Inc	3,767
9,089		Gulf Island Fabrication, Inc	215
2,063,750		Hewlett-Packard Co	67,897
14,542	*	Hydril	1,134
33,040	*	Hypercom Corp	307
36,153		IDEX Corp	1,886

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
34,872	*	Intermec, Inc	$1,064
1,150,396		International Business Machines Corp	94,873
243,899		International Game Technology	8,590
14,156	*	Intevac, Inc	407
73,750	e	JLG Industries, Inc	2,271
85,167		Joy Global, Inc	5,090
385,594	*	Juniper Networks, Inc	7,373
9,545	*	Kadant, Inc	217
21,080		Kaydon Corp	851
27,720		Kennametal, Inc	1,695
40,500	*	Kulicke & Soffa Industries, Inc	386
97,320	*	Lam Research Corp	4,185
40,242		Lennox International, Inc	1,202
79,543	*	Lexmark International, Inc	3,610
25,105		Lincoln Electric Holdings, Inc	1,355
7,700		Lindsay Manufacturing Co	209
10,534		Lufkin Industries, Inc	584
22,406		Manitowoc Co, Inc	2,042
31,859	*	Mattson Technology, Inc	382
116,831	*	McData Corp (Class A)	540
2,088	e*	Mestek, Inc	26
6,806	*	Metrologic Instruments, Inc	157
4,193	*	Middleby Corp	351
21,021	*	Mobility Electronics, Inc	175
68,179	e*	MRV Communications, Inc	279
3,596		Nacco Industries, Inc (Class A)	554
22,120	*	Netgear, Inc	420
259,153	*	Network Appliance, Inc	9,337
11,481		NN, Inc	148
19,992		Nordson Corp	997
87,771	*	Novellus Systems, Inc	2,106
28,785	*	Oil States International, Inc	1,061
86,703		Pall Corp	2,704
58,194	e*	Palm, Inc	1,348
8,163	*	PAR Technology Corp	145
84,890		Parker Hannifin Corp	6,843
71,324	e	Pentair, Inc	2,906
19,405	*	Presstek, Inc	231
117,629	*	Quantum Corp	440
6,400	*	Rackable Systems, Inc	338
12,390	*	Radisys Corp	246
3,353	*	RBC Bearings, Inc	69
6,419	*	Rimage Corp	145
129,272		Rockwell Automation, Inc	9,296
17,942	*	SafeNet, Inc	475
136,887	*	SanDisk Corp	7,874
6,258		Sauer-Danfoss, Inc	144
42,395	*	Scientific Games Corp (Class A)	1,489
86,617	v*	Seagate Technology, Inc	-	^
10,800	*	Semitool, Inc	123
150,032	e	Smith International, Inc	5,845
662,402	*	Solectron Corp	2,650
44,512		SPX Corp	2,378
59,457		Stanley Works	3,012
7,178	*	Stratasys, Inc	212
176,104		Symbol Technologies, Inc	1,863

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
5,600		Tennant Co	$293
35,215	*	Terex Corp	2,790
55,820		Timken Co	1,801
30,279		Toro Co	1,446
9,007	e*	TurboChef Technologies, Inc	110
18,851	*	Ultratech, Inc	461
36,759	e*	Varian Semiconductor Equipment Associates, Inc	1,032
20,673	*	Veeco Instruments, Inc	483
17,066	*	VeriFone Holdings, Inc	517
8,415	*	Water Pik Technologies, Inc	233
150,486	*	Western Digital Corp	2,924
9,249		Xerium Technologies, Inc	87
50,912	*	Zebra Technologies Corp (Class A)	2,277
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	580,828

INSTRUMENTS AND RELATED PRODUCTS - 4.19%
17,419	*	Abaxis, Inc	395
13,149	e*	Abiomed, Inc	170
6,126	*	ADE Corp	188
3,049	*	Adeza Biomedical Corp	64
50,885	*	Aeroflex, Inc	699
46,944	e*	Affymetrix, Inc	1,546
307,350	*	Agilent Technologies, Inc	11,541
42,246	*	Align Technology, Inc	387
47,352	*	American Medical Systems Holdings, Inc	1,065
6,336	e*	American Science & Engineering, Inc	592
49,807		Ametek, Inc	2,239
11,392		Analogic Corp	754
1,746	*	Angiodynamics, Inc	52
134,177		Applera Corp (Applied Biosystems Group)	3,642
7,835	*	ARGON ST, Inc	263
15,128		Arrow International, Inc	494
16,914	e*	Arthrocare Corp	809
11,116	*	Aspect Medical Systems, Inc	305
30,176	*	Avid Technology, Inc	1,311
3,797		Badger Meter, Inc	216
75,116		Bard (C.R.), Inc	5,094
38,459		Bausch & Lomb, Inc	2,450
469,379		Baxter International, Inc	18,217
44,454		Beckman Coulter, Inc	2,426
180,029		Becton Dickinson & Co	11,086
178,469		Biomet, Inc	6,339
12,755	*	Bio-Rad Laboratories, Inc (Class A)	795
467,982	*	Boston Scientific Corp	10,787
26,702	*	Bruker BioSciences Corp	144
18,361	*	Caliper Life Sciences, Inc	118
19,456	*	Candela Corp	420
6,565	*	Catapult Communications Corp	87
32,340	*	Cepheid, Inc	296
9,829		CNS, Inc	212
29,787		Cognex Corp	883
21,088	*	Coherent, Inc	740
13,701		Cohu, Inc	291
22,053	*	Conmed Corp	422
5,761	*	Conor Medsystems, Inc	169
31,206		Cooper Cos, Inc	1,686

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
70,483	*	Credence Systems Corp	$517
14,434	e	Cubic Corp	346
14,634	*	Cyberonics, Inc	377
82,295	*	Cytyc Corp	2,319
168,010		Danaher Corp	10,677
7,100		Datascope Corp	281
58,596		Dentsply International, Inc	3,407
3,084	*	DexCom, Inc	63
22,006	*	DHB Industries, Inc	105
15,633	*	Dionex Corp	961
17,084	*	DJ Orthopedics, Inc	679
27,360		DRS Technologies, Inc	1,501
204,510	e	Eastman Kodak Co	5,816
13,856		EDO Corp	427
43,322	*	Edwards Lifesciences Corp	1,885
27,427	*	Encore Medical Corp	140
18,700	*	Esterline Technologies Corp	799
8,643	*	ev3, Inc	153
9,461	e*	FARO Technologies, Inc	135
16,016	e*	FEI Co	318
85,385	*	Fisher Scientific International, Inc	5,810
42,641	*	Flir Systems, Inc	1,211
22,772	*	Formfactor, Inc	895
33,331	*	Fossil, Inc	619
9,433	e*	Foxhollow Technologies, Inc	288
232,153	e	Guidant Corp	18,122
17,714	*	Haemonetics Corp	899
7,204	*	Herley Industries, Inc	150
31,484	*	Hologic, Inc	1,743
9,395	*	ICU Medical, Inc	340
13,461	*	I-Flow Corp	179
14,538	*	II-VI, Inc	263
24,880	*	Illumina, Inc	591
11,821	*	Innovative Solutions & Support, Inc	154
52,711	e*	Input/Output, Inc	512
15,289	*	Integra LifeSciences Holdings Corp	627
29,970	*	Intermagnetics General Corp	751
9,047	*	Intralase Corp	210
24,999	*	Intuitive Surgical, Inc	2,950
22,994		Invacare Corp	714
11,074	*	IRIS International, Inc	173
17,705	*	Itron, Inc	1,060
21,812	*	Ixia	311
2,122,352		Johnson & Johnson	125,686
8,152		Keithley Instruments, Inc	125
6,174	*	Kensey Nash Corp	177
139,828		Kla-Tencor Corp	6,762
19,943	*	Kyphon, Inc	742
10,104	*	LaBarge, Inc	151
14,197	e*	Laserscope	336
8,470	*	LeCroy Corp	133
68,294	e*	Lexar Media, Inc	586
23,119	*	Lifecell Corp	521
54,978	*	LTX Corp	297
17,384	*	Luminex Corp	258
6,925	*	Measurement Specialties, Inc	181

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
864,870		Medtronic, Inc	$43,892
22,169		Mentor Corp	1,004
18,330	*	Merit Medical Systems, Inc	220
30,675	*	Mettler-Toledo International, Inc	1,851
34,680	*	Millipore Corp	2,534
20,946		Mine Safety Appliances Co	880
23,665	e*	MKS Instruments, Inc	554
11,845	*	Molecular Devices Corp	393
12,667		Movado Group, Inc	292
13,932		MTS Systems Corp	583
3,737	*	Neurometrix, Inc	146
27,910	*	Newport Corp	526
10,659	*	NuVasive, Inc	201
16,400	e	Oakley, Inc	279
8,254	e*	OccuLogix, Inc	29
30,922	*	OraSure Technologies, Inc	319
8,504	*	OSI Systems, Inc	180
13,324	*	Palomar Medical Technologies, Inc	446
92,691		PerkinElmer, Inc	2,175
13,914	*	Photon Dynamics, Inc	261
163,404		Pitney Bowes, Inc	7,015
50,588	*	Resmed, Inc	2,225
51,817	*	Respironics, Inc	2,016
60,320		Roper Industries, Inc	2,933
15,572	*	Rudolph Technologies, Inc	266
24,406	*	Sirf Technology Holdings, Inc	864
7,141	*	Somanetics Corp	158
10,559	*	SonoSite, Inc	429
257,362	*	St. Jude Medical, Inc	10,552
47,592		STERIS Corp	1,175
208,714		Stryker Corp	9,254
30,027	*	Sybron Dental Specialties, Inc	1,238
5,712	*	Symmetry Medical, Inc	121
61,390		Tektronix, Inc	2,192
142,153	*	Teradyne, Inc	2,205
114,177	*	Thermo Electron Corp	4,235
28,916	*	ThermoGenesis Corp	117
32,720	*	Thoratec Corp	631
35,955	*	Trimble Navigation Ltd	1,620
17,832	*	TriPath Imaging, Inc	125
93,406	e*	Varian Medical Systems, Inc	5,246
24,196	*	Varian, Inc	996
23,354	*	Viasys Healthcare, Inc	703
3,821		Vital Signs, Inc	210
2,000	*	Vnus Medical Technologies, Inc	15
76,630	*	Waters Corp	3,307
19,885	*	Wright Medical Group, Inc	393
682,334	e*	Xerox Corp	10,372
13,259		X-Rite, Inc	176
3,046		Young Innovations, Inc	111
176,911	*	Zimmer Holdings, Inc	11,959
5,962	*	Zoll Medical Corp	157
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	434,608

INSURANCE AGENTS, BROKERS AND SERVICE - 0.56%
226,590		AON Corp	9,406

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,671	*	BioScrip, Inc	$185
78,276		Brown & Brown, Inc	2,599
64,733	*	ChoicePoint, Inc	2,897
10,229		Clark, Inc	121
4,011	*	Corvel Corp	88
14,025		Crawford & Co (Class B)	84
30,862		Erie Indemnity Co (Class A)	1,625
89,188	*	Express Scripts, Inc	7,839
67,596	e	Gallagher (Arthur J.) & Co	1,880
210,698		Hartford Financial Services Group, Inc	16,972
14,728	*	HealthExtras, Inc	520
22,008		Hilb Rogal & Hobbs Co	907
376,849		Marsh & McLennan Cos, Inc	11,064
24,836		National Financial Partners Corp	1,404
31,178	*	USI Holdings Corp	503
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	58,094

INSURANCE CARRIERS - 5.06%
21,838		21st Century Insurance Group	345
412,646		Aetna, Inc	20,277
6,908		Affirmative Insurance Holdings, Inc	91
359,019		Aflac, Inc	16,203
21,901		Alfa Corp	375
3,534	*	Alleghany Corp	1,023
476,308		Allstate Corp	24,820
77,083		Ambac Financial Group, Inc	6,136
22,730		American Equity Investment Life Holding Co	326
33,817		American Financial Group, Inc	1,407
1,635,153		American International Group, Inc	108,067
5,984		American National Insurance Co	671
5,463	*	American Physicians Capital, Inc	262
35,074	*	AMERIGROUP Corp	738
27,021	e	AmerUs Group Co	1,628
22,573	*	Argonaut Group, Inc	802
80,578		Assurant, Inc	3,968
4,897		Baldwin & Lyons, Inc (Class B)	130
11,795		Bristol West Holdings, Inc	227
28,867	*	Centene Corp	842
19,544	*	Ceres Group, Inc	108
146,732		Chubb Corp	14,004
87,311		Cigna Corp	11,405
125,030		Cincinnati Financial Corp	5,260
23,025	e*	Citizens, Inc	119
16,347	*	CNA Financial Corp	520
10,118	*	CNA Surety Corp	169
108,499	*	Conseco, Inc	2,693
21,437		Delphi Financial Group, Inc (Class A)	1,107
14,969	e	Direct General Corp	255
5,412		Donegal Group, Inc	141
4,503		EMC Insurance Group, Inc	125
10,036		FBL Financial Group, Inc (Class A)	346
114,656		Fidelity National Financial, Inc	4,074
19,609		Fidelity National Title Group, Inc	446
13,254	*	First Acceptance Corp	176
57,724		First American Corp	2,260
6,887	*	Fpic Insurance Group, Inc	260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
153,653		Genworth Financial, Inc	$5,137
4,433		Great American Financial Resources, Inc	87
39,485		Hanover Insurance Group, Inc	2,070
12,827		Harleysville Group, Inc	381
78,339		HCC Insurance Holdings, Inc	2,726
79,463	*	Health Net, Inc	4,038
33,145		Horace Mann Educators Corp	623
115,485	*	Humana, Inc	6,080
3,952		Independence Holding Co	91
16,217		Infinity Property & Casualty Corp	677
97,527		Jefferson-Pilot Corp	5,456
2,078		Kansas City Life Insurance Co	106
14,379	*	KMG America Corp	123
12,576		LandAmerica Financial Group, Inc	853
58,212		Leucadia National Corp	3,473
123,144		Lincoln National Corp	6,722
106,061		Loews Corp	10,733
7,160	*	Markel Corp	2,418
95,005		MBIA, Inc	5,713
19,709		Mercury General Corp	1,082
295,480		Metlife, Inc	14,292
66,054		MGIC Investment Corp	4,401
7,293		Midland Co	255
7,622	*	Molina Healthcare, Inc	255
3,129		National Interstate Corp	68
1,551		National Western Life Insurance Co (Class A)	360
39,318		Nationwide Financial Services, Inc (Class A)	1,692
8,155	*	Navigators Group, Inc	405
9,757	e	Odyssey Re Holdings Corp	212
44,462		Ohio Casualty Corp	1,409
160,130		Old Republic International Corp	3,494
37,095	*	Philadelphia Consolidated Holding Co	1,266
73,831		Phoenix Cos, Inc	1,204
22,267	*	PMA Capital Corp (Class A)	227
65,891		PMI Group, Inc	3,026
7,324	e	Pre-Paid Legal Services, Inc	260
13,808		Presidential Life Corp	351
208,164		Principal Financial Group	10,158
19,772	*	ProAssurance Corp	1,028
142,487		Progressive Corp	14,856
48,849		Protective Life Corp	2,430
367,828		Prudential Financial, Inc	27,885
61,095		Radian Group, Inc	3,681
21,524		Reinsurance Group Of America, Inc	1,018
16,861		RLI Corp	966
91,298		Safeco Corp	4,584
8,011		Safety Insurance Group, Inc	366
5,765	*	SeaBright Insurance Holdings, Inc	100
20,200	e	Selective Insurance Group, Inc	1,071
34,614	*	Sierra Health Services, Inc	1,409
476,034		St. Paul Travelers Cos, Inc	19,894
40,694		Stancorp Financial Group, Inc	2,202
9,480		State Auto Financial Corp	320
13,333		Stewart Information Services Corp	628
75,105		Torchmark Corp	4,289
11,467		Tower Group, Inc	265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,325		Transatlantic Holdings, Inc	$1,130
6,045	*	Triad Guaranty, Inc	284
24,418		UICI	903
12,993		United Fire & Casualty Co	428
973,680		UnitedHealth Group, Inc	54,390
35,353		Unitrin, Inc	1,644
17,138	*	Universal American Financial Corp	264
210,371	e	UnumProvident Corp	4,308
76,966		W.R. Berkley Corp	4,469
14,555	*	WellCare Health Plans, Inc	661
448,643	*	WellPoint, Inc	34,739
17,941		Zenith National Insurance Corp	864
		TOTAL INSURANCE CARRIERS	524,806

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
27,679	*	Corrections Corp of America	1,251
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,251

LEATHER AND LEATHER PRODUCTS - 0.14%
12,803		Brown Shoe Co, Inc	672
268,748	*	Coach, Inc	9,293
6,203		Kenneth Cole Productions, Inc (Class A)	172
19,366		K-Swiss, Inc (Class A)	584
19,301	*	Skechers U.S.A., Inc (Class A)	481
11,514		Steven Madden Ltd	409
25,507		Stride Rite Corp	369
36,258	*	Timberland Co (Class A)	1,241
39,829		Wolverine World Wide, Inc	882
		TOTAL LEATHER AND LEATHER PRODUCTS	14,103

LEGAL SERVICES - 0.01%
8,400	*	CRA International, Inc	414
29,832	*	FTI Consulting, Inc	851
		TOTAL LEGAL SERVICES	1,265

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
72,405		Laidlaw International, Inc	1,969
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,969

LUMBER AND WOOD PRODUCTS - 0.10%
7,280		American Woodmark Corp	258
9,000	*	Builders FirstSource, Inc	204
55,061	*	Champion Enterprises, Inc	824
7,514		Deltic Timber Corp	455
75,880		Louisiana-Pacific Corp	2,064
11,355	e*	Palm Harbor Homes, Inc	243
129,344		Plum Creek Timber Co, Inc	4,777
4,307		Skyline Corp	178
7,903	e*	Trex Co, Inc	251
10,940		Universal Forest Products, Inc	695
		TOTAL LUMBER AND WOOD PRODUCTS	9,949

METAL MINING - 0.39%
2,319		Alico, Inc	105
15,468	e	Cleveland-Cliffs, Inc	1,347
176,062	*	Coeur d'Alene Mines Corp	1,155

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
27,864		Delta & Pine Land Co	$840
128,202		Freeport-McMoRan Copper & Gold, Inc (Class A)	7,663
87,163	*	Hecla Mining Co	576
293,247		Newmont Mining Corp	15,217
143,842		Phelps Dodge Corp	11,584
18,618	e	Southern Copper Corp	1,573
29,044	*	Stillwater Mining Co	478
		TOTAL METAL MINING	40,538

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
19,692		Blyth, Inc	414
28,197		Brady Corp (Class A)	1,056
52,436		Callaway Golf Co	902
11,620		Daktronics, Inc	424
5,091		Escalade, Inc	56
103,599		Fortune Brands, Inc	8,353
110,550		Hasbro, Inc	2,333
5,052	e*	iRobot Corp	140
19,429	*	Jakks Pacific, Inc	520
33,584	e*	K2, Inc	422
283,100		Mattel, Inc	5,133
28,211	e	Nautilus, Inc	422
27,397	*	Progressive Gaming International Corp	262
12,364	*	RC2 Corp	492
6,000		Russ Berrie & Co, Inc	91
25,227	e*	Shuffle Master, Inc	902
4,356	*	Steinway Musical Instruments, Inc	140
14,426	e*	WMS Industries, Inc	434
32,225		Yankee Candle Co, Inc	882
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	23,378

MISCELLANEOUS RETAIL - 1.18%
4,709	e*	1-800 Contacts, Inc	63
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	105
11,957	*	AC Moore Arts & Crafts, Inc	220
52,670		Alberto-Culver Co	2,330
5,507	*	Alloy, Inc	74
217,427	e*	Amazon.com, Inc	7,938
34,769		Barnes & Noble, Inc	1,608
13,168		Big 5 Sporting Goods Corp	258
3,683		Blair Corp	153
10,266	e*	Blue Nile, Inc	361
50,097		Borders Group, Inc	1,264
8,100	e*	Build-A-Bear Workshop, Inc	248
21,144	e*	Cabela's, Inc	434
20,077		Cash America International, Inc	603
43,649	e	CDW Corp	2,569
18,538	*	CKX, Inc	242
37,548	e*	Coldwater Creek, Inc	1,044
575,481		CVS Corp	17,190
12,284	*	dELiA*s, Inc	115
8,015	e*	Design Within Reach, Inc	46
23,900	*	Dick's Sporting Goods, Inc	948
48,030	*	Drugstore.com, Inc	148
18,408	*	First Cash Financial Services, Inc	368
9,437	*	FTD Group, Inc	91

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
900	*	Golf Galaxy, Inc	$20
21,051	e*	GSI Commerce, Inc	358
24,778	*	Hibbett Sporting Goods, Inc	817
34,716	*	Insight Enterprises, Inc	764
21,241		Longs Drug Stores Corp	983
13,215	*	Matria Healthcare, Inc	502
96,467		Michaels Stores, Inc	3,625
17,260	e*	Nutri/System, Inc	820
213,393	*	Office Depot, Inc	7,947
48,639		OfficeMax, Inc	1,467
8,052	e*	Overstock.com, Inc	240
39,765	*	Petco Animal Supplies, Inc	937
103,378		Petsmart, Inc	2,909
18,948		PolyMedica Corp	803
370,721	e*	Rite Aid Corp	1,483
70,679	e*	Sears Holdings Corp	9,347
7,595	e*	Sharper Image Corp	97
20,371	*	Sports Authority, Inc	752
12,380	*	Stamps.com, Inc	436
521,957		Staples, Inc	13,320
6,238	*	Systemax, Inc	45
102,292		Tiffany & Co	3,840
18,910	*	Valuevision International, Inc (Class A)	242
731,499		Walgreen Co	31,550
35,110	*	Zale Corp	984
		TOTAL MISCELLANEOUS RETAIL	122,708

MOTION PICTURES - 1.23%
131,585	e	Blockbuster, Inc (Class A)	522
8,585	e	Carmike Cinemas, Inc	207
75,312	*	Denny's Corp	359
31,002	*	DreamWorks Animation SKG, Inc (Class A)	820
14,891		Marcus Corp	297
25,309	e*	NetFlix, Inc	734
1,655,333		News Corp (Class A)	27,495
38,701	*	Pixar	2,482
30,375	e	Regal Entertainment Group (Class A)	571
42,053	*	Time Warner Telecom, Inc (Class A)	755
3,271,459		Time Warner, Inc	54,928
1,375,850		Walt Disney Co	38,373
14,269		World Wrestling Entertainment, Inc	241
3,982	e*	WPT Enterprises, Inc	29
		TOTAL MOTION PICTURES	127,813

NONDEPOSITORY INSTITUTIONS - 1.65%
13,734	*	Accredited Home Lenders Holding Co	703
46,200		Advance America Cash Advance Centers, Inc	664
12,951		Advanta Corp (Class B)	478
96,576	e	Allied Capital Corp	2,955
781,735		American Express Co	41,080
95,434	e*	AmeriCredit Corp	2,933
9,451		Asta Funding, Inc	314
8,568		Beverly Hills Bancorp, Inc	91
212,014	e	Capital One Financial Corp	17,071
60,955		CapitalSource, Inc	1,517
28,111		CharterMac	571

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
17,085	*	CompuCredit Corp	$629
417,646		Countrywide Financial Corp	15,328
7,803	e	Delta Financial Corp	74
59,418	e	Doral Financial Corp	686
10,314	*	Encore Capital Group, Inc	152
689,294		Fannie Mae	35,430
7,676		Federal Agricultural Mortgage Corp (Class C)	226
20,830		Financial Federal Corp	610
17,831	e	First Marblehead Corp	771
490,140		Freddie Mac	29,899
2,500	*	Global Cash Access, Inc	44
45,100		IndyMac Bancorp, Inc	1,846
3,847	*	Marlin Business Services, Inc	85
11,907	*	Nelnet, Inc	496
4,843	*	QC Holdings, Inc	61
299,025		SLM Corp	15,531
3,200		Student Loan Corp	746
8,788	*	TNS, Inc	186
2,729	*	United PanAm Financial Corp	84
12,929	*	World Acceptance Corp	354
		TOTAL NONDEPOSITORY INSTITUTIONS	171,615

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
13,959		AMCOL International Corp	402
14,827		CARBO Ceramics, Inc	844
13,996	e	Compass Minerals International, Inc	350
72,013	e	Vulcan Materials Co	6,240
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,836

OIL AND GAS EXTRACTION - 2.51%
167,591		Anadarko Petroleum Corp	16,928
233,098		Apache Corp	15,270
11,985	*	Atlas America, Inc	573
15,594	*	ATP Oil & Gas Corp	685
9,834	*	Atwood Oceanics, Inc	993
240,335		Baker Hughes, Inc	16,439
5,300	*	Basic Energy Services, Inc	158
12,786		Berry Petroleum Co (Class A)	875
9,100	*	Bill Barrett Corp	297
228,764		BJ Services Co	7,915
9,257	e*	Bois d'Arc Energy, Inc	154
22,523	*	Brigham Exploration Co	197
4,000	*	Bronco Drilling Co, Inc	105
273,784		Burlington Resources, Inc	25,163
34,234		Cabot Oil & Gas Corp (Class A)	1,641
11,727	*	Callon Petroleum Co	247
13,134	*	Carrizo Oil & Gas, Inc	341
36,160	e*	Cheniere Energy, Inc	1,467
261,397		Chesapeake Energy Corp	8,210
56,713		Cimarex Energy Co	2,453
3,369	*	Clayton Williams Energy, Inc	138
27,966	*	Comstock Resources, Inc	830
79,252	*	Cooper Cameron Corp	3,493
4,147	e	Crosstex Energy, Inc	321
25,701	e*	Delta Petroleum Corp	540
80,090	*	Denbury Resources, Inc	2,536

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
315,556		Devon Energy Corp	$19,303
41,319	e	Diamond Offshore Drilling, Inc	3,698
221,440	e*	Dynegy, Inc (Class A)	1,063
11,397	*	Edge Petroleum Corp	285
36,510	*	Encore Acquisition Co	1,132
38,976	e*	Endeavour International Corp	113
25,559	*	Energy Partners Ltd	603
107,179		ENSCO International, Inc	5,514
86,292		Equitable Resources, Inc	3,151
35,600	*	EXCO Resources, Inc	446
38,504	*	Forest Oil Corp	1,432
23,447	e*	FX Energy, Inc	123
45,406	e*	Gasco Energy, Inc	254
58,536	*	Global Industries Ltd	848
7,197	e*	Goodrich Petroleum Corp	194
135,981	*	Grey Wolf, Inc	1,012
316,827		Halliburton Co	23,135
65,337	e*	Hanover Compressor Co	1,217
29,621	e*	Harvest Natural Resources, Inc	288
54,148	*	Helix Energy Solutions Group, Inc	2,052
36,905		Helmerich & Payne, Inc	2,577
7,538	*	Hercules Offshore, Inc	256
21,181	e*	Houston Exploration Co	1,116
35,853	*	KCS Energy, Inc	932
82,105		Kerr-McGee Corp	7,839
3,898		Markwest Hydrocarbon, Inc	89
15,667	e*	McMoRan Exploration Co	280
76,660	*	Meridian Resource Corp	311
121,560	*	National Oilwell Varco, Inc	7,794
90,232	*	Newfield Exploration Co	3,781
123,416		Noble Energy, Inc	5,420
19,672	*	Oceaneering International, Inc	1,127
28,738	*	Parallel Petroleum Corp	530
67,649	*	Parker Drilling Co	627
120,352		Patterson-UTI Energy, Inc	3,847
14,219		Penn Virginia Corp	1,010
3,037	v*	PetroCorp (Escrow)	-	^
37,870	*	PetroHawk Energy Corp	519
12,730	*	Petroleum Development Corp	578
28,296	*	Petroquest Energy, Inc	286
19,486	*	Pioneer Drilling Co	320
92,526		Pioneer Natural Resources Co	4,094
54,017	*	Plains Exploration & Production Co	2,087
43,929		Pogo Producing Co	2,208
112,760	*	Pride International, Inc	3,516
38,715	e*	Quicksilver Resources, Inc	1,497
91,018		Range Resources Corp	2,486
17,796	*	Remington Oil & Gas Corp	769
30,400	*	Rosetta Resources, Inc	546
75,803		Rowan Cos, Inc	3,332
19,075		RPC, Inc	436
13,271	*	SEACOR Holdings, Inc	1,051
39,351		St. Mary Land & Exploration Co	1,607
18,090	*	Stone Energy Corp	798
53,385	*	Superior Energy Services	1,430
6,200	*	Superior Well Services, Inc	180

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,350	*	Swift Energy Co	$762
26,396	*	Tetra Technologies, Inc	1,242
33,487		Todco	1,320
13,427	e*	Toreador Resources Corp	418
16,701	e*	Tri-Valley Corp	133
7,100	*	Union Drilling, Inc	104
33,016	*	Unit Corp	1,841
24,948	*	Veritas DGC, Inc	1,132
8,839		W&T Offshore, Inc	356
20,335	*	Warren Resources, Inc	303
20,558	*	W-H Energy Services, Inc	915
25,320	*	Whiting Petroleum Corp	1,038
254,947		XTO Energy, Inc	11,108
		TOTAL OIL AND GAS EXTRACTION	259,780

PAPER AND ALLIED PRODUCTS - 0.51%
76,541		Bemis Co	2,417
38,686		Bowater, Inc	1,144
21,735	*	Buckeye Technologies, Inc	197
18,440	*	Caraustar Industries, Inc	190
12,643		Chesapeake Corp	175
3,924		CSS Industries, Inc	128
30,362		Glatfelter	557
43,223	*	Graphic Packaging Corp	89
10,559		Greif, Inc (Class A)	722
350,880		International Paper Co	12,130
341,706		Kimberly-Clark Corp	19,751
34,400		Longview Fibre Co	889
129,492		MeadWestvaco Corp	3,536
20,151	e*	Mercer International, Inc	188
10,278		Neenah Paper, Inc	337
43,757		Packaging Corp of America	982
1		Packaging Dynamics Corp	-	^
27,555	*	Playtex Products, Inc	289
19,151		Rock-Tenn Co (Class A)	287
9,960		Schweitzer-Mauduit International, Inc	239
182,775	e*	Smurfit-Stone Container Corp	2,480
71,238		Sonoco Products Co	2,413
78,891		Temple-Inland, Inc	3,515
29,954		Wausau Paper Corp	424
		TOTAL PAPER AND ALLIED PRODUCTS	53,079

PERSONAL SERVICES - 0.12%
27,927	*	Alderwoods Group, Inc	500
5,708		Angelica Corp	117
15,088		G & K Services, Inc (Class A)	642
234,860		H&R Block, Inc	5,085
25,900		Jackson Hewitt Tax Service, Inc	818
33,311		Regis Corp	1,148
219,055		Service Corp International	1,709
80,810		Stewart Enterprises, Inc (Class A)	461
18,710	e*	TRM Corp	126
28,130		Weight Watchers International, Inc	1,446
		TOTAL PERSONAL SERVICES	12,052

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
PETROLEUM AND COAL PRODUCTS - 5.32%
7,500		Alon USA Energy, Inc	$185
55,033		Amerada Hess Corp	7,837
44,740		Ashland, Inc	3,180
1,620,014		Chevron Corp	93,912
991,536		ConocoPhillips	62,615
13,996		ElkCorp	472
169,035	e	EOG Resources, Inc	12,171
4,541,389		Exxon Mobil Corp	276,389
38,611		Frontier Oil Corp	2,292
10,087	*	Giant Industries, Inc	701
29,562	e*	Headwaters, Inc	1,176
15,005		Holly Corp	1,112
259,088		Marathon Oil Corp	19,735
116,672		Murphy Oil Corp	5,813
299,071		Occidental Petroleum Corp	27,709
97,720		Sunoco, Inc	7,580
48,442		Tesoro Corp	3,311
422,622		Valero Energy Corp	25,264
14,100		Western Refining, Inc	305
		TOTAL PETROLEUM AND COAL PRODUCTS	551,759

PIPELINES, EXCEPT NATURAL GAS - 0.00% **
39,269	*	Transmontaigne, Inc	385
		TOTAL PIPELINES, EXCEPT NATURAL GAS	385

PRIMARY METAL INDUSTRIES - 0.99%
86,030	*	AK Steel Holding Corp	1,290
622,206		Alcoa, Inc	19,015
21,938	*	Aleris International, Inc	1,055
68,693		Allegheny Technologies, Inc	4,203
113,149	*	Andrew Corp	1,389
32,575		Belden CDT, Inc	887
12,468	*	Brush Engineered Materials, Inc	246
17,447		Carpenter Technology Corp	1,649
16,537	*	Century Aluminum Co	702
15,641	*	Chaparral Steel Co	1,015
37,612	*	CommScope, Inc	1,074
1,086,493	*	Corning, Inc	29,238
6,558	e	Dynamic Materials Corp	234
12,102	*	Encore Wire Corp	410
29,558	*	General Cable Corp	896
20,138		Gibraltar Industries, Inc	593
44,303		Hubbell, Inc (Class B)	2,271
21,646	*	Lone Star Technologies, Inc	1,199
21,924		Matthews International Corp (Class A)	839
29,622	e*	Maverick Tube Corp	1,570
25,216		Mueller Industries, Inc	900
16,177	*	NS Group, Inc	745
114,176		Nucor Corp	11,964
20,315	*	OM Group, Inc	467
25,709	*	Oregon Steel Mills, Inc	1,316
94,204		Precision Castparts Corp	5,596
17,026		Quanex Corp	1,134
7,497		Roanoke Electric Steel Corp	242
28,237	e	Steel Dynamics, Inc	1,602
10,403		Steel Technologies, Inc	253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,670	*	Superior Essex, Inc	$297
15,641		Texas Industries, Inc	946
11,898		Titan International, Inc	205
17,728	e*	Titanium Metals Corp	861
80,814	e	United States Steel Corp	4,904
6,089	*	Wheeling-Pittsburgh Corp	112
47,825		Worthington Industries, Inc	959
		TOTAL PRIMARY METAL INDUSTRIES	102,278

PRINTING AND PUBLISHING - 0.81%
27,779	*	ACCO Brands Corp	617
44,211	e	American Greetings Corp (Class A)	956
17,090		Banta Corp	888
65,821		Belo (A.H.) Corp Series A	1,309
22,675		Bowne & Co, Inc	378
507,784		CBS Corp	12,177
41,603	*	Cenveo, Inc	690
8,210	*	Consolidated Graphics, Inc	428
6,267		Courier Corp	278
36,696		Dow Jones & Co, Inc	1,442
48,868	*	Dun & Bradstreet Corp	3,747
17,307		Ennis, Inc	338
57,593		EW Scripps Co	2,575
175,464		Gannett Co, Inc	10,514
40,689		Hollinger International, Inc	341
19,320		John H Harland Co	759
34,409		John Wiley & Sons, Inc (Class A)	1,302
19,040		Journal Communications, Inc	236
32,392		Journal Register Co	395
49,489		Knight Ridder, Inc	3,128
33,495		Lee Enterprises, Inc	1,115
15,558	e*	Martha Stewart Living Omnimedia, Inc (Class A)	262
14,830	e	McClatchy Co (Class A)	724
268,176		McGraw-Hill Cos, Inc	15,452
16,350		Media General, Inc (Class A)	762
31,047		Meredith Corp	1,732
102,658	e	New York Times Co (Class A)	2,598
23,812	*	Paxar Corp	466
12,663	*	Playboy Enterprises, Inc (Class B)	180
99,645	*	Primedia, Inc	206
44,799	*	R.H. Donnelley Corp	2,609
151,942		R.R. Donnelley & Sons Co	4,972
68,509	e	Reader's Digest Association, Inc (Class A)	1,011
8,465		Schawk, Inc	220
22,666	*	Scholastic Corp	607
10,680		Standard Register Co	166
8,103		Thomas Nelson, Inc	237
24,314		Topps Co, Inc	213
166,613		Tribune Co	4,570
2,908	*	Triple Crown Media, Inc	17
4,007		Washington Post Co (Class B)	3,112
		TOTAL PRINTING AND PUBLISHING	83,729

RAILROAD TRANSPORTATION - 0.66%
267,269		Burlington Northern Santa Fe Corp	22,272
153,438		CSX Corp	9,176

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
22,211		Florida East Coast Industries	$1,197
24,037	*	Genesee & Wyoming, Inc (Class A)	737
56,802	*	Kansas City Southern Industries, Inc	1,403
289,255		Norfolk Southern Corp	15,640
26,768	*	RailAmerica, Inc	285
186,610		Union Pacific Corp	17,420
		TOTAL RAILROAD TRANSPORTATION	68,130

REAL ESTATE - 0.12%
15,345	*	Bluegreen Corp	203
35,733	*	CB Richard Ellis Group, Inc	2,884
4,977		Consolidated-Tomoka Land Co	309
47,042		Forest City Enterprises, Inc (Class A)	2,218
23,573		Jones Lang LaSalle, Inc	1,804
13,102		Levitt Corp (Class A)	289
10,949		Resource America, Inc (Class A)	218
53,649		St. Joe Co	3,371
12,190	*	Sunterra Corp	174
11,598	e	Tarragon Corp	231
5,934	*	Tejon Ranch Co	290
25,105	*	Trammell Crow Co	895
5,023	e*	ZipRealty, Inc	44
		TOTAL REAL ESTATE	12,930

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
25,885		Aptargroup, Inc	1,430
48,400		Cooper Tire & Rubber Co	694
8,856	e*	Deckers Outdoor Corp	359
86,737	*	Entegris, Inc	923
111,661	e*	Goodyear Tire & Rubber Co	1,617
53,208	*	Jacuzzi Brands, Inc	523
48,099	e*	Jarden Corp	1,580
18,114		Myers Industries, Inc	290
10,032		Raven Industries, Inc	392
59,534		Sealed Air Corp	3,445
25,932		Spartech Corp	622
19,782		Tredegar Corp	315
40,623		Tupperware Corp	837
21,720		West Pharmaceutical Services, Inc	754
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	13,781

SECURITY AND COMMODITY BROKERS - 2.87%
54,121		A.G. Edwards. Inc	2,698
24,146	e*	Affiliated Managers Group, Inc	2,574
154,327		Ameriprise Financial, Inc	6,954
9,603	e*	Bankrate, Inc	418
84,969		Bear Stearns Cos, Inc	11,785
86,266	*	BISYS Group, Inc	1,163
3,966	e	BKF Capital Group, Inc	52
14,204		BlackRock, Inc	1,989
16,951		Calamos Asset Management, Inc (Class A)	634
2,800	e*	Cbot Holdings, Inc	334
752,134		Charles Schwab Corp	12,944
24,808	e	Chicago Mercantile Exchange Holdings, Inc	11,102
5,993		Cohen & Steers, Inc	147
296,510	*	E*Trade Financial Corp	8,000

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
94,555		Eaton Vance Corp	$2,589
58,727		Federated Investors, Inc (Class B)	2,293
115,504		Franklin Resources, Inc	10,885
6,584		GAMCO Investors, Inc	263
4,027	*	GFI Group, Inc	209
279,738		Goldman Sachs Group, Inc	43,908
8,211		Greenhill & Co, Inc	543
25,164		Interactive Data Corp	591
14,500	*	IntercontinentalExchange, Inc	1,001
7,776		International Securities Exchange, Inc	324
29,004	*	Investment Technology Group, Inc	1,444
161,131		Janus Capital Group, Inc	3,733
35,617		Jefferies Group, Inc	2,084
75,614	*	Knight Capital Group, Inc	1,053
38,204	e*	LaBranche & Co, Inc	604
88,904		Legg Mason, Inc	11,142
197,434		Lehman Brothers Holdings, Inc	28,535
15,523	e*	MarketAxess Holdings, Inc	187
670,359		Merrill Lynch & Co, Inc	52,797
781,304		Morgan Stanley	49,081
36,263	e*	Nasdaq Stock Market, Inc	1,452
37,415		Nuveen Investments, Inc	1,802
14,505		optionsXpress Holdings, Inc	422
14,076	*	Piper Jaffray Cos	774
68,614		Raymond James Financial, Inc	2,028
8,937		Sanders Morris Harris Group, Inc	143
44,676		SEI Investments Co	1,811
7,776	*	Stifel Financial Corp	340
9,972		SWS Group, Inc	261
92,862		T Rowe Price Group, Inc	7,263
255,378		TD Ameritrade Holding Corp	5,330
12,167	*	TradeStation Group, Inc	168
800		Value Line, Inc	30
53,316		Waddell & Reed Financial, Inc (Class A)	1,232
		TOTAL SECURITY AND COMMODITY BROKERS	297,116

SOCIAL SERVICES - 0.03%
22,429	*	American Retirement Corp	575
20,451	*	Bright Horizons Family Solutions, Inc	792
6,310	*	Providence Service Corp	205
13,704	*	Res-Care, Inc	252
24,284	e*	Sunrise Senior Living, Inc	946
		TOTAL SOCIAL SERVICES	2,770

SPECIAL TRADE CONTRACTORS - 0.04%
18,820		Chemed Corp	1,117
25,526		Comfort Systems USA, Inc	344
24,622	*	EMCOR Group, Inc	1,223
6,171		Noble International Ltd	104
9,700	*	Pike Electric Corp	204
88,378	e*	Quanta Services, Inc	1,416
		TOTAL SPECIAL TRADE CONTRACTORS	4,408

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
6,162		Ameron International Corp	451
18,958		Apogee Enterprises, Inc	320

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,182	*	Ceradyne, Inc	$957
15,306	e	Charles & Colvard Ltd	166
37,932	e	Eagle Materials, Inc	2,419
32,146		Florida Rock Industries, Inc	1,807
24,757		Lafarge North America, Inc	2,080
13,551		Libbey, Inc	96
108,535	*	Owens-Illinois, Inc	1,885
27,614	b,e*	USG Corp	2,622
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	12,803

TEXTILE MILL PRODUCTS - 0.00% **
7,482	*	Dixie Group, Inc	112
		TOTAL TEXTILE MILL PRODUCTS	112

TOBACCO PRODUCTS - 0.14%
48,767		Loews Corp (Carolina Group)	2,305
61,362		Reynolds American, Inc	6,474
24,116	e*	Star Scientific, Inc	76
18,667		Universal Corp (Virginia)	686
119,037		UST, Inc	4,952
23,518	e	Vector Group Ltd	448
		TOTAL TOBACCO PRODUCTS	14,941

TRANSPORTATION BY AIR - 0.44%
39,511	*	ABX Air, Inc	269
65,497	e*	Airtran Holdings, Inc	1,186
23,878	e*	Alaska Air Group, Inc	846
126,943	*	AMR Corp	3,434
18,390	e*	Bristow Group, Inc	568
59,764	*	Continental Airlines, Inc (Class B)	1,608
30,417	*	ExpressJet Holdings, Inc	226
214,333		FedEx Corp	24,207
29,374	*	Frontier Airlines, Inc	226
103,787	e*	JetBlue Airways Corp	1,113
7,997	*	MAIR Holdings, Inc	37
29,055	*	Mesa Air Group, Inc	332
12,573	e*	Pinnacle Airlines Corp	84
14,320	*	Republic Airways Holdings, Inc	212
39,432		Skywest, Inc	1,154
561,886		Southwest Airlines Co	10,108
808	v*	Timco Aviation Services, Inc Wts	-	^
23,563	*	World Air Holdings, Inc	231
		TOTAL TRANSPORTATION BY AIR	45,841

TRANSPORTATION EQUIPMENT - 2.55%
7,897	*	Accuride Corp	91
14,702	*	Aftermarket Technology Corp	332
30,109		American Axle & Manufacturing Holdings, Inc	516
9,760		Arctic Cat, Inc	235
24,490	e*	Armor Holdings, Inc	1,427
53,089		ArvinMeritor, Inc	792
61,438		Autoliv, Inc	3,476
588,915		Boeing Co	45,894
39,742		BorgWarner, Inc	2,386
67,593		Brunswick Corp	2,627
9,152		Coachmen Industries, Inc	104

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,394		Curtiss-Wright Corp	$1,085
6,245	*	Dril-Quip, Inc	442
31,335		Federal Signal Corp	580
41,202	*	Fleetwood Enterprises, Inc	460
1,260,161		Ford Motor Co	10,031
5,554		Freightcar America, Inc	353
42,477	e*	GenCorp, Inc	873
284,646		General Dynamics Corp	18,212
329,500	e	General Motors Corp	7,008
107,472		Gentex Corp	1,876
85,978		Goodrich Corp	3,749
5,737		Greenbrier Cos, Inc	230
203,695		Harley-Davidson, Inc	10,568
29,665		Harsco Corp	2,451
24,452	*	Hayes Lemmerz International, Inc	67
23,435	*	HealthTronics, Inc	194
14,627	e	Heico Corp	463
131,644		ITT Industries, Inc	7,401
14,200	*	K&F Industries Holdings, Inc	236
263,482		Lockheed Martin Corp	19,795
8,407		Marine Products Corp	92
32,342		Martin Marietta Materials, Inc	3,462
26,742		Modine Manufacturing Co	789
21,622		Monaco Coach Corp	290
45,740	*	Navistar International Corp	1,261
255,080		Northrop Grumman Corp	17,419
40,694	*	Orbital Sciences Corp	644
52,050		Oshkosh Truck Corp	3,240
122,904		Paccar, Inc	8,662
107,399	*	Pactiv Corp	2,636
30,668	e	Polaris Industries, Inc	1,673
42,142	e*	Quantum Fuel Systems Technologies Worldwide, Inc	151
6,542	*	R&B, Inc	67
320,716		Raytheon Co	14,702
126,362		Rockwell Collins, Inc	7,120
4,141	*	Sequa Corp (Class A)	405
2,112	*	Strattec Security Corp	79
17,715	e	Superior Industries International, Inc	343
32,438	*	Tenneco, Inc	704
84,326		Textron, Inc	7,875
23,700		Thor Industries, Inc	1,265
30,718		Trinity Industries, Inc	1,671
12,081	*	Triumph Group, Inc	535
29,638	*	TRW Automotive Holdings Corp	691
727,335		United Technologies Corp	42,164
101,976	*	Visteon Corp	469
22,100		Wabash National Corp	436
34,522		Westinghouse Air Brake Technologies Corp	1,125
22,926	e	Winnebago Industries, Inc	696
		TOTAL TRANSPORTATION EQUIPMENT	264,620

TRANSPORTATION SERVICES - 0.26%
12,886		Ambassadors Group, Inc	327
40,820		Brink's Co	2,072
122,150		CH Robinson Worldwide, Inc	5,996
24,887	*	EGL, Inc	1,120

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
126,877	*	Expedia, Inc	$2,572
76,281		Expeditors International Washington, Inc	6,590
22,919		Forward Air Corp	855
31,095		GATX Corp	1,284
13,350	*	HUB Group, Inc	608
126,781	*	IAC/InterActiveCorp	3,736
49,437	e	Lear Corp	877
25,488		Pacer International, Inc	833
		TOTAL TRANSPORTATION SERVICES	26,870

TRUCKING AND WAREHOUSING - 0.46%
17,410		Arkansas Best Corp	681
37,550		CNF, Inc	1,875
5,739	*	Covenant Transport, Inc (Class A)	84
8,003	*	Dynamex, Inc	155
10,314	*	Frozen Food Express Industries	108
35,092		Heartland Express, Inc	765
80,821	e	J.B. Hunt Transport Services, Inc	1,741
42,424		Knight Transportation, Inc	838
41,640		Landstar System, Inc	1,837
14,139	*	Marten Transport Ltd	256
19,477	*	Old Dominion Freight Line	525
4,234	*	P.A.M. Transportation Services, Inc	104
9,635	*	SCS Transportation, Inc	281
19,862	*	SIRVA, Inc	169
29,891	*	Swift Transportation Co, Inc	650
6,846	*	U.S. Xpress Enterprises, Inc (Class A)	133
439,319		United Parcel Service, Inc (Class B)	34,873
3,884	*	Universal Truckload Services, Inc	97
5,986	*	USA Truck, Inc	147
35,401		Werner Enterprises, Inc	650
40,766	e*	YRC Worldwide, Inc	1,552
		TOTAL TRUCKING AND WAREHOUSING	47,521

WATER TRANSPORTATION - 0.07%
30,756		Alexander & Baldwin, Inc	1,466
11,494	*	Gulfmark Offshore, Inc	320
6,300		Horizon Lines, Inc	82
15,742	*	Hornbeck Offshore Services, Inc	568
16,554	*	Kirby Corp	1,127
5,963		Maritrans, Inc	146
24,498	*	Odyssey Marine Exploration, Inc	90
20,862		Overseas Shipholding Group, Inc	1,000
42,894		Tidewater, Inc	2,369
		TOTAL WATER TRANSPORTATION	7,168

WHOLESALE TRADE-DURABLE GOODS - 0.59%
26,152	*	AAR Corp	745
61,384		Adesa, Inc	1,641
46,304	*	Advanced Medical Optics, Inc	2,160
23,674		Agilysys, Inc	357
20,596		Applied Industrial Technologies, Inc	919
82,479	*	Arrow Electronics, Inc	2,662
10,900	*	Audiovox Corp (Class A)	130
23,135	*	Aviall, Inc	881
100,293	*	Avnet, Inc	2,545

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,271	*	Beacon Roofing Supply, Inc	$458
19,801	*	Bell Microproducts, Inc	122
7,060		BlueLinx Holdings, Inc	113
30,953	*	Brightpoint, Inc	961
7,583	*	Cantel Medical Corp	124
7,176		Castle (A.M.) & Co	212
41,626		Commercial Metals Co	2,227
47,677	*	Copart, Inc	1,309
25,506	*	Digital River, Inc	1,112
12,681	*	Earle M Jorgensen Co	192
124,071		Genuine Parts Co	5,438
17,220	*	Global Imaging Systems, Inc	654
15,400		Handleman Co	148
61,629	*	Henry Schein, Inc	2,950
9,335	*	Huttig Building Products, Inc	87
82,188		IKON Office Solutions, Inc	1,171
88,576	*	Ingram Micro, Inc (Class A)	1,772
8,643	*	Interline Brands, Inc	218
17,547		Kaman Corp (Class A)	441
13,159	*	Keystone Automotive Industries, Inc	555
3,000		Lawson Products, Inc	123
24,510	*	LKQ Corp	510
15,052		Metal Management, Inc	476
34,122		MSC Industrial Direct Co (Class A)	1,843
701	*	MWI Veterinary Supply, Inc	23
20,159	e*	Navarre Corp	86
64,229	*	Newpark Resources, Inc	527
83,915		Omnicare, Inc	4,614
28,836		Owens & Minor, Inc	945
98,252	*	Patterson Cos, Inc	3,458
37,424		PEP Boys-Manny Moe & Jack	565
44,376	e*	PSS World Medical, Inc	856
20,987	e	Reliance Steel & Aluminum Co	1,971
19,445	e	Ryerson Tull, Inc	520
9,926	*	Scansource, Inc	600
16,399		Schnitzer Steel Industries, Inc (Class A)	703
36,075	e	SCP Pool Corp	1,692
20,650		Stewart & Stevenson Services, Inc	753
4,247	*	SYNNEX Corp	79
40,746	*	Tech Data Corp	1,504
10,545		Tecumseh Products Co (Class A)	259
54,621		W.W. Grainger, Inc	4,116
15,632		Watsco, Inc	1,111
22,138	*	WESCO International, Inc	1,506
		TOTAL WHOLESALE TRADE-DURABLE GOODS	61,144

WHOLESALE TRADE-NONDURABLE GOODS - 0.83%
44,938		Airgas, Inc	1,757
59,409		Alliance One International, Inc	289
23,336	e*	Allscripts Healthcare Solutions, Inc	427
50,851	*	Andrx Corp	1,207
39,296		Brown-Forman Corp (Class B)	3,025
305,392		Cardinal Health, Inc	22,758
14,261	e*	Central European Distribution Corp	548
4,326		EnergySouth, Inc	138
19,065	*	First Horizon Pharmaceutical Corp	481

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
212,548		McKesson Corp			$11,080
8,977		Nash Finch Co			268
132,587		Nike, Inc (Class B)			11,283
38,826		Nu Skin Enterprises, Inc (Class A)			681
7,344	*	Nuco2, Inc			233
24,523	e*	Performance Food Group Co			765
20,200	*	Prestige Brands Holdings, Inc			246
316,697		Safeway, Inc			7,955
17,687	*	School Specialty, Inc			610
22,616	*	Source Interlink Cos, Inc			258
14,127		Spartan Stores, Inc			180
95,937		Supervalu, Inc			2,957
451,031		Sysco Corp			14,455
4,522		The Andersons, Inc			354
22,748		UAP Holding Corp			489
30,443	e*	United Natural Foods, Inc			1,064
24,630	*	United Stationers, Inc			1,308
18,544	*	Ventiv Health, Inc			616
3,210		Weyco Group, Inc			72
18,913		World Fuel Services Corp			765
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			86,269

		TOTAL COMMON STOCKS			10,356,814
		(Cost $7,953,929)
PRINCIPAL

SHORT-TERM INVESTMENTS - 3.35%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 3.35%
$ 50,000,000		Federal Home Loan Bank (FHLB)	4.580	04/05/06	49,987
75,000,000	d	FHLB	4.600	04/06/06	74,971
100,000,000		FHLB	4.630	04/11/06	99,897
122,590,000		Federal Home Loan Mortgage Corp (FHLMC)	4.670	04/03/06	122,542
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			347,397

		TOTAL SHORT-TERM INVESTMENTS			347,397
		(Cost $347,356)
		TOTAL PORTFOLIO - 103.21%			10,704,211
		(Cost $8,301,285)
		OTHER ASSETS & LIABILITIES, NET - (3.21%)			(332,772)

		NET ASSETS - 100.00%			$10,371,439

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	Spon	Sponsored

	*	Non-income producing
	**	Percentage represents less than 0.01%
	^	Amount represents less than $1,000
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the Custodian to cover
		margin or other requirements on open futures contracts.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	GAIN (LOSS)
E-mini Russell 2000 Index	16	$1,234,880	June 2006	$3,324
E-mini S&P 500 Index	104	6,777,160	June 2006	(32,474)
		$8,012,040		$(29,150)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 98.35%

CORPORATE BONDS - 30.02%

AMUSEMENT AND RECREATION SERVICES - 0.07%
$ 2,000,000	e	Caesars Entertainment, Inc	7.875%	03/15/10	Ba1	$2,125
2,000,000		Caesars Entertainment, Inc	7.000	04/15/13	Baa3	2,084
		TOTAL AMUSEMENT AND RECREATION SERVICES				4,209

AUTO REPAIR, SERVICES AND PARKING - 0.05%
3,000,000		PHH Corp	7.125	03/01/13	Baa3	3,036
		TOTAL AUTO REPAIR, SERVICES AND PARKING				3,036

ASSET BACKED - 2.99%
494,587		AQ Finance NIM Trust Series 2004-RN2	5.018	04/25/09	Aaa	494
489,576	v	AQ Finance NIM Trust Series 2004-RN3	4.998	05/25/09	Aaa	490
294,964	v	Asset Backed Funding Corp NIM Trust Series 2005-WMC1 (Class N1)	5.900	07/26/35	N/R	295
8,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.626	03/11/39	N/R	7,982
10,000,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	9,743
1,100,000		Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,078
5,693,101		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	5,669
1,375,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	1,331
3,500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	3,465
1,750,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	1,720
2,300,000		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	2,226
10,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	9,826
5,804,410		CIT Group Home Equity Loan Trust Series 2002-1 (Class AF6)	6.200	02/25/30	Aaa	5,860
153,118		Countrywide Asset-Backed Certificates Series 2004-3N	5.018	05/25/09	Aaa	153
2,725,786		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	4.969	02/15/29	Aaa	2,728
8,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.609	02/15/39	N/R	7,982
6,872,438		Detroit Edison Securitization Funding LLC Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	6,920
6,372,000	v	GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	6,351
2,600,000	v	GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	2,586
8,695,685		Golden Securities Corp Series 2003-A (Class A1)	5.126	12/02/13	Aaa	8,692
5,000,000		GSAMP Trust Series 2004-WF (Class M1)	5.398	10/25/34	Aa2	5,034
8,078,000		Household Automotive Trust Series 2003-2 (Class A4)	3.020	12/17/10	Aaa	7,891
3,000,000		IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	4.958	03/25/36	Aaa	3,004
4,511,085		Peco Energy Transition Trust Series 1999-A (Class A6)	6.050	03/01/09	Aaa	4,534
10,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,142
6,884,128		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	6,929
12,000,000		Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)	5.438	11/25/34	Aa1	12,068
6,099,163		Residential Asset Securities Corp Series 2000-KS4 (Class AI6)	7.435	09/25/31	Aaa	6,077
1,451,241		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	1,463
5,014,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	5,005
2,500,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	2,489
250,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	249
9,862,000		Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	9,817
4,000,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C20 (Class AJ)	5.124	07/15/42	Aaa	3,861
9,366,071		Wachovia Loan Trust Series 2005-SD1 (Class A)	5.178	05/25/35	N/R	9,365
		TOTAL ASSET BACKED				173,519

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.25%
$ 8,000,000	e	Home Depot, Inc	5.400%	03/01/16	Aa3	$7,896
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A2	6,346
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				14,242

BUSINESS SERVICES - 0.11%
2,000,000		Advanstar Communications, Inc	10.750	08/15/10	B3	2,175
4,000,000		Cendant Corp	7.375	01/15/13	Baa1	4,383
		TOTAL BUSINESS SERVICES				6,558

CHEMICALS AND ALLIED PRODUCTS - 0.54%
10,000,000		Abbott Laboratories	5.625	07/01/06	A1	10,014
2,750,000		Genentech, Inc	5.250	07/15/35	A1	2,469
1,500,000		Gillette Co	4.125	08/30/07	Aa3	1,478
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,413
5,650,000		Lubrizol Corp	5.500	10/01/14	Baa3	5,481
5,000,000	e	Merck & Co, Inc	4.750	03/01/15	Aa3	4,677
3,000,000	e	Procter & Gamble Co	4.950	08/15/14	Aa3	2,901
2,000,000	e	Procter & Gamble Co	5.800	08/15/34	Aa3	1,991
		TOTAL CHEMICALS AND ALLIED PRODUCTS				31,424

COMMUNICATIONS - 2.33%
3,750,000		America Movil SA de CV	6.375	03/01/35	A3	3,525
9,500,000		AT&T, Inc	5.100	09/15/14	A2	9,028
2,000,000	e	AT&T, Inc	6.150	09/15/34	A2	1,901
11,521,001		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	12,958
2,500,000		Comcast Corp	5.900	03/15/16	Baa2	2,457
6,000,000	e	Comcast Corp	5.650	06/15/35	Baa2	5,228
2,750,000	e	Comcast Corp	6.500	11/15/35	Baa2	2,664
2,000,000		COX Communications, Inc	4.625	01/15/10	Baa3	1,919
5,250,000		COX Communications, Inc	4.625	06/01/13	Baa3	4,776
2,000,000	e	COX Communications, Inc	5.450	12/15/14	Baa3	1,894
2,500,000	g	COX Enterprises, Inc	4.375	05/01/08	Baa3	2,427
4,000,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	4,790
4,250,000		France Telecom SA	7.750	03/01/11	A3	4,643
1,750,000		Gray Television, Inc	9.250	12/15/11	Ba3	1,855
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,206
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa2	4,384
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa2	6,009
500,000	e	Rogers Cable, Inc	6.750	03/15/15	Ba2	510
2,500,000	e	Rogers Wireless, Inc	7.500	03/15/15	Ba2	2,681
2,750,000		Sprint Capital Corp	7.625	01/30/11	Baa2	2,972
10,000,000	e	Sprint Capital Corp	8.375	03/15/12	Baa2	11,295
4,000,000		Telecom Italia Capital S.A.	4.875	10/01/10	Baa2	3,855
7,500,000		Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	7,102
10,000,000		Verizon Communications, Inc	5.550	02/15/16	A3	9,651
4,250,000		Verizon Global Funding Corp	7.375	09/01/12	A3	4,592
2,250,000		Verizon Global Funding Corp	5.850	09/15/35	A3	2,018
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	5,945
5,000,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	5,001
6,000,000		Vodafone Group plc	5.500	06/15/11	A2	5,957
2,000,000		Vodafone Group plc	5.000	12/16/13	A2	1,895
		TOTAL COMMUNICATIONS				135,138

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
DEPOSITORY INSTITUTIONS - 3.43%
$ 4,000,000		Bank of America Corp	6.250%	04/15/12	Aa2	$4,158
8,750,000		Bank of America Corp	4.875	01/15/13	Aa2	8,441
6,500,000	e	Bank of America Corp	4.750	08/15/13	Aa3	6,183
7,000,000		Bank One Corp	5.900	11/15/11	A1	7,132
2,750,000	e	Bank One Corp	5.250	01/30/13	A1	2,691
7,000,000	e	Bank One NA	5.500	03/26/07	Aa2	7,016
5,000,000	e	Bank One NA	3.700	01/15/08	Aa2	4,866
4,000,000		BB&T Corp	6.500	08/01/11	A1	4,182
5,250,000	e,g	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	5,027
4,000,000	e	Capital One Bank	5.125	02/15/14	A3	3,847
4,500,000	e	Citigroup, Inc	5.125	02/14/11	Aa1	4,441
5,000,000	e	Citigroup, Inc	5.125	05/05/14	Aa1	4,852
20,165,000		Citigroup, Inc	5.000	09/15/14	Aa2	19,289
3,000,000		Citigroup, Inc	5.875	02/22/33	Aa2	2,910
3,000,000		Golden West Financial Corp	4.125	08/15/07	A1	2,955
3,500,000		Golden West Financial Corp	4.750	10/01/12	A1	3,345
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	A1	1,087
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	4,268
4,000,000		KeyBank NA	5.000	07/17/07	A1	3,986
2,000,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	1,967
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,493
4,000,000		MBNA America Bank NA	4.625	08/03/09	Aa1	3,913
5,000,000		Mellon Funding Corp	4.875	06/15/07	A1	4,975
5,000,000		PNC Funding Corp	5.750	08/01/06	A2	5,008
3,250,000	e	Popular North America, Inc	3.875	10/01/08	A3	3,124
4,250,000	e,g	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	4,017
2,500,000		Regions Financial Corp	6.375	05/15/12	A2	2,601
4,500,000		Suntrust Bank	7.250	09/15/06	Aa3	4,537
2,500,000	e	US Bancorp	4.500	07/29/10	Aa2	2,415
5,000,000		US Bank NA	6.300	02/04/14	Aa2	5,222
12,750,000		Wachovia Bank NA/Old	4.800	11/01/14	Aa3	11,968
5,000,000	e	Wachovia Capital Trust III	5.800	12/30/49	A2	4,912
4,500,000		Wachovia Corp	5.250	08/01/14	A1	4,360
4,500,000		Washington Mutual Bank/Henderson NV	5.125	01/15/15	A3	4,253
7,000,000		Washington Mutual Bank/Seattle WA	4.500	08/25/08	A2	6,867
3,000,000		Wells Fargo & Co	3.125	04/01/09	Aa1	2,822
8,000,000		Wells Fargo & Co	4.875	01/12/11	Aa1	7,823
5,000,000		Wells Fargo & Co	4.950	10/16/13	Aa2	4,810
7,500,000		Zions Bancorporation	5.500	11/16/15	Baa1	7,301
		TOTAL DEPOSITORY INSTITUTIONS				199,064

EATING AND DRINKING PLACES - 0.03%
2,000,000		Aramark Services, Inc	5.000	06/01/12	Baa3	1,899
		TOTAL EATING AND DRINKING PLACES				1,899

ELECTRIC, GAS, AND SANITARY SERVICES - 1.71%
2,000,000	e	AGL Capital Corp	6.000	10/01/34	Baa1	1,920
2,500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	2,376
3,500,000		Carolina Power & Light Co	5.125	09/15/13	A3	3,378
2,750,000	e	Carolina Power & Light Co	5.700	04/01/35	A3	2,583
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,725
4,750,000	e	Consolidated Edison Co of New York	5.375	12/15/15	A1	4,652
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	3,602
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	4,006

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,000,000		Duke Energy Corp	4.500%	04/01/10	A3	$1,932
9,000,000	e	FirstEnergy Corp	6.450	11/15/11	Baa3	9,314
3,400,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	3,275
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,373
4,000,000		KeySpan Corp	4.900	05/16/08	A3	3,957
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,897
3,000,000	e	National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,038
3,500,000	g,h	Nevada Power Co	6.650	04/01/36	Ba1	3,481
4,500,000		Northern Border Pipeline Co	6.250	05/01/07	A3	4,532
2,500,000		Northern States Power	5.250	07/15/35	A2	2,257
2,500,000		Ohio Edison Co	4.000	05/01/08	Baa2	2,427
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,458
6,000,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	5,647
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,256
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,483
2,750,000		Southern California Edison Co	6.000	01/15/34	A3	2,719
3,250,000		Southern California Edison Co	5.350	07/15/35	A3	2,926
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,238
2,000,000		Waste Management, Inc	7.750	05/15/32	Baa3	2,319
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa3	1,522
3,000,000		Wisconsin Electric Power	5.625	05/15/33	A1	2,868
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				99,161

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.36%
7,500,000	e	Cisco Systems, Inc	5.250	02/22/11	A1	7,435
2,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	2,458
4,000,000	e	Emerson Electric Co	4.500	05/01/13	A2	3,734
3,500,000		General Electric Co	5.000	02/01/13	Aaa	3,402
4,000,000		International Business Machines Corp	6.220	08/01/27	A1	4,132
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				21,161

FABRICATED METAL PRODUCTS - 0.17%
3,000,000		Crane Co	5.500	09/15/13	Baa2	2,892
3,500,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	3,423
3,750,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	3,537
		TOTAL FABRICATED METAL PRODUCTS				9,852

FOOD AND KINDRED PRODUCTS - 0.54%
3,000,000	e	Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	2,885
4,000,000		Bottling Group LLC	4.625	11/15/12	Aa3	3,807
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,742
2,750,000	e	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,566
3,500,000		Cia Brasileira de Bebidas	8.750	09/15/13	Baa3	4,018
5,000,000		Coors Brewing Co	6.375	05/15/12	Baa2	5,145
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,307
3,000,000		Kellogg Co	7.450	04/01/31	Baa1	3,502
4,000,000	e	Kraft Foods, Inc	6.500	11/01/31	A3	4,167
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,179
		TOTAL FOOD AND KINDRED PRODUCTS				31,318

FOOD STORES - 0.18%
2,000,000		Delhaize America, Inc	8.125	04/15/11	Ba1	2,159
3,500,000	e	Kroger Co	7.250	06/01/09	Baa2	3,639
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,605
2,325,000	e	Safeway, Inc	4.125	11/01/08	Baa2	2,241
		TOTAL FOOD STORES				10,644

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

FORESTRY - 0.05%
$ 2,665,000		Weyerhaeuser Co	5.950%	11/01/08	Baa2	$2,689
		TOTAL FORESTRY				2,689

FURNITURE AND FIXTURES - 0.08%
5,000,000		Masco Corp	4.800	06/15/15	Baa1	4,513
		TOTAL FURNITURE AND FIXTURES				4,513

GENERAL BUILDING CONTRACTORS - 0.22%
2,500,000	e	Centex Corp	5.450	08/15/12	Baa2	2,422
1,250,000	e	Centex Corp	5.250	06/15/15	Baa2	1,159
1,500,000	e	DR Horton, Inc	5.000	01/15/09	Baa3	1,467
3,000,000		DR Horton, Inc	9.750	09/15/10	Ba1	3,365
4,500,000	e	DR Horton, Inc	5.250	02/15/15	Baa3	4,104
		TOTAL GENERAL BUILDING CONTRACTORS				12,517

GENERAL MERCHANDISE STORES - 0.35%
7,000,000		Target Corp	4.000	06/15/13	A2	6,420
7,000,000	e	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	6,681
7,750,000	e	Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	7,342
		TOTAL GENERAL MERCHANDISE STORES				20,443

HEALTH SERVICES - 0.10%
5,650,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	5,518
		TOTAL HEALTH SERVICES				5,518

HOLDING AND OTHER INVESTMENT OFFICES - 0.67%
3,750,000	e	Archstone-Smith Trust	5.750	03/15/16	Baa1	3,716
5,000,000	e	Brookfield Asset Management, Inc	7.125	06/15/12	Baa3	5,286
5,000,000		Camden Property Trust	5.875	06/01/07	Baa2	5,031
4,000,000		Colonial Properties Trust	6.250	06/15/14	Baa3	4,050
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A2	1,910
3,350,000		Health Care REIT, Inc	6.200	06/01/16	Baa3	3,287
4,500,000		iStar Financial, Inc	5.150	03/01/12	Baa2	4,313
3,650,000		iStar Financial, Inc	5.700	03/01/14	Baa2	3,559
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,864
4,000,000	e	Simon Property Group LP	5.375	06/01/11	Baa1	3,927
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				38,943

HOTELS AND OTHER LODGING PLACES - 0.07%
2,000,000		Boyd Gaming Corp	8.750	04/15/12	B1	2,135
1,750,000	e	MGM Mirage	6.000	10/01/09	Ba2	1,724
		TOTAL HOTELS AND OTHER LODGING PLACES				3,859

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.24%
4,500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	4,253
8,250,000	e	Dover Corp	4.875	10/15/15	A2	7,811
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,592
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				13,656

INSTRUMENTS AND RELATED PRODUCTS - 0.16%
3,000,000	e	Johnson & Johnson	3.800	05/15/13	Aaa	2,749
5,000,000	e	Medtronic, Inc	4.750	09/15/15	A1	4,690

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 2,000,000		Thermo Electron Corp	5.000%	06/01/15	Baa1	$1,860
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				9,299

INSURANCE CARRIERS - 0.94%
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa2	5,189
4,250,000	e	Allstate Corp	5.000	08/15/14	A1	4,075
5,000,000	e	American International Group, Inc	5.050	10/01/15	Aa2	4,756
3,600,000		ING Groep NV	5.775	12/30/49	A2	3,494
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	4,400
3,750,000	e,g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	3,541
3,000,000		Metlife, Inc	5.375	12/15/12	A2	2,959
5,000,000	e	Metlife, Inc	5.000	06/15/15	A2	4,743
2,500,000	e	Metlife, Inc	5.700	06/15/35	A2	2,353
2,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	2,374
8,000,000	e	UnitedHealth Group, Inc	5.250	03/15/11	A2	7,933
2,250,000		UnitedHealth Group, Inc	5.800	03/15/36	A2	2,142
2,000,000		WellPoint, Inc	5.000	01/15/11	Baa1	1,955
5,000,000	e	WellPoint, Inc	5.250	01/15/16	Baa1	4,820
		TOTAL INSURANCE CARRIERS				54,734

METAL MINING - 0.20%
5,900,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	5,563
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	3,275
3,000,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	2,965
		TOTAL METAL MINING				11,803

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
3,250,000	g	Controladora Mabe SA CV	6.500	12/15/15	N/R	3,170
3,500,000		Tyco International Group SA	5.800	08/01/06	Baa3	3,504
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				6,674

MISCELLANEOUS RETAIL - 0.10%
2,500,000		CVS Corp	4.000	09/15/09	A3	2,386
3,500,000	e	CVS Corp	4.875	09/15/14	A3	3,285
		TOTAL MISCELLANEOUS RETAIL				5,671

MOTION PICTURES - 0.55%
2,500,000	e	Historic TW, Inc	6.625	05/15/29	Baa2	2,440
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,564
5,000,000	e	News America, Inc	6.200	12/15/34	Baa2	4,669
16,250,000	e	Time Warner, Inc	6.875	05/01/12	Baa2	17,029
3,000,000		Walt Disney Co	5.500	12/29/06	A3	3,006
		TOTAL MOTION PICTURES				31,708

NONDEPOSITORY INSTITUTIONS - 2.86%
3,500,000		American Honda Finance Corp	5.125	12/15/10	A1	3,449
3,000,000	e	Capital One Financial Corp	5.500	06/01/15	Baa1	2,911
5,750,000	h	CIT Group Funding Co of Canada	4.650	07/01/10	A2	5,551
5,000,000	e	CIT Group, Inc	4.125	11/03/09	A2	4,781
4,250,000		CIT Group, Inc	5.125	09/30/14	A2	4,053
1,750,000		Countrywide Home Loans, Inc	4.000	03/22/11	A3	1,624
2,000,000	e	Falconbridge Ltd	7.350	06/05/12	Baa3	2,121
9,000,000		Ford Motor Credit Co	5.700	01/15/10	Ba2	7,987
3,000,000		General Electric Capital Corp	4.125	03/04/08	Aaa	2,940
3,000,000	e	General Electric Capital Corp	3.250	06/15/09	Aaa	2,821
18,500,000	e	General Electric Capital Corp	5.000	11/15/11	Aaa	18,141
2,250,000		General Electric Capital Corp	4.375	11/21/11	Aaa	2,137

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 8,500,000		General Electric Capital Corp	5.875%	02/15/12	Aaa	$8,665
11,750,000		General Motors Acceptance Corp	5.625	05/15/09	Ba1	10,935
3,000,000		HSBC Capital Funding LP	4.610	12/30/49	A1	2,755
13,150,000		HSBC Finance Corp	4.125	11/16/09	Aa3	12,565
2,000,000	e	HSBC Finance Corp	4.750	04/15/10	Aa3	1,943
12,630,000	e	HSBC Finance Corp	6.375	11/27/12	Aa3	13,100
4,000,000		HSBC Finance Corp	5.250	04/15/15	Aa3	3,849
11,500,000		HSBC Finance Corp	5.500	01/19/16	Aa3	11,216
1,750,000	e	International Lease Finance Corp	5.450	03/24/11	A1	1,738
2,000,000		John Deere Capital Corp	4.500	08/25/08	A3	1,965
1,900,000		John Deere Capital Corp	7.000	03/15/12	A3	2,039
5,000,000		Kreditanstalt fuer Wiederaufbau	5.125	03/14/16	Aaa	4,959
4,000,000	e	MBNA America Bank NA	5.375	01/15/08	Aa1	4,005
4,000,000		MBNA Corp	6.125	03/01/13	Aa2	4,130
6,000,000		MBNA Corp	5.000	06/15/15	Aa2	5,742
5,000,000		Residential Capital Corp	6.125	11/21/08	Baa3	5,002
5,500,000	e	Residential Capital Corp	6.875	06/30/15	Baa3	5,737
4,000,000		SLM Corp	4.000	01/15/09	A2	3,855
3,500,000	e	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,320
		TOTAL NONDEPOSITORY INSTITUTIONS				166,036

OIL AND GAS EXTRACTION - 1.10%
2,000,000	e	Anadarko Finance Co	6.750	05/01/11	Baa1	2,104
3,000,000	h	Baker Hughes, Inc	6.875	01/15/29	A2	3,383
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A3	2,086
7,750,000	e	Burlington Resources Finance Co	7.200	08/15/31	A3	9,040
6,500,000	e	Chesapeake Energy Corp	6.500	08/15/17	Ba2	6,419
7,000,000		Conoco Funding Co	6.350	10/15/11	A1	7,296
2,500,000		Devon Energy Corp	2.750	08/01/06	Baa2	2,478
4,000,000	e,g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	4,191
2,500,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	2,418
4,000,000		Equitable Resources, Inc	5.150	11/15/12	A2	3,912
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,082
4,250,000	e	PC Financial Partnership	5.000	11/15/14	Baa2	4,026
3,750,000	e	Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	3,590
4,000,000	e	Petro-Canada	5.950	05/15/35	Baa2	3,833
3,000,000	e	Plains All American Pipeline LP/PAA Finance Corp	5.625	12/15/13	Baa3	2,949
2,000,000		XTO Energy, Inc	6.100	04/01/36	Baa3	1,956
		TOTAL OIL AND GAS EXTRACTION				63,763

OTHER MORTGAGE BACKED SECURITIES - 5.88%
10,000,000		Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,521
13,955,000		Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	N/R	13,500
1,630,000		Banc of America Commercial Mortgage, Inc Series 2005-5 (Class AJ)	5.159	10/10/45	Aaa	1,573
2,650,000		Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.182	09/10/47	Aaa	2,565
841,235		Bank of America Alternative Loan Trust Series 2004-8 (Class A1)	5.500	09/25/19	Aaa	831
10,000,000		Bear Stearns Commercial Mortgage Securities Series 2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	9,575
9,225,000		Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.458	12/11/40	N/R	9,126
30,000,000		Countrywide Alternative Loan Trust Series 2003-3T1 (Class A10)	5.500	05/25/33	N/R	29,634
16,000,000		Countrywide Alternative Loan Trust Series 2005-37T1 (Class A4)	5.500	09/25/35	Aaa	15,271
10,000,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	9,525
14,437,309		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	14,152
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-CP4 (Class A4)	6.180	12/15/35	N/R	14,436

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$ 31,801,234		CS First Boston Mortgage Securities Corp Series 2004-8 (Class 7A1)	6.000%	12/25/34	N/R	$31,638
20,334,953		CS First Boston Mortgage Securities Corp Series 2005-5 (Class 7A1)	6.000	07/25/35	Aaa	20,246
3,249,809		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	N/R	3,212
21,000,000		Ge Capital Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	20,506
18,000,000		Greenwich Capital Commercial Funding Corp Series 2004-GG1 (Class A7)	5.317	06/10/36	Aaa	17,686
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,178
6,400,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	6,214
4,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	N/R	3,816
17,281,485		MASTR Alternative Loans Trust Series 2004-8 (Class 5A1)	6.000	09/25/34	N/R	17,152
5,768,486		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.000	10/25/20	Aaa	5,614
5,400,000		Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	5,281
4,700,000		Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.621	02/12/39	N/R	4,674
12,000,000		Morgan Stanley Capital I Series 2006-HE1 (Class A2)	4.938	01/25/36	Aaa	12,000
8,000,000		Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	7,921
2,700,000		Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	2,615
10,000,000	v	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 (Class A3)	5.558	03/15/45	Aaa	9,962
16,366,634		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	N/R	15,559
11,644,282		Washington Mutual, Inc Series 2005-AR15 (Class A1A1)	5.078	11/25/45	Aaa	11,665
1,802,043		Wells Fargo Mortgage Backed Securities Trust Series 2005-5 (Class 1A1)	5.000	05/25/20	Aaa	1,744
		TOTAL OTHER MORTGAGE BACKED SECURITIES				341,392

PAPER AND ALLIED PRODUCTS - 0.09%
3,150,000	e	Bemis Co	4.875	04/01/12	Baa1	2,988
2,350,000		Kimberly-Clark Corp	5.625	02/15/12	Aa2	2,376
		TOTAL PAPER AND ALLIED PRODUCTS				5,364

PETROLEUM AND COAL PRODUCTS - 0.03%
2,000,000	e	ConocoPhillips	5.900	10/15/32	A1	2,002
		TOTAL PETROLEUM AND COAL PRODUCTS				2,002

PIPELINES, EXCEPT NATURAL GAS - 0.50%
3,000,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	2,935
3,500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	3,393
4,000,000	e	Enterprise Products Operating LP	5.600	10/15/14	Baa3	3,886
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	1,997
5,000,000	e	Kinder Morgan Finance Co ULC	5.700	01/05/16	Baa2	4,878
2,000,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	1,966
3,000,000	e	Plains All American Pipeline LP/PAA Finance Corp	4.750	08/15/09	Baa3	2,916
4,000,000		TransCanada Corp	5.850	03/15/36	A2	3,915
3,750,000	e	TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,418
		TOTAL PIPELINES, EXCEPT NATURAL GAS				29,304

PRIMARY METAL INDUSTRIES - 0.19%
4,000,000		Alcan, Inc	5.000	06/01/15	Baa1	3,774
1,750,000		Alcan, Inc	6.125	12/15/33	Baa1	1,709
4,250,000		Alcoa, Inc	6.500	06/01/11	A2	4,442
1,000,000	e	Corning, Inc	5.900	03/15/14	Baa3	987
		TOTAL PRIMARY METAL INDUSTRIES				10,912

PRINTING AND PUBLISHING - 0.11%
1,500,000		CBS Corp	7.700	07/30/10	Baa3	1,604
2,000,000		Cenveo Corp	9.625	03/15/12	B1	2,152
2,500,000	e	Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,486
		TOTAL PRINTING AND PUBLISHING				6,242

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
RAILROAD TRANSPORTATION - 0.30%
$ 3,750,000		Burlington Northern Santa Fe Corp	6.750%	07/15/11	Baa2	$3,954
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,274
956,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	911
1,044,000	e	Norfolk Southern Corp	7.250	02/15/31	Baa1	1,202
5,000,000		Union Pacific Corp	5.750	10/15/07	Baa2	5,027
3,000,000	e	Union Pacific Corp	6.500	04/15/12	Baa2	3,141
		TOTAL RAILROAD TRANSPORTATION				17,509

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
1,750,000		Sealed Air Corp	5.375	04/15/08	Baa3	1,739
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,739

SECURITY AND COMMODITY BROKERS - 1.40%
4,000,000	e	Bear Stearns Cos, Inc	5.700	11/15/14	A1	3,983
7,000,000		Credit Suisse First Boston USA, Inc	5.250	03/02/11	Aa3	6,921
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A2	2,905
2,750,000	e	Goldman Sachs Group LP	4.500	06/15/10	Aa3	2,651
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,884
3,750,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	3,678
4,900,000	e	Goldman Sachs Group, Inc	5.350	01/15/16	Aa3	4,736
5,000,000	e	Lehman Brothers Holdings, Inc	6.250	05/15/06	A1	5,006
9,000,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	9,467
9,000,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	8,828
3,750,000	e	Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	3,653
4,250,000	e	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	4,076
10,000,000	e	Morgan Stanley	3.625	04/01/08	Aa3	9,681
6,000,000	e	Morgan Stanley	4.000	01/15/10	Aa3	5,703
8,500,000		Morgan Stanley	5.300	03/01/13	Aa3	8,306
		TOTAL SECURITY AND COMMODITY BROKERS				81,478

STONE, CLAY AND GLASS PRODUCTS - 0.06%
3,250,000		CRH America, Inc	6.400	10/15/33	Baa1	3,334
		TOTAL STONE, CLAY AND GLASS PRODUCTS				3,334

TOBACCO PRODUCTS - 0.02%
1,250,000		RJ Reynolds Tobacco Holdings, Inc	6.500	06/01/07	Ba2	1,256
		TOTAL TOBACCO PRODUCTS				1,256

TRANSPORTATION BY AIR - 0.12%
5,000,000		Continental Airlines, Inc	6.563	02/15/12	Aaa	5,161
2,000,000		Southwest Airlines Co	5.496	11/01/06	Aa2	2,003
		TOTAL TRANSPORTATION BY AIR				7,164

TRANSPORTATION EQUIPMENT - 0.67%
7,500,000	e	DaimlerChrysler NA Holding Corp	5.875	03/15/11	A3	7,475
4,000,000	e	DaimlerChrysler NA Holding Corp	6.500	11/15/13	A3	4,061
3,500,000		DaimlerChrysler NA Holding Corp	8.500	01/18/31	A3	4,084
4,250,000		General Dynamics Corp	3.000	05/15/08	A2	4,052
3,500,000		Lockheed Martin Corp	8.500	12/01/29	Baa1	4,532
4,000,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	4,849
3,000,000		United Technologies Corp	4.875	11/01/06	A2	2,998
4,000,000		United Technologies Corp	4.875	05/01/15	A2	3,822
2,500,000		United Technologies Corp	7.500	09/15/29	A2	2,986
		TOTAL TRANSPORTATION EQUIPMENT				38,859

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
$ 4,000,000	e	Sysco Corp	5.375%	09/21/35	A1	$3,680
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				3,680

		TOTAL CORPORATE BONDS				1,743,286
		(Cost $1,777,554)

GOVERNMENT BONDS - 68.33%

AGENCY SECURITIES - 19.92%
9,866,711		Cal Dive International, Inc	4.930	02/01/27	N/R	9,331
13,000,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	12,322
17,000,000	e	Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	16,425
11,200,000		FFCB	3.375	07/15/08	Aaa	10,792
20,000,000		FFCB	3.875	01/12/09	Aaa	19,376
11,200,000		FFCB	4.125	04/15/09	Aaa	10,895
4,000,000		FFCB	4.700	08/10/15	Aaa	3,850
8,000,000		Federal Home Loan Bank (FHLB)	4.000	04/05/07	Aaa	7,910
5,000,000		FHLB	4.125	10/19/07	Aaa	4,929
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.100	04/10/07	Aaa	3,056
46,403,000	e	FHLMC	3.750	04/15/07	Aaa	45,754
5,000,000		FHLMC	4.625	06/01/07	Aaa	4,969
26,160,000		FHLMC	4.000	08/17/07	Aaa	25,774
28,555,000		FHLMC	3.550	11/15/07	Aaa	27,760
20,000,000		FHLMC	4.830	11/28/07	Aaa	19,995
4,518,000		FHLMC	3.500	02/13/08	Aaa	4,385
46,750,000	e	FHLMC	4.625	02/21/08	Aaa	46,366
6,705,000		FHLMC	3.500	04/28/08	Aaa	6,500
15,000,000		FHLMC	3.500	05/21/08	Aaa	14,528
7,000,000		FHLMC	3.600	05/22/08	Aaa	6,784
9,250,000	e	FHLMC	3.875	06/15/08	Aaa	9,018
45,500,000		FHLMC	4.625	09/15/08	Aaa	44,921
28,520,000	e	FHLMC	4.625	12/19/08	Aaa	28,186
118,400,000		FHLMC	7.000	03/15/10	Aaa	126,147
61,900,000	e	FHLMC	4.750	01/18/11	Aaa	60,833
36,399,000	e	FHLMC	5.875	03/21/11	Aa2	37,208
4,000,000		FHLMC	5.125	04/18/11	Aaa	3,995
14,000,000		FHLMC	6.000	06/15/11	AAA	14,520
30,000,000		FHLMC	6.375	08/01/11	Aa2	30,049
28,323,000		FHLMC	6.250	03/05/12	Aa2	28,480
30,000,000	e	FHLMC	5.000	07/15/14	Aaa	29,651
3,811,000		FHLMC	8.250	06/01/16	N/R	4,710
18,250,000		Federal National Mortgage Association (FNMA)	4.750	01/02/07	Aaa	18,188
3,426,000		FNMA	3.550	01/30/07	Aaa	3,380
7,814,000		FNMA	3.000	03/02/07	Aaa	7,666
61,000,000	e	FNMA	3.875	05/15/07	Aaa	60,170
17,000,000		FNMA	4.000	05/23/07	Aaa	16,784
5,000,000		FNMA	3.750	07/06/07	Aaa	4,914
8,280,000		FNMA	3.750	08/15/07	Aaa	8,132
5,000,000		FNMA	3.375	09/07/07	Aaa	4,882
39,070,000		FNMA	4.125	06/16/08	Aaa	38,248
40,000,000	h	FNMA	5.210	03/16/09	Aaa	39,850
12,000,000		FNMA	2.600	04/28/09	Aaa	11,980
1,350,000		FNMA	4.250	01/19/10	Aaa	1,306

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)
$120,700,000		FNMA	7.125%	06/15/10	Aaa	$129,593
15,000,000		FNMA	6.625	11/15/10	Aaa	15,889
18,000,000		FNMA	4.125	01/30/12	Aaa	16,970
28,600,000		FNMA	5.250	08/01/12	Aa2	28,319
4,250,000		FNMA	6.470	09/25/12	Aaa	4,534
7,839,878		FNMA	4.400	10/01/12	N/R	7,389
8,250,000		FNMA	6.210	08/06/38	Aaa	9,282
4,962,296		Freddie Mac Reference REMIC	5.500	12/15/18	N/R	4,921
5,250,000		Totem Ocean Trailer Express, Inc	4.514	12/18/19	N/R	4,987
		TOTAL AGENCY SECURITIES				1,156,803

FOREIGN GOVERNMENT BONDS - 3.17%
2,500,000	e	Brazilian Government International Bond	10.500	07/14/14	Ba3	3,113
5,500,000	e	Canada Government International Bond	6.750	08/28/06	Aaa	5,539
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	9,859
4,000,000		Chile Government International Bond	5.500	01/15/13	Baa1	4,003
3,500,000	e	China Development Bank	5.000	10/15/15	A2	3,321
2,000,000	e	Development Bank of Japan	4.250	06/09/15	Aaa	1,847
10,600,000		Eksportfinans A/S	4.750	12/15/08	Aaa	10,490
3,500,000	e	European Investment Bank	4.500	02/17/09	Aaa	3,448
2,750,000		European Investment Bank	4.000	03/03/10	Aaa	2,643
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,250
5,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	4,799
3,500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	3,363
3,000,000		International Finance Corp	3.750	06/30/09	Aaa	2,883
4,500,000	e	Italy Government International Bond	4.500	01/21/15	NR	4,242
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,538
5,000,000	e	Korea Development Bank	5.750	09/10/13	A3	5,037
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,053
6,152,000	e	Mexico Government International Bond	5.875	01/15/14	Baa1	6,124
10,500,000	e	Mexico Government International Bond	5.625	01/15/17	Baa1	10,188
8,000,000	e	Mexico Government International Bond	6.750	09/27/34	Baa1	8,272
5,000,000		Province of British Columbia Canada	4.625	10/03/06	Aa1	4,989
13,000,000	e	Province of British Columbia Canada	5.375	10/29/08	Aa1	13,084
5,000,000		Province of Manitoba Canada	4.250	11/20/06	Aa2	4,973
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	2,927
15,000,000		Province of Ontario	2.650	12/15/06	Aa2	14,749
5,000,000		Province of Ontario	5.500	10/01/08	Aa2	5,044
7,650,000	e	Province of Ontario	4.750	01/19/16	Aa2	7,352
11,500,000		Province of Quebec Canada	5.000	03/01/16	A1	11,139
6,000,000		Province of Quebec Canada	7.500	09/15/29	A1	7,457
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa2	2,317
2,750,000	e	Turkey Government International Bond	7.375	02/05/25	Ba3	2,850
4,500,000		Turkey Government International Bond	6.875	03/17/36	Ba3	4,343
		TOTAL FOREIGN GOVERNMENT BONDS				184,236

MORTGAGE BACKED SECURITIES - 31.39%
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/28		24,401
11,491,832		FHLMC	5.000	06/15/29		11,207
6,325,404		FHLMC	6.000	04/15/30		6,326
7,624,498		FHLMC	6.000	12/15/30		7,678
19,953,204	h	FHLMC	5.000	06/15/31		19,253
9,685,498		FHLMC	4.500	09/15/35		9,213
197,377		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		203
413,046		FGLMC	6.000	04/01/11		418

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 874,136		FGLMC	7.000%	07/01/13	$899
3,273,898		FGLMC	6.500	12/01/16	3,344
11,106,143		FGLMC	5.000	05/01/18	10,845
19,720,397	d	FGLMC	5.000	06/01/18	19,256
21,684,503		FGLMC	5.000	09/01/18	21,174
7,587,711		FGLMC	4.500	10/01/18	7,257
4,362,079		FGLMC	4.500	11/01/18	4,172
4,967,604		FGLMC	5.500	01/01/19	4,937
2,705,381		FGLMC	4.500	02/01/19	2,584
3,135,292		FGLMC	4.500	04/01/19	2,995
2,009,341		FGLMC	4.000	06/01/19	1,876
5,093,278		FGLMC	4.500	08/01/20	4,865
954,287		FGLMC	7.000	10/01/20	984
107,562		FGLMC	7.000	05/01/23	111
1,808,864		FGLMC	6.000	10/01/23	1,820
1,457,105		FGLMC	6.000	11/01/23	1,466
768,696		FGLMC	8.000	01/01/31	818
187,386		FGLMC	7.000	11/01/31	193
207,013		FGLMC	7.000	12/01/31	213
683,607		FGLMC	7.000	12/01/31	704
288,182		FGLMC	7.000	12/01/31	297
177,839		FGLMC	7.000	12/01/31	183
76,824		FGLMC	7.000	12/01/31	79
100,852		FGLMC	7.000	12/01/31	104
90,819		FGLMC	7.000	01/01/32	94
606,684		FGLMC	8.000	02/01/32	646
5,823,021		FGLMC	5.500	11/01/33	5,697
11,099,465		FGLMC	6.000	11/01/33	11,112
3,577,144		FGLMC	6.500	11/01/33	3,650
7,052,429		FGLMC	5.500	12/01/33	6,899
35,005,925	d	FGLMC	5.500	12/01/33	34,259
90,380,763		FGLMC	5.000	01/01/34	86,224
26,774,625		FGLMC	4.500	10/01/34	24,807
3,608,159		FGLMC	5.500	12/01/34	3,528
14,081,299		FGLMC	4.500	04/01/35	13,022
7,171,345		FGLMC	6.000	05/01/35	7,176
3,103,581		FGLMC	6.000	05/01/35	3,106
7,307,381		FGLMC	6.000	05/01/35	7,312
12,427,774		FGLMC	6.000	05/01/35	12,436
7,081,328		FGLMC	6.000	05/01/35	7,090
3,586,746		FGLMC	6.000	05/01/35	3,589
6,848,577		FGLMC	6.000	05/01/35	6,853
34,135,531		FGLMC	5.500	06/01/35	33,339
3,053,620		FGLMC	5.500	06/01/35	2,982
5,131,390		FGLMC	5.500	06/01/35	5,012
7,796,191		FGLMC	5.500	06/01/35	7,614
8,887,379		FGLMC	6.000	06/01/35	8,893
6,284,172		FGLMC	5.000	07/01/35	5,981
23,555,255		FGLMC	4.500	08/01/35	21,729
3,840,853		FGLMC	5.000	10/01/35	3,655
19,583,772	h	FGLMC	5.000	11/01/35	18,638
1,185,177		FGLMC	6.500	11/01/35	1,208
4,494,381		FGLMC	6.500	12/01/35	4,537
4,990,204	h	FGLMC	6.000	01/01/36	4,993
10,663,184		FGLMC	7.000	01/01/36	10,975

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 13,770,000		FGLMC	5.500%	03/01/36	$13,446
121,140		Federal National Mortgage Association (FNMA)	7.500	11/01/10	125
53,990		FNMA	8.000	06/01/11	57
10,832		FNMA	8.000	06/01/11	11
10,316		FNMA	8.000	06/01/11	11
7,735		FNMA	8.000	06/01/11	8
31,218		FNMA	8.000	07/01/11	33
672,195		FNMA	5.000	06/01/13	662
2,888,408		FNMA	4.440	07/01/13	2,725
4,587,418		FNMA	4.735	10/01/13	4,403
2,141,801		FNMA	4.774	02/01/14	2,060
5,735,053		FNMA	4.440	04/01/14	5,387
905,542		FNMA	7.500	02/01/15	948
2,194,456		FNMA	7.500	04/01/15	2,297
2,201,324		FNMA	7.500	04/01/15	2,305
46,355		FNMA	6.500	02/01/16	48
158,811		FNMA	6.500	03/01/16	163
83,804		FNMA	6.500	04/01/16	86
1,859,779		FNMA	6.500	10/01/16	1,904
1,149,686		FNMA	6.500	11/01/16	1,177
3,259,172		FNMA	6.000	12/01/17	3,305
4,193,147		FNMA	6.500	02/01/18	4,294
9,283,690		FNMA	5.500	03/01/18	9,234
38,369,546	d	FNMA	5.500	04/01/18	38,165
1,505,687		FNMA	5.500	04/01/18	1,498
2,105,057		FNMA	6.500	04/01/18	2,155
425,390		FNMA	5.500	05/01/18	423
23,916,317		FNMA	4.500	12/01/18	22,915
1,291,379		FNMA	6.000	01/01/19	1,301
204,287		FNMA	6.000	02/01/19	206
19,578,817		FNMA	5.000	04/01/19	19,105
5,720,112		FNMA	5.500	07/01/20	5,687
3,921,933		FNMA	5.500	01/01/21	3,899
118,000,000	h	FNMA	4.500	04/25/21	112,801
57,000,000	h	FNMA	5.500	04/25/21	56,644
320,748		FNMA	8.000	03/01/23	341
8,545,098		FNMA	5.000	12/01/23	8,225
2,610,125		FNMA	5.500	02/01/24	2,573
5,274,574		FNMA	5.500	07/01/24	5,196
762,044		FNMA	8.000	07/01/24	811
7,586,697		FNMA	5.500	08/01/24	7,473
161,145		FNMA	9.000	11/01/25	176
4,434,661		FNMA	6.500	06/01/32	4,534
812,485		FNMA	7.000	07/01/32	837
664,623		FNMA	7.000	07/01/32	685
6,780,796		FNMA	6.500	12/01/32	6,933
2,668,011		FNMA	5.000	02/01/33	2,547
12,000,000		FNMA	4.500	03/25/33	11,453
2,608,781		FNMA	5.500	06/01/33	2,552
13,821,597		FNMA	5.500	07/01/33	13,519
7,239,054		FNMA	4.500	08/01/33	6,709
7,674,326		FNMA	5.000	08/01/33	7,327
12,142,605		FNMA	4.500	10/01/33	11,254
3,428,317		FNMA	5.000	10/01/33	3,273
7,800,515		FNMA	5.000	10/01/33	7,447

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,567,620		FNMA	5.000%	10/01/33	$2,451
10,894,538		FNMA	5.000	11/01/33	10,401
9,590,772		FNMA	5.000	11/01/33	9,156
1,182,494		FNMA	5.000	11/01/33	1,129
20,837,833		FNMA	5.000	11/01/33	19,894
2,332,871		FNMA	6.500	11/01/33	2,383
12,082,591		FNMA	5.500	12/01/33	11,818
2,502,036	d	FNMA	5.500	12/01/33	2,447
5,986,028		FNMA	5.500	12/01/33	5,855
4,815,193		FNMA	5.500	12/01/33	4,710
1,926,884		FNMA	5.500	12/01/33	1,885
9,290,531		FNMA	5.500	01/01/34	9,087
4,510,257		FNMA	5.500	01/01/34	4,411
15,752,854		FNMA	5.500	02/01/34	15,407
8,794,892		FNMA	5.000	03/01/34	8,397
3,114,584		FNMA	5.000	03/01/34	2,974
3,608,837		FNMA	5.000	03/01/34	3,445
2,888,540		FNMA	5.000	03/01/34	2,758
10,613,645		FNMA	5.500	03/01/34	10,376
33,091,378	d	FNMA	4.350	03/25/34	31,645
22,983,255		FNMA	5.000	04/01/34	21,919
7,328,778		FNMA	5.500	09/01/34	7,164
4,795,116		FNMA	5.500	09/01/34	4,688
7,024,050		FNMA	5.500	09/01/34	6,866
2,951,500		FNMA	5.500	10/01/34	2,885
4,583,983		FNMA	5.500	10/01/34	4,481
24,144,009		FNMA	5.500	12/01/34	23,602
9,483,214		FNMA	5.500	01/01/35	9,270
6,183,522		FNMA	5.500	04/01/35	6,038
90,000,000	h	FNMA	6.000	04/01/35	89,972
24,191,788		FNMA	5.500	05/01/35	23,621
9,240,894		FNMA	6.000	05/01/35	9,244
1,556,066		FNMA	5.500	06/01/35	1,519
3,056,249		FNMA	5.500	06/01/35	2,984
3,314,572		FNMA	5.500	06/01/35	3,236
6,279,401		FNMA	5.500	06/01/35	6,131
2,351,914		FNMA	5.500	06/01/35	2,296
1,339,453		FNMA	7.500	06/01/35	1,399
2,854,129		FNMA	5.500	07/01/35	2,787
3,747,385		FNMA	6.000	07/01/35	3,749
17,562,499		FNMA	5.500	09/01/35	17,148
16,829,125		FNMA	5.000	10/01/35	16,026
46,132,518		FNMA	6.000	10/01/35	46,149
7,850,110	h	FNMA	6.500	02/01/36	8,010
6,743,409	h	FNMA	6.500	02/01/36	6,880
14,937,795	h	FNMA	6.500	02/01/36	15,241
15,378,983	h	FNMA	6.500	02/01/36	15,691
3,559,660	h	FNMA	6.500	02/01/36	3,632
5,803,098	h,v	FNMA	5.000	03/01/36	5,473
117,000,000	h	FNMA	5.000	04/25/36	111,369
108,000,000	h	FNMA	5.500	04/25/36	105,401
13,000,000	h	FNMA	6.500	05/25/36	13,244
14,084		Government National Mortgage Association (GNMA)	8.500	10/15/09	15
38,061		GNMA	8.500	12/15/09	40
62,690		GNMA	8.500	12/15/09	65

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 247,023		GNMA	9.000%	12/15/09	$257
45,786		GNMA	8.500	01/15/10	48
31,435		GNMA	8.500	01/15/10	33
33,463		GNMA	9.000	06/15/16	36
14,222		GNMA	9.000	09/15/16	15
6,258		GNMA	9.000	09/15/16	7
26,190		GNMA	9.000	09/15/16	28
26,580		GNMA	9.000	11/15/16	29
9,742		GNMA	9.000	12/15/16	10
13,366		GNMA	9.000	12/15/16	14
243,199		GNMA	9.500	12/15/16	266
14,711		GNMA	9.000	06/15/20	16
166,529		GNMA	8.000	06/15/24	178
204,621		GNMA	8.500	11/20/30	220
135,536		GNMA	8.500	12/20/30	145
4,196,544		GNMA	5.500	04/15/33	4,158
3,702,307		GNMA	5.500	11/20/33	3,657
14,138,053		GNMA	5.500	03/20/35	13,961
17,071,179		GNMA	6.000	08/20/35	17,219
8,235,068		GNMA	5.500	12/20/35	8,132
11,671,801		GNMA	6.000	12/20/35	11,773
45,000,000	h	GNMA	5.000	04/15/36	43,580
		TOTAL MORTGAGE BACKED SECURITIES			1,822,930

U.S. TREASURY SECURITIES - 13.85%
311,155,000	e	United States Treasury Bond	8.000	11/15/21	408,705
65,818,000	e	United States Treasury Bond	5.375	02/15/31	69,275
14,264,913	e,k	United States Treasury Inflation Indexed Note	3.375	01/15/07	14,419
17,830,538	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	18,666
4,400,000	e	United States Treasury Note	2.500	09/30/06	4,350
37,500,000	e	United States Treasury Note	3.750	03/31/07	37,090
27,050,000	e	United States Treasury Note	4.375	05/15/07	26,903
22,891,000	e	United States Treasury Note	4.000	09/30/07	22,609
2,450,000	e	United States Treasury Note	4.250	10/31/07	2,428
33,500,000	e	United States Treasury Note	4.250	11/30/07	33,178
11,690,000	e	United States Treasury Note	4.375	12/31/07	11,597
114,000,000	e	United States Treasury Note	4.375	01/31/08	113,052
1,850,000	e	United States Treasury Note	4.625	02/29/08	1,843
1,900,000		United States Treasury Note	4.375	11/15/08	1,878
1,700,000	e	United States Treasury Note	3.375	09/15/09	1,622
230,000	e	United States Treasury Note	4.250	01/15/11	224
23,300,000	e	United States Treasury Note	4.500	02/28/11	22,962
14,105,000	e	United States Treasury Note	4.500	02/15/16	13,717
		TOTAL U.S. TREASURY SECURITIES			804,518

		TOTAL GOVERNMENT BONDS			3,968,487
		(Cost $4,046,464)
		TOTAL BONDS			5,711,773
		(Cost $5,824,018)

TIAA-CREF MUTUAL FUNDS - 0.07%

424,448	a	TIAA-CREF High-Yield Bond Fund			3,867
					3,867

		TOTAL TIAA-CREF MUTUAL FUNDS			$3,867
		(Cost $3,625)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 31.83%

COMMERCIAL PAPER - 11.26%
$ 27,750,000	d	ABN Amro North America Finance, Inc	4.560%	04/06/06	$27,739
27,750,000	c,d	AT&T, Inc	4.670	04/10/06	27,724
27,750,000	c,d	BellSouth Corp	4.640	04/11/06	27,720
13,145,000	c,d	Cargill, Inc	4.800	04/03/06	13,145
10,000,000	c,d	CC (USA), Inc	4.610	04/10/06	9,990
27,750,000	d	Coca-Cola Bottling Co	4.520	04/05/06	27,742
15,500,000	c,d	Concentrate Manufacturing Co of Ireland	4.550	04/07/06	15,492
20,200,000	d	Florida Power & Light Co	4.640	04/13/06	20,173
27,750,000	d	General Electric Co	4.610	04/12/06	27,717
27,750,000	d	Goldman Sachs Group, Inc	4.760	04/10/06	27,724
27,750,000	c,d	Govco, Inc	4.660	04/13/06	27,713
27,750,000	c,d	Greyhawk Funding LLC	4.620	04/12/06	27,716
16,490,000	d	International Lease Finance Corp	4.580	04/04/06	16,488
16,400,000	c	Kitty Hawk Funding Corp	4.760	04/07/06	16,385
27,750,000	d	Merrill Lynch & Co, Inc	4.740	04/12/06	27,717
23,700,000	d	Paccar Financial Corp	4.450	04/12/06	23,672
18,600,000	c,d	Park Avenue Receivables Corp	4.680	04/17/06	18,565
27,750,000	c,d	Pfizer Investment Capital plc	4.590	04/10/06	27,724
27,750,000	c,d	Preferred Receivables Funding Corp	4.525	04/20/06	27,687
27,750,000	c,d	Procter & Gamble Co	4.590	04/17/06	27,699
10,000,000		Rabobank USA Finance Corp	4.840	04/03/06	9,996
12,970,000		Rabobank USA Finance Corp	4.760	04/06/06	12,965
27,750,000	c,d	Ranger Funding Co LLC	4.670	04/18/06	27,694
27,750,000	d	Toronto-Dominion Holdings USA, Inc	4.490	04/18/06	27,695
11,890,000	d	UBS Finance, (Delaware), Inc	4.580	04/10/06	11,879
10,000,000	c,d	Variable Funding Capital Corp	4.580	04/07/06	9,995
7,970,000	c,d	Variable Funding Capital Corp	4.550	04/12/06	7,960
27,750,000	c,d	Verizon Communications, Inc	4.800	04/11/06	27,719
27,750,000	c,d	Vodafone Group plc	4.600	04/18/06	27,695
23,942,000	c,d	Yorktown Capital, LLC	4.650	04/12/06	23,913
		TOTAL COMMERCIAL PAPER			654,043

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.88%
50,988,000		Federal Home Loan Mortgage Corp (FHLMC)	4.580	04/11/06	50,936
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			50,936

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.69%
1,142,929,000		Bank of New York Institutional Cash Reserves Fund	4.841	04/03/06	1,143,382
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,143,382

		TOTAL SHORT-TERM INVESTMENTS			1,848,361
		(Cost $1,848,216)

		TOTAL PORTFOLIO - 130.25%			7,564,001
		(Cost $7,675,859)
		OTHER ASSETS & LIABILITIES, NET - (30.25%)			(1,756,762)

		NET ASSETS - 100.00%			$5,807,239

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	LP Limited Partnership
N/R	Not rated by Moody's

a	Affiliated Holding
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2006, the value of these securities amounted to $47,262,616 or 0.81% of net assets.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service.

Cost amounts are in thousands.

For ease of presentation,we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2006 - MARCH 31, 2006

	Value at	Purchase		Realized	Dividend	Shares at	Value at
Issue	December 31, 2005	Cost	Proceeds	Gain/(Loss)	Income	March 31, 2006	March 31, 2006

TIAA-CREF High-Yield Bond Fund	$3,781,732	$68,416	$-	$-	$68,416	424,449	$3,866,730

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006
				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

BONDS - 39.30%

CORPORATE BONDS - 11.54%

AMUSEMENT AND RECREATION SERVICES - 0.02%
$ 2,000,000		International Speedway Corp	5.400%	04/15/14	Baa2	$1,943
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,943

ASSET BACKED - 0.92%
4,100,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.626	03/11/39	N/R	4,091
10,000,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	9,743
7,000,000		Chase Funding Loan Acquisition Trust Series 2004-OPT1 (Class M1)	5.388	06/25/34	Aa2	7,052
770,491		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-1 (Class 1A4)	5.742	09/25/28	Aaa	768
3,745,461		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	3,729
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A3)	4.209	09/25/26	Aaa	4,953
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	968
2,000,000		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	1,936
5,500,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	5,404
2,679,354		Countrywide Asset-Backed Certificates Series 2002-S2 (Class A5)	5.978	01/25/17	Aaa	2,670
153,117		Countrywide Asset-Backed Certificates Series 2004-3N	5.018	05/25/09	Aaa	153
2,477,987		Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	4.969	02/15/29	Aaa	2,480
4,500,000		Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.609	02/15/39	N/R	4,490
3,500,000	v	GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	3,489
2,282,000	v	GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	2,270
3,000,000		IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	4.958	03/25/36	Aaa	3,004
3,000,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	2,995
2,000,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	1,991
200,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	199
4,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	3,982
3,000,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C20 (Class AJ)	5.124	07/15/42	Aaa	2,896
4,856,481		Wachovia Loan Trust Series 2005-SD1 (Class A)	5.178	05/25/35	N/R	4,856
		TOTAL ASSET BACKED				74,119

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
7,500,000		Home Depot, Inc	5.400	03/01/16	Aa3	7,402
5,000,000		Lowe's Cos, Inc	8.250	06/01/10	A2	5,518
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				12,920

BUSINESS SERVICES - 0.06%
5,000,000		Certegy, Inc	4.750	09/15/08	Ba1	4,731
		TOTAL BUSINESS SERVICES				4,731

CHEMICALS AND ALLIED PRODUCTS - 0.35%
2,500,000		Ecolab, Inc	6.875	02/01/11	A2	2,634
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,694
5,000,000		Gillette Co	4.125	08/30/07	Aa3	4,925

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 1,500,000		Lubrizol Corp	4.625%	10/01/09	Baa3	$1,448
5,000,000		Praxair, Inc	3.950	06/01/13	A3	4,537
6,000,000		Procter & Gamble Co	5.800	08/15/34	Aa3	5,972
1,802,000		Rohm & Haas Co	7.400	07/15/09	A3	1,901
4,500,000		Valspar Corp	6.000	05/01/07	Baa2	4,518
		TOTAL CHEMICALS AND ALLIED PRODUCTS				28,629

COMMUNICATIONS - 0.89%
1,050,000		360 Communications Co	6.650	01/15/08	A2	1,072
4,650,000	g	ALLTEL Ohio LP	8.000	08/15/10	A2	5,060
1,184,000		AT&T Corp	9.050	11/15/11	A2	1,280
3,000,000		AT&T, Inc	5.100	09/15/14	A2	2,851
1,000,000	e	AT&T, Inc	6.150	09/15/34	A2	951
4,291,848		Bellsouth Telecommunications	6.300	12/15/15	A2	4,342
3,170,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	3,565
2,000,000		Comcast Corp	6.500	11/15/35	Baa2	1,938
5,000,000		COX Communications, Inc	4.625	01/15/10	Baa3	4,797
1,949,000		Hearst-Argyle Television, Inc	7.000	01/15/18	Baa3	1,972
2,500,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa2	2,740
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa2	1,897
5,000,000		New England Telephone & Tele	7.650	06/15/07	Baa1	5,105
1,500,000		Sprint Capital Corp	6.000	01/15/07	Baa2	1,507
8,500,000		Sprint Capital Corp	8.375	03/15/12	Baa2	9,601
3,500,000		Tele-Communications-TCI Group	9.800	02/01/12	Baa2	4,117
4,725,000		Telephone & Data Systems, Inc	7.000	08/01/06	Baa3	4,740
5,000,000		Verizon Communications, Inc	5.550	02/15/16	A3	4,825
1,500,000		Verizon Global Funding Corp	7.375	09/01/12	A3	1,621
1,500,000		Verizon Global Funding Corp	5.850	09/15/35	A3	1,345
6,500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	6,501
		TOTAL COMMUNICATIONS				71,827

DEPOSITORY INSTITUTIONS - 1.76%
6,000,000		AmSouth Bancorp	6.750	11/01/25	A3	6,487
3,000,000		Bank of Hawaii	6.875	03/01/09	A3	3,096
2,500,000		Capital One Bank	4.250	12/01/08	A3	2,430
1,530,000		Charter One Bank NA	6.375	05/15/12	Aa3	1,593
5,000,000		First Chicago Corp	6.375	01/30/09	A1	5,135
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa3	3,116
4,815,000		Frost National Bank	6.875	08/01/11	A3	5,088
2,500,000		Independence Community Bank Corp	4.900	09/23/10	Baa3	2,423
3,000,000		JPMorgan Chase & Co	7.875	06/15/10	A1	3,262
2,000,000		KeyBank NA	5.000	07/17/07	A1	1,993
5,000,000		M&I Marshall & Ilsley Bank	3.544	06/16/10	Aa3	5,002
5,000,000		Mellon Funding Corp	6.400	05/14/11	A2	5,204
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	4,696
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	N/R	1,261
3,000,000		National City Bank of Indiana	4.875	07/20/07	Aa3	2,983
3,500,000		Northern Trust Co	4.600	02/01/13	A1	3,313
3,000,000		PNC Bank NA	4.875	09/21/17	A2	2,781
1,000,000	h	PNC Institutional Capital Trust A	7.950	12/15/26	A3	1,052
5,000,000		Popular North America, Inc	3.875	10/01/08	A3	4,807
2,380,000		Regions Financial Corp	7.000	03/01/11	A2	2,531
2,401,000		Regions Financial Corp	7.750	09/15/24	A2	2,895
3,000,000		Sovereign Bank	4.000	02/01/08	Baa1	2,933
7,312,000		State Street Corp	7.650	06/15/10	A2	7,919
10,228,000		SunTrust Banks, Inc	6.000	02/15/26	A1	10,272
1,475,000		SunTrust Banks, Inc	6.000	01/15/28	N/R	1,496
1,768,000		Union Planters Bank NA	5.125	06/15/07	Aa3	1,764

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 3,560,000		UnionBanCal Corp	5.250%	12/16/13	A3	$3,439
5,000,000		US Bancorp	4.500	07/29/10	Aa2	4,829
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,158
3,000,000		US Bank NA	6.300	02/04/14	Aa2	3,133
3,250,000		Wachovia Capital Trust III	5.800	12/30/49	A2	3,193
3,000,000		Washington Mutual Bank/Henderson NV	5.650	08/15/14	A3	2,946
2,000,000		Webster Bank	5.875	01/15/13	Baa3	1,988
5,000,000		Wells Fargo & Co	4.875	01/12/11	Aa1	4,889
5,000,000		Wells Fargo & Co	4.860	10/28/15	Aa1	5,002
4,678,000		Wells Fargo Capital I	7.960	12/15/26	Aa2	4,927
1,000,000		Wells Fargo Financial, Inc	5.500	08/01/12	Aa1	999
5,000,000		World Savings Bank FSB	5.027	09/16/09	Aa3	5,005
5,000,000		Zions Bancorporation	5.500	11/16/15	Baa1	4,867
		TOTAL DEPOSITORY INSTITUTIONS				141,907

EATING AND DRINKING PLACES - 0.06%
5,000,000		McDonald's Corp	5.750	03/01/12	A2	5,039
		TOTAL EATING AND DRINKING PLACES				5,039

ELECTRIC, GAS, AND SANITARY SERVICES - 0.57%
4,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,841
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,784
5,000,000		Energen Corp	5.099	11/15/07	Baa2	5,006
5,000,000		Idaho Power Co	6.000	11/15/32	A3	5,036
5,000,000		KeySpan Corp	4.900	05/16/08	A3	4,946
5,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	4,872
4,000,000	g,h	Nevada Power Co	6.650	04/01/36	Ba1	3,978
1,000,000		Nisource Finance Corp	3.200	11/01/06	Baa3	988
2,185,000		Pedernales Electric Cooperative	6.202	11/15/32	N/R	2,256
5,000,000		UGI Utilities, Inc	7.250	11/01/17	A3	5,456
5,000,000		Washington Gas Light	5.440	08/11/25	A2	4,655
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				45,818

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.18%
2,500,000		Cisco Systems, Inc	5.250	02/22/11	A1	2,478
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,441
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,240
3,000,000		International Business Machines Corp	6.220	08/01/27	A1	3,099
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				14,258

FABRICATED METAL PRODUCTS - 0.04%
3,000,000		Illinois Tool Works, Inc	5.750	03/01/09	Aa3	3,026
		TOTAL FABRICATED METAL PRODUCTS				3,026

FOOD AND KINDRED PRODUCTS - 0.57%
5,000,000		Bottling Group LLC	4.625	11/15/12	Aa3	4,759
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	4,820
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,431
5,000,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	A2	6,234
5,000,000		General Mills, Inc	5.125	02/15/07	Baa2	4,992
2,500,000		Hershey Co	4.850	08/15/15	A1	2,382
4,000,000		HJ Heinz Finance Co	6.625	07/15/11	Baa1	4,105
5,000,000		Kellogg Co	6.600	04/01/11	Baa1	5,232
5,000,000		PepsiAmericas, Inc	4.875	01/15/15	Baa1	4,723

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 2,500,000		WM Wrigley Jr Co	4.650%	07/15/15	A1	$2,359
		TOTAL FOOD AND KINDRED PRODUCTS				46,037

FOOD STORES - 0.07%
5,000,000		Kroger Co	8.050	02/01/10	Baa2	5,387
		TOTAL FOOD STORES				5,387

FURNITURE AND FIXTURES - 0.05%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	3,794
		TOTAL FURNITURE AND FIXTURES				3,794

GENERAL BUILDING CONTRACTORS - 0.19%
2,000,000		Centex Corp	5.450	08/15/12	Baa2	1,937
1,000,000		Centex Corp	5.250	06/15/15	Baa2	927
3,000,000		Lennar Corp	5.125	10/01/10	Baa2	2,903
3,000,000		M/I Homes, Inc	6.875	04/01/12	Ba2	2,775
3,000,000	e	MDC Holdings, Inc	5.375	07/01/15	Baa3	2,700
2,140,000		Pulte Homes, Inc	7.875	08/01/11	Baa3	2,306
2,000,000		Ryland Group, Inc	5.375	05/15/12	Baa3	1,864
		TOTAL GENERAL BUILDING CONTRACTORS				15,412

GENERAL MERCHANDISE STORES - 0.01%
1,000,000		Target Corp	4.000	06/15/13	A2	917
		TOTAL GENERAL MERCHANDISE STORES				917

HEALTH SERVICES - 0.03%
2,500,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	2,442
		TOTAL HEALTH SERVICES				2,442

HOLDING AND OTHER INVESTMENT OFFICES - 0.31%
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,474
2,000,000		EOP Operating LP	5.875	01/15/13	Baa2	1,993
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A2	1,910
2,000,000		Health Care REIT, Inc	6.200	06/01/16	Baa3	1,963
2,500,000		HRPT Properties Trust	5.750	11/01/15	Baa2	2,445
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	4,929
2,500,000		Kimco Realty Corp	5.783	03/15/16	Baa1	2,487
2,500,000		Pan Pacific Retail Properties, Inc	5.250	09/01/15	Baa1	2,354
2,000,000		Simon Property Group LP	5.100	06/15/15	Baa1	1,887
2,275,000		Washington Real Estate Investment Trust	7.250	08/13/06	Baa1	2,286
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				24,728

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.34%
9,220,000		Cooper Cameron Corp	2.650	04/15/07	Baa1	8,916
281,000		Deere & Co	8.500	01/09/22	A3	359
4,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	3,895
10,000,000	g	Pall Corp	6.000	08/01/12	Baa2	10,023
1,255,000		Smith International, Inc	7.000	09/15/07	Baa1	1,282
2,775,000		Smith International, Inc	6.750	02/15/11	Baa1	2,911
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				27,386

INSTRUMENTS AND RELATED PRODUCTS - 0.29%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,267
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,763

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 5,000,000		Boston Scientific Corp	5.450%	06/15/14	Baa1	$4,816
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,283
3,000,000		Thermo Electron Corp	7.625	10/30/08	Baa1	3,143
2,000,000		Thermo Electron Corp	5.000	06/01/15	Baa1	1,860
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				23,132

INSURANCE CARRIERS - 0.87%
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A2	3,418
3,000,000		First American Corp	5.700	08/01/14	Baa2	2,914
2,500,000		Hartford Life Global Funding Trusts	5.060	03/15/11	Aa3	2,499
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A2	5,456
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,242
2,500,000		Jefferson-Pilot Corp	4.750	01/30/14	N/R	2,363
5,000,000		Jefferson-Pilot Life Funding Trust I	3.250	06/02/08	N/R	5,000
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa2	2,140
2,000,000		Markel Corp	6.800	02/15/13	Baa3	2,035
3,000,000		Markel Corp	7.350	08/15/34	Baa3	3,094
2,230,000	h	Nationwide Financial Services	6.250	11/15/11	A3	2,295
1,000,000	h	Nationwide Financial Services	5.900	07/01/12	A3	1,011
2,000,000	g	Nationwide Life Global Funding I	2.750	05/15/07	Aa3	1,936
5,000,000		Nationwide Life Global Funding I	5.350	03/15/11	Aa3	4,981
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aaa	4,846
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,166
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,324
2,500,000		Protective Life Secured Trust	4.850	08/16/10	Aa3	2,442
2,500,000		Protective Life Secured Trust	4.000	04/01/11	Aa3	2,336
1,500,000		Prudential Funding LLC	6.600	05/15/08	A1	1,536
3,000,000		UnitedHealth Group, Inc	5.250	03/15/11	A2	2,975
2,500,000		UnitedHealth Group, Inc	5.375	03/15/16	A2	2,444
1,500,000		UnitedHealth Group, Inc	5.800	03/15/36	A2	1,428
3,000,000		WellPoint, Inc	5.000	01/15/11	Baa1	2,933
		TOTAL INSURANCE CARRIERS				69,814

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
5,000,000		Harsco Corp	5.125	09/15/13	A3	4,861
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				4,861

MISCELLANEOUS RETAIL - 0.06%
4,734,792	g	CVS Corp	5.298	01/11/27	A3	4,474
		TOTAL MISCELLANEOUS RETAIL				4,474

MOTION PICTURES - 0.17%
6,000,000		Historic TW, Inc	6.625	05/15/29	Baa2	5,855
3,000,000		Time Warner, Inc	6.875	05/01/12	Baa2	3,144
5,000,000		Walt Disney Co	5.500	12/29/06	A3	5,011
		TOTAL MOTION PICTURES				14,010

NONDEPOSITORY INSTITUTIONS - 0.55%
5,000,000		American Express Credit Corp	4.979	10/04/10	Aa3	5,005
5,000,000		Capital One Financial Corp	5.500	06/01/15	Baa1	4,852
4,000,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	3,862
1,000,000		Countrywide Home Loans, Inc	4.000	03/22/11	A3	928
5,000,000		Genworth Global Funding Trusts	5.125	03/15/11	Aa3	4,940
2,000,000		John Deere Capital Corp	7.000	03/15/12	A3	2,146
2,750,000	e	Kreditanstalt fuer Wiederaufbau	5.125	03/14/16	Aaa	2,727
5,000,000		Residential Capital Corp	6.000	02/22/11	Baa3	4,965

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 5,000,000		SLM Corp	4.763%	07/27/09	A2	$4,997
5,000,000		SLM Corp	4.500	07/26/10	A2	4,803
5,000,000		SLM Corp	5.375	05/15/14	A2	4,869
		TOTAL NONDEPOSITORY INSTITUTIONS				44,094

OIL AND GAS EXTRACTION - 0.37%
5,000,000		Anadarko Finance Co	7.500	05/01/31	Baa1	5,812
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	3,456
5,700,000		ENSCO International, Inc	6.750	11/15/07	Baa1	5,815
5,000,000	g	Eog Resources Canada, Inc	4.750	03/15/14	A3	4,721
2,000,000		Equitable Resources, Inc	5.000	10/01/15	A2	1,902
3,900,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	3,838
2,000,000		Valero Logistics Operations Lp	6.050	03/15/13	Baa3	2,017
2,000,000		XTO Energy, Inc	6.100	04/01/36	Baa3	1,956
		TOTAL OIL AND GAS EXTRACTION				29,517

OTHER MORTGAGE BACKED SECURITIES - 1.70%
6,000,000		Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	N/R	5,912
10,000,000		Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	N/R	9,521
3,000,000		Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	N/R	2,902
8,370,000		Banc of America Commercial Mortgage, Inc Series 2005-5 (Class AJ)	5.159	10/10/45	Aaa	8,078
1,375,000		Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.182	09/10/47	Aaa	1,331
2,874,220		Bank of America Alternative Loan Trust Series 2004-8 (Class 3A1)	5.500	09/25/19	Aaa	2,840
4,500,000		Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.458	12/11/40	N/R	4,452
12,000,000		Countrywide Alternative Loan Trust Series 2005-37T1 (Class A4)	5.500	09/25/35	Aaa	11,453
2,500,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	2,381
4,812,436		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	4,717
1,272,049		CS First Boston Mortgage Securities Corp Series 2004-8 (Class 7A1)	6.000	12/25/34	N/R	1,266
8,026,955		CS First Boston Mortgage Securities Corp Series 2005-5 (Class 7A1)	6.000	07/25/35	Aaa	7,992
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	995
9,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	8,843
3,100,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	3,010
3,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	N/R	2,862
5,982,052		MASTR Alternative Loans Trust Series 2004-8 (Class 5A1)	6.000	09/25/34	N/R	5,937
915,632		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.000	10/25/20	Aaa	891
10,000,000		Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/12/35	N/R	9,775
2,675,000		Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	2,616
2,300,000		Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.621	02/12/39	N/R	2,287
5,000,000		Morgan Stanley Capital I Series 2006-HE1 (Class A2)	4.938	01/25/36	Aaa	5,000
4,000,000		Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	3,961
1,500,000		Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	1,453
6,608,487		Residential Funding Mortgage Security I Series 2004-S5 (Class 2A1)	4.500	05/25/19	N/R	6,346
2,700,000	v	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 (Class A3)	5.558	03/15/45	Aaa	2,690
3,881,427		Washington Mutual, Inc Series 2005-AR15 (Class A1A1)	5.078	11/25/45	Aaa	3,888
14,318,059		Wells Fargo Mortgage Backed Securities Trust Series 2003-16 (Class 2A1)	4.500	12/25/18	N/R	13,602
450,510		Wells Fargo Mortgage Backed Securities Trust Series 2005-5 (Class 1A1)	5.000	05/25/20	Aaa	436
		TOTAL OTHER MORTGAGE BACKED SECURITIES				137,437

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

PAPER AND ALLIED PRODUCTS - 0.11%
$ 5,000,000		Bemis Co	4.875%	04/01/12	Baa1	$4,743
2,500,000		Kimberly-Clark Corp	5.625	02/15/12	Aa2	2,528
2,000,000		Rock-Tenn Co	8.200	08/15/11	Ba3	1,985
		TOTAL PAPER AND ALLIED PRODUCTS				9,256

PETROLEUM AND COAL PRODUCTS - 0.08%
6,500,000		Sunoco, Inc	4.875	10/15/14	Baa2	6,115
		TOTAL PETROLEUM AND COAL PRODUCTS				6,115

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners Lp	7.300	08/15/33	Baa1	2,712
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,712

PRINTING AND PUBLISHING - 0.13%
5,000,000		Dow Jones & Co, Inc	3.875	02/15/08	Baa1	4,873
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,486
3,000,000		EW Scripps Co	4.300	06/30/10	A2	2,848
		TOTAL PRINTING AND PUBLISHING				10,207

RAILROAD TRANSPORTATION - 0.08%
1,900,000		CSX Transportation, Inc	7.820	04/01/11	N/R	2,083
185,000		Norfolk Southern Corp	7.800	05/15/27	Baa1	224
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,580
		TOTAL RAILROAD TRANSPORTATION				6,887

SECURITY AND COMMODITY BROKERS - 0.20%
3,000,000		Goldman Sachs Group Lp	4.500	06/15/10	Aa3	2,892
2,500,000		Goldman Sachs Group, Inc	4.750	07/15/13	N/R	2,355
5,775,000		Legg Mason, Inc	6.750	07/02/08	A3	5,941
5,000,000		Merrill Lynch & Co, Inc	4.790	08/04/10	Aa3	4,871
		TOTAL SECURITY AND COMMODITY BROKERS				16,059

TRANSPORTATION BY AIR - 0.12%
5,000,000		JetBlue Airways Corp	5.199	11/15/16	Aaa	4,908
1,700,000		Southwest Airlines Co	5.496	11/01/06	Aa2	1,703
3,000,000	e	Southwest Airlines Co	5.125	03/01/17	Baa1	2,771
		TOTAL TRANSPORTATION BY AIR				9,382

TRANSPORTATION EQUIPMENT - 0.07%
4,745,657	g	Southern Capital Corp	5.700	06/30/22	Aaa	4,681
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,050
		TOTAL TRANSPORTATION EQUIPMENT				5,731

TRANSPORTATION SERVICES - 0.02%
1,868,464		GATX Corp	5.697	01/02/25	Baa2	1,772
		TOTAL TRANSPORTATION SERVICES				1,772

WHOLESALE TRADE-DURABLE GOODS - 0.02%
2,000,000		Johnson & Johnson	4.950	05/15/33	Aaa	1,829
		TOTAL WHOLESALE TRADE-DURABLE GOODS				1,829

WHOLESALE TRADE-NONDURABLE GOODS - 0.03%
3,000,000		Sysco Corp	5.375	09/21/35	A1	2,760
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,760

		TOTAL CORPORATE BONDS				930,369
		(Cost $951,041)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

GOVERNMENT BONDS - 27.76%

AGENCY SECURITIES - 8.06%
$ 6,906,697		Cal Dive International, Inc	4.930%	02/01/27	N/R	$6,532
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,266
20,000,000		Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	19,376
20,000,000		FFCB	4.700	08/10/15	Aaa	19,251
4,900,000	e	FFCB	4.875	12/16/15	Aaa	4,782
5,340,000		FFCB	5.250	08/13/19	Aaa	5,262
2,500,000		Federal Home Loan Bank (FHLB)	3.625	02/16/07	Aaa	2,468
2,000,000		FHLB	4.000	07/30/18	Aaa	1,923
2,750,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	11/28/06	Aaa	2,704
4,035,000		FHLMC	3.750	04/15/07	Aaa	3,979
3,750,000		FHLMC	4.625	06/01/07	Aaa	3,727
2,950,000		FHLMC	4.000	08/17/07	Aaa	2,906
9,450,000		FHLMC	3.550	11/15/07	Aaa	9,187
20,000,000		FHLMC	4.830	11/28/07	Aaa	19,995
15,100,000	e	FHLMC	4.625	02/21/08	Aaa	14,976
9,250,000		FHLMC	3.500	04/01/08	Aaa	8,966
6,000,000		FHLMC	3.500	04/28/08	Aaa	5,816
13,000,000		FHLMC	3.500	05/21/08	Aaa	12,591
1,500,000		FHLMC	3.600	05/22/08	Aaa	1,454
3,500,000		FHLMC	2.650	05/30/08	Aaa	3,329
15,000,000		FHLMC	3.875	06/15/08	Aaa	14,624
19,000,000		FHLMC	4.625	09/15/08	Aaa	18,758
17,225,000		FHLMC	4.625	12/19/08	Aaa	17,023
3,000,000		FHLMC	4.875	02/17/09	Aaa	2,982
2,400,000		FHLMC	7.000	03/15/10	Aaa	2,557
28,600,000		FHLMC	4.750	01/18/11	Aaa	28,107
21,910,000		FHLMC	5.875	03/21/11	Aa2	22,397
3,000,000		FHLMC	5.125	04/18/11	Aaa	2,996
11,200,000		FHLMC	6.250	03/05/12	Aa2	11,262
9,300,000		FHLMC	8.250	06/01/16	N/R	11,495
28,242,000		Federal National Mortgage Association (FNMA)	4.750	01/02/07	Aaa	28,146
7,813,000		FNMA	3.000	03/02/07	Aaa	7,665
1,850,000		FNMA	3.375	05/15/07	Aaa	1,815
10,000,000		FNMA	3.875	05/15/07	Aaa	9,864
6,000,000		FNMA	4.125	06/16/08	Aaa	5,874
20,000,000	h	FNMA	5.210	03/16/09	Aaa	19,925
10,000,000		FNMA	2.600	04/28/09	Aaa	9,983
43,700,000		FNMA	7.125	06/15/10	Aaa	46,920
5,000,000		FNMA	6.625	11/15/10	Aaa	5,296
20,000,000		FNMA	6.000	05/15/11	Aaa	20,724
7,580,000		FNMA	4.125	01/30/12	Aaa	7,146
15,000,000		FNMA	5.250	08/01/12	Aa2	14,853
16,570,000		FNMA	5.240	08/07/18	Aaa	16,046
600,000		FNMA	4.000	02/25/19	N/R	532
5,150,000	j	Government Trust Certificate	0.000	05/15/06	N/R	5,121
517,792		New Valley Generation III	4.687	01/15/22	Aaa	505
5,061,662	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	5,230
5,063,381	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	5,231
1,586,685	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	1,639
2,231,261	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	2,305

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING +	(000)

$ 11,689,749	j	Overseas Private Investment Corp	0.000%	12/16/06	N/R	$12,078
23,053,496	j	Overseas Private Investment Corp	0.000	12/16/06	N/R	23,818
10,100,000	j	Overseas Private Investment Corp	0.000	09/15/08	N/R	10,852
7,252,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	6,873
8,888,073		Overseas Private Investment Corp	3.740	04/15/15	N/R	8,366
4,688,000		Private Export Funding Corp	6.490	07/15/07	Aaa	4,761
2,550,000		Private Export Funding Corp	5.685	05/15/12	Aaa	2,584
16,900,000		Private Export Funding Corp	4.974	08/15/13	Aaa	16,572
20,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	18,944
15,000,000		Private Export Funding Corp	4.950	11/15/15	Aaa	14,619
20,025,000		Tennessee Valley Authority	5.880	04/01/36	N/R	21,504
9,350,709	g	US Trade Funding Corp	4.260	11/15/14	N/R	9,016
		TOTAL AGENCY SECURITIES				650,498

FOREIGN GOVERNMENT BONDS - 1.02%
5,750,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	5,669
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,385
7,500,000		Eksportfinans A/S	4.750	12/15/08	Aaa	7,422
1,500,000		European Investment Bank	4.000	03/03/10	Aaa	1,442
2,000,000		European Investment Bank	4.875	02/15/36	Aaa	1,857
5,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	4,799
6,082,000		Hydro Quebec	8.400	01/15/22	A1	7,781
3,000,000	e	Italy Government International Bond	4.500	01/21/15	N/R	2,828
5,000,000		Japan Bank for International Cooperation/Japan	4.750	05/25/11	Aaa	4,865
5,000,000		Oesterreichische Kontrollbank AG.	4.875	02/16/16	Aaa	4,863
4,750,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	4,635
5,000,000	e	Province of Ontario	4.750	01/19/16	Aa2	4,805
7,500,000		Province of Quebec Canada	5.000	03/01/16	A1	7,264
5,000,000		Province of Quebec Canada	7.500	09/15/29	A1	6,214
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa2	11,584
5,000,000		Svensk Exportkredit AB	4.125	10/15/08	Aa1	4,877
		TOTAL FOREIGN GOVERNMENT BONDS				82,290

MORTGAGE BACKED SECURITIES - 13.21%
6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/29		5,851
3,326,794		FHLMC	6.000	04/15/30		3,327
4,025,876		FHLMC	6.000	12/15/30		4,054
9,000,000	h	FHLMC	5.000	06/15/31		8,684
5,811,299		FHLMC	4.500	09/15/35		5,528
283,244		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		287
852,634		FGLMC	6.500	12/01/16		871
1,260,423		FGLMC	6.000	12/01/17		1,276
3,454,668		FGLMC	5.000	06/01/18		3,373
7,219,917		FGLMC	4.500	10/01/18		6,906
9,626,185		FGLMC	4.500	11/01/18		9,207
8,728,957		FGLMC	4.500	11/01/18		8,349
10,892,656		FGLMC	4.500	01/01/19		10,405
4,788,941	d	FGLMC	5.500	01/01/19		4,760
4,128,436		FGLMC	5.000	02/01/19		4,027
795,240	d	FGLMC	7.000	10/01/20		820
43,050		FGLMC	7.000	05/01/23		44
456,917	d	FGLMC	8.000	01/01/31		486
8,914,619		FGLMC	6.000	06/01/33		8,925
8,174,827		FGLMC	5.500	09/01/33		7,997

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 6,456,448		FGLMC	5.500%	09/01/33	$6,316
1,672,869		FGLMC	6.000	11/01/33	1,675
2,101,554		FGLMC	6.500	11/01/33	2,144
17,910,008		FGLMC	5.500	12/01/33	17,528
18,076,153		FGLMC	5.000	01/01/34	17,245
3,791,028		FGLMC	6.500	08/01/34	3,865
2,752,622		FGLMC	5.500	12/01/34	2,692
18,775,065		FGLMC	4.500	04/01/35	17,362
2,989,380		FGLMC	6.000	05/01/35	2,991
2,388,711		FGLMC	6.000	05/01/35	2,390
3,533,156		FGLMC	6.000	05/01/35	3,535
1,676,412		FGLMC	6.000	05/01/35	1,678
1,491,317		FGLMC	6.000	05/01/35	1,492
1,402,792		FGLMC	6.000	05/01/35	1,404
3,566,820		FGLMC	5.500	06/01/35	3,484
5,103,129		FGLMC	6.000	08/01/35	5,106
3,010,585		FGLMC	4.500	09/01/35	2,777
8,669,042		FGLMC	4.500	09/01/35	7,997
7,162,906		FGLMC	4.500	09/01/35	6,607
15,022,088		FGLMC	5.000	09/01/35	14,297
3,360,746		FGLMC	5.000	10/01/35	3,198
3,916,754	h	FGLMC	5.000	11/01/35	3,728
1,112,606		FGLMC	4.500	12/01/35	1,026
9,980,407	h	FGLMC	6.000	01/01/36	9,987
4,574,402		FGLMC	7.000	01/01/36	4,708
74,841		Federal National Mortgage Association (FNMA)	7.500	06/01/11	78
6,860		FNMA	8.000	06/01/11	7
62,435		FNMA	8.000	07/01/11	65
8,061		FNMA	7.500	08/01/11	8
17,082		FNMA	7.500	09/01/11	18
1,828		FNMA	7.500	09/01/11	2
1,798		FNMA	7.500	10/01/11	2
47,947		FNMA	7.500	10/01/11	50
10,071		FNMA	7.500	10/01/11	10
392,899		FNMA	7.000	04/01/12	404
61,222		FNMA	6.500	09/01/12	63
248,961		FNMA	5.000	06/01/13	245
2,888,407		FNMA	4.440	07/01/13	2,725
5,005,002		FNMA	4.019	08/01/13	4,615
3,351,725		FNMA	4.518	05/01/14	3,166
4,436,985		FNMA	4.265	06/01/14	4,116
3,212,308		FNMA	4.530	10/01/14	3,036
23,180		FNMA	8.500	11/01/14	25
635,427		FNMA	6.500	10/01/16	651
2,396,373	d	FNMA	6.500	04/01/17	2,454
4,799,251		FNMA	6.000	11/01/17	4,866
2,249,163		FNMA	6.000	01/01/18	2,280
1,265,090		FNMA	6.500	02/01/18	1,295
4,526,121		FNMA	5.500	03/01/18	4,502
12,342,984	d	FNMA	5.500	04/01/18	12,277
752,843		FNMA	5.500	04/01/18	749
89,258		FNMA	5.500	05/01/18	89
17,261,108		FNMA	5.000	07/01/18	16,862
17,155,192		FNMA	5.500	11/01/18	17,064

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 7,587,886		FNMA	5.000%	12/01/18	$7,413
5,823,947		FNMA	5.000	01/01/19	5,689
863,061		FNMA	6.000	01/01/19	870
875,292		FNMA	6.000	02/01/19	882
8,554,836		FNMA	5.000	03/01/19	8,348
1,001,166		FNMA	4.500	05/01/19	958
1,568,773		FNMA	5.500	01/01/21	1,560
33,000,000	h	FNMA	4.500	04/25/21	31,546
40,000,000	h	FNMA	5.500	04/25/21	39,750
87,967		FNMA	8.000	03/01/23	93
1,305,062		FNMA	5.500	02/01/24	1,286
210,832		FNMA	8.000	07/01/24	224
15,010,455		FNMA	6.000	03/01/32	15,053
713,210		FNMA	5.000	02/01/33	681
6,000,000		FNMA	4.500	03/25/33	5,727
1,628,298		FNMA	5.500	06/01/33	1,593
1,775,963		FNMA	5.500	07/01/33	1,737
1,973,193		FNMA	5.500	07/01/33	1,930
3,086,554		FNMA	4.500	08/01/33	2,861
1,918,581		FNMA	5.000	08/01/33	1,832
3,999,825		FNMA	6.000	08/01/33	4,002
2,247,555		FNMA	5.000	10/01/33	2,146
2,213,960		FNMA	5.000	10/01/33	2,114
39,070,937		FNMA	5.000	11/01/33	37,301
2,740,123		FNMA	5.000	11/01/33	2,616
4,087,012		FNMA	5.500	11/01/33	3,997
3,729,400		FNMA	5.500	11/01/33	3,648
3,048,287		FNMA	5.500	11/01/33	2,981
2,834,336		FNMA	5.500	11/01/33	2,772
2,607,738		FNMA	5.500	11/01/33	2,551
1,756,135		FNMA	5.500	12/01/33	1,718
872,372		FNMA	5.500	12/01/33	853
664,568		FNMA	5.500	12/01/33	650
2,255,128		FNMA	5.500	01/01/34	2,206
2,048,857		FNMA	5.000	03/01/34	1,956
810,001		FNMA	5.000	03/01/34	773
938,297		FNMA	5.000	03/01/34	896
722,135		FNMA	5.000	03/01/34	689
2,612,477		FNMA	4.350	03/25/34	2,498
6,131,244		FNMA	5.000	04/01/34	5,847
79,498		FNMA	4.500	05/01/34	74
88,732		FNMA	4.500	05/01/34	82
1,573,385		FNMA	4.500	05/01/34	1,455
76,568		FNMA	4.500	06/01/34	71
81,834		FNMA	4.500	06/01/34	76
125,074		FNMA	4.500	06/01/34	116
336,713		FNMA	4.500	06/01/34	311
218,308		FNMA	4.500	07/01/34	202
255,691		FNMA	4.500	07/01/34	237
71,843		FNMA	4.500	07/01/34	66
120,256		FNMA	4.500	08/01/34	111
1,921,947		FNMA	4.500	08/01/34	1,778
945,180		FNMA	6.500	08/01/34	964
107,592		FNMA	4.500	09/01/34	100

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 16,489,179		FNMA	5.000%	11/01/34	$15,742
5,570,783		FNMA	5.500	01/01/35	5,446
18,655,587		FNMA	5.500	01/01/35	18,237
30,243,412		FNMA	5.500	02/01/35	29,565
6,563,220		FNMA	5.000	02/25/35	6,409
986,654	d	FNMA	5.500	03/01/35	963
3,405,691		FNMA	5.500	04/01/35	3,325
35,257,866		FNMA	5.500	04/01/35	34,426
4,104,042		FNMA	5.500	04/01/35	4,007
3,367,489		FNMA	5.500	04/01/35	3,288
14,246,218		FNMA	5.500	04/01/35	13,910
45,000,000	h	FNMA	6.000	04/01/35	44,986
6,727,348		FNMA	5.500	05/01/35	6,569
1,346,785		FNMA	5.500	05/01/35	1,315
1,166,796		FNMA	5.500	05/01/35	1,139
1,344,857		FNMA	5.500	05/01/35	1,313
8,128,271		FNMA	6.000	05/01/35	8,131
5,323,334		FNMA	5.500	06/01/35	5,198
4,147,347		FNMA	5.500	06/01/35	4,049
3,844,782		FNMA	5.500	06/01/35	3,754
679,694		FNMA	7.500	06/01/35	710
1,052,501		FNMA	6.000	07/01/35	1,053
9,643,519		FNMA	5.000	09/01/35	9,183
13,092,932	h	FNMA	4.000	10/01/35	11,686
6,911,234		FNMA	5.000	10/01/35	6,581
16,119,952		FNMA	5.500	10/01/35	15,740
15,035,427		FNMA	6.000	10/01/35	15,041
3,035,684	h	FNMA	6.500	02/01/36	3,097
2,091,473	h	FNMA	6.500	02/01/36	2,134
25,000,000	h	FNMA	6.000	03/01/36	25,000
81,000,000	h	FNMA	5.000	04/25/36	77,102
34,000,000	h	FNMA	5.500	04/25/36	33,182
17,000,000	h	FNMA	6.500	05/25/36	17,319
8,857		Government National Mortgage Association (GNMA)	8.500	09/15/09	9
49,069		GNMA	8.500	10/15/09	51
7,717		GNMA	8.500	12/15/09	8
238,839		GNMA	9.000	12/15/09	248
6,670,082		GNMA	6.250	12/15/11	6,686
4,767,214		GNMA	5.220	04/15/15	4,694
226,935		GNMA	9.000	12/15/17	244
5,557		GNMA	9.000	08/15/20	6
161,126		GNMA	8.000	06/15/22	172
64,428		GNMA	6.500	08/15/23	67
43,317		GNMA	6.500	08/15/23	45
39,322		GNMA	6.500	09/15/23	41
10,000,000		GNMA	4.500	11/16/29	9,551
12,000,000		GNMA	4.385	08/16/30	11,661
602,038	d	GNMA	6.500	05/20/31	618
10,701,187		GNMA	5.500	04/15/33	10,604
221,994		GNMA	5.000	06/20/33	214
5,779,207		GNMA	5.500	09/15/33	5,726
3,022,364		GNMA	5.500	11/20/33	2,985
215,534		GNMA	5.000	03/20/34	208
3,605,951		GNMA	5.000	06/20/34	3,483

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

$ 341,299		GNMA	5.000%	07/20/34	$330
2,554,353		GNMA	5.000	02/20/35	2,466
11,018,727		GNMA	5.000	03/20/35	10,636
2,650,884		GNMA	5.500	03/20/35	2,618
2,806,951		GNMA	6.000	08/20/35	2,831
12,912,370		GNMA	5.500	12/20/35	12,751
1,974,625		GNMA	6.000	12/20/35	1,992
5,000,000	h	GNMA	5.000	04/15/36	4,842
		TOTAL MORTGAGE BACKED SECURITIES			1,065,410

MUNICIPAL BONDS - 0.86%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,826
3,000,000		City of Chicago IL	5.200	01/01/09	2,999
4,000,000		City of Dallas TX	5.078	02/15/22	3,802
5,000,000		City of New York NY	4.500	06/01/15	4,610
1,055,000	j	City of Oakland CA	0.000	12/15/11	777
5,345,000		City of Pembroke Pines FL	4.750	10/01/19	4,909
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric/WA	5.112	09/01/18	1,601
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,078
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	944
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,276
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	2,984
5,000,000		New York City Housing Development Corp	4.660	11/01/10	4,852
5,000,000		New York State Environmental Facilities Corp	4.900	12/15/11	4,925
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,398
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,454
5,570,000		State of Illinois	4.350	06/01/18	5,019
3,265,000		State of Texas	4.900	08/01/20	3,042
6,370,000		State of Washington	5.050	01/01/18	6,184
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,643
2,025,000		University Central Fl University Revenues	5.125	10/01/20	1,902
		TOTAL MUNICIPAL BONDS			69,225

U.S. TREASURY SECURITIES - 4.61%
105,186,000	e	United States Treasury Bond	8.000	11/15/21	138,163
27,806,000	e	United States Treasury Bond	5.375	02/15/31	29,266
9,259,680	e,k	United States Treasury Inflation Indexed Note	3.375	01/15/07	9,359
9,368,588	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	9,808
31,200,000		United States Treasury Note	7.000	07/15/06	31,390
40,000,000		United States Treasury Note	2.375	08/15/06	39,652
2,850,000		United States Treasury Note	2.500	09/30/06	2,818
1,000,000	e	United States Treasury Note	2.625	11/15/06	986
6,100,000	e	United States Treasury Note	3.125	01/31/07	6,013
10,440,000	e	United States Treasury Note	3.750	03/31/07	10,326
3,000,000	e	United States Treasury Note	3.625	06/30/07	2,955
47,465,000	e	United States Treasury Note	4.000	09/30/07	46,881
1,400,000	e	United States Treasury Note	4.375	01/31/08	1,388
8,100,000	e	United States Treasury Note	4.130	04/15/10	7,856
450,000	e	United States Treasury Note	4.250	01/15/11	439
23,650,000	e,h	United States Treasury Note	4.500	02/28/11	23,307
11,500,000	e	United States Treasury Note	4.500	02/15/16	11,184
		TOTAL U.S. TREASURY SECURITIES			371,791

		TOTAL GOVERNMENT BONDS			2,239,214
		(Cost $2,284,153)
		TOTAL BONDS			3,169,583
		(Cost $3,235,194)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.03%

COMMUNICATIONS - 0.03%
100,000		Telephone & Data Systems, Inc	$2,500
		TOTAL COMMUNICATIONS	2,500

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
150		Simon Property Group, Inc	10
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10

		TOTAL PREFERRED STOCKS	2,510
		(Cost $2,570)

COMMON STOCKS - 59.79%

AMUSEMENT AND RECREATION SERVICES - 0.00% **
7,413	e	International Speedway Corp (Class A)	377
2,400	e*	Leapfrog Enterprises, Inc	26
		TOTAL AMUSEMENT AND RECREATION SERVICES	403

APPAREL AND ACCESSORY STORES - 0.46%
4,300	*	Aeropostale, Inc	130
74,770	e	American Eagle Outfitters, Inc	2,233
750	e*	AnnTaylor Stores Corp	28
4,400	e	Buckle, Inc	180
10,900		Burlington Coat Factory Warehouse Corp	495
2,700	e*	Cache, Inc	50
7,731	e*	Casual Male Retail Group, Inc	75
21,300	e	Cato Corp (Class A)	508
3,600	e*	Charlotte Russe Holding, Inc	77
67,100	e*	Chico's FAS, Inc	2,727
6,700		Christopher & Banks Corp	156
3,900	e*	Dress Barn, Inc	187
2,586		Finish Line, Inc (Class A)	42
88,808	e	Foot Locker, Inc	2,121
398,130	e	Gap, Inc	7,437
6,200	e*	Jo-Ann Stores, Inc	83
145,061	*	Kohl's Corp	7,690
239,620	e	Limited Brands, Inc	5,861
6,600		Men's Wearhouse, Inc	237
126,438		Nordstrom, Inc	4,954
46,984		Ross Stores, Inc	1,371
1,800	*	Shoe Carnival, Inc	45
9,338	e	Stage Stores, Inc	278
2,600		Stein Mart, Inc	45
24,120	e*	Wilsons The Leather Experts, Inc	94
		TOTAL APPAREL AND ACCESSORY STORES	37,104

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
35,889	e	Bebe Stores, Inc	$661
13,000	e*	Gymboree Corp	338
39,016	e*	Hartmarx Corp	348
48,512	e*	Innovo Group, Inc	36
14,000	e	Kellwood Co	439
48,054	e	Liz Claiborne, Inc	1,969
3,200	e	Oxford Industries, Inc	164
27,771	e	Russell Corp	383
1,616	e	Unifirst Corp	54
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,392

AUTO REPAIR, SERVICES AND PARKING - 0.02%
27,900	e	Bandag, Inc	1,168
23,295	e*	Midas, Inc	510
2,200	e*	Rush Enterprises, Inc (Class A)	39
3,400	e	Ryder System, Inc	152
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,869

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.04%
900		Advance Auto Parts	37
1,293	e*	America's Car-Mart, Inc	28
23,591	e*	Autozone, Inc	2,352
27,200	*	Carmax, Inc	889
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,306

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.85%
12,024	e	Building Material Holding Corp	429
15,910	e	Fastenal Co	753
1,004,126	e	Home Depot, Inc	42,474
383,054	e	Lowe's Cos, Inc	24,684
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	68,340

BUSINESS SERVICES - 3.93%
4,500	e	Administaff, Inc	245
214,103	*	Adobe Systems, Inc	7,476
15,700	*	Agile Software Corp	120
66,744	e*	Akamai Technologies, Inc	2,195
24,675	*	Applera Corp (Celera Genomics Group)	288
15,325	e*	aQuantive, Inc	361
12,367	*	Arbinet-thexchange, Inc	91
49,392	e*	Ariba, Inc	483
99,115	e*	Autobytel, Inc	478
70,407	*	Autodesk, Inc	2,712
438,750		Automatic Data Processing, Inc	20,042
89,457	*	BEA Systems, Inc	1,175
52,912	e*	BearingPoint, Inc	449
35,799	*	BMC Software, Inc	775
60,862	e*	Cadence Design Systems, Inc	1,125
9,200	e*	Checkfree Corp	465
29,200	e*	Ciber, Inc	186
17,571	*	Citrix Systems, Inc	666
34,118	e*	Click Commerce, Inc	817
214,916	e*	CMGI, Inc	318
72,373	e*	CNET Networks, Inc	1,028

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
60,912	e*	Cognizant Technology Solutions Corp	$3,624
89,838	*	Compuware Corp	703
104,201	*	Convergys Corp	1,898
6,200	e*	CSG Systems International, Inc	144
19,671	e*	Cybersource Corp	220
30,500	e	Deluxe Corp	798
75,453	e*	DST Systems, Inc	4,372
21,400	e*	Earthlink, Inc	204
420,244	*	eBay, Inc	16,415
8,599	*	eFunds Corp	222
90,878	*	Electronic Arts, Inc	4,973
368,927	e	Electronic Data Systems Corp	9,898
4,175	e*	Equinix, Inc	268
4,310	e*	Escala Group, Inc	113
6,500	e*	eSpeed, Inc (Class A)	52
17,086	e*	F5 Networks, Inc	1,239
11,850		Fair Isaac Corp	469
107,614	e*	Fiserv, Inc	4,579
12,500	e*	Getty Images, Inc	936
60,918	*	Google, Inc (Class A)	23,758
10,200		Harte-Hanks, Inc	279
2,800	e*	Hudson Highland Group, Inc	53
58,200	*	Identix, Inc	463
2,600	*	iGate Corp	15
92,116	e*	Incyte Corp	555
8,442	e*	Infocrossing, Inc	102
9,400	e*	Informatica Corp	146
8,109	e*	Internet Security Systems, Inc	194
4,432	e*	Interwoven, Inc	40
3,900	e*	Intrado, Inc	101
54,832	e*	Intuit, Inc	2,917
43,824	e*	Ipass, Inc	351
3,034	e*	iPayment, Inc	130
39,174	e*	Iron Mountain, Inc	1,596
78,613	e*	iVillage, Inc	661
25,783	e	Jack Henry & Associates, Inc	590
7,057	e*	Jupitermedia Corp	127
10,569	e*	Kanbay International, Inc	161
3,011	e*	Kforce, Inc	38
29,700	e*	Kinetic Concepts, Inc	1,223
30,399	e*	Lamar Advertising Co	1,600
53,370	e*	Lionbridge Technologies	422
6,548	e	Manpower, Inc	374
15,736	e*	Marchex, Inc	338
69,719	*	Matrixone, Inc	499
3,840,893		Microsoft Corp	104,511
46,510	*	Monster Worldwide, Inc	2,319
145,828	e	Moody's Corp	10,421
19,500	e*	NAVTEQ Corp	988
13,690	e*	NCO Group, Inc	325
38,748	e*	NCR Corp	1,619
220,909	e*	NIC, Inc	1,354
222,200	*	Novell, Inc	1,706
20,684	e*	Nuance Communications, Inc	244

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
124,709	e	Omnicom Group, Inc	$10,382
6,600	e*	Online Resources Corp	86
3,266	e*	Openwave Systems, Inc	70
1,671,567	e*	Oracle Corp	22,884
33,209	*	Packeteer, Inc	385
4,560	e*	Parametric Technology Corp	74
16,200	e*	Pegasystems, Inc	132
19,700	e*	Perot Systems Corp (Class A)	307
32,799	e*	Red Hat, Inc	918
64,008	e	Robert Half International, Inc	2,471
4,600	e*	RSA Security, Inc	83
65,665	e	Sabre Holdings Corp	1,545
26,353	e*	Sapient Corp	201
6,870	e*	Seachange International, Inc	53
1,300	e*	Secure Computing Corp	15
3,100	*	Sourcecorp	75
40,437	e*	Spherion Corp	421
13,900		Startek, Inc	327
2,700		Stellent, Inc	32
1,543,479	e*	Sun Microsystems, Inc	7,918
7,100	e*	SupportSoft, Inc	32
1,300	*	SYKES Enterprises, Inc	18
409,594	e*	Symantec Corp	6,894
13,290	e*	Synopsys, Inc	297
9,384	e*	TeleTech Holdings, Inc	104
4,500	e*	Terremark Worldwide, Inc	38
35,400	e*	TIBCO Software, Inc	296
94,572		Total System Services, Inc	1,884
19,460	e*	Travelzoo, Inc	381
25,700	e*	Tyler Technologies, Inc	283
141,052	e*	Unisys Corp	972
21,267		United Online, Inc	274
7,706	e*	United Rentals, Inc	266
13,535	e*	Universal Compression Holdings, Inc	686
126,642	e*	VeriSign, Inc	3,038
1,400	e*	Volt Information Sciences, Inc	43
8,300	e*	WebEx Communications, Inc	280
5,100	e*	West Corp	228
3,800	e*	Wind River Systems, Inc	47
		TOTAL BUSINESS SERVICES	317,282

CHEMICALS AND ALLIED PRODUCTS - 5.09%
242,398	e*	Aastrom Biosciences, Inc	492
20,443	e*	Abgenix, Inc	460
23,736	*	Adolor Corp	565
240,826	e	Air Products & Chemicals, Inc	16,181
8,770	e*	Alexion Pharmaceuticals, Inc	311
6,874	e*	Alkermes, Inc	152
131,585		Allergan, Inc	14,277
31,621	e*	American Pharmaceutical Partners, Inc	901
529,739	e*	Amgen, Inc	38,539
16,862	e*	Amylin Pharmaceuticals, Inc	825
48,202	e*	Antigenics, Inc	132
86,121	e*	Ariad Pharmaceuticals, Inc	567

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
4,700	*	Arqule, Inc	$27
7,705	e*	Atherogenics, Inc	126
5,206	e*	AVANIR Pharmaceuticals	76
136,200	e	Avery Dennison Corp	7,965
203,200		Avon Products, Inc	6,334
77,934	*	Barr Pharmaceuticals, Inc	4,908
66,184	e*	Bentley Pharmaceuticals, Inc	870
70,160	e*	Bioenvision, Inc	500
144,834	*	Biogen Idec, Inc	6,822
45,257	e*	BioMarin Pharmaceuticals, Inc	607
18,512	e*	Biosite, Inc	961
60,300	e	Cabot Corp	2,050
1,122	e*	Cabot Microelectronics Corp	42
35,000	e	Calgon Carbon Corp	215
19,166	e*	Cell Genesys, Inc	153
65,817	e*	Cell Therapeutics, Inc	126
11,828	e*	Cephalon, Inc	713
24,996	e*	Chattem, Inc	941
84,244		Clorox Co	5,042
258,600		Colgate-Palmolive Co	14,766
41,500	e*	Connetics Corp	703
10,938	e*	Cotherix, Inc	100
15,500	e*	Cubist Pharmaceuticals, Inc	356
49,165	e*	CuraGen Corp	246
48,064	e*	Curis, Inc	114
10,381	e*	Cypress Bioscience, Inc	65
3,800		Dade Behring Holdings, Inc	136
56,374	e*	Dendreon Corp	266
45,503	e	Diagnostic Products Corp	2,167
15,999	*	Digene Corp	626
9,791	e*	Discovery Laboratories, Inc	72
84,779	e*	Dov Pharmaceutical, Inc	1,355
324,406	e*	Durect Corp	2,063
7,541	e*	Dusa Pharmaceuticals, Inc	53
196,600		Ecolab, Inc	7,510
90,786	e*	Encysive Pharmaceuticals, Inc	444
87,798	e*	Endo Pharmaceuticals Holdings, Inc	2,881
159,100		Engelhard Corp	6,302
18,757	*	Enzon Pharmaceuticals, Inc	152
12,727	e*	EPIX Pharmaceuticals, Inc	45
700	e	Estee Lauder Cos (Class A)	26
222,932	e*	Forest Laboratories, Inc	9,949
7,600	e*	Genitope Corp	66
145,497	*	Genzyme Corp	9,780
22,156	e*	Geron Corp	184
250,086	*	Gilead Sciences, Inc	15,560
41,715		H.B. Fuller Co	2,142
6,900	*	Hi-Tech Pharmacal Co, Inc	195
60,776	e*	Human Genome Sciences, Inc	661
18,436	e*	ICOS Corp	407
35,884	e*	Idexx Laboratories, Inc	3,099
30,057	*	Immucor, Inc	862
47,200	e*	Immunogen, Inc	205
24,513	e*	Inspire Pharmaceuticals, Inc	128

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
6,900	e*	InterMune, Inc	$128
41,681	e*	Inverness Medical Innovations, Inc	1,197
13,585	e*	Invitrogen Corp	953
40,810	e*	Isis Pharmaceuticals, Inc	368
19,861	e*	Ista Pharmaceuticals, Inc	126
162,950	*	King Pharmaceuticals, Inc	2,811
16,217	e*	Kos Pharmaceuticals, Inc	775
45,000	e*	KV Pharmaceutical Co (Class A)	1,085
28,041	e*	Lexicon Genetics, Inc	155
8,200		Lubrizol Corp	351
42,336	e	Mannatech, Inc	736
34,085	e*	Martek Biosciences Corp	1,119
47,348	e*	Medarex, Inc	626
59,422	e	Medicis Pharmaceutical Corp (Class A)	1,937
100,322	e*	Medimmune, Inc	3,670
1,258,358		Merck & Co, Inc	44,332
33,600	e*	MGI Pharma, Inc	588
108,616	*	Millennium Pharmaceuticals, Inc	1,098
4,200	e	Minerals Technologies, Inc	245
256,616	e	Mylan Laboratories, Inc	6,005
3,254	e*	Myogen, Inc	118
108,365	e*	Nabi Biopharmaceuticals	611
46,923	e*	Nastech Pharmaceutical Co, Inc	845
8,325	e	Natures Sunshine Products, Inc	104
32,567	*	NBTY, Inc	733
47,505	e*	Nektar Therapeutics	968
28,840	e*	Neopharm, Inc	241
4,000	e*	Neurocrine Biosciences, Inc	258
34,047	e*	NitroMed, Inc	286
7,009	e*	Northfield Laboratories, Inc	70
48,105	*	Noven Pharmaceuticals, Inc	866
3,412	e*	NPS Pharmaceuticals, Inc	29
18,505	e*	OSI Pharmaceuticals, Inc	594
119,787	e*	Pain Therapeutics, Inc	1,302
20,700	e*	Par Pharmaceutical Cos, Inc	583
23,161	e*	PDL BioPharma, Inc	760
63,742	e*	Penwest Pharmaceuticals Co	1,383
126,765		Perrigo Co	2,068
44,692	e*	Pharmion Corp	805
2,200	*	Pioneer Cos, Inc	67
83,891	e*	Pozen, Inc	1,401
251,254		Praxair, Inc	13,857
1,517,512		Procter & Gamble Co	87,439
23,666	e*	Progenics Pharmaceuticals, Inc	627
30,887	e*	Renovis, Inc	658
9,996	e*	Rigel Pharmaceuticals, Inc	115
2,100	e*	Rogers Corp	114
176,554		Rohm & Haas Co	8,628
58,800		RPM International, Inc	1,055
58,884	e*	Salix Pharmaceuticals Ltd	972
63,430	e*	Savient Pharmaceuticals, Inc	338
88,520	e*	Seattle Genetics, Inc	457
5,200	e	Sensient Technologies Corp	94
55,729	e*	Sepracor, Inc	2,720

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
86,075	e	Sigma-Aldrich Corp	$5,663
156,363	e*	StemCells, Inc	560
41,426	e*	SuperGen, Inc	235
16,038	e*	Tanox, Inc	311
11,200	*	Techne Corp	674
26,200	e*	Telik, Inc	507
15,200	e*	Trimeris, Inc	205
11,300	e*	United Therapeutics Corp	749
20,881	e*	USANA Health Sciences, Inc	871
25,600	e	Valspar Corp	713
26,431	e*	Vertex Pharmaceuticals, Inc	967
101,172	*	Watson Pharmaceuticals, Inc	2,908
52,533	e*	Zymogenetics, Inc	1,136
		TOTAL CHEMICALS AND ALLIED PRODUCTS	410,536

COMMUNICATIONS - 3.21%
6,097	e	Alaska Communications Systems Group, Inc	74
168,840		Alltel Corp	10,932
79,300	e*	American Tower Corp (Class A)	2,404
2,217,975	e	AT&T, Inc	59,974
171,941	e*	Avaya, Inc	1,943
999,029		BellSouth Corp	34,616
34,720	e*	Broadwing Corp	512
17,200	e	Citadel Broadcasting Corp	191
17,100	e	Citizens Communications Co	227
99,628	e*	Cogent Communications Group, Inc	971
825,257	e*	Comcast Corp (Class A)	21,589
365,769	e*	Comcast Corp (Special Class A)	9,554
14,100	*	Cox Radio, Inc (Class A)	189
176,089	e*	Discovery Holding Co (Class A)	2,641
13,409	e*	Dobson Communications Corp (Class A)	108
3,500	e	Entercom Communications Corp	98
15,600	*	Entravision Communications Corp (Class A)	143
23,700		Gray Television, Inc	199
7,700	e	Hearst-Argyle Television, Inc	180
7,649	e*	j2 Global Communications, Inc	360
217,890	*	Liberty Global, Inc	4,460
2,387,092	*	Liberty Media Corp (Class A)	19,598
16,400	e*	Lin TV Corp (Class A)	148
12,400	*	NII Holdings, Inc (Class B)	731
70,587	e	NTL, Inc	2,055
10,200	e*	Radio One, Inc (Class D)	76
1,600	e*	Regent Communications, Inc	7
3,500	e*	Saga Communications, Inc (Class A)	34
528,449	e*	Sirius Satellite Radio, Inc	2,685
16,900	*	Spanish Broadcasting System, Inc (Class A)	93
1,029,002		Sprint Nextel Corp	26,589
17,486		Telephone & Data Systems, Inc (Non-Vote)	690
39,962	e*	TiVo, Inc	289
99,826	e*	Univision Communications, Inc (Class A)	3,441
1,455,295		Verizon Communications, Inc	49,567
71,693	e*	XM Satellite Radio Holdings, Inc	1,597
		TOTAL COMMUNICATIONS	258,965

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
DEPOSITORY INSTITUTIONS - 5.96%
154,855		AmSouth Bancorp	$4,189
3,664	e	Associated Banc-Corp	125
3,749		Astoria Financial Corp	116
443,324		BB&T Corp	17,378
754	e*	Capital Crossing Bank	24
166,983		CIT Group, Inc	8,937
97,883		Comerica, Inc	5,674
1,428		Commerce Bancorp, Inc	52
1,077	e	Commercial Capital Bancorp, Inc	15
2,000	e	Community Bank System, Inc	45
500,071	e	Fifth Third Bancorp	19,683
42,100	e	First Bancorp (Puerto Rico)	520
24,900	e	First Horizon National Corp	1,037
36,914	e	Fremont General Corp	796
178,870	e	Golden West Financial Corp	12,145
1,952		International Bancshares Corp	56
2,000	e	Irwin Financial Corp	39
2,016,984		JPMorgan Chase & Co	83,987
317,811	e	Keycorp	11,695
50,600	e	M&T Bank Corp	5,775
83,500	e	Marshall & Ilsley Corp	3,639
252,683		Mellon Financial Corp	8,996
540,831		National City Corp	18,875
41,200	e	New York Community Bancorp, Inc	722
249,752		North Fork Bancorporation, Inc	7,200
121,422		Northern Trust Corp	6,375
4,991	e	Partners Trust Financial Group, Inc	59
6,092	e	People's Bank	200
229,663	e	PNC Financial Services Group, Inc	15,459
74,537		Popular, Inc	1,547
39,800	e	R & G Financial Corp (Class B)	504
381,415	e	Regions Financial Corp	13,414
42,600	e	Sovereign Bancorp, Inc	933
166,374		State Street Corp	10,054
275,972		SunTrust Banks, Inc	20,080
130,894		Synovus Financial Corp	3,546
10,100	e	TD Banknorth, Inc	296
27,032		UnionBanCal Corp	1,897
1,360,612	e	US Bancorp	41,499
6,670	e	W Holding Co, Inc	52
1,030,420	e	Wachovia Corp	57,755
821,729	e	Washington Mutual, Inc	35,022
930,837		Wells Fargo & Co	59,453
2,500	*	Wright Express Corp	70
6,400		Zions Bancorporation	530
		TOTAL DEPOSITORY INSTITUTIONS	480,465

EATING AND DRINKING PLACES - 0.73%
11,930	e	AFC Enterprises	166
10,800		Applebees International, Inc	265
14,843	e	Bob Evans Farms, Inc	441
2,900		Commerce Group, Inc	153
154,400		Darden Restaurants, Inc	6,335

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
6,600	e*	Jack in the Box, Inc	$287
5,027	e	Lone Star Steakhouse & Saloon, Inc	143
889,601		McDonald's Corp	30,567
12,376	*	O'Charleys, Inc	228
22,500	e	Outback Steakhouse, Inc	990
10,875	e*	Ryan's Restaurant Group, Inc	158
418,208	e*	Starbucks Corp	15,741
7,900	*	The Steak N Shake Co	167
1,900		Triarc Cos (Class B)	33
56,151	e	Wendy's International, Inc	3,485
		TOTAL EATING AND DRINKING PLACES	59,159

EDUCATIONAL SERVICES - 0.02%
30,563	*	Career Education Corp	1,153
700	e*	Corinthian Colleges, Inc	10
1,700	e*	DeVry, Inc	39
1,900	e*	Laureate Education, Inc	101
		TOTAL EDUCATIONAL SERVICES	1,303

ELECTRIC, GAS, AND SANITARY SERVICES - 2.85%
492,654	e*	AES Corp	8,405
116,931	e	AGL Resources, Inc	4,215
112,032	e	Allete, Inc	5,221
30,173		Aqua America, Inc	839
642,931	*	Aquila, Inc	2,565
50,506		Atmos Energy Corp	1,330
244,440	e	Avista Corp	5,048
124,737	e	Black Hills Corp	4,241
5,300	e	California Water Service Group	239
16,100	e	Cascade Natural Gas Corp	317
28,923	*	Casella Waste Systems, Inc (Class A)	411
293,371		Cleco Corp	6,551
3,400		Connecticut Water Service, Inc	89
453,255	e	DPL, Inc	12,238
313,032	e	Empire District Electric Co	6,956
28,400	e	Energen Corp	994
400,340	e	Hawaiian Electric Industries, Inc	10,861
251,400	e	Idacorp, Inc	8,176
296,657		KeySpan Corp	12,124
265,532		Kinder Morgan, Inc	24,426
12,500	e	Laclede Group, Inc	430
89,393	e	MGE Energy, Inc	2,966
2,666	e	Middlesex Water Co	50
235,097	e	National Fuel Gas Co	7,692
2,900	e	New Jersey Resources Corp	131
140,770	e	Nicor, Inc	5,569
563,115	e	NiSource, Inc	11,386
8,300		Northwest Natural Gas Co	295
512,348	e	OGE Energy Corp	14,858
53,015	e	Otter Tail Corp	1,521
103,254	e	Peoples Energy Corp	3,680
645,280		Pepco Holdings, Inc	14,706
25,116		Piedmont Natural Gas Co, Inc	603
592,300	e	Puget Energy, Inc	12,545

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
124,072		Questar Corp	$8,691
245,817	e*	Sierra Pacific Resources	3,395
44,400	e	SJW Corp	1,192
15,400	e	South Jersey Industries, Inc	420
14,803		Southern Union Co	368
57,800		UGI Corp	1,218
187,001		Unisource Energy Corp	5,704
31,958	e*	Waste Connections, Inc	1,272
84,414		Western Gas Resources, Inc	4,073
41,700		WGL Holdings, Inc	1,268
500,335		Williams Cos, Inc	10,702
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	229,981

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.96%
10,800	e	A.O. Smith Corp	570
56,642	e*	ADC Telecommunications, Inc	1,449
3,023	e*	Advanced Energy Industries, Inc	43
210,195	e*	Advanced Micro Devices, Inc	6,970
14,619	e*	Agere Systems, Inc	220
162,200	*	Altera Corp	3,348
77,993	e	American Power Conversion Corp	1,802
4,555	e*	American Superconductor Corp	52
5,400	e*	Amkor Technology, Inc	47
119,618	e	Analog Devices, Inc	4,580
6,411	e*	Arris Group, Inc	88
53,100	e*	Artesyn Technologies, Inc	581
30,351	e*	Audible, Inc	319
30,000		Baldor Electric Co	1,016
700		Bel Fuse, Inc (Class B)	25
119,278	*	Broadcom Corp (Class A)	5,148
81,599	e*	Brocade Communications Systems, Inc	545
23,300	e	C&D Technologies, Inc	215
46,995	e*	C-COR, Inc	411
355,116	e*	Ciena Corp	1,850
2,594,227	*	Cisco Systems, Inc	56,217
132,544	e*	Comverse Technology, Inc	3,119
27,847	e*	Conexant Systems, Inc	96
7,400	e	CTS Corp	99
57,473	e*	Ditech Communications Corp	601
5,400	e*	DSP Group, Inc	157
440,300		Emerson Electric Co	36,822
3,411	*	EndWave Corp	50
10,485	e*	Energizer Holdings, Inc	556
3,600	e*	Exar Corp	51
73,300	*	Freescale Semiconductor, Inc (Class B)	2,036
16,700	*	Greatbatch, Inc	366
24,800	e	Harman International Industries, Inc	2,756
15,041	e*	Harmonic, Inc	96
5,700	e*	Integrated Device Technology, Inc	85
2,683,225		Intel Corp	51,920
12,700	e	Intersil Corp (Class A)	367
2,800	e	Inter-Tel, Inc	60
59,373	e*	InterVoice, Inc	511
5,722	e*	IXYS Corp	53

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
40,769	e*	Jabil Circuit, Inc	$1,747
12,500	e*	Kemet Corp	118
2,068	*	Littelfuse, Inc	71
229,966	e*	LSI Logic Corp	2,658
1,975,312	e*	Lucent Technologies, Inc	6,025
103,918	e	Maxim Integrated Products, Inc	3,861
65,200	e*	Maxtor Corp	623
2,500		Methode Electronics, Inc	27
18,700	e	Microchip Technology, Inc	679
265,591	e*	Micron Technology, Inc	3,909
91,193		Molex, Inc	3,028
1,011,468		Motorola, Inc	23,173
157,400		National Semiconductor Corp	4,382
23,261	e*	Novatel Wireless, Inc	208
8,100	*	Nvidia Corp	464
129,014	e*	Optical Communication Products, Inc	397
6,900	e	Park Electrochemical Corp	204
172,972	e*	Pixelworks, Inc	860
2,700	e	Plantronics, Inc	96
5,200	e*	Plexus Corp	195
5,600	e*	Polycom, Inc	121
15,700	e*	Power-One, Inc	113
8,800	e*	Powerwave Technologies, Inc	119
2,906	*	QLogic Corp	56
693,566		Qualcomm, Inc	35,101
6,900	e*	Sigmatel, Inc	60
6,300	*	SonicWALL, Inc	45
3,600	e	Spectralink Corp	45
11,400	*	Standard Microsystems Corp	296
59,956		Standard Motor Products, Inc	532
84,452	e*	Sycamore Networks, Inc	397
24,461	e*	Symmetricom, Inc	209
11,100	e	Technitrol, Inc	266
15,703	e*	Tekelec	217
56,053		Teleflex, Inc	4,015
265,220	*	Tellabs, Inc	4,217
125,172	e*	Terayon Communication Systems, Inc	229
734,264	e	Texas Instruments, Inc	23,842
63,300	*	Thomas & Betts Corp	3,252
75,359	e*	Transwitch Corp	196
9,638	e*	Trident Microsystems, Inc	280
5,500	e*	Triquint Semiconductor, Inc	27
7,500	e*	TTM Technologies, Inc	109
43,094	e*	Utstarcom, Inc	271
32,414	e*	Vasco Data Security International	265
2,600		Vicor Corp	51
95,428	e*	Vishay Intertechnology, Inc	1,359
104,900	e*	Vitesse Semiconductor Corp	376
52,961	e*	Westell Technologies, Inc	216
13,207	e	Whirlpool Corp	1,208
127,200		Xilinx, Inc	3,239
138,795	e*	Zhone Technologies, Inc	372
5,200	e*	Zoltek Cos, Inc	119
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	319,242

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
ENGINEERING AND MANAGEMENT SERVICES - 0.23%
4,000	*	Albany Molecular Research, Inc	$41
12,652	e*	Arena Pharmaceuticals, Inc	229
71,007	e*	Ceridian Corp	1,807
11,600	e*	Charles River Laboratories International, Inc	569
5,000	*	Covance, Inc	294
9,318	e*	CV Therapeutics, Inc	206
130,985	e*	deCODE genetics, Inc	1,136
20,235	e*	DiamondCluster International, Inc	217
3,288	e*	Digitas, Inc	47
14,043	*	Gartner, Inc (Class A)	196
1,420	e*	Hewitt Associates, Inc	42
123,843	e	IMS Health, Inc	3,191
800	e	Landauer, Inc	40
3,000	e*	Layne Christensen Co	101
83,569	e*	Nanogen, Inc	252
2,000	e*	Netratings, Inc	27
5,567	*	Nuvelo, Inc	99
900	e*	Parexel International Corp	24
214,126		Paychex, Inc	8,920
653	e*	Per-Se Technologies, Inc	17
11,000	e	Pharmaceutical Product Development, Inc	381
50,944	e*	PRG-Schultz International, Inc	31
21,643	e*	Regeneron Pharmaceuticals, Inc	360
5,696	e*	Spatialight, Inc	20
3,887	e*	Syntroleum Corp	32
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	18,279

FABRICATED METAL PRODUCTS - 0.41%
68,947	e	Barnes Group, Inc	2,792
152,900	e*	Global Power Equipment Group, Inc	589
283,100	e	Illinois Tool Works, Inc	27,265
1,900	e	Robbins & Myers, Inc	41
22,796	e	Silgan Holdings, Inc	916
27,846	e	Snap-On, Inc	1,061
5,700	e	Sun Hydraulics Corp	122
5,700	e	Valmont Industries, Inc	240
		TOTAL FABRICATED METAL PRODUCTS	33,026

FOOD AND KINDRED PRODUCTS - 2.03%
51,000	e	American Italian Pasta Co (Class A)	319
180,625		Campbell Soup Co	5,852
1,250,500		Coca-Cola Co	52,359
185,000	e	Coca-Cola Enterprises, Inc	3,763
800	*	Dean Foods Co	31
217,709	e	General Mills, Inc	11,034
283,450		H.J. Heinz Co	10,748
137,800	e	Hershey Co	7,197
3,000		Hormel Foods Corp	101
216,963		Kellogg Co	9,555
21,000	e	McCormick & Co, Inc	711
50,600		Pepsi Bottling Group, Inc	1,538
907,304		PepsiCo, Inc	52,433

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
126,545		Wrigley (Wm.) Jr Co	$8,099
		TOTAL FOOD AND KINDRED PRODUCTS	163,740

FOOD STORES - 0.24%
320,221	e	Albertson's, Inc	8,220
18,600	e*	Krispy Kreme Doughnuts, Inc	167
436,276	e	Kroger Co	8,883
17,760	e*	Pathmark Stores, Inc	186
700	*	Smart & Final, Inc	11
26,600	e	Whole Foods Market, Inc	1,767
		TOTAL FOOD STORES	19,234

FURNITURE AND FIXTURES - 0.52%
257,551	e*	BE Aerospace, Inc	6,470
60,102		Hillenbrand Industries, Inc	3,305
213,478		Johnson Controls, Inc	16,209
62,244	e	Leggett & Platt, Inc	1,517
312,073	e	Masco Corp	10,139
158,910	e	Newell Rubbermaid, Inc	4,003
500	e*	Tempur-Pedic International, Inc	7
		TOTAL FURNITURE AND FIXTURES	41,650

FURNITURE AND HOMEFURNISHINGS STORES - 0.18%
107,795	*	Bed Bath & Beyond, Inc	4,139
138,750	e	Best Buy Co, Inc	7,760
61,694	e	Circuit City Stores, Inc	1,510
4,200	e*	Cost Plus, Inc	72
4,400	e	Haverty Furniture Cos, Inc	63
200	*	Mohawk Industries, Inc	16
27,700	e	Movie Gallery, Inc	84
53,247	e	RadioShack Corp	1,024
4,200	e*	Restoration Hardware, Inc	24
800		Williams-Sonoma, Inc	34
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	14,726

GENERAL BUILDING CONTRACTORS - 0.36%
301	e*	Avatar Holdings, Inc	18
9,654	e	Beazer Homes USA, Inc	634
6,924	e	Brookfield Homes Corp	359
33,100	e	Centex Corp	2,052
127,399	e	DR Horton, Inc	4,232
48,400	e	KB Home	3,145
37,000	e	Lennar Corp (Class A)	2,234
3,520	e	Lennar Corp (Class B)	196
292		M/I Homes, Inc	14
29,214	e	MDC Holdings, Inc	1,879
228,636	e	Pulte Homes, Inc	8,784
29,562	e	Ryland Group, Inc	2,052
46,600		Standard-Pacific Corp	1,567
42,000	e*	Toll Brothers, Inc	1,455
		TOTAL GENERAL BUILDING CONTRACTORS	28,621

GENERAL MERCHANDISE STORES - 0.76%
19,200	*	BJ's Wholesale Club, Inc	605

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,687	e	Bon-Ton Stores, Inc	$54
297,716		Costco Wholesale Corp	16,124
93,865	e	Dollar General Corp	1,659
15,723	*	Dollar Tree Stores, Inc	435
84,497	e	Family Dollar Stores, Inc	2,248
141,195	e	JC Penney Co, Inc	8,529
12,800	e*	Retail Ventures, Inc	188
53,000	e	Saks, Inc	1,023
455,025		Target Corp	23,666
270,921	e	TJX Cos, Inc	6,724
		TOTAL GENERAL MERCHANDISE STORES	61,255

HEALTH SERVICES - 0.44%
8,252	e*	Amedisys, Inc	287
4,001	e*	Array Biopharma, Inc	37
4,293	e*	Bio-Reference Labs, Inc	77
169,636		Caremark Rx, Inc	8,343
76,539	*	Coventry Health Care, Inc	4,132
39,300	e*	DaVita, Inc	2,366
12,500	e*	Gentiva Health Services, Inc	228
117,248	e	Health Management Associates, Inc (Class A)	2,529
21,400	*	Laboratory Corp of America Holdings	1,252
6,276	e	LCA-Vision, Inc	314
15,820	*	LifePoint Hospitals, Inc	492
46,490	e*	Lincare Holdings, Inc	1,811
34,964	e	Manor Care, Inc	1,551
1,111	e*	Medcath Corp	21
155,052	*	Medco Health Solutions, Inc	8,872
8,388	e	Option Care, Inc	119
6,300	e*	Orchid Cellmark, Inc	36
2,400	*	RehabCare Group, Inc	45
46,520	e*	Triad Hospitals, Inc	1,949
14,518	e	Universal Health Services, Inc (Class B)	737
2,200	e*	VistaCare, Inc (Class A)	34
		TOTAL HEALTH SERVICES	35,232

HOLDING AND OTHER INVESTMENT OFFICES - 1.74%
3,900	e*	4Kids Entertainment, Inc	67
4,876	e	Acadia Realty Trust	115
7,100	e	AMB Property Corp	385
85,626	e	American Capital Strategies Ltd	3,011
37,900	e	American Financial Realty Trust	442
47,700	e	Annaly Mortgage Management, Inc	579
15,600	e	Anthracite Capital, Inc	171
54,800		Anworth Mortgage Asset Corp	431
2,900		Arbor Realty Trust, Inc	78
178,815		Archstone-Smith Trust	8,721
8,800		Arden Realty, Inc	397
5,998	e	Ashford Hospitality Trust, Inc	74
36,567	e	AvalonBay Communities, Inc	3,989
5,800		Bedford Property Investors	156
68,455		Boston Properties, Inc	6,383
600	e	Brandywine Realty Trust	19
6,300		Capital Lease Funding, Inc	70

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,200	e	Capital Trust, Inc	$37
12,714	e	Cedar Shopping Centers, Inc	201
109,560	e	Choice Hotels International, Inc	5,016
4,675		Colonial Properties Trust	234
80,458	e	Crescent Real Estate Equities Co	1,695
1,200	e	Developers Diversified Realty Corp	66
3,505	e*	DTS, Inc	69
80,224		Duke Realty Corp	3,045
10,051	e	Equity Inns, Inc	163
548,414	e	Equity Office Properties Trust	18,416
286,388	e	Equity Residential	13,400
18,247	e	FelCor Lodging Trust, Inc	385
50,546	e	Friedman Billings Ramsey Group, Inc	474
88,351	e	General Growth Properties, Inc	4,318
2,700	e	Gladstone Capital Corp	58
12,011	e	Glenborough Realty Trust, Inc	261
7,621	e	Government Properties Trust, Inc	73
25,208	e	Harris & Harris Group, Inc	352
32,500		Health Care Property Investors, Inc	923
920		Health Care REIT, Inc	35
5,594	e	Highland Hospitality Corp	71
15,546	e	Highwoods Properties, Inc	524
15,500	e	HomeBanc Corp	136
16,250		Hospitality Properties Trust	710
112,900	e	Host Marriott Corp	2,416
23,518	e	HRPT Properties Trust	276
29,012	*	Interdigital Communications Corp	711
2,200	e	Investors Real Estate Trust	21
73,200		iStar Financial, Inc	2,802
121,000	e	Kimco Realty Corp	4,917
9,265		LTC Properties, Inc	216
77,700	e	Luminent Mortgage Capital, Inc	630
1,000		Macerich Co	74
900		Mack-Cali Realty Corp	43
76,872	e	MCG Capital Corp	1,085
47,300		MFA Mortgage Investments, Inc	300
2,680		Mid-America Apartment Communities, Inc	147
11,900	e	MortgageIT Holdings, Inc	129
5,061	e	National Health Investors, Inc	129
38,004		New Plan Excel Realty Trust	986
11,150		Omega Healthcare Investors, Inc	156
20,900	e	Opteum, Inc	179
600		Pan Pacific Retail Properties, Inc	43
5,500	e	Post Properties, Inc	245
11,200		Potlatch Corp	480
102,124	e	Prologis	5,464
95,119	e	Public Storage, Inc	7,727
2,700	e	RAIT Investment Trust	76
2,800	e*	Rambus, Inc	110
5,459		Redwood Trust, Inc	236
700		Regency Centers Corp	47
183,261	e	Royal Gold, Inc	6,632
5,366		Senior Housing Properties Trust	97
150,278	e	Simon Property Group, Inc	12,644

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
7,800		Sun Communities, Inc	$276
1,300	e	Town & Country Trust	53
21,806	e	Trustreet Properties, Inc	331
1,900	e	United Dominion Realty Trust, Inc	54
4,600	e	Universal Health Realty Income Trust	168
6,860	e	Urstadt Biddle Properties, Inc (Class A)	124
98,503	e	Vornado Realty Trust	9,456
120,825	e	Weingarten Realty Investors	4,924
15,216	e	Winston Hotels, Inc	173
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	140,327

HOTELS AND OTHER LODGING PLACES - 0.04%
65,089	e*	Gaylord Entertainment Co	2,954
22,167	e*	Great Wolf Resorts, Inc	257
		TOTAL HOTELS AND OTHER LODGING PLACES	3,211

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.76%
213,900	e*	3Com Corp	1,095
574,944	e	3M Co	43,518
8,400	e*	Adaptec, Inc	46
79,500	e*	AGCO Corp	1,649
1,300	e	Alamo Group, Inc	29
2,600	e	Albany International Corp (Class A)	99
69,500		American Standard Cos, Inc	2,979
318,894	e*	Apple Computer, Inc	20,001
1,800	e*	Applied Films Corp	35
652,436		Applied Materials, Inc	11,424
6,000	*	Astec Industries, Inc	215
9,500	e*	Axcelis Technologies, Inc	56
28,525		Black & Decker Corp	2,479
12,256	*	Blue Coat Systems, Inc	266
4,000	e	Briggs & Stratton Corp	141
15,494	e*	Brooks Automation, Inc	221
8,500		Carlisle Cos, Inc	695
7,200	e*	Cirrus Logic, Inc	61
37,800	e	Cummins, Inc	3,973
192,830	e	Deere & Co	15,243
1,022,039	*	Dell, Inc	30,416
1,000	e	Donaldson Co, Inc	34
958,140	e*	EMC Corp	13,059
82,112	e*	Emcore Corp	839
9,460	e*	Emulex Corp	162
6,494	e*	EnPro Industries, Inc	223
28,195	e*	Finisar Corp	140
7,700	*	Flowserve Corp	449
5,556	*	FMC Technologies, Inc	285
12,515	*	Foundry Networks, Inc	227
3,394	*	Gehl Co	112
118,575		Graco, Inc	5,387
157,563	*	Grant Prideco, Inc	6,750
15,906	e	Gulf Island Fabrication, Inc	376
1,298,523	e	Hewlett-Packard Co	42,721
8,764	*	Hydril	683
2,986	e*	Intermec, Inc	91

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
721,457		International Business Machines Corp	$59,499
46,200	e	JLG Industries, Inc	1,422
186,353	e*	Juniper Networks, Inc	3,563
2,300	e*	Kulicke & Soffa Industries, Inc	22
9,944	*	Lam Research Corp	428
39,462	e*	Lexmark International, Inc	1,791
3,100	e	Lincoln Electric Holdings, Inc	167
4,800	e	Lindsay Manufacturing Co	130
6,754	e	Lufkin Industries, Inc	374
25,583	e*	Mattson Technology, Inc	307
66,429	e*	McData Corp (Class A)	307
5,651	e*	Mobility Electronics, Inc	47
235,717	e*	MRV Communications, Inc	966
135,913	e*	Network Appliance, Inc	4,897
8,038		NN, Inc	104
28,000	e	Nordson Corp	1,396
25,190	e*	Novellus Systems, Inc	605
7,286	e*	Oil States International, Inc	268
87,300	e*	Palm, Inc	2,022
21,800	e	Pentair, Inc	888
10,500	e*	Presstek, Inc	125
43,700	e*	Quantum Corp	163
1,500	e*	Radisys Corp	30
49,352	e*	SanDisk Corp	2,839
45,177	e*	Semitool, Inc	514
150,786	e	Smith International, Inc	5,875
503,386	e*	Solectron Corp	2,014
22,138	e	SPX Corp	1,183
86,524	e	Stanley Works	4,383
6,100		Tennant Co	319
8,326	e*	TurboChef Technologies, Inc	102
10,500	e*	Ultratech, Inc	257
19,592	*	Western Digital Corp	381
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	303,567

INSTRUMENTS AND RELATED PRODUCTS - 3.32%
6,600	e*	ADE Corp	202
17,804	e*	Affymetrix, Inc	586
35,872	e*	Align Technology, Inc	329
172,690		Ametek, Inc	7,764
3,704	e	Analogic Corp	245
188,825	e	Applera Corp (Applied Biosystems Group)	5,125
5,200	e	Arrow International, Inc	170
3,931	e*	Avid Technology, Inc	171
37,194		Bard (C.R.), Inc	2,522
30,955		Bausch & Lomb, Inc	1,972
438,937		Baxter International, Inc	17,035
16,896		Beckman Coulter, Inc	922
214,472		Becton Dickinson & Co	13,207
158,905	e	Biomet, Inc	5,644
335,990	e*	Boston Scientific Corp	7,745
3,700	*	Bruker BioSciences Corp	20
3,100	e*	Candela Corp	67
5,797	e*	Cepheid, Inc	53

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
4,800		Cognex Corp	$142
5,170	e*	Coherent, Inc	182
500	e	Cooper Cos, Inc	27
4,791	e*	Credence Systems Corp	35
10,000	e*	Cytyc Corp	282
49,038	e	Dentsply International, Inc	2,852
3,500	e*	DJ Orthopedics, Inc	139
16,080	e*	Edwards Lifesciences Corp	699
4,900	e*	Encore Medical Corp	25
7,094	e*	FARO Technologies, Inc	101
49,497	e*	Fisher Scientific International, Inc	3,368
152,032	e	Guidant Corp	11,868
6,800	e*	Hologic, Inc	376
1,700	e*	ICU Medical, Inc	62
5,331	e*	I-Flow Corp	71
14,163	*	Illumina, Inc	336
177,950	e*	Innovative Solutions & Support, Inc	2,313
8,400	e*	Input/Output, Inc	82
3,000	e*	Integra LifeSciences Holdings Corp	123
8,990	e*	Intuitive Surgical, Inc	1,061
8,900		Invacare Corp	276
1,300	*	Itron, Inc	78
1,543,842		Johnson & Johnson	91,426
2,900		Keithley Instruments, Inc	45
48,670	e	Kla-Tencor Corp	2,354
4,317	e*	Laserscope	102
3,300	e*	LeCroy Corp	52
25,500	e*	Lexar Media, Inc	219
16,090	e*	Lifecell Corp	363
28,700	e*	LTX Corp	155
25,220	e*	Luminex Corp	375
2,579	e*	Measurement Specialties, Inc	67
669,862		Medtronic, Inc	33,995
6,400	*	Mettler-Toledo International, Inc	386
11,632	*	Millipore Corp	850
5,300	e*	MKS Instruments, Inc	124
1,900	e*	Molecular Devices Corp	63
5,900	e	Movado Group, Inc	136
3,164	e	Oakley, Inc	54
1,500	e*	OraSure Technologies, Inc	15
3,688	e*	Palomar Medical Technologies, Inc	123
102,828		PerkinElmer, Inc	2,413
2,200	*	Photon Dynamics, Inc	41
207,301		Pitney Bowes, Inc	8,899
6,200	*	Respironics, Inc	241
4,321	*	Rudolph Technologies, Inc	74
173,852	*	St. Jude Medical, Inc	7,128
4,600		STERIS Corp	114
191,130	e	Stryker Corp	8,475
32,506		Tektronix, Inc	1,161
88,074	*	Thermo Electron Corp	3,267
1,600	e*	Thoratec Corp	31
26,444	e*	TriPath Imaging, Inc	185
39,294	*	Varian Medical Systems, Inc	2,207

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,600		Vital Signs, Inc	$88
45,643	*	Waters Corp	1,970
303,173	e*	Xerox Corp	4,608
109,320	e*	Zimmer Holdings, Inc	7,390
1,100	*	Zoll Medical Corp	29
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	267,502

INSURANCE AGENTS, BROKERS AND SERVICE - 0.49%
28,200	e	Brown & Brown, Inc	936
7,400	e	Clark, Inc	87
4,400	e	Crawford & Co (Class B)	26
31,242		Erie Indemnity Co (Class A)	1,645
44,688	*	Express Scripts, Inc	3,928
81,210	e	Gallagher (Arthur J.) & Co	2,259
219,745		Hartford Financial Services Group, Inc	17,701
2,616	e*	HealthExtras, Inc	92
1,100	e	Hilb Rogal & Hobbs Co	45
444,960	e	Marsh & McLennan Cos, Inc	13,064
4,200	e*	USI Holdings Corp	68
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	39,851

INSURANCE CARRIERS - 3.17%
301,800		Aetna, Inc	14,830
379,270		Aflac, Inc	17,116
102	*	Alleghany Corp	30
90,600	e	Ambac Financial Group, Inc	7,212
7,500		American Financial Group, Inc	312
850	*	American Physicians Capital, Inc	41
7,900	*	AMERIGROUP Corp	166
186,957		Chubb Corp	17,843
89,000		Cigna Corp	11,625
176,530	e	Cincinnati Financial Corp	7,427
75,982		Fidelity National Financial, Inc	2,700
29,100		First American Corp	1,140
1,251	e*	Fpic Insurance Group, Inc	47
54,972	*	Health Net, Inc	2,794
4,400		Horace Mann Educators Corp	83
91,014	*	Humana, Inc	4,792
3,506		Infinity Property & Casualty Corp	146
106,660		Jefferson-Pilot Corp	5,967
172,330	e	Lincoln National Corp	9,407
1,400	e*	Markel Corp	473
113,799	e	MBIA, Inc	6,843
9,900	e	Mercury General Corp	544
69,700	e	MGIC Investment Corp	4,644
1,500	e*	Molina Healthcare, Inc	50
22,800	e	Phoenix Cos, Inc	372
13,997	e*	PMA Capital Corp (Class A)	142
40,300	e	PMI Group, Inc	1,851
1,400		Presidential Life Corp	35
204,025	e	Principal Financial Group	9,956
117,770		Progressive Corp	12,279
370,706		Prudential Financial, Inc	28,103
26,100		Radian Group, Inc	1,572

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
118,800		Safeco Corp	$5,965
507,177		St. Paul Travelers Cos, Inc	21,195
3,500	e*	Triad Guaranty, Inc	164
562,728		UnitedHealth Group, Inc	31,434
147,488	e	UnumProvident Corp	3,020
26,500		W.R. Berkley Corp	1,539
281,408	*	WellPoint, Inc	21,789
		TOTAL INSURANCE CARRIERS	255,648

LEATHER AND LEATHER PRODUCTS - 0.09%
199,600	*	Coach, Inc	6,902
4,800	e	Kenneth Cole Productions, Inc (Class A)	133
7,251	e*	Skechers U.S.A., Inc (Class A)	181
17,900	e	Stride Rite Corp	259
400	*	Timberland Co (Class A)	14
		TOTAL LEATHER AND LEATHER PRODUCTS	7,489

LEGAL SERVICES - 0.00% **
3,600	*	FTI Consulting, Inc	103
		TOTAL LEGAL SERVICES	103

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00% **
11,695	e	Laidlaw International, Inc	318
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	318

LUMBER AND WOOD PRODUCTS - 0.01%
28,547	e*	Champion Enterprises, Inc	427
4,415		Skyline Corp	183
1,800	e*	Trex Co, Inc	57
		TOTAL LUMBER AND WOOD PRODUCTS	667

METAL MINING - 0.06%
52,496	e	Cleveland-Cliffs, Inc	4,573
		TOTAL METAL MINING	4,573

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
19,178	e	Callaway Golf Co	330
10,946	e*	Jakks Pacific, Inc	293
39,060	e*	K2, Inc	490
463,424		Mattel, Inc	8,402
28,761	e*	RC2 Corp	1,145
59,200	e	Russ Berrie & Co, Inc	900
2,500	*	Steinway Musical Instruments, Inc	80
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	11,640

MISCELLANEOUS RETAIL - 0.68%
152,855	e*	Amazon.com, Inc	5,581
4,500	e	Barnes & Noble, Inc	208
600		Blair Corp	25
7,200	e*	Cabela's, Inc	148
6,579	e	CDW Corp	387
403,342		CVS Corp	12,048
3,933	e*	Design Within Reach, Inc	22
62,013	e*	GSI Commerce, Inc	1,054

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,200	*	Matria Healthcare, Inc	$45
13,700		Michaels Stores, Inc	515
77,755	*	Office Depot, Inc	2,896
16,503	e*	Overstock.com, Inc	492
308,113		Staples, Inc	7,863
30,376	e	Tiffany & Co	1,140
521,071		Walgreen Co	22,474
		TOTAL MISCELLANEOUS RETAIL	54,898

MOTION PICTURES - 0.97%
3,300	e	Carmike Cinemas, Inc	80
22,100	*	DreamWorks Animation SKG, Inc (Class A)	585
43,668	e	Marcus Corp	871
28,034	*	Pixar	1,798
26,141	e	Regal Entertainment Group (Class A)	492
16,388	e*	Time Warner Telecom, Inc (Class A)	294
2,268,099		Time Warner, Inc	38,081
1,300,695	e	Walt Disney Co	36,276
		TOTAL MOTION PICTURES	78,477

NONDEPOSITORY INSTITUTIONS - 1.97%
42,023		Advanta Corp (Class A)	1,433
207,368	e	Allied Capital Corp	6,345
782,671		American Express Co	41,129
40,300	e*	AmeriCredit Corp	1,238
160,854		Capital One Financial Corp	12,952
78,600	e	CapitalSource, Inc	1,956
17,400		CharterMac	353
9,173	e*	CompuCredit Corp	338
311,116		Countrywide Financial Corp	11,418
203,300	e	Doral Financial Corp	2,348
566,646	e	Fannie Mae	29,126
8,675	e	Federal Agricultural Mortgage Corp (Class C)	255
9,450	e	Financial Federal Corp	277
26,300	e	First Marblehead Corp	1,137
476,802		Freddie Mac	29,085
21,300	e	IndyMac Bancorp, Inc	872
351,951		SLM Corp	18,280
4,660	e*	World Acceptance Corp	128
		TOTAL NONDEPOSITORY INSTITUTIONS	158,670

NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
99,868	e	AMCOL International Corp	2,876
12,525	e	CARBO Ceramics, Inc	713
12,900	e	Compass Minerals International, Inc	322
100,663		Vulcan Materials Co	8,723
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	12,634

OIL AND GAS EXTRACTION - 2.78%
341,169		Anadarko Petroleum Corp	34,461
414,426	e	Apache Corp	27,149
30,714	*	Atlas America, Inc	1,468
4,085	e*	Atwood Oceanics, Inc	413
11,519	e	Berry Petroleum Co (Class A)	788

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
12,550		Cabot Oil & Gas Corp (Class A)	$602
27,184	e*	Callon Petroleum Co	571
54,968	e*	Cheniere Energy, Inc	2,230
203,497	e	Chesapeake Energy Corp	6,392
46,152	e	Cimarex Energy Co	1,997
21,613	e*	Clayton Williams Energy, Inc	884
20,725	*	Comstock Resources, Inc	615
16,222	e*	Cooper Cameron Corp	715
19,600	e	Crosstex Energy, Inc	1,518
15,757	e*	Delta Petroleum Corp	331
175,338	e*	Denbury Resources, Inc	5,553
496,884		Devon Energy Corp	30,394
17,038	*	Edge Petroleum Corp	426
7,201	*	Encore Acquisition Co	223
68,159	e*	Energy Partners Ltd	1,607
186,136	e	ENSCO International, Inc	9,577
341,716		Equitable Resources, Inc	12,476
55,136	*	Forest Oil Corp	2,050
8,897	e*	FX Energy, Inc	47
16,582	*	Global Industries Ltd	240
45,337	e*	Grey Wolf, Inc	337
55,116	e*	Harvest Natural Resources, Inc	536
22,974	e*	Helix Energy Solutions Group, Inc	871
103,835	e	Helmerich & Payne, Inc	7,250
11,390	*	Houston Exploration Co	600
54,692	e*	KCS Energy, Inc	1,422
140,689	e*	Meridian Resource Corp	570
80,389	e*	National Oilwell Varco, Inc	5,154
119,240	*	Newfield Exploration Co	4,996
289,790		Noble Energy, Inc	12,728
8,831	e*	Oceaneering International, Inc	506
48,248	*	PetroHawk Energy Corp	661
10,571	e*	Petroleum Development Corp	479
16,300	e*	Petroquest Energy, Inc	164
128,017	e	Pioneer Natural Resources Co	5,665
61,817	*	Plains Exploration & Production Co	2,389
75,300	e	Pogo Producing Co	3,784
122,390	e*	Pride International, Inc	3,816
64,013	e*	Quicksilver Resources, Inc	2,475
102,753	e	Range Resources Corp	2,806
8,000	e*	Remington Oil & Gas Corp	346
77,900		Rowan Cos, Inc	3,424
9,480	e	RPC, Inc	217
7,000	e	St. Mary Land & Exploration Co	286
16,278	e*	Stone Energy Corp	718
45,433	*	Swift Energy Co	1,702
13,207	*	Tetra Technologies, Inc	621
19,558	e*	Toreador Resources Corp	608
12,425	*	Unit Corp	693
37,825	e*	Veritas DGC, Inc	1,717
8,105	e*	W-H Energy Services, Inc	361
5,505	e*	Whiting Petroleum Corp	226
313,786		XTO Energy, Inc	13,672
		TOTAL OIL AND GAS EXTRACTION	224,527

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
PAPER AND ALLIED PRODUCTS - 0.44%
60,200		Bemis Co	$1,901
40,000	e	Bowater, Inc	1,183
25,800	e*	Buckeye Technologies, Inc	233
18,600		Chesapeake Corp	258
800		CSS Industries, Inc	26
30,700	e	Glatfelter	563
278,889		Kimberly-Clark Corp	16,120
6,600	e	Longview Fibre Co	171
233,349	e	MeadWestvaco Corp	6,373
47,600		Packaging Corp of America	1,068
5,700		Rock-Tenn Co (Class A)	85
129,950	e	Sonoco Products Co	4,401
60,796	e	Temple-Inland, Inc	2,709
10,800	e	Wausau Paper Corp	153
		TOTAL PAPER AND ALLIED PRODUCTS	35,244

PERSONAL SERVICES - 0.00% **
16,099	e	Stewart Enterprises, Inc (Class A)	92
		TOTAL PERSONAL SERVICES	92

PETROLEUM AND COAL PRODUCTS - 0.76%
269,430		EOG Resources, Inc	19,399
99,808		Frontier Oil Corp	5,924
21,091	*	Giant Industries, Inc	1,467
68,902	e*	Headwaters, Inc	2,741
150,944	e	Sunoco, Inc	11,709
330,996	e	Valero Energy Corp	19,787
		TOTAL PETROLEUM AND COAL PRODUCTS	61,027

PIPELINES, EXCEPT NATURAL GAS - 0.05%
422,299	*	Transmontaigne, Inc	4,143
		TOTAL PIPELINES, EXCEPT NATURAL GAS	4,143

PRIMARY METAL INDUSTRIES - 0.87%
61,885	*	Aleris International, Inc	2,975
54,420	e*	Andrew Corp	668
135,325	*	Century Aluminum Co	5,745
6,900	e*	CommScope, Inc	197
584,300	*	Corning, Inc	15,724
60,548	e	Dynamic Materials Corp	2,158
4,400	e*	General Cable Corp	133
43,376		Gibraltar Industries, Inc	1,278
12,300		Hubbell, Inc (Class B)	630
42,084	e*	Lone Star Technologies, Inc	2,332
32,200	e*	Maverick Tube Corp	1,706
53,678		Mueller Industries, Inc	1,916
70,846	e*	NS Group, Inc	3,261
162,218	e	Nucor Corp	16,999
30,445		Quanex Corp	2,029
58,618	e	Steel Dynamics, Inc	3,325
88,373	e	Steel Technologies, Inc	2,148
3,300	e*	Superior Essex, Inc	84

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
58,789	e*	Wheeling-Pittsburgh Corp	$1,079
270,750	e	Worthington Industries, Inc	5,431
		TOTAL PRIMARY METAL INDUSTRIES	69,818

PRINTING AND PUBLISHING - 0.55%
1,300	e*	ACCO Brands Corp	29
10,100		Bowne & Co, Inc	168
5,200	*	Cenveo, Inc	86
41,000	e	Dow Jones & Co, Inc	1,611
29,750	*	Dun & Bradstreet Corp	2,281
4,200	e	Ennis, Inc	82
51,552	e	EW Scripps Co	2,305
6,800	e	Lee Enterprises, Inc	227
3,600	e	McClatchy Co (Class A)	176
284,484	e	McGraw-Hill Cos, Inc	16,392
3,113		Media General, Inc (Class A)	145
6,500		Meredith Corp	363
87,236	e	New York Times Co (Class A)	2,208
5,200	e*	Paxar Corp	102
21,328	e*	R.H. Donnelley Corp	1,242
122,229		R.R. Donnelley & Sons Co	3,999
23,349		Standard Register Co	362
2,400	e	Thomas Nelson, Inc	70
2,759	e	Topps Co, Inc	24
271,862	e	Tribune Co	7,457
5,956	e	Washington Post Co (Class B)	4,627
		TOTAL PRINTING AND PUBLISHING	43,956

RAILROAD TRANSPORTATION - 0.34%
19,164	e*	Kansas City Southern Industries, Inc	473
489,510		Norfolk Southern Corp	26,468
27,046	*	RailAmerica, Inc	288
		TOTAL RAILROAD TRANSPORTATION	27,229

REAL ESTATE - 0.01%
7,561	*	Bluegreen Corp	100
3,300	e	Levitt Corp (Class A)	73
34,491		Resource America, Inc (Class A)	687
11,648	e*	Sunterra Corp	166
		TOTAL REAL ESTATE	1,026

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.04%
2,700	e	Aptargroup, Inc	149
70,651	e	Cooper Tire & Rubber Co	1,013
5,481	e*	Deckers Outdoor Corp	222
5,149	e*	Entegris, Inc	55
11,067	e*	Jacuzzi Brands, Inc	109
4,100		Myers Industries, Inc	66
18,500	e	Sealed Air Corp	1,071
11,100		Spartech Corp	266
15,200		Tredegar Corp	242
7,000	e	West Pharmaceutical Services, Inc	243
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,436

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				VALUE
SHARES				(000)
SECURITY AND COMMODITY BROKERS - 1.77%			$
29,610		A.G. Edwards. Inc		1,476
26,363	e*	Bankrate, Inc		1,148
39,452	*	BISYS Group, Inc		532
9,000	e	BKF Capital Group, Inc		117
570,443		Charles Schwab Corp		9,817
14,136		Chicago Mercantile Exchange Holdings, Inc		6,326
3,200		Eaton Vance Corp		88
27,941		Federated Investors, Inc (Class B)		1,091
173,317		Franklin Resources, Inc		16,333
3,630	e	GAMCO Investors, Inc		145
244,176	e	Goldman Sachs Group, Inc		38,326
72,720	e	Janus Capital Group, Inc		1,685
49,052		Legg Mason, Inc		6,148
628,629		Merrill Lynch & Co, Inc		49,511
16,805	*	Piper Jaffray Cos		924
36,392	e	SEI Investments Co		1,475
1,900		SWS Group, Inc		50
79,326	e	T Rowe Price Group, Inc		6,204
78,231		TD Ameritrade Holding Corp		1,633
		TOTAL SECURITY AND COMMODITY BROKERS		143,029

SPECIAL TRADE CONTRACTORS - 0.01%
4,050		Comfort Systems USA, Inc		55
20,829	e	Noble International Ltd		353
2,700	e*	Quanta Services, Inc		43
		TOTAL SPECIAL TRADE CONTRACTORS		451

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
900		Ameron International Corp		66
2,065		Apogee Enterprises, Inc		35
13,447	e	Charles & Colvard Ltd		146
57,462	e	Eagle Materials, Inc		3,664
5,586	e	Eagle Materials, Inc (Class B)		356
15,000		Florida Rock Industries, Inc		843
4,200	e	Libbey, Inc		30
		TOTAL STONE, CLAY, AND GLASS PRODUCTS		5,140

TRANSPORTATION BY AIR - 0.48%
2,600	e*	Airtran Holdings, Inc		47
18,300	e*	Alaska Air Group, Inc		649
122,125	e*	AMR Corp		3,303
92,958	e*	Continental Airlines, Inc (Class B)		2,501
48,300	*	ExpressJet Holdings, Inc		359
164,124		FedEx Corp		18,536
45,006	e*	Frontier Airlines, Inc		347
71,083	e*	JetBlue Airways Corp		762
60,245	e*	Mesa Air Group, Inc		689
15,600	e*	Pinnacle Airlines Corp		104
6,600		Skywest, Inc		193
627,375	e	Southwest Airlines Co		11,287
		TOTAL TRANSPORTATION BY AIR		38,777

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
TRANSPORTATION EQUIPMENT - 0.48%
4,700	e*	Accuride Corp	$54
8,885	e*	Aftermarket Technology Corp	201
51,000	e	American Axle & Manufacturing Holdings, Inc	874
70,430	e	ArvinMeritor, Inc	1,050
117,096	e	Autoliv, Inc	6,625
19,700	e	BorgWarner, Inc	1,183
53,585		Brunswick Corp	2,082
10,005	e	Coachmen Industries, Inc	114
17,350	e*	Dril-Quip, Inc	1,229
21,900		Federal Signal Corp	405
125,054	e*	Fleetwood Enterprises, Inc	1,397
83,512	e	Gentex Corp	1,458
46,368	e	Greenbrier Cos, Inc	1,857
205,687	e	Harley-Davidson, Inc	10,671
36,928		Harsco Corp	3,051
9,675	e	Marine Products Corp	106
42,800		Modine Manufacturing Co	1,263
103,044	e*	Quantum Fuel Systems Technologies Worldwide, Inc	369
3,100	e*	R&B, Inc	32
64,900	e	Superior Industries International, Inc	1,256
25,384	e*	Tenneco, Inc	551
400	e	Thor Industries, Inc	21
44,061	*	TRW Automotive Holdings Corp	1,027
217,570	e*	Visteon Corp	1,001
41,471	e	Wabash National Corp	819
1,200		Westinghouse Air Brake Technologies Corp	39
1,600	e	Winnebago Industries, Inc	49
		TOTAL TRANSPORTATION EQUIPMENT	38,784

TRANSPORTATION SERVICES - 0.10%
77,532	e	GATX Corp	3,201
1,898	*	HUB Group, Inc	87
175,563	e*	IAC/InterActiveCorp	5,174
		TOTAL TRANSPORTATION SERVICES	8,462

TRUCKING AND WAREHOUSING - 0.39%
1,600	*	SCS Transportation, Inc	47
49,700	e*	SIRVA, Inc	424
390,835	e	United Parcel Service, Inc (Class B)	31,024
		TOTAL TRUCKING AND WAREHOUSING	31,495

WATER TRANSPORTATION - 0.08%
1,700	*	Gulfmark Offshore, Inc	47
22,369	e*	Hornbeck Offshore Services, Inc	807
105,526	e	Tidewater, Inc	5,828
		TOTAL WATER TRANSPORTATION	6,682

WHOLESALE TRADE-DURABLE GOODS - 0.70%
158,300	e	Adesa, Inc	4,233
22,218	e*	Advanced Medical Optics, Inc	1,036
3,400		Agilysys, Inc	51
122,200	e*	Aviall, Inc	4,653
39,080	e	Castle (A.M.) & Co	1,153
62,880		Commercial Metals Co	3,364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
14,532	e*	Copart, Inc			$399
2,603	e*	Digital River, Inc			114
224,750	e	Genuine Parts Co			9,851
28,000	e	Handleman Co			269
21,570	e*	Henry Schein, Inc			1,032
140,200	e	IKON Office Solutions, Inc			1,998
21,600	*	Ingram Micro, Inc (Class A)			432
2,400	*	Keystone Automotive Industries, Inc			101
35,264	e	Metal Management, Inc			1,116
17,066	e*	Navarre Corp			73
29,884	e	Omnicare, Inc			1,643
1,400	e	Owens & Minor, Inc			46
58,324	e*	Patterson Cos, Inc			2,053
2,500	e*	PSS World Medical, Inc			48
48,136	e	Reliance Steel & Aluminum Co			4,521
198,467	e	Ryerson Tull, Inc			5,311
130,793	e	Schnitzer Steel Industries, Inc (Class A)			5,605
1,500	e*	SYNNEX Corp			28
3,500	e*	Tech Data Corp			129
92,400		W.W. Grainger, Inc			6,962
		TOTAL WHOLESALE TRADE-DURABLE GOODS			56,221

WHOLESALE TRADE-NONDURABLE GOODS - 0.93%
29,572	e*	Allscripts Healthcare Solutions, Inc			541
298,735		Cardinal Health, Inc			22,262
750	e	EnergySouth, Inc			24
155,208	e*	First Horizon Pharmaceutical Corp			3,913
267,603		McKesson Corp			13,950
122,300		Nike, Inc (Class B)			10,408
269,010	e	Safeway, Inc			6,758
10,500	e	Supervalu, Inc			324
345,100	e	Sysco Corp			11,060
7,496	e*	Ventiv Health, Inc			249
14,200	e	Weyco Group, Inc			319
122,164		World Fuel Services Corp			4,940
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			74,748

		TOTAL COMMON STOCKS			4,821,972
		(Cost $3,305,238)
PRINCIPAL

SHORT-TERM INVESTMENTS - 9.99%

COMMERCIAL PAPER - 3.77%
$ 26,900,000	c,d	AT&T, Inc	4.670%	04/10/06	26,875
26,982,000	c,d	BellSouth Corp	4.550	04/12/06	26,950
27,000,000	c,d	Concentrate Manufacturing Co of Ireland	4.550	04/03/06	27,000
26,948,000		Goldman Sachs Group, Inc	4.760	04/10/06	26,923
15,600,000	c,d	Harley-Davidson Funding Corp	4.550	04/06/06	15,594
26,900,000	c,d	Harrier Finance Funding LLC	4.770	04/18/06	26,846
25,000,000	c,d	Hershey Co	4.560	04/11/06	24,973
13,000,000	c	Kimberley-Clark Worldwide, Inc	4.510	04/05/06	12,997
26,900,000	d	Merrill Lynch & Co, Inc	4.740	04/12/06	26,868
11,725,000	d	New York Times Co	4.560	04/14/06	11,708

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE		(000)
$ 12,250,000	c	Pfizer Investment Capital plc	4.590	04/10/06		$12,238
14,400,000	d	Pfizer Investment Capital plc	4.640	05/18/06		14,313
24,029,000	c,d	Scaldis Capital LLC	4.610	04/07/06		24,016
26,900,000	c,d	Verizon Communications, Inc	4.800	04/11/06		26,870
		TOTAL COMMERCIAL PAPER				304,171

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 2.99%
24,750,000		Federal Home Loan Bank (FHLB)	4.600%	04/10/06		24,728
61,940,000	d	FHLB	4.660	04/12/06		61,868
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.560	04/04/06		14,998
74,800,000	d	FHLMC	4.580	04/11/06		74,723
25,000,000	d	Federal National Mortgage Association (FNMA)	4.490	04/05/06		24,994
30,242,000		FNMA	4.590	04/18/06		30,183
9,540,000		FNMA	4.440	04/20/06		9,519
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES				241,013

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.23%
REPURCHASE AGREEMENTS - 3.23%
11,208,000		Bear Stearns & Co, Inc, 4.800% Dated 3/31/2006,				11,210
		Due 04/03/2006 In the Amount of $11,209,494
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 4.250% - 5.000%, 03/13/2007 - 05/08/2007			$2,569,244
		Federal Home Loan Mortgage Corp (FHLMC) 3.625% - 5.500% , 09/15/2008 - 02/22/2013			4,419,767
		Federal National Mortgage Association (FNMA) 5.000% - 5.450%, 07/25/2008 - 08/24/2009			4,466,652
		Total Market Value			11,455,663

89,275,000		Goldman Sachs & Co. 4.790% Dated 3/31/2006,				89,287
		Due 04/03/2006 In The Amount Of $89,286,879
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 5.670% , 02/22/2016			91,062,592
		Total Market Value			91,062,592

90,000,000		Merrill Lynch & Co. Inc, 4.810% Dated 3/31/2006,				90,012
		Due 04/03/2006 In The Amount Of $90,012,025
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 4.500% , 01/15/2015			91,800,844
		Total Market Value			91,800,844

70,000,000		Morgan Stanely & Co, Inc 4.820% Dated 3/31/2006,				70,009
		Due 04/03/2006 In The Amount Of $70,009,372
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% - 5.750%, 12/26/2007 - 04/16/2019			16,109,997
		Federal Home Loan Mortgage Corp (FHLMC) 0.000% , 07/18/2007			1,135,835
		Federal National Mortgage Association (FNMA) 3.210% - 6.930%, 11/28/2008 - 02/26/2024			54,158,804
		Total Market Value			71,404,636

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				260,518

		TOTAL SHORT-TERM INVESTMENTS				805,702
		(Cost $805,579)

		TOTAL PORTFOLIO - 109.11%				8,799,767
		(Cost $7,348,581)
		OTHER ASSETS & LIABILITIES, NET - (9.11%)				(735,090)

		NET ASSETS - 100.00%				$8,064,677

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

The following abbreviations are used in portfolio descriptions:
LP	Limited Partnerships
LLC	Limited Liability Company

*	Non-income producing
**	Percentage represents less than 0.01%
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2006, the value of these securities amounted to $69,958,365 or 0.87% of net assets.
h	These securities were purchased on a delayed delivery basis.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2006

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 99.04%

U.S. TREASURY SECURITIES - 99.04%
$ 314,220,243	k	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	$315,669
120,263,022	k	United States Treasury Inflation Indexed Bond	2.000	01/15/26	113,866
212,432,049	e,k	United States Treasury Inflation Indexed Bond	3.625	04/15/28	260,943
247,824,567	k	United States Treasury Inflation Indexed Bond	3.875	04/15/29	317,758
67,332,948	k	United States Treasury Inflation Indexed Bond	3.375	04/15/32	82,883
200,296,234	k	United States Treasury Inflation Indexed Note	3.625	01/15/08	205,756
197,399,369	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	206,653
143,452,275	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	154,122
344,162,914	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	325,933
145,033,543	k	United States Treasury Inflation Indexed Note	3.500	01/15/11	153,283
80,522,314	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	85,360
274,470,423	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	285,897
255,423,739	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	247,940
262,703,982	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	256,383
242,323,362	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	236,265
237,970,258	k	United States Treasury Inflation Indexed Note	1.625	01/15/15	224,511
209,861,054	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	201,729
102,882,816	e,k	United States Treasury Inflation Indexed Note	2.000	01/15/16	99,748
		TOTAL U.S. TREASURY SECURITIES			3,774,699

		TOTAL GOVERNMENT BONDS			3,774,699
		(Cost $3,765,195)

SHORT-TERM INVESTMENTS - 0.45%

COMMERCIAL PAPER - 0.09%
3,400,000		UBS Finance, (Delaware), Inc	4.515	04/03/06	3,400
		TOTAL COMMERCIAL PAPER			3,400

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED- 0.36%
REPURCHASED AGREEMENTS - 0.36%
3,859,000		Goldman Sachs & Co. 4.790% Dated 3/31/2006,			3,860
		Due 04/03/2006 In The Amount Of $3,859,513
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 5.670% , 02/22/2016		$3,936,270
		Total Market Value		3,936,270

10,000,000		Merrill Lynch & Co. Inc, 4.810% Dated 3/31/2006,			10,001
		Due 04/03/2006 In The Amount Of $10,001,336
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 4.500% , 01/15/2015		10,200,094
		Total Market Value		10,200,094

		TOTAL INVESTMENT OF CASH COLLATERAL
		FOR SECURITIES LOANED			13,861

		TOTAL SHORT-TERM INVESTMENTS			17,261
		(Cost $17,260)

COLLEGE RETIREMENT EQUITIES FUND - Inflation Linked Bond Account

		VALUE
		(000)

	TOTAL PORTFOLIO - 99.49%	$3,791,960
	(Cost $3,782,455)
	OTHER ASSETS & LIABILITIES, NET - 0.51%	19,400

	NET ASSETS - 100.00%	$3,811,360

e	All or a portion of these securities are out on loan.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

	For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Item 2. Controls and Procedures.

          (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: May 17, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 17, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President
(principal executive officer)

Date: May 16, 2006	By:	/s/ Russell G. Noles
Russell G. Noles
Vice President Acting Chief Financial Officer,
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)